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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to December 31, 2018

Item 1. Reports to Stockholders

Russell Investments

2018 ANNUAL REPORT

Russell Investment Funds

DECEMBER 31, 2018

FUND

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.

You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Funds

Annual Report

December 31, 2018

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2019. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operation under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders

Fellow Investors,

Our primary focus is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides a great answer for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.

The recent past has demonstrated the value of a disciplined approach, as we have seen volatility increase and leadership change quickly:

• For the calendar year of 2018, U.S. equities were headed to a stellar year ahead of the final quarter. Coming into October, the S&P 500® Index was up 10.6% year-to-date—hitting an all-time high of 2,930.751 on September 20. These gains were erased in the final quarter as the U.S. market dropped 14.0%, ending 6.2% lower for the year – its worst since 2008.

• For the year of 2017, emerging markets equities were by far and away the top performing asset segment, up over 34.0%.
That all changed in 2018, as emerging markets were one of the worst performing asset classes, finishing the year down over
16.6%2. Bonds, the usual safe haven when equity markets begin to retreat, were down 1.2% for 2018, and slipped 1.1%
during October, when equities were decreasing as well.3 It hurts when the equity diversifier is down along with equity markets.

These types of volatile and non-conforming markets can make it difficult for individuals to stick to an investment plan.
It can be quite tempting to get distracted and try to move to those areas that have been working, abandoning those that have not. Unfortunately, this can whipsaw the less-disciplined investor that falls into the harmful trap of buying high and selling low. However, we believe this is the type of market in which our process shines.

We maintain our focus and look to position our funds for the environment ahead, not the one that has just passed. With this in mind, we hold the following views on markets:

• We continue to believe in diversifying globally. International investments provide diversification relative to U.S.-
based investments as well as open the portfolio up to additional opportunities outside our borders.

• We believe in a modest tilt away from the U.S. due to relatively high valuations. We also believe in emerging markets equity exposure, although slightly less than at the beginning of 2018, due to profit taking after 2017’s strong performance. Within our bond exposure, we believe in diversifying across sectors and place less emphasis on below-
investment-grade credit risk, as credit spreads have tightened and that market segment has gotten riskier.

Looking forward to the year ahead, we believe that growth will remain on a positive track at least through the middle of
2019. As we approach late 2019/early 2020, the odds of an economic slowdown do increase as the current cycle is getting quite long in the tooth. We will be watching events quite closely and positioning the portfolios to navigate the conditions ahead.

At Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing multi-asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.

President and Chief Executive Officer, Russell Investment Funds

1 Source: Bloomberg

2 MSCI Emerging Markets Index, USD. Source: Bloomberg.

3 Bloomberg Barclays Global Aggregate Total Return Index Unhedged USD. Source: Bloomberg.

To Our Shareholders 3

Russell Investment Funds
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

U. S. Strategic Equity Fund			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	(9.64)%		1 Year	(4.78)%
5 Years	6.40	%§	5 Years	8.21	%§
10 Years	12.19	%§	10 Years	13.28	%§

4 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The U. S. Strategic Equity Fund (the “Fund”) employs a multi-	global growth. During this sell off period, low volatility and value
manager approach whereby portions of the Fund are allocated	factors outperformed. The best performing sectors were areas
to different money manager strategies. Fund assets not allocated	traditionally considered to be defensive such as utilities and
to money managers are managed by Russell Investment	consumer staples.
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at	How did the investment strategies and techniques employed
any time. An exemptive order from the Securities and Exchange	by the Fund and its money managers affect its benchmark
Commission (“SEC”) permits RIM to engage or terminate a money	relative performance?
manager at any time, subject to approval by the Fund’s Board,	Over the period, the Fund maintained exposure to moderately
without a shareholder vote. Pursuant to the terms of the exemptive	priced securities with positive price momentum as well as
order, the Fund is required to notify its shareholders within 90	companies with higher quality characteristics such as lower
days of when a money manager begins providing services. As of	financial leverage. Additionally, the Fund was tilted away from
December 31, 2018, the Fund had four money managers.	the largest market capitalization stocks due to valuation concerns.
Overall, the Fund’s factor positioning was not rewarded as a tilt
What is the Fund’s investment objective?	toward companies trading at discounted valuation ratios and
The Fund seeks to provide long term capital growth.	tilt away from the most expensive, largest market capitalization

How did the Fund perform relative to its benchmark for the	stocks detracted. However, the Fund’s tilt toward stocks with
fiscal year ended December 31, 2018?	positive price momentum was moderately beneficial.
For the fiscal year ended December 31, 2018, the Fund lost	From a sector standpoint, the Fund was positioned toward more
9.64%. This is compared to the Fund’s benchmark, the Russell	pro-cyclical areas of the market which are expected to benefit
1000® Index, which lost 4.78% during the same period. The	from a healthy domestic consumer, expansionary fiscal policy,
Fund’s performance includes operating expenses, whereas index	and the normalization of monetary policy, such as the consumer
returns are unmanaged and do not include expenses of any kind.	discretionary, financials, industrials and energy sectors, while avoiding bond proxies. The overall impact of the pro-cyclical
For the fiscal year ended December 31, 2018, the Morningstar®	sector positioning was negative over the fiscal year.
Insurance Large Blend Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the	Stock selection by the Fund’s money managers was the primary
Fund, lost 5.95%. This result serves as a peer comparison and is	negative contributor to benchmark relative performance during
expressed net of operating expenses.	the period, led by underperforming holdings within the health care, information technology, and financials sectors.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However,	The Fund employs discretionary and non-discretionary money
the Fund’s primary index remains the benchmark for the Fund	managers. The Fund’s discretionary money managers select the
and is representative of the aggregate of each money manager’s	individual portfolio securities for the assets assigned to them.
benchmark index.	The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations,
How did market conditions affect the Fund’s performance?	based upon which RIM purchases and sells securities for the
The fiscal year ended December 31, 2018 saw the Fund	Fund. RIM manages assets not allocated to money manager
underperform the Russell 1000® Index and the Morningstar®	strategies and the Fund’s cash balances.
Large Blend peer group. The Russell 1000® Index lost 4.78%	With respect to certain of the Fund’s money managers, Jacobs
over the year, which is the first calendar year in the last decade	Levy Equity Management, Inc. (“Jacobs Levy”) was the best
when the index finished with a negative absolute return. During	performing manager for the period and slightly underperformed
the first three quarters of 2018, the U. S. equity market produced	the Russell 1000® Index. Sector allocation decisions detracted,
strong absolute returns. The rally was led by growth stocks with	including overweights to the financials and energy sectors. Stock
high price momentum and lower levels of financial leverage,	selection within the information technology and communication
particularly within the health care and technology sectors, as	services sectors was rewarded although selection within the
U. S. companies posted strong quarterly earnings results boosted	health care sector held back further gains.
by lower corporate tax rates. However, investor sentiment rotated
heavily toward value and low volatility stocks in the final quarter	Suffolk Capital Management, LLC (“Suffolk”) was the worst
of 2018 as the U. S. equity market declined substantially amid	performing manager for the period and underperformed the
concerns over rising interest rates, trade wars, and decelerating	Russell 1000® Growth Index. Suffolk’s tilt toward stocks with high earnings variability was not rewarded. Sector allocation decisions

U.S. Strategic Equity Fund 5

Russell Investment Funds
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

detracted, including overweights to the industrials and financials
sectors. Stock selection was the primary negative contributor	In June 2018, William Blair Investment Management, LLC, Mar
to performance over the period as underperforming holdings	Vista Investment Partners, LLC, and Barrow, Hanley, Mewhinney
within the health care, consumer discretionary, and information	& Strauss, LLC were terminated, and HS Management Partners,
technology sectors held back relative performance.	LLC and Brandywine Global Investment Management, LLC were
During the period, RIM utilized a positioning strategy to control	hired. These changes were made in order to increase concentration
Fund-level exposures and risks through the purchase of a stock	and the diversification of potential excess return sources within
portfolio. Using the output from a quantitative model, the strategy	the Fund.

seeks to position the portfolio to meet RIM’s overall preferred	Money Managers as of December 31,
positioning with respect to Fund exposures along factor and	2018	Styles
industry dimensions.
Brandywine Global Investment
The Fund’s active positioning strategy provided exposure to	Management, LLC	Value
RIM’s strategic equity beliefs associated with value, momentum,	HS Management Partners, LLC	Growth
quality, and low volatility factors. During the fiscal year, the	Jacobs Levy Equity Management, Inc.	Market-Oriented
strategy underperformed the Russell 1000® Index as the value	Suffolk Capital Management, LLC	Growth
factor notably lagged in the U. S. equity market. The positioning	The views expressed in this report reflect those of the
strategy’s tilt toward stocks with positive price momentum and	portfolio managers only through the end of the period
overweights to the information technology and health care sectors	covered by the report. These views do not necessarily
were rewarded and helped to offset some of the underperformance.	represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to
During the period, RIM partially equitized the Fund’s cash using	change at any time based upon market conditions or other
index futures contracts to provide the Fund with greater market	events, and RIM disclaims any responsibility to update the
exposure. This had a negative impact on the Fund’s absolute	views contained herein. These views should not be relied
performance.	on as investment advice and, because investment decisions
Describe any changes to the Fund’s structure or the money	for a Russell Investment Funds (“RIF”) Fund are based on
manager line-up.	numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2009.

** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

6 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$885.10	$1,020.92
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.04	$4.33
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

U.S. Strategic Equity Fund 7

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.2%			CVS Health Corp.	21,315	1,397
Consumer Discretionary - 22.5%			Heineken NV - ADR	37,908	1,667
Aaron's, Inc. Class A	2,130	90	Ingredion, Inc.	7,576	692
Amazon. com, Inc. (Æ)	5,507	8,271	JM Smucker Co. (The)	2,418	226
AutoZone, Inc. (Æ)	452	379	Kraft Heinz Co. (The)	3,589	154
Best Buy Co. , Inc.	6,830	362	Molson Coors Brewing Co. Class B	25,737	1,445
Carnival Corp.	3,778	186	Mondelez International, Inc. Class A	16,753	671
Chipotle Mexican Grill, Inc. Class A(Æ)	298	129	Monster Beverage Corp. (Æ)	4,200	207
Comcast Corp. Class A	124,776	4,249	Nestle SA - ADR	52,137	4,221
Costco Wholesale Corp.	7,768	1,583	PepsiCo, Inc.	13,426	1,484
Darden Restaurants, Inc.	10,950	1,093	Philip Morris International, Inc.	2,234	149
Diageo PLC - ADR	16,245	2,304	Post Holdings, Inc. (Æ)	1,144	102
Domino's Pizza, Inc.	2,538	629	Procter & Gamble Co. (The)	10,970	1,008
DR Horton, Inc.	27,139	941	Seaboard Corp.	35	124
Dunkin' Brands Group, Inc.	16,356	1,049	Tyson Foods, Inc. Class A	18,252	975
eBay, Inc. (Æ)	160,509	4,505	Walgreens Boots Alliance, Inc.	4,031	275
Ford Motor Co.	141,900	1,086
General Motors Co.	133,949	4,480			24,999
Hilton Worldwide Holdings, Inc.	5,870	421
Home Depot, Inc. (The)	20,061	3,447	Energy - 5.7%
			Anadarko Petroleum Corp.	6,502	285
Lions Gate Entertainment Corp. Class A(Ñ)	83,143	1,339	Arch Coal, Inc. Class A	1,400	116
Lowe's Cos. , Inc.	14,200	1,312	BP PLC - ADR	60,971	2,313
LVMH Moet Hennessy Louis Vuitton SE			Canadian Natural Resources, Ltd.	86,739	2,093
- ADR(Ñ)	31,331	1,832
Madison Square Garden Co. (The) Class A(Æ)	1,942	520	Chevron Corp.	23,070	2,509
Magna International, Inc. Class A	37,413	1,700	Concho Resources, Inc. (Æ)	1,192	123
Marriott International, Inc. Class A	38,873	4,220	ConocoPhillips	33,080	2,062
McDonald's Corp.	21,739	3,860	Devon Energy Corp.	57,868	1,304
MGM Resorts International	57,228	1,388	Diamondback Energy, Inc.	3,687	342
Mohawk Industries, Inc. (Æ)	8,854	1,036	EOG Resources, Inc.	9,280	809
Netflix, Inc. (Æ)	2,964	793	Exxon Mobil Corp.	17,903	1,221
Norwegian Cruise Line Holdings, Ltd. (Æ)	27,170	1,152	Halliburton Co.	26,800	712
PulteGroup, Inc.	29,589	769	Kinder Morgan, Inc.	43,108	663
PVH Corp.	13,822	1,285	Marathon Petroleum Corp.	10,181	601
Royal Caribbean Cruises, Ltd.	14,785	1,446	National Oilwell Varco, Inc.	10,960	282
Starbucks Corp.	47,145	3,036	Noble Energy, Inc.	1,720	32
Tapestry, Inc.	41,893	1,414	Occidental Petroleum Corp.	14,450	887
Target Corp.	8,220	543	Oceaneering International, Inc. (Æ)	29,087	352
Tiffany & Co.	39,492	3,179	Phillips 66	15,805	1,362
TJX Cos. , Inc.	26,420	1,182	Pioneer Natural Resources Co.	2,960	389
Tupperware Brands Corp.	17,300	546	Schlumberger, Ltd.	57,475	2,074
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	9,056	2,217	Valero Energy Corp.	16,570	1,242
Wal-Mart Stores, Inc.	46,118	4,296			21,773
Walt Disney Co. (The)	54,284	5,952
Weight Watchers International, Inc. (Æ)	43,353	1,671	Financial Services - 15.5%
Williams-Sonoma, Inc. (Ñ)	62,260	3,141	Aflac, Inc.	4,324	197
Yum! Brands, Inc.	5,200	478	Alliance Data Systems Corp.	1,421	213
			Allstate Corp. (The)	9,800	810
		85,511	American Express Co.	4,465	426
			American Homes 4 Rent Class A(ö)	11,300	224
Consumer Staples - 6.6%			Ameriprise Financial, Inc.	5,470	571
Altria Group, Inc.	7,639	377
Anheuser-Busch InBev SA - ADR(Ñ)	40,905	2,692	Banco Santander SA - ADR	235,238	1,054
Archer-Daniels-Midland Co.	31,140	1,276	Bank of America Corp.	102,894	2,536
Bunge, Ltd.	3,300	176	Bank of New York Mellon Corp. (The)	58,571	2,757
Coca-Cola Co. (The)	112,435	5,324	Berkshire Hathaway, Inc. Class B(Æ)	10,441	2,132
ConAgra Foods, Inc.	3,950	84	Blackstone Group, LP (The)	122,264	3,645
Constellation Brands, Inc. Class A	1,697	273	BNP Paribas SA - ADR	35,600	802

See accompanying notes which are an integral part of the financial statements.

8 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Broadridge Financial Solutions, Inc.	3,530	340	Willis Towers Watson PLC(Æ)	1,540	234
Capital One Financial Corp.	11,216	848			58,890
CBRE Group, Inc. Class A(Æ)	7,890	316
Charles Schwab Corp. (The)	85,914	3,567	Health Care - 9.7%
Chubb, Ltd.	2,935	379	Aerie Pharmaceuticals, Inc. (Æ)	30,855	1,114
Citigroup, Inc.	89,323	4,649	Agilent Technologies, Inc.	4,649	314
Citizens Financial Group, Inc.	17,630	524	Alkermes PLC(Æ)	5,800	171
CME Group, Inc. Class A	13,953	2,625	Allergan PLC	7,440	994
Comerica, Inc.	7,526	517	Allscripts Healthcare Solutions, Inc. (Æ)	14,028	135
Cullen/Frost Bankers, Inc.	3,189	280	AmerisourceBergen Corp. Class A	2,500	186
Discover Financial Services	11,584	683	Anthem, Inc. (Æ)	9,752	2,561
E*Trade Financial Corp.	27,681	1,215	Baxter International, Inc.	4,676	308
Equinix, Inc. (Æ)(ö)	2,048	722	Becton Dickinson and Co.	1,597	360
Equity Residential(ö)	7,980	527	Bristol-Myers Squibb Co.	34,241	1,780
Everest Re Group, Ltd.	1,220	266	Cardinal Health, Inc.	12,037	537
Fidelity National Information Services, Inc.	3,180	326	Celgene Corp. (Æ)	49,173	3,151
First BanCorp	2,600	22	Centene Corp. (Æ)	5,809	670
First Data Corp. Class A(Æ)	58,400	988	Cerner Corp. (Æ)	3,624	190
FleetCor Technologies, Inc. (Æ)	1,872	348	Cigna Corp.	7,441	1,413
Global Payments, Inc.	2,576	266	Cooper Cos. , Inc. (The)	914	233
Goldman Sachs Group, Inc. (The)	7,598	1,269	Eli Lilly & Co.	10,192	1,180
Hartford Financial Services Group, Inc.	8,270	368	Encompass Health Corp. (Æ)	3,148	194
Intercontinental Exchange, Inc.	5,680	428	Gilead Sciences, Inc.	11,059	692
Invesco, Ltd.	55,073	922	HCA Healthcare, Inc.	2,141	266
Jack Henry & Associates, Inc.	2,990	378	Horizon Pharma PLC(Æ)	33,681	658
JPMorgan Chase & Co.	39,375	3,843	Humana, Inc.	4,315	1,236
KeyCorp	14,872	220	IDEXX Laboratories, Inc. (Æ)	1,060	197
KKR & Co. , Inc. Class A	110,306	2,165	Intuitive Surgical, Inc. (Æ)	1,413	677
M&T Bank Corp.	5,030	720	Jazz Pharmaceuticals PLC(Æ)	3,938	488
MasterCard, Inc. Class A	12,870	2,428	Johnson & Johnson	10,757	1,388
Morgan Stanley	6,732	267	Laboratory Corp. of America Holdings(Æ)	3,461	437
Nasdaq, Inc.	2,400	196	McKesson Corp.	2,417	267
New York Community Bancorp, Inc.	23,200	218	MEDNAX, Inc. (Æ)	4,546	150
Northern Trust Corp.	8,240	689	Medtronic PLC	21,093	1,919
Park Hotels & Resorts, Inc. (ö)	8,866	230	Merck & Co. , Inc.	8,770	670
PNC Financial Services Group, Inc. (The)	2,337	273	Mylan NV(Æ)	21,900	600
Popular, Inc.	5,770	272	Pfizer, Inc.	32,095	1,401
Progressive Corp. (The)	9,430	569	Portola Pharmaceuticals, Inc. (Æ)(Ñ)	17,994	351
Prudential Financial, Inc.	12,653	1,032	Quest Diagnostics, Inc.	2,522	210
Raymond James Financial, Inc.	5,215	388	Regeneron Pharmaceuticals, Inc. (Æ)	929	347
Rayonier, Inc. (ö)	6,450	179	Sage Therapeutics, Inc. (Æ)	15,150	1,451
Santander Consumer USA Holdings, Inc.	54,308	955	Steris PLC	1,800	192
SLM Corp. (Æ)	52,300	435	Stryker Corp.	1,019	160
State Street Corp.	10,831	683	Thermo Fisher Scientific, Inc.	6,335	1,418
SunTrust Banks, Inc.	12,983	655	United Therapeutics Corp. (Æ)	329	36
Synchrony Financial	6,454	151	UnitedHealth Group, Inc.	10,606	2,643
Synovus Financial Corp.	4,620	148	Universal Health Services, Inc. Class B	2,506	292
T Rowe Price Group, Inc.	1,426	132	Vertex Pharmaceuticals, Inc. (Æ)	5,726	949
TD Ameritrade Holding Corp.	1,682	82	WellCare Health Plans, Inc. (Æ)	2,950	696
Total System Services, Inc.	3,600	293	West Pharmaceutical Services, Inc.	2,461	241
Travelers Cos. , Inc. (The)	7,234	867	Zimmer Biomet Holdings, Inc.	7,760	805
US Bancorp	9,117	417	Zoetis, Inc. Class A	5,063	433
VICI Properties, Inc. (ö)	2,900	54
Visa, Inc. Class A	6,500	858			36,761
Voya Financial, Inc.	9,475	380
Wells Fargo & Co.	15,570	717	Materials and Processing - 3.2%
			Air Products & Chemicals, Inc.	1,540	246

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 9

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ashland Global Holdings, Inc.	5,580	396	Navistar International Corp. (Æ)	2,600	67
Cabot Corp.	4,750	204	Northrop Grumman Corp.	1,732	424
Crown Holdings, Inc. (Æ)	24,426	1,015	Paychex, Inc.	4,100	267
DowDuPont, Inc.	17,552	939	Pentair PLC	2,400	91
Eastman Chemical Co.	14,095	1,030	Quanta Services, Inc.	49,505	1,490
Ecolab, Inc.	7,093	1,045	Raytheon Co.	11,213	1,719
FMC Corp.	18,148	1,342	Rockwell Automation, Inc.	9,062	1,364
Huntsman Corp.	24,729	477	Roper Technologies, Inc.	900	240
Ingersoll-Rand PLC	1,985	181	Ryder System, Inc.	4,900	236
LyondellBasell Industries NV Class A	2,129	177	Southwest Airlines Co.	4,000	186
Nucor Corp.	5,481	284	Terex Corp.	4,230	117
Reliance Steel & Aluminum Co.	2,978	212	Textron, Inc.	11,700	538
Royal Gold, Inc.	3,792	325	United Technologies Corp.	21,307	2,268
Sherwin-Williams Co. (The)	4,582	1,804	Waters Corp. (Æ)	1,204	227
Steel Dynamics, Inc.	3,526	106	XPO Logistics, Inc. (Æ)	21,825	1,245
Westrock Co.	50,905	1,923			33,478
WR Grace & Co.	3,180	206
		11,912	Technology - 20.5%
			Adobe, Inc. (Æ)	2,457	556
Producer Durables - 8.8%			Alibaba Group Holding, Ltd. - ADR(Æ)	9,554	1,310
3M Co.	1,529	291	Alphabet, Inc. Class A(Æ)	3,335	3,485
Accenture PLC Class A	2,166	305	Alphabet, Inc. Class C(Æ)	11,085	11,480
AECOM(Æ)	50,331	1,334	Amdocs, Ltd.	7,940	465
AerCap Holdings NV(Æ)	24,613	975	Amphenol Corp. Class A	4,385	355
AGCO Corp.	8,460	471	Ansys, Inc. (Æ)	1,675	239
American Airlines Group, Inc.	52,040	1,671	Apple, Inc.	44,870	7,078
Arconic, Inc.	11,100	187	Applied Materials, Inc.	45,934	1,504
Automatic Data Processing, Inc.	2,544	334	Arrow Electronics, Inc. (Æ)	8,468	584
Babcock & Wilcox Co. (The) Class W(Æ)	2,137	82	Aspen Technology, Inc. (Æ)	6,130	504
Boeing Co. (The)	11,800	3,805	Avaya Holdings Corp. (Æ)	13,100	191
Booz Allen Hamilton Holding Corp. Class A	3,400	153	Avnet, Inc.	5,770	208
Carlisle Cos. , Inc.	1,426	143	Broadcom, Inc.	5,048	1,284
Caterpillar, Inc.	6,975	886	Cirrus Logic, Inc. (Æ)	6,350	211
CoStar Group, Inc. (Æ)	987	333	Cisco Systems, Inc.	112,344	4,868
Danaher Corp.	2,308	238	Citrix Systems, Inc.	11,784	1,207
Deere & Co.	9,545	1,424	Cloudera, Inc. (Æ)	6,700	74
Delta Air Lines, Inc.	54,535	2,722	Cognizant Technology Solutions Corp. Class
Eaton Corp. PLC	5,900	405	A	7,329	465
EMCOR Group, Inc.	2,700	161	CommVault Systems, Inc. (Æ)	1,500	89
Expeditors International of Washington, Inc.	2,600	177	Cornerstone OnDemand, Inc. (Æ)	5,600	282
FedEx Corp.	7,183	1,159	Dell Technologies, Inc. Class C(Æ)(Ñ)	22,552	1,102
Fluor Corp.	13,850	446	DXC Technology Co.	27,170	1,445
General Dynamics Corp.	2,050	322	Electronic Arts, Inc. (Æ)	3,996	315
HD Supply Holdings, Inc. (Æ)	4,040	152	F5 Networks, Inc. (Æ)	1,238	201
HEICO Corp.	4,806	372	Facebook, Inc. Class A(Æ)	54,590	7,156
Honeywell International, Inc.	2,595	343	FireEye, Inc. (Æ)	9,700	157
Huntington Ingalls Industries, Inc.	860	164	Fortinet, Inc. (Æ)	5,300	373
Insperity, Inc.	1,640	153	Genpact, Ltd.	11,764	318
Itron, Inc. (Æ)	1,600	76	Hewlett Packard Enterprise Co.	60,235	796
JB Hunt Transport Services, Inc.	3,000	279	HP, Inc. (Æ)	67,498	1,381
Johnson Controls International PLC(Æ)	6,560	195	International Business Machines Corp.	2,500	284
KBR, Inc.	2,300	35	Intuit, Inc.	781	154
L3 Technologies, Inc.	1,749	304	IPG Photonics Corp. (Æ)	7,239	820
Landstar System, Inc.	4,780	457	Jabil Circuit, Inc.	15,580	386
Lockheed Martin Corp.	7,299	1,911	Juniper Networks, Inc.	35,639	959
McGraw Hill Financial, Inc.	1,053	179	KLA-Tencor Corp.	16,673	1,492
National Instruments Corp.	7,820	355	Leidos Holdings, Inc.	4,039	213

See accompanying notes which are an integral part of the financial statements.

10 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($) or		Value		Amount ($) or	Value
	Shares		$		Shares	$
Marvell Technology Group, Ltd.	121,321		1,964		(cost $9,290)	9,290
Microchip Technology, Inc. (Ñ)	10,187		733
Micron Technology, Inc. (Æ)	56,858		1,804
Microsoft Corp.	126,421		12,840		Total Investments 102.2%
Nuance Communications, Inc. (Æ)	17,800		235		(identified cost $397,260)	387,818
Oracle Corp.	4,608		208
Palo Alto Networks, Inc. (Æ)	610		115		Other Assets and Liabilities, Net
QUALCOMM, Inc.	24,087		1,371	-	(2.2%)	(8,242)
Red Hat, Inc. (Æ)	955		168		Net Assets - 100.0%	379,576
Salesforce. com, Inc. (Æ)	2,434		333
Symantec Corp.	20,100		380
Synopsys, Inc. (Æ)	8,900		750
Tableau Software, Inc. Class A(Æ)	2,520		302
Tech Data Corp. (Æ)	500		41
Teradata Corp. (Æ)	4,520		173
Texas Instruments, Inc.	414		39
Twitter, Inc. (Æ)	11,540		332
Varonis Systems, Inc. (Æ)	1,000		53
VeriSign, Inc. (Æ)	1,930		286
Viavi Solutions, Inc. Class W(Æ)	10,100		102
VMware, Inc. Class A	1,494		205
Western Digital Corp.	11,476		424
Xilinx, Inc.	4,330		369
Zynga, Inc. Class A(Æ)	98,500		387
			77,605

Utilities - 2.7%
AT&T, Inc.	162,690		4,642
Centennial Resource Development, Inc. Class
A(Æ)(Ñ)	16,021		177
CenterPoint Energy, Inc.	10,069		284
Consolidated Edison, Inc.	5,097		390
Duke Energy Corp.	5,223		451
Evergy, Inc.	8,841		502
Exelon Corp.	19,137		863
Hawaiian Electric Industries, Inc.	11,933		437
NRG Energy, Inc.	7,700		305
PG&E Corp. (Æ)	6,300		150
Pinnacle West Capital Corp.	2,890		246
PPL Corp.	13,723		389
UGI Corp.	5,759		307
Verizon Communications, Inc.	14,306		804
WEC Energy Group, Inc. (Æ)	4,732		328
			10,275

Total Common Stocks
(cost $370,645)			361,204

Short-Term Investments - 4.6%
U. S. Cash Management Fund(@)	17,326,127	(8)	17,324
Total Short-Term Investments
(cost $17,325)			17,324

Other Securities - 2.4%
U. S. Cash Collateral Fund(×)(@)	9,289,808	(8)	9,290
Total Other Securities

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 11

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	82	USD	10,271	03/19	(237)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(237)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$85,511	$—	$—	$—	$85,511	22.5
Consumer Staples	24,999	—	—	—	24,999	6.6
Energy	21,773	—	—	—	21,773	5.7
Financial Services	58,890	—	—	—	58,890	15.5
Health Care	36,761	—	—	—	36,761	9.7
Materials and Processing	11,912	—	—	—	11,912	3.2
Producer Durables	33,478	—	—	—	33,478	8.8
Technology	77,605	—	—	—	77,605	20.5
Utilities	10,275	—	—	—	10,275	2.7
Short-Term Investments	—	—	—	17,324	17,324	4.6
Other Securities	—	—	—	9,290	9,290	2.4
Total Investments	361,204	—	—	26,614	387,818	102.2
Other Assets and Liabilities, Net						(2.2)
						100.0
Other Financial Instruments
A
Liabilities
Futures Contracts	(237)	—	—	—	(237)	(0.1)
Total Other Financial Instruments*	$(237)	$—	$—	$—	$(237)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

12 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$237

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(7)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(180)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 13

Russell Investment Funds
U.S. Strategic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$9,169	$—	$9,169
Total Financial and Derivative Assets		9,169	—	9,169
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$9,169	$—	$9,169

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Citigroup	1,208	$—	$1,208	$—
Credit Suisse	2,781	—	2,781	—
Fidelity	165	—	165	—
ING	2,323	—	2,323	—
JPMorgan Chase	252	—	252	—
Merrill Lynch	2,440	—	2,440	—
Total	$9,169	$—	$9,169	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

14 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

I
Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$397,260
Investments, at fair value(*)(>)	387,818
Receivables:
Dividends and interest	447
Dividends from affiliated funds	34
Investments sold	740
Fund shares sold	18
Variation margin on futures contracts	808
Total assets	389,865

Liabilities
Payables:
Investments purchased	326
Fund shares redeemed	89
Accrued fees to affiliates	263
Other accrued expenses	85
Variation margin on futures contracts	236
Payable upon return of securities loaned	9,290
Total liabilities	10,289

Net Assets	$379,576

Net Assets Consist of:
Total distributable earnings (losses)	$(13,769)
Shares of beneficial interest	289
Additional paid-in capital	393,056
Net Assets	$379,576

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$13.12
Net assets	$379,575,889
Shares outstanding ($. 01 par value)	28,931,614
Amounts in thousands
(*) Securities on loan included in investments	$9,169
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$26,614

(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 15

Russell Investment Funds
U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Dividends	$7,670
Dividends from affiliated funds	306
Interest	2
Securities lending income (net)	3
Total investment income	7,981

Expenses
Advisory fees	3,275
Administrative fees	224
Custodian fees	73
Transfer agent fees	20
Professional fees	83
Trustees’ fees	17
Printing fees	64
Miscellaneous	26
Total expenses	3,782
Net investment income (loss)	4,199

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	63,774
Investments in affiliated funds	(1)
Futures contracts	(7)
Net realized gain (loss)	63,766
Net change in unrealized appreciation (depreciation) on:
Investments	(106,926)
Futures contracts	(180)
Net change in unrealized appreciation (depreciation)	(107,106)
Net realized and unrealized gain (loss)	(43,340)
Net Increase (Decrease) in Net Assets from Operations	$(39,141)

See accompanying notes which are an integral part of the financial statements.

16 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,199	$4,332
Net realized gain (loss)	63,766	45,648
Net change in unrealized appreciation (depreciation)	(107,106)	36,963
Net increase (decrease) in net assets from operations	(39,141)	86,943

Distributions (i)
To shareholders	(85,895)	(48,933)
Net decrease in net assets from distributions	(85,895)	(48,933)

Share Transactions*
Net increase (decrease) in net assets from share transactions	42,885	(19,336)
Total Net Increase (Decrease) in Net Assets	(82,151)	18,674

Net Assets
Beginning of period	461,727	443,053
End of period (ii)	$379,576	$461,727

(i)     Presentation of prior year distributions differ from what were reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended December 31, 2017, distributions from net investment income (in thousands) were $4,792. For the same period, distributions from net realized gain (in thousands) were $44,141.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 were $999. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.
* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	255	$4,570	1,301	$22,933
Proceeds from reinvestment of distributions	6,333	85,895	2,691	48,933
Payments for shares redeemed	(2,574)	(47,580)	(5,019)	(91,202)
Total increase (decrease)	4,014	$42,885	(1,027)	$(19,336)

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 17

Russell Investment Funds
U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2018	18.53	. 17	(1.97)	(1.80)	(. 21)	(3.40)
December 31, 2017	17.08	. 17	3.29	3.46	(. 19)	(1.82)
December 31, 2016	16.64	. 19	1.53	1.72	(. 17)	(1.11)
December 31, 2015	18.11	. 15	. 05	. 20	(. 15)	(1.52)
December 31, 2014	18.85	. 22	1.94	2.16	(. 22)	(2.68)

See accompanying notes which are an integral part of the financial statements.

18 U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)	Turnover Rate
(3.61)	13.12	(9.64)	379,576	. 84	. 84	. 93	150
(2.01)	18.53	20.80	461,727	. 83	. 83	. 94	80
(1.28)	17.08	10.64	443,053	. 83	. 83	1.15	101
(1.67)	16.64	1.11	454,341	. 84	. 84	. 84	99
(2.90)	18.11	11.70	488,531	. 86	. 86	1.13	101

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 19

Russell Investment Funds
U.S. Strategic Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:

Advisory fees	$241,911
Administration fees	16,569
Transfer agent fees	1,458
Trustee fees	2,681
$262,619

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$27,698	$92,772	$103,145	$(1	) $	—	$17,324	$306	$—
U. S. Cash Collateral Fund	—	21,066	11,776	— $		—	9,290	2	—
	$27,698	$113,838	$114,921	$(1	) $	—	$26,614	$308	$—

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$401,340,061
Unrealized Appreciation	$45,012,193
Unrealized Depreciation	(58,533,970)
Net Unrealized Appreciation (Depreciation)	$(13,521,777)
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$4,221,431
Tax Composition of Distributions
Ordinary Income	$19,913,216
Long-Term Capital Gains	$65,982,476

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$2
Additional paid-in capital	(2)

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $4,468,733 incurred from November 1, 2018 to
December 31, 2018, and treat it as arising in the fiscal year 2019.

See accompanying notes which are an integral part of the financial statements.

20 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

U. S. Small Cap Equity Fund			Russell 2000® Index **
	Total			Total
	Return			Return
1 Year	(11.97)%		1 Year	(11.01)%
5 Years	2.60	%§	5 Years	4.41	%§
10 Years	11.23	%§	10 Years	11.97	%§

			U. S. Small Cap Equity Linked Benchmark***
				Total
				Return
			1 Year	(11.01)%
			5 Years	4.41	%§
			10 Years	12.90	%§

U.S. Small Cap Equity Fund 21

Russell Investment Funds
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The U. S. Small Cap Equity Fund (the “Fund”) employs a multi-	performing sectors were areas traditionally considered to be
manager approach whereby portions of the Fund are allocated to	defensive such as utilities and consumer staples.
different money manager strategies. Fund assets not allocated
to money managers are managed by Russell Investment	How did the investment strategies and techniques employed
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	by the Fund and its money managers affect its benchmark
the allocation of the Fund's assets at any time. An exemptive	relative performance?
order from the Securities and Exchange Commission (“SEC”)	Over the period, the Fund maintained exposure to small and
permits RIM to engage or terminate a money manager at any time,	micro capitalization stocks trading at discounted valuations as
subject to approval by the Fund’s Board, without a shareholder	well as companies with higher quality characteristics such as
vote. Pursuant to the terms of the exemptive order, the Fund	lower financial leverage, higher profitability, and lower earnings
is required to notify its shareholders within 90 days of when a	variability. Within the U. S. small cap market, a preference for
money manager begins providing services. As of December 31,	value over growth stocks negatively impacted benchmark relative
2018, the Fund had eight money managers.	performance for the first nine months of the period but was
heavily rewarded during the market decline in the final three
What is the Fund’s investment objective?	months of the year as high growth and momentum stocks trading
The Fund seeks to provide long term capital growth.	at expensive valuation levels sold off most aggressively. The

How did the Fund perform relative to its benchmark for the	Fund’s quality positioning was also additive as companies with
fiscal year ended December 31, 2018?	lower earnings variability outperformed.
For the fiscal year ended December 31, 2018, the Fund lost	From a sector standpoint, the Fund was positioned toward
11.97%. This is compared to the Fund’s benchmark, the Russell	areas expected to benefit from a healthy domestic consumer,
2000® Index, which lost 11.01% during the same period. The	expansionary fiscal policy, and the normalization of monetary
Fund’s performance includes operating expenses, whereas index	policy, such as the consumer discretionary, consumer staples,
returns are unmanaged and do not include expenses of any kind.	financials, and industrials sectors. The Fund moderately
benefitted from overweights to consumer discretionary and
For the fiscal year ended December 31, 2018, the Morningstar®	consumer staples, while overweights to financials and industrials
Insurance Small Blend Category, a group of funds that Morningstar	slightly detracted. The Fund remained underweight the health
considers to have investment strategies similar to those of the	care sector which was viewed as the most expensive segment of
Fund, lost 12.42%. This result serves as a peer comparison and is	the U. S. small cap market, but this also detracted over the period.
expressed net of operating expenses.
The impact of stock selection by the Fund’s money managers
RIM may assign a money manager a specific style or	was mixed during the period. Outperforming holdings within the
capitalization benchmark other than the Fund’s index. However,	health care and consumer staples sectors were rewarded, while
the Fund’s primary index remains the benchmark for the Fund	underperforming holdings within the industrials and consumer
and is representative of the aggregate of each money manager’s	discretionary sectors offset gains.
benchmark index.
The Fund employs discretionary and non-discretionary money
How did market conditions affect the Fund’s performance?	managers. The Fund’s discretionary money managers select the
The fiscal year ended December 31, 2018 saw the Fund	individual portfolio securities for the assets assigned to them.
underperform the Russell 2000® Index and outperform the	The Fund’s non-discretionary money managers provide a model
Morningstar® Insurance Small Blend peer group. During the	portfolio to RIM representing their investment recommendations,
first three quarters of 2018, the U. S. small cap equity market	based upon which RIM purchases and sells securities for the
produced strong absolute returns. The rally was led by growth	Fund. RIM manages assets not allocated to money manager
stocks with high price momentum and lower levels of financial	strategies and the Fund’s cash balances.
leverage, particularly within the health care and technology	With respect to certain of the Fund’s money managers, Timpani
sectors, as U. S. companies posted strong quarterly earnings	Capital Management LLC was the best performing money
results boosted by lower corporate tax rates. However, investor	manager for the fiscal year and outperformed the Russell 2000®
sentiment rotated heavily toward value and low volatility stocks	Growth Index. Stock selection within the health care, information
in the final quarter of 2018 as the U. S. small cap equity market	technology, and materials sectors positively impacted benchmark
declined substantially amid concerns over rising interest rates,	relative performance. Sector allocation was also positive due
trade wars, and decelerating global growth. During this sell off	to an overweight to the information technology sector and an
period, low volatility and value factors outperformed. The best	underweight to the energy sector. From a factor perspective, an

22 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

overweight to companies with lower levels of financial leverage	Describe any changes to the Fund’s structure or the money
and a tilt toward companies with high forecasted earnings growth	manager line-up.
was also beneficial.	In December 2018, Snow Capital Management L. P. was
Snow Capital Management L. P. underperformed the Russell 2000®	terminated and Boston Partners Global Investors, Inc. and Jacobs
Value Index and faced the strongest headwinds over the portion of	Levy Equity Management, Inc. were hired. These changes were
the fiscal year that it was included in the Fund. Underperforming	driven by RIM’s higher confidence in the prospective excess
holdings within the health care and industrials sectors detracted	return potential of the incoming managers and RIM’s belief that
value. The money manager’s contrarian investment philosophy	the more distinct substyles of the new managers would increase
led to a tilt towards stocks with low valuation and low momentum	Fund diversification.
which was not beneficial. Additionally, underweights to the
utilities and real estate sectors negatively impacted performance.	Money Managers as of December 31,
	2018	Styles
During the period, RIM utilized a positioning strategy to control	Ancora Advisor, LLC	Small Cap Core
Fund-level exposures and risks through the purchase of a stock	Boston Partners Global Investors, Inc.	Micro/Small Cap Value
portfolio. Using the output from a quantitative model, the strategy	Copeland Capital Management LLC	Small Cap Dividend
seeks to position the portfolio to meet RIM’s overall preferred		Growth
positioning with respect to Fund exposures along factor and	DePrince, Race & Zollo, Inc.	Small Cap Value
	Falcon Point Capital, LLC	Micro/Small Cap Growth
industry dimensions.	Jacobs Levy Equity Management, Inc.	Small Cap Core
The Fund’s active positioning strategy provided exposure to	Penn Capital Management Company, Inc.	Micro/Small Cap Core
RIM’s strategic equity beliefs associated with value, quality,	Timpani Capital Management, LLC	Small Cap Growth
and low volatility factors. During the fiscal year, the strategy	The views expressed in this report reflect those of the
outperformed the Russell 2000® Index as both quality and low	portfolio managers only through the end of the period
volatility factors notably outperformed in the U. S. small cap equity	covered by the report. These views do not necessarily
market. However, the impact of value positioning was a headwind	represent the views of RIM, or any other person in RIM or
to benchmark relative performance. From a sector perspective,	any other affiliated organization. These views are subject to
the positioning strategy was overweight the financials and energy	change at any time based upon market conditions or other
sectors and underweight the materials and industrials sectors,	events, and RIM disclaims any responsibility to update the
which slightly detracted.	views contained herein. These views should not be relied
on as investment advice and, because investment decisions
During the period, RIM partially equitized the Fund’s cash using	for a Russell Investment Funds (“RIF”) Fund are based on
index futures contracts to provide the Fund with greater market	numerous factors, should not be relied on as an indication
exposure. This had a negative impact on the Fund’s absolute	of investment decisions of any RIF Fund.
performance.

* Assumes initial investment on January 1, 2009.

** Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500TM Index through
April 30, 2012 and the returns of the Russell 2000® Index thereafter.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

U.S. Small Cap Equity Fund 23

Russell Investment Funds
U.S. Small Cap Equity Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$825.50	$1,019.96
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.79	$5.30
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

24 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.1%			G-III Apparel Group, Ltd. (Æ)	1,937	54
Consumer Discretionary - 12.3%			Golden Entertainment, Inc. (Æ)	5,877	94
2U, Inc. (Æ)(Ñ)	5,337	265	Grand Canyon Education, Inc. (Æ)	4,710	453
Aaron's, Inc. Class A	5,600	235	Gray Television, Inc. (Æ)	9,764	144
Adtalem Global Education, Inc. (Æ)	5,998	284	Group 1 Automotive, Inc.	700	37
Advanced Energy Industries, Inc. (Æ)	1,216	52	Guess?, Inc.	3,327	69
AH Belo Corp. Class A	7,237	24	Habit Restaurants, Inc. (The) Class A(Æ)	2,300	24
AMC Entertainment Holdings, Inc. Class			HealthStream, Inc.	1,200	29
A(Ñ)	7,255	89	Hemisphere Media Group, Inc. Class A(Æ)	700	8
Aspen Group, Inc. (Æ)	34,543	189	Hibbett Sports, Inc. (Æ)	14,134	202
At Home Group, Inc. (Æ)(Ñ)	3,653	68	Houghton Mifflin Harcourt Co. (Æ)	3,800	34
Avon Products, Inc. (Æ)	8,000	12	Instructure, Inc. (Æ)	2,786	105
B. Riley Financial, Inc.	17,666	251	J Alexander's Holdings, Inc. (Æ)	26,808	221
Barnes & Noble Education, Inc. (Æ)	28,422	114	Jack in the Box, Inc.	10,076	782
Bassett Furniture Industries, Inc.	1,200	24	Lee Enterprises, Inc. (Æ)	130,580	276
Big Lots, Inc.	13,928	403	LGI Homes, Inc. (Æ)	6,270	284
BJ's Restaurants, Inc.	3,275	166	Libbey, Inc.	48,460	188
BJ's Wholesale Club Holdings, Inc. (Æ)	14,811	328	Lovesac Co. (The)(Æ)	8,208	188
Bloomin' Brands, Inc.	1,400	25	Malibu Boats, Inc. Class A(Æ)	2,874	100
Bojangles', Inc. (Æ)	13,224	213	MDC Partners, Inc. Class A(Æ)	25,339	66
Boot Barn Holdings, Inc. (Æ)	6,152	105	Meredith Corp. (Ñ)	14,205	738
Cable One, Inc.	960	788	Michaels Cos. , Inc. (The)(Æ)	4,200	57
Canada Goose Holdings, Inc. (Æ)(Ñ)	6,903	302	News Corp. Class A	600	7
Cardlytics, Inc. (Æ)	4,542	49	Nexstar Media Group, Inc. Class A	3,843	302
Care. com, Inc. (Æ)	600	12	Noodles & Co. Class A(Æ)	38,769	271
Carriage Services, Inc. Class A	12,393	192	NVR, Inc. (Æ)	65	158
Carrols Restaurant Group, Inc. (Æ)	900	9	Office Depot, Inc.	21,100	54
Central Garden & Pet Co. (Æ)	6,686	230	Ollie's Bargain Outlet Holdings, Inc. (Æ)	4,467	297
Central Garden & Pet Co. Class A(Æ)	14,242	445	OptimizeRx Corp. (Æ)	6,175	68
Century Casinos, Inc. (Æ)	34,044	252	Papa John's International, Inc. (Ñ)	9,442	376
Century Communities, Inc. (Æ)	13,136	227	Penn National Gaming, Inc. (Æ)	2,586	49
Chegg, Inc. (Æ)	22,199	631	PetIQ, Inc. (Æ)	19,215	451
Children's Place, Inc. (The)	1,390	125	Planet Fitness, Inc. Class A(Æ)	9,817	526
Chuy's Holdings, Inc. (Æ)	12,352	219	Pool Corp.	5,802	862
Clarus Corp.	2,200	22	QuinStreet, Inc. (Æ)	25,238	410
Conn's, Inc. (Æ)	25,617	483	Red Lion Hotels Corp. (Æ)	9,725	80
Cooper Tire & Rubber Co.	37,307	1,205	Red Rock Resorts, Inc. Class A	3,249	66
Cooper-Standard Holdings, Inc. (Æ)	2,600	162	Regis Corp. (Æ)	2,200	37
Dana Holding Corp.	7,500	102	Ruth's Hospitality Group, Inc.	7,664	174
Del Taco Restaurants, Inc. (Æ)	21,668	216	Sally Beauty Holdings, Inc. (Æ)	16,456	281
Delta Apparel, Inc. (Æ)	10,978	189	Scientific Games Corp. Class A(Æ)	2,665	48
Domino's Pizza, Inc.	250	62	SeaWorld Entertainment, Inc. (Æ)	2,576	57
DSW, Inc. Class A	7,800	193	Sportsman's Warehouse Holdings, Inc. (Æ)	24,421	107
Eldorado Resorts, Inc. (Æ)	24,249	878	Stamps. com, Inc. (Æ)	311	48
Entravision Communications Corp. Class A	18,093	53	Standard Motor Products, Inc.	11,034	535
Eros International PLC(Æ)(Ñ)	4,167	35	Steven Madden, Ltd.	4,048	122
EW Scripps Co. (The) Class A	6,191	97	Strategic Education, Inc. (Æ)	8,012	908
Extended Stay America, Inc.	36,119	560	Sturm Ruger & Co. , Inc.	6,466	344
Fiesta Restaurant Group, Inc. (Æ)	500	8	Superior Uniform Group, Inc.	21,307	376
Fitbit, Inc. Class A(Æ)	7,400	37	Systemax, Inc.	5,187	124
Five Below, Inc. (Æ)	399	41	TEGNA, Inc.	12,500	136
Floor & Decor Holdings, Inc. Class A(Æ)	2,806	73	Thor Industries, Inc.	5,115	266
Fortress Transportation & Infrastructure			Tile Shop Holdings, Inc.	30,406	167
Investors LLC	61,984	889	Tilly's, Inc. Class A	1,700	18
Fossil Group, Inc. (Æ)	9,036	142	Tower International, Inc.	11,802	281
Full House Resorts, Inc. (Æ)	98,232	198	TravelCenters of America LLC(Æ)	63,131	237
Genesco, Inc. (Æ)	8,514	377	Travelzoo, Inc. (Æ)	9,860	97

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 25

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Universal Electronics, Inc. (Æ)	683	17	McDermott International, Inc. (Æ)	27,033	177
Urban One, Inc. (Æ)	39,731	64	Nabors Industries, Ltd.	97,702	195
Viad Corp.	2,400	120	NACCO Industries, Inc. Class A	2,580	87
Vista Outdoor, Inc. (Æ)	3,400	39	Natural Gas Services Group, Inc. (Æ)	11,105	183
WideOpenWest, Inc. (Æ)	2,500	18	Newpark Resources, Inc. (Æ)	18,874	130
		25,101	NextEra Energy Partners, LP	400	17
			Noble Corp. PLC(Æ)	20,220	53
Consumer Staples - 3.2%			Northern Oil and Gas, Inc. (Æ)	36,880	83
Andersons, Inc. (The)	11,771	352	Oasis Petroleum, Inc. (Æ)	15,213	84
B&G Foods, Inc. Class A(Ñ)	8,729	252	Ormat Technologies, Inc.	1,412	74
Calavo Growers, Inc. (Ñ)	6,404	467	Par Pacific Holdings, Inc. (Æ)	4,350	62
Casey's General Stores, Inc.	4,924	631	Patterson-UTI Energy, Inc.	3,767	39
Coca-Cola Bottling Co.	50	9	PBF Energy, Inc. Class A	4,000	131
Core-Mark Holding Co. , Inc.	22,306	518	PDC Energy, Inc. (Æ)	2,054	61
elf Beauty, Inc. (Æ)	8,080	70	Peabody Energy Corp.	1,856	57
Energizer Holdings, Inc.	16,797	758	Phillips 66 Partners, LP	10,569	446
Farmer Brothers Co. (Æ)	3,631	85	Profire Energy, Inc. (Æ)	36,232	53
Flowers Foods, Inc.	24,165	446	ProPetro Holding Corp. (Æ)	1,800	22
Fresh Del Monte Produce, Inc.	4,200	119	Renewable Energy Group, Inc. (Æ)	3,439	88
Herbalife Nutrition, Ltd. (Æ)	1,900	112	REX American Resources Corp. (Æ)	1,654	113
J&J Snack Foods Corp.	3,626	524	RigNet, Inc. (Æ)	5,046	64
National Beverage Corp.	1,000	72	RPC, Inc. (Ñ)	8,953	88
National Vision Holdings, Inc. (Æ)	8,342	235	Select Energy Services, Inc. Class A(Æ)	10,501	66
Nomad Foods, Ltd. (Æ)	23,121	387	Solaris Oilfield Infrastructure, Inc. Class A(Ñ)	27,307	330
Nu Skin Enterprises, Inc. Class A	2,000	123	SRC Energy, Inc. (Æ)	9,875	46
PetMed Express, Inc. (Ñ)	10,572	246	SunCoke Energy, Inc.	24,995	214
Primo Water Corp. (Æ)	6,123	86	Superior Energy Services, Inc. (Æ)	21,441	72
Quanex Building Products Corp.	4,700	64	TETRA Technologies, Inc. (Æ)	43,125	72
Rosetta Stone, Inc. (Æ)	2,700	44	TPI Composites, Inc. (Æ)	15,728	387
Sanderson Farms, Inc. (Ñ)	2,677	266	Unit Corp. (Æ)	16,797	240
Simply Good Foods Co. (The)(Æ)	13,482	255	World Fuel Services Corp.	4,500	96
Universal Corp.	7,534	408			7,515
		6,529
			Financial Services - 23.5%
Energy - 3.7%			1st Source Corp.	1,400	56
Adams Resources & Energy, Inc.	3,957	153	Acadia Realty Trust(ö)	3,004	71
Algonquin Power & Utilities Corp.	60,207	606	Agree Realty Corp. (ö)	1,954	116
Arch Coal, Inc. Class A	3,194	265	Alexander & Baldwin, Inc. (Æ)	4,729	87
C&J Energy Services, Inc. (Æ)	12,572	169	Altisource Portfolio Solutions SA(Æ)(Ñ)	2,552	57
Callon Petroleum Co. (Æ)	14,981	97	Amalgamated Bank Class A	4,391	86
Carrizo Oil & Gas, Inc. (Æ)	12,305	139	American Homes 4 Rent Class A(ö)	6,600	131
CONSOL Energy, Inc. (Æ)	4,805	152	Americold Realty Trust(ö)	500	13
Delek US Holdings, Inc.	4,708	153	Ameris Bancorp	3,504	111
Dril-Quip, Inc. (Æ)	3,225	97	Amerisafe, Inc.	9,316	528
Eclipse Resources Corp. (Æ)	87,739	92	Argo Group International Holdings, Ltd.	1,238	83
Flotek Industries, Inc. (Æ)	19,400	21	Arrow Financial Corp.	300	10
Golar LNG, Ltd.	3,256	71	Artisan Partners Asset Management, Inc.
Gores Holdings, Inc. Class A(Æ)	27,728	303	Class A	4,100	91
Green Plains, Inc.	5,214	68	Associated Banc-Corp.	5,800	115
Gulfport Energy Corp. (Æ)	39,249	257	Atlantic Capital Bancshares, Inc. (Æ)	10,833	177
Independence Contract Drilling, Inc. (Æ)	26,939	84	Axis Capital Holdings, Ltd.	3,700	191
Keane Group, Inc. (Æ)	9,405	77	Axos Financial, Inc. (Æ)	3,901	98
KLX Energy Services Holdings, Inc. (Æ)	12,993	305	BancFirst Corp.	1,676	84
Luxfer Holdings PLC	19,353	341	BancorpSouth Bank	3,321	87
Matador Resources Co. (Æ)	5,576	87	Bank of Marin Bancorp	3,472	143
Matrix Service Co. (Æ)	8,234	148	Bank of NT Butterfield & Son, Ltd. (The)	3,600	113
			Bank OZK	13,877	317

See accompanying notes which are an integral part of the financial statements.

26 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
BankFinancial Corp.	800	12	Everest Re Group, Ltd.	1,200	261
Banner Corp.	9,093	487	Everi Holdings, Inc. (Æ)	27,466	141
Baycom Corp. (Æ)	1,000	23	FactSet Research Systems, Inc.	760	152
BBCN Bancorp, Inc.	5,123	61	FB Financial Corp.	3,388	119
Berkshire Hills Bancorp, Inc.	2,450	66	FBL Financial Group, Inc. Class A	2,066	136
Blucora, Inc. (Æ)	3,574	95	Federal Agricultural Mortgage Corp. Class C	7,062	427
BOK Financial Corp.	792	58	First BanCorp	28,298	475
Braemar Hotels & Resorts, Inc. (ö)	1,700	15	First Bancshares, Inc.	1,000	30
Brighthouse Financial, Inc. (Æ)	11,147	340	First Busey Corp.	13,312	327
Brightsphere Investment Group(Æ)	7,200	77	First Defiance Financial Corp.	2,854	70
Brixmor Property Group, Inc. (ö)	6,787	100	First Financial Bankshares, Inc.	2,312	133
Business First Bancshares, Inc.	300	7	First Financial Corp.	2,207	89
Byline Bancorp, Inc. (Æ)	6,276	105	First Foundation, Inc.	22,413	288
Camden National Corp.	800	29	First Hawaiian, Inc.	31,582	711
Camden Property Trust(ö)	3,300	291	First Horizon National Corp.	25,524	336
Cannae Holdings, Inc. (Æ)	32,357	554	First Industrial Realty Trust, Inc. (ö)	4,185	121
Capital City Bank Group, Inc.	7,446	173	First Midwest Bancorp, Inc.	6,025	119
Capstar Financial Holdings, Inc.	6,985	103	FNB Corp.	67,294	662
CatchMark Timber Trust, Inc. Class A(ö)	34,502	245	Forestar Group, Inc. (Æ)(Ñ)	3,587	50
Cathay General Bancorp	2,829	95	Forrester Research, Inc.	1,691	76
CBTX, Inc.	1,200	35	Four Corners Property Trust, Inc. (ö)	3,841	101
CenterState Bank Corp.	3,478	73	Franklin Street Properties Corp. (ö)	11,400	71
Central Pacific Financial Corp.	13,317	324	FRP Holdings, Inc. (Æ)	1,396	64
Central Valley Community Bancorp	3,937	74	Fulton Financial Corp.	15,456	239
Century Bancorp, Inc. Class A	2,037	138	GAIN Capital Holdings, Inc.	1,800	11
Chatham Lodging Trust(ö)	300	5	Gaming and Leisure Properties, Inc. (ö)	7,100	229
Chemung Financial Corp.	1,765	73	Genworth Financial, Inc. Class A(Æ)	22,972	107
Chesapeake Lodging Trust(ö)	4,052	99	GEO Group, Inc. (The)(ö)	27,746	547
Civista Bancshares, Inc.	1,600	28	German American Bancorp, Inc.	3,662	102
Clipper Realty, Inc. (ö)	600	8	Getty Realty Corp. (ö)	11,203	329
CNB Financial Corp.	400	9	Glacier Bancorp, Inc.	2,702	107
CNO Financial Group, Inc.	6,135	91	Gladstone Commercial Corp. (ö)	3,400	61
Cohen & Steers, Inc.	20,560	706	Great Western Bancorp, Inc.	4,800	150
Columbia Banking System, Inc.	4,923	179	Green Dot Corp. Class A(Æ)	14,597	1,159
Community Bank System, Inc.	2,840	166	Greenhill & Co. , Inc.	16,137	394
Community Bankers Trust Corp. (Æ)	9,382	68	Guaranty Bancshares, Inc.	400	12
Consolidated-Tomoka Land Co.	4,395	231	Hallmark Financial Services, Inc. (Æ)	20,836	223
CoreCivic, Inc. (Æ)	6,500	116	Hamilton Lane, Inc. Class A	3,013	111
CorEnergy Infrastructure Trust, Inc. (ö)	2,543	84	Hancock Holding Co.	2,823	98
Cousins Properties, Inc. (ö)	20,648	163	Hanover Insurance Group, Inc. (The)	653	76
Cowen Group, Inc. Class A(Æ)(Ñ)	8,429	112	HarborOne Bancorp, Inc. (Æ)	600	10
Cullen/Frost Bankers, Inc.	2,100	185	Health Insurance Innovations, Inc. Class
CyrusOne, Inc. (ö)	5,057	267	A(Æ)(Ñ)	14,322	383
Diamond Hill Investment Group, Inc.	1,452	217	Heritage Commerce Corp.	4,400	50
DiamondRock Hospitality Co. (ö)	9,660	88	Heritage Financial Corp.	4,371	130
Douglas Emmett, Inc. (ö)	7,900	270	Hersha Hospitality Trust Class A(ö)	5,114	90
Eagle Bancorp, Inc. (Æ)	1,464	71	HFF, Inc. Class A	2,544	84
Easterly Government Properties, Inc. (ö)	21,221	333	Hilltop Holdings, Inc.	3,867	69
EastGroup Properties, Inc. (ö)	1,434	132	Home Bancorp, Inc.	300	11
Employers Holdings, Inc.	4,705	198	Home BancShares, Inc.	49,258	805
Enstar Group, Ltd. (Æ)	443	74	HomeStreet, Inc. (Æ)	22,338	474
Equity Commonwealth(ö)	2,732	82	Horace Mann Educators Corp.	7,801	292
Erie Indemnity Co. Class A	1,030	137	Horizon Bancorp, Inc.	900	14
Essent Group, Ltd. (Æ)	5,964	204	Houlihan Lokey, Inc. Class A	2,079	77
Essential Properties Realty Trust, Inc. (ö)	4,252	59	Howard Hughes Corp. (The)(Æ)	800	78
Euronet Worldwide, Inc. (Æ)	1,834	188	Iberiabank Corp.	7,483	481
Evercore, Inc. Class A	8,357	598	Independence Realty Trust, Inc. (ö)	31,668	291

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 27

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Independent Bank Corp.	30,752	646	PS Business Parks, Inc. (ö)	1,196	157
Industrial Logistics Properties Trust(Ñ)(ö)	8,694	171	Pzena Investment Management, Inc. Class A	33,215	287
Innovative Industrial Properties, Inc. (Ñ)(ö)	2,712	123	QTS Realty Trust, Inc. Class A(ö)	13,347	495
Investors Real Estate Trust(ö)	4,302	211	Redfin Corp. (Æ)(Ñ)	4,008	58
James River Group Holdings, Ltd.	18,261	667	Renasant Corp.	2,342	71
Jefferies Financial Group, Inc. (Æ)	1,200	21	Retail Opportunity Investments Corp. (ö)	49,405	785
JER Investment Trust, Inc. (Æ)(Š)	1,771	—	Retail Properties of America, Inc. Class A(ö)	14,900	162
Jernigan Capital, Inc. (ö)	5,162	102	Retail Value, Inc. (ö)	5,336	137
Kearny Financial Corp.	68,339	875	Rexford Industrial Realty, Inc. (ö)	4,133	122
Kemper Corp.	5,171	343	RLI Corp.	3,250	224
Kennedy-Wilson Holdings, Inc.	32,728	595	RLJ Lodging Trust(ö)	29,028	476
Ladder Capital Corp. Class A(ö)	9,783	151	RMR Group, Inc. (The) Class A	1,162	62
Ladenburg Thalmann Financial Services, Inc.	5,300	12	Ryman Hospitality Properties, Inc. (ö)	9,832	656
Lamar Advertising Co. Class A(ö)	1,400	97	Sabra Health Care REIT, Inc. (ö)	6,726	111
LegacyTexas Financial Group, Inc. (Æ)	4,500	144	Safety Insurance Group, Inc.	1,267	104
Liberty Property Trust(ö)	5,900	247	Selective Insurance Group, Inc.	2,548	155
Live Oak Bancshares, Inc.	3,394	50	Seritage Growth Properties(ö)	2,842	92
LPL Financial Holdings, Inc.	2,213	135	Shore Bancshares, Inc.	4,749	69
Marcus & Millichap, Inc. (Æ)	4,165	143	Signature Bank	100	10
MedEquities Realty Trust, Inc. (ö)	6,735	46	Silvercrest Asset Management Group, Inc.
Medical Properties Trust, Inc. (ö)	27,361	440	Class A	11,703	155
Mercantile Bank Corp.	4,925	139	SITE Centers Corp. (ö)	18,048	200
Meridian Bancorp, Inc.	4,897	70	SL Green Realty Corp. (ö)	300	24
MGIC Investment Corp. (Æ)	27,695	290	South State Corp.	1,557	93
MidWestOne Financial Group, Inc.	500	12	Southern First Bancshares, Inc. (Æ)	200	6
Moelis & Co. Class A	1,986	68	Southern Missouri Bancorp, Inc.	3,694	125
Morningstar, Inc.	6,319	694	SP Plus Corp. (Æ)	1,500	44
National Bank Holdings Corp. Class A	10,695	330	Spirit of Texas Bancshares, Inc. (Æ)	400	9
National Bankshares, Inc.	2,227	81	St. Joe Co. (The)(Æ)	5,047	66
National Western Life Group, Inc. Class A	375	113	STAG Industrial, Inc. (ö)	3,648	91
Navigators Group, Inc. (The)	1,591	111	State Auto Financial Corp.	7,815	266
NexPoint Residential Trust, Inc. (ö)	14,698	515	State Bank Financial Corp.	11,694	252
NMI Holdings, Inc. Class A(Æ)	18,476	330	Sterling Bancorp	4,233	70
Northeast Bancorp	7,309	122	Stewart Information Services Corp.	2,354	97
Northfield Bancorp, Inc.	7,527	102	Sunstone Hotel Investors, Inc. (ö)	11,743	153
Northrim BanCorp, Inc.	2,638	87	Synovus Financial Corp.	8,000	256
Northwest Bancshares, Inc.	7,167	121	TCF Financial Corp.	21,809	425
OFG Bancorp	1,800	30	Tejon Ranch Co. (Æ)	3,686	61
Old National Bancorp	5,779	89	Terreno Realty Corp. (ö)	3,173	112
Old Second Bancorp, Inc.	28,930	376	Tier REIT, Inc. (ö)	1,900	39
OP Bancorp	8,570	76	Trinity Place Holdings, Inc. (Æ)	12,730	55
Opus Bank	5,613	110	TriState Capital Holdings, Inc. (Æ)	4,423	86
Origin Bancorp, Inc.	5,748	196	TrustCo Bank Corp.	12,289	84
Outfront Media, Inc. (ö)	37,088	672	UMB Financial Corp.	1,389	85
Pacific City Financial Corp.	700	11	UMH Properties, Inc. (ö)	14,700	174
Pacific Premier Bancorp, Inc.	5,539	141	Umpqua Holdings Corp.	33,469	532
PCSB Financial Corp.	15,669	306	Union Bankshares Corp.	2,655	75
Peapack Gladstone Financial Corp.	14,090	355	United Bankshares, Inc.	3,296	103
Pebblebrook Hotel Trust(Ñ)(ö)	4,819	136	United Community Banks, Inc.	7,501	161
Peoples Bancorp, Inc.	700	21	United Community Financial Corp.	2,400	21
People's Utah Bancorp	3,192	96	United Financial Bancorp, Inc.	28,313	416
Piedmont Office Realty Trust, Inc. Class A(ö)	19,131	326	Universal Insurance Holdings, Inc.	4,883	185
Popular, Inc.	10,986	519	Unum Group	800	24
Potlatch Corp. (ö)	16,968	537	Urban Edge Properties(ö)	3,864	64
Preferred Bank	2,301	100	Urstadt Biddle Properties, Inc. Class A(ö)	4,332	83
Primerica, Inc.	1,690	165	Valley National Bancorp	9,512	84
Prosperity Bancshares, Inc.	13,896	866	Veritex Holdings, Inc.	3,548	76

See accompanying notes which are an integral part of the financial statements.

28 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
VICI Properties, Inc. (ö)	8,800	165	GenMark Diagnostics, Inc. (Æ)	16,707	81
Voya Financial, Inc.	3,300	132	Genomic Health, Inc. (Æ)	2,046	132
Waddell & Reed Financial, Inc. Class A	3,979	72	Globus Medical, Inc. Class A(Æ)	3,625	157
Washington Federal, Inc.	3,963	106	Halozyme Therapeutics, Inc. (Æ)	7,764	113
Washington Real Estate Investment Trust(ö)	3,281	75	HealthEquity, Inc. (Æ)	1,799	107
WesBanco, Inc.	3,869	142	Icon PLC(Æ)	673	87
Westamerica Bancorporation(Ñ)	6,080	339	ICU Medical, Inc. (Æ)	413	95
Western Alliance Bancorp(Æ)	1,919	76	Immunomedics, Inc. (Æ)	6,988	100
Wintrust Financial Corp.	5,255	349	Inogen, Inc. (Æ)	1,990	247
WisdomTree Investments, Inc.	9,197	61	Insmed, Inc. (Æ)	3,080	40
Xenia Hotels & Resorts, Inc. (ö)	15,494	266	Insulet Corp. (Æ)	3,061	243
		48,239	Integra LifeSciences Holdings Corp. (Æ)	10,950	494
			Intersect ENT, Inc. (Æ)	2,248	63
Health Care - 12.3%			Intra-Cellular Therapies, Inc. Class A(Æ)	600	7
Acceleron Pharma, Inc. (Æ)	1,874	82	Invitae Corp. (Æ)	7,512	83
Accuray, Inc. (Æ)	29,928	102	iRadimed Corp. (Æ)(Ñ)	3,072	75
Acorda Therapeutics, Inc. (Æ)	3,500	55	Jazz Pharmaceuticals PLC(Æ)	1,086	135
Addus HomeCare Corp. (Æ)	5,596	380	Lannett Co. , Inc. (Æ)	2,200	11
Aimmune Therapeutics, Inc. (Æ)	3,781	90	LeMaitre Vascular, Inc.	2,193	52
Akebia Therapeutics, Inc. (Æ)	1,300	7	Lexicon Pharmaceuticals, Inc. (Æ)	1,100	7
Aldeyra Therapeutics, Inc. (Æ)	8,368	69	LHC Group, Inc. (Æ)	8,785	825
Allena Pharmaceuticals, Inc. (Æ)	9,594	52	Ligand Pharmaceuticals, Inc. Class B(Æ)	6,524	885
Allscripts Healthcare Solutions, Inc. (Æ)	19,010	183	LivaNova PLC(Æ)	1,029	94
AMAG Pharmaceuticals, Inc. (Æ)	1,500	23	Luminex Corp.	3,300	76
Amphastar Pharmaceuticals, Inc. (Æ)	1,000	20	Mallinckrodt PLC(Æ)	3,600	57
AnaptysBio, Inc. (Æ)	1,026	65	Medidata Solutions, Inc. (Æ)	1,213	82
Antares Pharma, Inc. (Æ)	106,467	290	MEDNAX, Inc. (Æ)	3,700	122
Apollo Endosurgery, Inc. (Æ)	26,073	90	Medpace Holdings, Inc. (Æ)	300	16
Aratana Therapeutics, Inc. (Æ)	1,500	9	Menlo Therapeutics, Inc. (Æ)	2,400	10
Arena Pharmaceuticals, Inc. (Æ)	2,894	113	Meridian Bioscience, Inc.	8,974	156
Array BioPharma, Inc. (Æ)	11,236	160	Merit Medical Systems, Inc. (Æ)	12,471	696
Assertio Therapeutics, Inc. (Æ)	2,700	10	Myriad Genetics, Inc. (Æ)	11,658	339
Atrion Corp.	201	149	Neogen Corp. (Æ)	2,169	124
AxoGen, Inc. (Æ)	4,594	94	NeoGenomics, Inc. (Æ)	68,226	860
BioTelemetry, Inc. (Æ)	16,273	971	Nuvectra Corp. (Æ)	43,458	710
Blueprint Medicines Corp. (Æ)	1,835	99	NxStage Medical, Inc. (Æ)	3,121	89
Cantel Medical Corp.	6,507	484	Omnicell, Inc. (Æ)	14,950	916
Cardiovascular Systems, Inc. (Æ)	7,232	206	OraSure Technologies, Inc. (Æ)	3,748	44
CareDx, Inc. (Æ)	13,725	345	Orthofix Medical, Inc. (Æ)	2,000	105
Castlight Health, Inc. Class B(Æ)	43,110	94	Oxford Immunotec Global PLC(Æ)	7,351	94
Chemed Corp.	3,343	946	Pacira Pharmaceuticals, Inc. (Æ)	8,684	374
Computer Programs & Systems, Inc.	1,000	25	Patterson Cos. , Inc.	5,096	100
Concert Pharmaceuticals, Inc. (Æ)	3,987	50	PDL BioPharma, Inc. (Æ)	36,743	107
CorVel Corp. (Æ)	6,036	373	Penumbra, Inc. (Æ)	3,132	383
Cross Country Healthcare, Inc. (Æ)	1,800	13	Pfenex, Inc. (Æ)	27,489	88
CryoLife, Inc. (Æ)	2,316	66	Prestige Brands Holdings, Inc. (Æ)	8,053	249
Dermira, Inc. (Æ)	2,600	19	Prothena Corp. PLC(Æ)	1,400	14
Dynavax Technologies Corp. (Æ)	13,377	122	R1 RCM, Inc. (Æ)	37,319	297
Eidos Therapeutics, Inc. (Æ)(Ñ)	8,764	121	Repligen Corp. (Æ)	6,031	318
Emergent BioSolutions, Inc. (Æ)	1,880	111	Retrophin, Inc. (Æ)	14,697	333
Enanta Pharmaceuticals, Inc. (Æ)	1,030	73	RTI Surgical, Inc. (Æ)	18,833	70
Encompass Health Corp. (Æ)	12,832	792	Sangamo BioSciences, Inc. (Æ)	5,935	68
Endo International PLC(Æ)	4,700	34	SeaSpine Holdings Corp. (Æ)	54,618	995
Ensign Group, Inc. (The)	22,662	879	Seres Therapeutics, Inc. (Æ)	1,400	6
Exelixis, Inc. (Æ)	4,220	83	Spark Therapeutics, Inc. (Æ)	1,663	65
Fennec Pharmaceuticals, Inc. (Æ)	15,527	99	STAAR Surgical Co. (Æ)	2,393	76
FibroGen, Inc. (Æ)	3,152	146	Steris PLC	6,959	744

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 29

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Supernus Pharmaceuticals, Inc. (Æ)	12,037	400	Rayonier Advanced Materials, Inc.	34,268	365
Surmodics, Inc. (Æ)	500	24	Ryerson Holding Corp. (Æ)	9,987	63
Tabula Rasa HealthCare, Inc. (Æ)	4,102	262	Schnitzer Steel Industries, Inc. Class A	1,600	34
Tactile Systems Technology, Inc. (Æ)	8,788	400	Schweitzer-Mauduit International, Inc.	3,649	91
Tandem Diabetes Care, Inc. (Æ)	6,084	231	Scotts Miracle-Gro Co. (The) Class A	5,730	352
Teladoc Health, Inc. (Æ)(Ñ)	3,143	156	Silgan Holdings, Inc.	31,208	738
Trinity Biotech PLC - ADR(Æ)	27,473	63	Simpson Manufacturing Co. , Inc.	2,204	119
Ultragenyx Pharmaceutical, Inc. (Æ)	2,464	107	SiteOne Landscape Supply, Inc. (Æ)	1,537	85
UNITY Biotechnology, Inc. (Æ)(Ñ)	7,382	120	Trex Co. , Inc. (Æ)	1,588	94
US Physical Therapy, Inc.	6,682	684	Trinseo SA	2,400	110
Utah Medical Products, Inc.	2,820	234	Triton International, Ltd.	1,501	47
Varex Imaging Corp. (Æ)	3,549	84	United States Steel Corp.	1,200	22
Veracyte, Inc. (Æ)	13,491	170	Universal Stainless & Alloy Products, Inc. (Æ)	12,829	208
Vericel Corp. (Æ)	27,556	479	US Concrete, Inc. (Æ)(Ñ)	9,011	318
ViewRay, Inc. (Æ)(Ñ)	30,916	188	Valvoline, Inc.	24,089	466
Viking Therapeutics, Inc. (Æ)(Ñ)	23,894	183	Verso Corp. Class A(Æ)	400	9
Wright Medical Group NV(Æ)	7,195	196	Versum Materials, Inc.	14,990	416
		25,091	WR Grace & Co.	1,400	91
					13,063
Materials and Processing - 6.4%
AAON, Inc.	2,238	78	Producer Durables - 14.9%
AdvanSix, Inc. (Æ)	1,400	34	ABM Industries, Inc.	21,093	677
Allegheny Technologies, Inc. (Æ)	13,068	284	ACCO Brands Corp.	30,715	208
Apogee Enterprises, Inc.	12,906	385	Adient PLC	3,700	56
Armstrong Flooring, Inc. (Æ)	12,748	151	Advanced Disposal Services, Inc. (Æ)	1,000	24
Armstrong World Industries, Inc.	3,340	195	AECOM(Æ)	4,800	127
Ashland Global Holdings, Inc.	3,000	213	AGCO Corp.	3,200	178
Axalta Coating Systems, Ltd. (Æ)	4,600	108	Air Transport Services Group, Inc. (Æ)	3,935	90
Beacon Roofing Supply, Inc. (Æ)	2,520	80	Alamo Group, Inc.	1,000	77
Belden, Inc.	751	31	Allied Motion Technologies, Inc.	16,917	756
Bemis Co. , Inc.	12,928	593	Allison Transmission Holdings, Inc. Class A	700	31
Boise Cascade Co.	2,700	64	AquaVenture Holdings, Ltd. (Æ)	4,825	91
Cabot Corp.	3,200	137	ArcBest Corp.	1,000	34
Cabot Microelectronics Corp.	6,817	650	Arcosa, Inc.	14,866	412
Carpenter Technology Corp.	4,100	146	Ardmore Shipping Corp. (Æ)	70,670	330
Clearwater Paper Corp. (Æ)	900	22	Argan, Inc.	2,100	79
Comfort Systems USA, Inc.	18,851	823	ASGN, Inc. (Æ)	5,324	290
Commercial Metals Co.	9,847	158	Astec Industries, Inc.	1,514	46
Compass Minerals International, Inc.	17,476	730	Astronics Corp. (Æ)	200	6
Domtar Corp.	2,600	91	AZZ, Inc.	11,846	478
Ferroglobe PLC	49,565	79	Babcock & Wilcox Co. (The) Class W(Æ)	18,277	699
GCP Applied Technologies, Inc. (Æ)	8,771	215	Badger Meter, Inc.	15,269	751
Haynes International, Inc.	13,536	357	Barnes Group, Inc.	3,800	204
Huntsman Corp.	6,700	129	Barrett Business Services, Inc.	2,442	140
Ingevity Corp. (Æ)	7,628	638	BG Staffing, Inc.	9,249	191
Interface, Inc. Class A	13,448	192	Brink's Co. (The)	12,099	783
Lennox International, Inc.	780	171	Cactus, Inc. Class A(Æ)	4,847	133
Masonite International Corp. (Æ)	2,200	99	Colfax Corp. (Æ)	3,900	82
Mueller Water Products, Inc. Class A	35,918	327	Columbus McKinnon Corp.	2,151	65
Neenah Paper, Inc.	7,318	431	Construction Partners, Inc. Class A(Æ)	4,490	40
NN, Inc.	11,800	79	Covanta Holding Corp.	54,600	733
Olin Corp.	6,100	123	Covenant Transportation Group, Inc. Class
PGT Innovations, Inc. (Æ)	14,827	235	A(Æ)	4,072	78
PH Glatfelter Co.	2,242	22	CPI Aerostructures, Inc. (Æ)	20,648	132
Platform Specialty Products Corp. (Æ)	56,029	579	CRA International, Inc.	8,887	378
PolyOne Corp.	4,100	117	Crane Co.	2,400	173
Quaker Chemical Corp.	3,764	669	DXP Enterprises, Inc. (Æ)	2,405	67

See accompanying notes which are an integral part of the financial statements.

30 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Dycom Industries, Inc. (Æ)	4,133	223	Raven Industries, Inc.	2,624	95
EMCOR Group, Inc.	2,800	167	Rollins, Inc.	700	25
Encore Wire Corp.	2,200	110	Ryder System, Inc.	15,583	751
EnerSys	1,300	101	Saia, Inc. (Æ)	6,209	347
Euronav NV	33,669	233	Schneider National, Inc. Class B	2,600	49
Exponent, Inc.	18,462	937	Scorpio Tankers, Inc.	91,249	161
Flir Systems, Inc.	5,665	247	Ship Finance International, Ltd.	7,330	77
Fluor Corp.	5,200	167	SkyWest, Inc.	3,511	156
FreightCar America, Inc. (Æ)	37,724	252	Spirit Airlines, Inc. (Æ)	2,345	136
frontdoor, Inc. (Æ)	6,097	162	SPX FLOW, Inc. (Æ)	2,100	64
Generac Holdings, Inc. (Æ)	11,510	572	Standex International Corp.	5,319	357
GP Strategies Corp. (Æ)	7,872	99	StealthGas, Inc. (Æ)	79,210	219
Granite Construction, Inc.	6,745	272	Steelcase, Inc. Class A	62,732	931
Great Lakes Dredge & Dock Corp. (Æ)	103,193	683	Sterling Construction Co. , Inc. (Æ)	2,200	24
Greenbrier Cos. , Inc.	2,767	109	Sykes Enterprises, Inc. (Æ)	3,386	84
Hackett Group, Inc. (The)	16,497	264	Terex Corp.	3,100	85
HD Supply Holdings, Inc. (Æ)	3,800	143	Tetra Tech, Inc.	2,700	140
Healthcare Services Group, Inc. (Ñ)	11,882	477	Titan International, Inc.	3,000	14
HEICO Corp.	6,515	505	Titan Machinery, Inc. (Æ)	7,765	102
Heidrick & Struggles International, Inc.	2,347	73	Toro Co. (The)	2,500	140
Hurco Cos. , Inc.	1,809	65	TreeHouse Foods, Inc. (Æ)	7,797	395
ICF International, Inc.	11,667	756	Trinity Industries, Inc.	8,071	166
Insperity, Inc.	1,200	112	TrueBlue, Inc. (Æ)	4,100	91
Kadant, Inc.	900	73	Tutor Perini Corp. (Æ)	43,089	688
KBR, Inc.	106,937	1,625	UniFirst Corp.	431	62
Kelly Services, Inc. Class A	3,783	77	Universal Truckload Services, Inc.	5,583	101
Kimball International, Inc. Class B	11,881	169	US Xpress Enterprises, Inc. Class A(Æ)	2,100	12
Knoll, Inc.	3,800	63	USA Truck, Inc. (Æ)	9,547	143
Korn/Ferry International	2,800	111	Vishay Precision Group, Inc. (Æ)	11,063	334
Kornit Digital, Ltd. (Æ)(Ñ)	19,951	373	WageWorks, Inc. (Æ)	16,926	460
Landstar System, Inc.	1,400	134	Watts Water Technologies, Inc. Class A	4,052	261
Lincoln Electric Holdings, Inc.	1,500	118	Welbilt, Inc. (Æ)	28,359	315
Liquidity Services, Inc. (Æ)	12,318	76	WESCO International, Inc. (Æ)	2,100	101
Littelfuse, Inc.	2,818	483	Willdan Group, Inc. (Æ)	3,300	115
Lydall, Inc. (Æ)	3,428	70	Willscot Corp. (Æ)	28,673	270
Manitowoc Co. , Inc. (The)(Æ)	13,783	204	WNS Holdings, Ltd. - ADR(Æ)	8,904	367
ManpowerGroup, Inc.	2,900	188	Woodward, Inc.	2,519	187
Marlin Business Services Corp.	2,454	55	YRC Worldwide, Inc. (Æ)	72,996	230
Marten Transport, Ltd.	5,275	85			30,643
MasTec, Inc. (Æ)(Ñ)	11,672	473
MAXIMUS, Inc.	8,297	540	Technology - 13.4%
Mesa Air Group, Inc. (Æ)	20,818	161	A10 Networks, Inc. (Æ)	3,100	19
Methode Electronics, Inc.	4,184	97	Acacia Communications, Inc. (Æ)	5,976	227
Milacron Holdings Corp. (Æ)	2,223	26	Adesto Technologies Corp. (Æ)	32,537	143
Mitek Systems, Inc. (Æ)	13,537	146	ADTRAN, Inc.	39,183	421
Modine Manufacturing Co. (Æ)	2,800	30	Aerohive Networks, Inc. (Æ)	26,676	87
Navigant Consulting, Inc.	1,800	43	Agilysys, Inc. (Æ)	800	11
Navistar International Corp. (Æ)	2,100	54	Allot Communications, Ltd. (Æ)	22,683	138
NV5 Global, Inc. (Æ)	3,782	229	Amkor Technology, Inc. (Æ)	6,100	40
Old Dominion Freight Line, Inc.	2,117	261	Anixter International, Inc. (Æ)	3,744	203
Orion Group Holdings, Inc. (Æ)	51,543	221	Aquantia Corp. (Æ)	24,746	217
Park-Ohio Holdings Corp.	700	21	Arrow Electronics, Inc. (Æ)	4,000	276
Peak Resorts, Inc.	13,639	64	Aspen Technology, Inc. (Æ)	800	66
Pentair PLC	2,800	106	Avaya Holdings Corp. (Æ)	28,986	422
PRGX Global, Inc. (Æ)	9,716	92	AVX Corp.	5,301	81
Primoris Services Corp.	18,891	361	Axcelis Technologies, Inc. (Æ)	7,490	133
Radiant Logistics, Inc.	44,900	191	Bandwidth, Inc. Class A(Æ)	1,884	77

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 31

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Benchmark Electronics, Inc.	12,630	268	ManTech International Corp. Class A	2,329	122
Bottomline Technologies, Inc. (Æ)	6,111	293	Meet Group, Inc. (Æ)	25,096	116
Box, Inc. Class A(Æ)	16,735	282	Mercury Systems, Inc. (Æ)	6,051	286
CACI International, Inc. Class A(Æ)	852	123	MicroStrategy, Inc. Class A(Æ)	2,124	271
CalAmp Corp. (Æ)	40,934	533	Mimecast, Ltd. (Æ)	4,247	143
Carbonite, Inc. (Æ)	11,161	282	Model N, Inc. (Æ)	700	9
Cars. com, Inc. (Æ)	8,820	190	Monolithic Power Systems, Inc.	1,057	123
ChannelAdvisor Corp. (Æ)	9,567	109	Monotype Imaging Holdings, Inc.	8,838	137
Ciena Corp. (Æ)	3,913	133	NAPCO Security Technologies, Inc. (Æ)	4,729	74
Cirrus Logic, Inc. (Æ)	8,017	266	NeoPhotonics Corp. (Æ)	66,990	434
Clearfield, Inc. (Æ)	13,392	133	NETGEAR, Inc. (Æ)	2,157	112
Cloudera, Inc. (Æ)	13,838	153	NetScout Systems, Inc. (Æ)	9,977	236
Cohu, Inc.	4,366	70	Nice, Ltd. - ADR(Æ)(Ñ)	2,843	308
CommScope Holding Co. , Inc. (Æ)	7,000	115	NII Holdings, Inc. (Æ)	13,277	59
CommVault Systems, Inc. (Æ)	5,088	301	nLight, Inc. (Æ)	5,291	94
comScore, Inc. (Æ)	1,000	14	Novanta, Inc. (Æ)	2,633	166
Conduent, Inc. (Æ)	10,122	108	Nuance Communications, Inc. (Æ)	8,700	115
Cornerstone OnDemand, Inc. (Æ)	9,702	489	OneSpan, Inc. (Æ)	5,396	70
Coupa Software, Inc. (Æ)	2,247	141	Ooma, Inc. (Æ)	18,411	256
Cray, Inc. (Æ)	1,800	39	PC Connection, Inc.	5,918	176
Cree, Inc. (Æ)	1,324	57	Perficient, Inc. (Æ)	31,995	712
CSG Systems International, Inc.	2,543	81	Perspecta, Inc.	20,757	357
Daktronics, Inc.	18,020	133	Pixelworks, Inc. (Æ)	4,800	14
Diebold Nixdorf, Inc.	16,600	41	PlayAGS, Inc. (Æ)	46,231	1,063
Donnelley Financial Solutions, Inc. (Æ)	1,600	22	Plexus Corp. (Æ)	1,080	55
DSP Group, Inc. (Æ)	8,393	94	Power Integrations, Inc.	9,636	588
Electro Scientific Industries, Inc. (Æ)	12,592	377	Presidio, Inc.	3,300	43
Ellie Mae, Inc. (Æ)(Ñ)	853	54	Proofpoint, Inc. (Æ)	6,503	545
EMCORE Corp. (Æ)	2,000	8	Q2 Holdings, Inc. (Æ)	2,060	102
Entegris, Inc.	2,158	60	QAD, Inc. Class A	3,620	142
ePlus, Inc. (Æ)	2,041	145	Quantenna Communications, Inc. (Æ)	25,375	364
Everbridge, Inc. (Æ)	4,217	239	Radware, Ltd. (Æ)	4,976	113
Extreme Networks, Inc. (Æ)	32,779	200	Rambus, Inc. (Æ)	13,400	103
Fabrinet(Æ)	3,556	182	Rapid7, Inc. (Æ)	3,100	97
FireEye, Inc. (Æ)	54,446	883	RealPage, Inc. (Æ)	10,059	485
Five9, Inc. (Æ)	31,932	1,395	Resideo Technologies, Inc. (Æ)	15,545	319
Graham Corp.	2,718	62	Ribbon Communications, Inc. (Æ)	13,897	67
Hortonworks, Inc. (Æ)	5,174	75	Sanmina Corp. (Æ)	6,108	147
II-VI, Inc. (Æ)	1,165	38	ScanSource, Inc. (Æ)	4,699	162
Immersion Corp. (Æ)	11,155	100	Semtech Corp. (Æ)	2,586	119
Infinera Corp. (Æ)	9,900	40	ShotSpotter, Inc. (Æ)	11,699	365
Insight Enterprises, Inc. (Æ)	4,702	192	Silicon Laboratories, Inc. (Æ)	726	57
Inspired Entertainment, Inc. (Æ)(Ñ)	8,262	40	Simulations Plus, Inc.	3,348	67
Integrated Device Technology, Inc. (Æ)	2,077	101	SMART Global Holdings, Inc. (Æ)	9,693	288
InterDigital, Inc.	3,181	211	Stratasys, Ltd. (Æ)	2,200	40
InterXion Holding NV(Æ)	1,573	85	Switch, Inc. Class A	24,909	174
Jabil Circuit, Inc.	5,700	141	Synaptics, Inc. (Æ)	1,600	60
KEYW Holding Corp. (The)(Æ)(Ñ)	14,085	94	Synchronoss Technologies, Inc. (Æ)	3,300	20
Kimball Electronics, Inc. (Æ)	29,806	462	SYNNEX Corp.	8,005	647
Lattice Semiconductor Corp. (Æ)	1,400	10	Tableau Software, Inc. Class A(Æ)	70	8
Leaf Group, Ltd. (Æ)	41,060	281	Tech Data Corp. (Æ)	1,400	115
Liberty Latin America, Ltd. Class C(Æ)	6,200	90	Teradyne, Inc.	300	9
Limelight Networks, Inc. (Æ)	131,186	307	Tucows, Inc. Class A(Æ)(Ñ)	2,111	127
LogMeIn, Inc.	6,194	505	Twilio, Inc. Class A(Æ)	2,167	194
Lumentum Holdings, Inc. (Æ)	2,638	111	Ultra Clean Holdings(Æ)	12,280	104
MACOM Technology Solutions Holdings,			Unisys Corp. (Æ)(Ñ)	15,607	182
Inc. (Æ)	2,000	29	Universal Display Corp.	2,841	266

See accompanying notes which are an integral part of the financial statements.

32 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
USA Technologies, Inc. (Æ)	19,901	77	WildHorse Resource Development Corp. (Æ)	3,923		55
Varonis Systems, Inc. (Æ)	7,799	412				11,036
Veeco Instruments, Inc. (Æ)	5,500	41

Verint Systems, Inc. (Æ)	1,202	51	Total Common Stocks
ViaSat, Inc. (Æ)	930	55
Viavi Solutions, Inc. Class W(Æ)	8,041	81	(cost $202,494)			194,595
Vishay Intertechnology, Inc.	5,185	93
Workiva, Inc. (Æ)	400	14	Short-Term Investments - 4.4%
Xperi Corp.	59,027	1,085	U. S. Cash Management Fund(@)	9,001,130	(8)	9,000
Yelp, Inc. Class A(Æ)	1,390	49	Total Short-Term Investments
Zix Corp. (Æ)	4,600	26	(cost $9,000)			9,000
Zynga, Inc. Class A(Æ)	55,706	219
		27,378	Other Securities - 3.8%
			U. S. Cash Collateral Fund(×)(@)	7,688,891	(8)	7,689
Utilities - 5.4%			Total Other Securities
Allete, Inc.	3,157	241	(cost $7,689)			7,689
American States Water Co.	9,040	606
Antero Midstream GP LP(Ñ)	31,310	350	Total Investments 103.3%
Avista Corp.	2,825	120
Black Hills Corp.	2,301	144	(identified cost $219,183)			211,284

Boingo Wireless, Inc. (Æ)	32,571	670	Other Assets and Liabilities, Net
California Water Service Group	6,869	327
Chesapeake Utilities Corp.	1,052	86	-(3.3%)			(6,794)
Clearway Energy, Inc. (Æ)	37,388	636	Net Assets - 100.0%			204,490
CNX Resources Corp. (Æ)	7,100	81
Cogent Communications Holdings, Inc.	13,365	604
El Paso Electric Co.	2,684	135
Enerplus Corp.	10,403	81
GCI Liberty, Inc. Class A(Æ)	15,067	620
Gogo, Inc. (Æ)(Ñ)	20,501	61
Hawaiian Electric Industries, Inc.	10,757	394
HighPoint Resources Corp. (Æ)	128,158	319
Idacorp, Inc.	2,252	210
j2 Global, Inc.	9,854	684
Mammoth Energy Services, Inc.	16,724	301
Midstates Petroleum Co. , Inc. (Æ)	25,823	194
New Jersey Resources Corp.	4,001	183
Northwest Natural Holding Co.	1,600	97
NorthWestern Corp.	3,157	188
NRG Energy, Inc.	3,800	150
ONE Gas, Inc.	4,327	344
Pinnacle West Capital Corp.	1,600	136
PNM Resources, Inc.	4,083	168
Portland General Electric Co.	4,002	183
RingCentral, Inc. Class A(Æ)	6,761	557
SilverBow Resources, Inc. (Æ)	6,539	155
South Jersey Industries, Inc.	12,206	339
Southwest Gas Holdings, Inc.	1,881	144
Spire, Inc.	9,864	730
Spok Holdings, Inc.	12,240	162
Talos Energy, Inc. (Æ)	1,100	18
Vistra Energy Corp. (Æ)	7,981	183
Vonage Holdings Corp. (Æ)	35,992	314
Whiting Petroleum Corp. (Æ)	2,890	66

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 33

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 E-Mini Index Futures	95	USD	6,408	03/19	(116)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(116)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$25,101	$—	$—	$—	$25,101	12.3
Consumer Staples	6,529	—	—	—	6,529	3.2
Energy	7,515	—	—	—	7,515	3.7
Financial Services	48,239	—	—	—	48,239	23.5
Health Care	25,091	—	—	—	25,091	12.3
Materials and Processing	13,063	—	—	—	13,063	6.4
Producer Durables	30,643	—	—	—	30,643	14.9
Technology	27,378	—	—	—	27,378	13.4
Utilities	11,036	—	—	—	11,036	5.4
Short-Term Investments	—	—	—	9,000	9,000	4.4
Other Securities	—	—	—	7,689	7,689	3.8
Total Investments	194,595	—	—	16,689	211,284	103.3
Other Assets and Liabilities, Net						(3.3)
						100.0
Other Financial Instruments
Liabilities
Futures Contracts	(116)	—	—	—	(116)	(0.1)
Total Other Financial Instruments*	$(116)	$—	$—	$—	$(116)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

34 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$116

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$647

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(165)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 35

Russell Investment Funds
U.S. Small Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$7,566	$—	$7,566
Total Financial and Derivative Assets		7,566	—	7,566
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$7,566	$—	$7,566

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Citigroup	2,413	$—	$2,413	$—
Credit Suisse	911	—	911	—
Fidelity	1,031	—	1,031	—
JPMorgan Chase	468	—	468	—
Merrill Lynch	1,676	—	1,676	—
Morgan Stanley	1,067	—	1,067	—
Total	$7,566	$—	$7,566	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

36 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$219,183
Investments, at fair value(*)(>)	211,284
Receivables:
Dividends and interest	248
Dividends from affiliated funds	14
Investments sold	883
Fund shares sold	23
Variation margin on futures contracts	492
Total assets	212,944

Liabilities
Payables:
Due to custodian	340
Investments purchased	49
Fund shares redeemed	18
Accrued fees to affiliates	174
Other accrued expenses	68
Variation margin on futures contracts	116
Payable upon return of securities loaned	7,689
Total liabilities	8,454

Net Assets	$204,490

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 37

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — December 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(17,295)
Shares of beneficial interest	172
Additional paid-in capital	221,613
Net Assets	$204,490

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$11.86
Net assets	$204,489,609
Shares outstanding ($. 01 par value)	17,244,316
Amounts in thousands
(*) Securities on loan included in investments	$7,566
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$16,689

(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

38 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Dividends	$3,361
Dividends from affiliated funds	185
Interest	1
Securities lending income (net)	164
Total investment income	3,711

Expenses
Advisory fees	2,243
Administrative fees	125
Custodian fees	63
Transfer agent fees	11
Professional fees	71
Trustees’ fees	9
Printing fees	38
Miscellaneous	23
Total expenses	2,583
Net investment income (loss)	1,128

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	12,859
Futures contracts	647
Net realized gain (loss)	13,506
Net change in unrealized appreciation (depreciation) on:
Investments	(41,050)
Investments in affiliated funds	1
Futures contracts	(165)
Net change in unrealized appreciation (depreciation)	(41,214)
Net realized and unrealized gain (loss)	(27,708)
Net Increase (Decrease) in Net Assets from Operations	$(26,580)

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 39

Russell Investment Funds
U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,128	$424
Net realized gain (loss)	13,506	37,490
Net change in unrealized appreciation (depreciation)	(41,214)	(2,016)
Net increase (decrease) in net assets from operations	(26,580)	35,898

Distributions (i)
To shareholders	(40,853)	(17,016)
Net decrease in net assets from distributions	(40,853)	(17,016)

Share Transactions*
Net increase (decrease) in net assets from share transactions	17,069	7,257
Total Net Increase (Decrease) in Net Assets	(50,364)	26,139

Net Assets
Beginning of period	254,854	228,715
End of period (ii)	$204,490	$254,854

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended December 31, 2017, distributions from net investment income (in thousands) were $428. For the same period, distributions from net realized gain
(in thousands) were $16,588.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 was $257. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	420	$6,505	1,771	$27,847
Proceeds from reinvestment of distributions	3,169	40,853	1,034	17,015
Payments for shares redeemed	(1,883)	(30,289)	(2,300)	(37,605)
Total increase (decrease)	1,706	$17,069	505	$7,257

See accompanying notes which are an integral part of the financial statements.

40 U.S. Small Cap Equity Fund

(This page intentionally left blank)

Russell Investment Funds
U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net	Return of
	Period	(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
December 31, 2018	16.40	. 07	(1.94)	(1.87)	(. 08)	(2.59)	—
December 31, 2017	15.21	. 03	2.33	2.36	(. 03)	(1.14)	—
December 31, 2016	12.93	. 10	2.30	2.40	(. 10)	(. 01)	(. 01)
December 31, 2015	15.51	. 09	(1.19)	(1.10)	(. 10)	(1.38)	—
December 31, 2014	16.88	. 06	. 18	. 24	(. 04)	(1.57)	—

See accompanying notes which are an integral part of the financial statements.

42 U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)	Turnover Rate
(2.67)	11.86	(11.97)	204,490	1.04	1.04	. 45	80
(1.17)	16.40	15.48	254,854	1.03	1.03	. 17	135
(. 12)	15.21	18.66	228,715	1.03	1.03	. 76	106
(1.48)	12.93	(7.19)	218,063	1.06	1.04	. 61	138
(1.61)	15.51	1.56	253,803	1.06	1.01	. 35	80

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 43

Russell Investment Funds
U.S. Small Cap Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:

Advisory fees	$162,339
Administration fees	9,019
Transfer agent fees	794
Trustee fees	1,500
$173,652

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$15,786	$49,587	$56,374	$—	$1	$9,000	$185	$—
U. S. Cash Collateral Fund	10,927	73,498	76,736	—	—	7,689	230	—
	$26,713	$123,085	$133,110	$—	$1	$16,689	$415	$—

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$221,023,854
Unrealized Appreciation	$22,289,914
Unrealized Depreciation	(32,029,786)
Net Unrealized Appreciation (Depreciation)	$(9,739,872)
Undistributed Ordinary Income	$125,922
Tax Composition of Distributions
Ordinary Income	$11,168,845
Long-Term Capital Gains	$29,683,414

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $7,681,300 incurred from November 1, 2018 to
December 31, 2018, and treat it as arising in the fiscal year 2019.

See accompanying notes which are an integral part of the financial statements.

44 U.S, Small Cap Equity Fund

Russell Investment Funds
International Developed Markets Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

International Developed Markets Fund			MSCI World ex USA Index (Net)**
	Total			Total
	Return			Return
1 Year	(14.87)%		1 Year	(14.09)%
5 Years	0.53	%§	5 Years	0.34	%§
10 Years	6.30	%§	10 Years	6.24	%§

			International Developed Markets Linked Benchmark***
				Total
				Return
			1 Year	(14.09)%
			5 Years	0.55	%§
			10 Years	6.15	%§

International Developed Markets Fund 45

Russell Investment Funds
International Developed Markets Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The International Developed Markets Fund (the “Fund”) employs	positively, with good selection in information technology (“IT”),
a multi-manager approach whereby portions of the Fund are	health care and financials. However, ineffective selection in
allocated to different money manager strategies. Fund assets not	industrials and communication services hurt performance.
allocated to money managers are managed by Russell Investment	The Fund employs discretionary and non-discretionary money
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	managers. The Fund’s discretionary money managers select the
the allocation of the Fund’s assets among money managers at	individual portfolio securities for the assets assigned to them.
any time. An exemptive order from the Securities and Exchange	The Fund’s non-discretionary money managers provide a model
Commission (“SEC”) permits RIM to engage or terminate a money	portfolio to RIM representing their investment recommendations,
manager at any time, subject to approval by the Fund’s Board,	based upon which RIM purchases and sells securities for the
without a shareholder vote. Pursuant to the terms of the exemptive	Fund. RIM manages assets not allocated to money manager
order, the Fund is required to notify its shareholders within 90	strategies and the Fund’s cash balances.
days of when a money manager begins providing services. As of
December 31, 2018, the Fund had five money managers.	With respect to certain of the Fund’s money managers, GQG
Partners LLC (“GQG”) was the top performer during the period,
What is the Fund’s investment objective?	despite a tough environment for GQG’s growth strategy. The
The Fund seeks to provide long term capital growth.	manager’s underweight to health care and overweight to financials detracted, but good stock selection in financials and IT drove most
How did the Fund perform relative to its benchmark for the	of the outperformance. The strategy also picked strong companies
fiscal year ended December 31, 2018?	in all regions, but especially Europe ex-UK and North America,
For the fiscal year ended December 31, 2018, the Fund lost	offsetting negative allocation impacts due to a Japan underweight
14.87%. This is compared to the Fund’s benchmark, the MSCI	and North America overweight.
World ex USA Index (Net), which lost 14.09% during the same
period. The Fund’s performance includes operating expenses,	Wellington Management Company LLP was the weakest
whereas index returns are unmanaged and do not include	performer as high volatility stocks faced headwinds. The strategy
expenses of any kind.	underweighted sectors with strong performance, including health care and utilities, which negatively impacted performance.
For the fiscal year ended December 31, 2018, the Morningstar®	Ineffective stock selection in IT, industrials and consumer
Insurance Foreign Large Blend Category, a group of funds that	discretionary also detracted.
Morningstar considers to have investment strategies similar
to those of the Fund, lost 15.30%. This result serves as a peer	RIM manages a multi-factor positioning strategy that aims to
comparison and is expressed net of operating expenses.	increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning across
How did market conditions affect the Fund’s performance?	multiple factors and sectors. The strategy uses the output from a
Non-U. S. developed markets lagged over the period. United	quantitative model to purchase a stock portfolio expressing these
Kingdom, Canada and Europe were the biggest detractors, while	views. The positioning strategy’s benchmark-relative performance
Asia-Pacific and Japanese markets lagged the least.	was modestly negative for the period, as the strategy’s overweight
In terms of sector returns within the Index for the fiscal year,	to value detracted. However, an overweight to low volatility offset
health care and utilities had the strongest outperformance,	some of the losses.
whereas materials and financial services lagged.	In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall
How did the investment strategies and techniques employed	preferred positioning with respect to country and currency
by the Fund and its money managers affect its benchmark	exposures. This strategy detracted during the fiscal year.
relative performance?
The Fund underperformed its benchmark for the one-year	During the period, RIM used index futures contracts to equitize
period ending December 31, 2018. Sector allocation impact was	the Fund’s cash. The decision to equitize cash hurt the Fund’s
muted, underweights to the more defensive utilities and health	absolute performance for the fiscal year as the market’s absolute
care sectors detracted, while an underweight to materials and an	return was negative. However, a decision to leave a portion of
overweight to consumer staples were additive. An underweight	cash un-equitized moderated this impact.
to Asia-Pacific ex Japan also detracted. The Fund’s allocation to	Describe any changes to the Fund’s structure or the money
momentum stocks was additive, though an overweight to more	manager line-up.
volatile names held back gains. Stock selection contributed

46 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

On January 1, 2018, RIM changed the Fund’s primary benchmark		The views expressed in this report reflect those of the
from the Russell Developed ex-US Large Cap Index (Net) to the		portfolio managers only through the end of the period
MSCI World ex-USA Index (Net) .		covered by the report. These views do not necessarily
In March 2018 and June 2018, Pzena Investment Management,		represent the views of RIM or any other person in RIM or
LLC and Wellington Management Company LLP, respectively,		any other affiliated organization. These views are subject to
were transitioned from discretionary to non-discretionary		change at any time based upon market conditions or other
mandates.		events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
Money Managers as of December 31,		on as investment advice and, because investment decisions
2018	Styles	for a Russell Investment Funds (“RIF”) Fund are based on
GQG Partners, LLC	Growth	numerous factors, should not be relied on as an indication
Janus Capital Management LLC and Perkins		of investment decisions of any RIF Fund.
Investment Management, LLC	Value
Numeric Investors LLC	Market Oriented
Pzena Investment Management LLC	Value
Wellington Management Company LLP	Growth

* Assumes initial investment on January 1, 2009.

** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the MSCI
EAFE Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Developed ex-US Large Cap Index (net of tax
on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI World ex-USA Index (net of tax on dividends from foreign holdings) thereafter.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

International Developed Markets Fund 47

Russell Investment Funds
International Developed Markets Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$878.90	$1,019.71
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.16	$5.55
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

48 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.2%			Canada - 4.9%
Australia - 3.1%			Air Canada Class B(Æ)	1,900	36
AGL Energy, Ltd.	20,046	290	Algonquin Power & Utilities Corp. (Ñ)	80,082	805
Amcor, Ltd. Class A	108,120	1,009	ARC Resources, Ltd.	11,042	66
Aristocrat Leisure, Ltd.	58,122	887	Bank of Montreal	11,517	753
Aurizon Holdings, Ltd.	3,900	12	Bank of Nova Scotia (The)	8,590	428
Australia & New Zealand Banking			BCE, Inc.	5,200	205
Group, Ltd. - ADR	8,664	149	BRP, Inc.	2,063	53
Caltex Australia, Ltd.	35,093	630	CAE, Inc.	29,100	535
Coca-Cola Amatil, Ltd.	31,400	181	Canadian Imperial Bank of Commerce	5,421	404
Coles Group, Ltd. (Æ)	4,662	39	Canadian National Railway Co.	5,667	420
Commonwealth Bank of Australia - ADR	10,890	556	Canadian Natural Resources, Ltd.	16,191	391
Computershare, Ltd.	7,800	94	Canadian Tire Corp. , Ltd. Class A	400	42
Crown Resorts, Ltd.	39,900	333	Celestica, Inc. (Æ)	85,216	747
CSL, Ltd.	5,219	682	Cenovus Energy, Inc.	80,467	566
Iluka Resources, Ltd.	4,900	26	CGI Group, Inc. Class A(Æ)	16,100	985
Macquarie Group, Ltd.	12,152	930	Constellation Software, Inc.	900	576
Mirvac Group(ö)	452,400	714	Empire Co. , Ltd. Class A	42,600	900
National Australia Bank, Ltd. - ADR	6,643	113	Encana Corp.	53,287	308
Newcrest Mining, Ltd.	47,400	730	First Quantum Minerals, Ltd.	36,174	293
Qantas Airways, Ltd. (Æ)	43,058	176	Fortis, Inc.	30,370	1,012
Sandfire Resources NL	3,462	16	Granite Real Estate Investment Trust(ö)	2,200	86
South32, Ltd.	59,400	140	Great-West Lifeco, Inc.	3,963	82
Stockland(ö)	62,100	154	Healthcare Realty Trust, Inc. (Æ)	19,000	287
Telstra Corp. , Ltd.	405,291	814	Imperial Oil, Ltd.	9,004	228
Treasury Wine Estates, Ltd.	62,959	656	Loblaw Cos. , Ltd.	7,200	322
Vicinity Centres(Æ)(ö)	235,200	431	Manulife Financial Corp.	17,988	255
Wesfarmers, Ltd. (Æ)	26,862	610	Methanex Corp.	500	24
Westpac Banking Corp.	9,071	160	Nutrien, Ltd.	20,524	964
Whitehaven Coal, Ltd.	30,100	92	Open Text Corp.	10,700	349
Woolworths Group, Ltd.	15,660	324	Power Corp. of Canada	6,068	109
		10,948	RioCan Real Estate Investment Trust(ö)	15,500	270
			Rogers Communications, Inc. Class B	22,564	1,156
Austria - 0.4%			Royal Bank of Canada - GDR	17,187	1,176
Andritz AG	23,767	1,094	Sun Life Financial, Inc.	11,324	376
Erste Group Bank AG(Æ)	7,194	239	Teck Resources, Ltd. Class B	1,600	34
Oesterreichische Post AG	3,377	116	TFI International, Inc. (Æ)	4,400	114
Voestalpine AG	4,135	124	Toronto Dominion Bank	36,739	1,825
		1,573	TransCanada Corp.	4,920	176
					17,358
Belgium - 1.1%
Ageas	21,032	944	China - 1.9%
Anheuser-Busch InBev SA	1,764	117	Alibaba Group Holding, Ltd. - ADR(Æ)	5,772	791
Colruyt SA	2,318	165	China Resources Power Holdings Co. ,
Groupe Bruxelles Lambert SA	1,585	138	Ltd.	721,910	1,383
KBC Groep NV	18,665	1,208	Lenovo Group, Ltd.	3,916,938	2,627
Proximus	6,902	186	Ping An Insurance Group Co. of China,
Solvay SA	1,464	146	Ltd. Class H	118,466	1,040
UCB SA	11,557	942	Sunny Optical Technology Group Co. ,
		3,846	Ltd.	32,499	285
			Tencent Holdings, Ltd.	19,589	776
Bermuda - 0.0%					6,902
Gulf Keystone Petroleum, Ltd. (Æ)	17,467	40
			Denmark - 1.9%
Brazil - 0.0%			AP Moller - Maersk A/S Class B	1,971	2,487
Vale SA Class B - ADR	9,775	129	Carlsberg A/S Class B	8,663	922
			Danske Bank A/S	51,992	1,030

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 49

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DSV A/S	7,180	473	Germany - 5.2%
H Lundbeck A/S	8,244	362	Adidas AG	5,597	1,169
Novo Nordisk A/S Class B	11,397	524	Allianz SE	6,330	1,270
Pandora A/S	2,336	95	AURELIUS Equity Opportunities SE &
Scandinavian Tobacco Group A/S	79,327	956	Co. KGaA	586	21
		6,849	BASF SE	9,912	686
			Bayer AG	2,823	196
Finland - 0.2%			Bayerische Motoren Werke AG	19,176	1,553
Neste OYJ	1,250	97	Beiersdorf AG	8,191	855
Sampo OYJ Class A	3,443	151	Commerzbank AG(Æ)	1,400	9
Tikkurila OYJ	33,020	455	Continental AG	923	128
UPM-Kymmene OYJ	3,546	90	Covestro AG	14,273	706
Valmet OYJ	1,500	31	Daimler AG	6,385	336
		824	Deutsche Bank AG	11,357	91
			Deutsche Boerse AG	7,627	917
France - 9.7%			Deutsche Telekom AG	92,543	1,572
Air Liquide SA Class A	15,721	1,946	Deutsche Wohnen SE	1,348	62
Airbus Group SE	3,040	291	GEA Group AG	43,597	1,124
Arkema SA	1,048	89	Hannover Rueck SE	1,868	252
AXA SA	20,374	439	HeidelbergCement AG	14,145	865
BNP Paribas SA	13,020	586	Hochtief AG	2,527	341
Bouygues SA - ADR	21,732	777	Infineon Technologies AG - ADR	21,252	423
Bureau Veritas SA	27,692	562	Muenchener Rueckversicherungs-
Capgemini SE	5,839	576	Gesellschaft AG in Muenchen	9,146	1,996
Carrefour SA	7,053	120	SAP SE - ADR	15,509	1,544
Christian Dior SE	421	160	Siemens AG	15,843	1,767
Cie de Saint-Gobain	5,182	172	Siemens Healthineers AG(Æ)	2,820	118
Credit Agricole SA	90,016	968	Siltronic AG	112	9
Danone SA	28,033	1,976	TUI AG	28,630	411
Dassault Aviation SA	551	763	Zalando SE(Æ)	10,940	281
Eiffage SA	1,979	166			18,702
Engie SA	77,074	1,102
EssilorLuxottica SA	2,809	355	Hong Kong - 2.9%
Eurazeo SA	1,642	116	AIA Group, Ltd.	153,144	1,260
Hermes International	1,686	933	China Mobile, Ltd.	98,097	945
Kering	115	54	CK Asset Holdings, Ltd.	206,851	1,504
L'Oreal SA	8,293	1,904	CK Hutchison Holdings Ltd	149,578	1,429
Metropole Television SA	14,929	240	CK Infrastructure Holdings, Ltd.	25,000	189
Natixis SA	23,693	112	Hang Seng Bank, Ltd.	33,927	758
Orange SA - ADR	14,909	241	Henderson Land Development Co. , Ltd.	32,000	159
Pernod Ricard SA	760	125	HKT Trust / HKT, Ltd.	206,000	297
Peugeot SA	38,246	813	Hong Kong & China Gas Co. , Ltd.	63,000	130
Publicis Groupe SA - ADR	39,935	2,286	Hongkong Land Holdings, Ltd.	38,200	241
Renault SA	2,664	166	Hysan Development Co. , Ltd.	23,000	109
Rexel SA Class H	207,399	2,211	Link(ö)	122,000	1,228
Safran SA	12,229	1,469	MTR Corp. , Ltd.	87,000	458
Sanofi - ADR	52,602	4,546	Swire Pacific, Ltd. Class A	93,000	977
Schneider Electric SE	30,535	2,078	Techtronic Industries Co. , Ltd.	80,771	426
SCOR SE - ADR	27,033	1,218	WH Group, Ltd.	219,500	167
Societe Generale SA	13,231	420	Wheelock & Co. , Ltd.	15,000	85
Thales SA	5,734	667			10,362
Total SA	49,976	2,640
Unibail-Rodamco-Westfield(ö)	820	127	India - 1.1%
Vicat SA	20,510	974	HDFC Bank, Ltd. - ADR	25,102	2,601
Vinci SA	2,556	210	Infosys, Ltd. - ADR	153,394	1,460
		34,598			4,061

See accompanying notes which are an integral part of the financial statements.

50 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Indonesia - 0.2%			Credit Saison Co. , Ltd.	17,900	209
Bank Central Asia Tbk PT	306,895	555	Dai Nippon Printing Co. , Ltd.	23,700	493
			Dai-ichi Life Holdings, Inc.	61,150	948
Ireland - 0.9%			Daiseki Co. , Ltd.	16,900	348
Bank of Ireland Group PLC	157,866	876	Daito Trust Construction Co. , Ltd.	2,400	328
CRH PLC	7,610	201	Daiwa House Industry Co. , Ltd.	8,700	276
Medtronic PLC	11,571	1,053	Daiwa Securities Group, Inc.	33,800	172
Ryanair Holdings PLC - ADR(Æ)	4,014	286	Denso Corp.	4,000	178
Willis Towers Watson PLC(Æ)	5,106	775	DMG Mori Seiki Co. , Ltd.	1,800	20
		3,191	East Japan Railway Co.	1,300	116
			Ebara Corp.	42,000	935
Israel - 0.9%			Eisai Co. , Ltd.	7,840	610
Azrieli Group, Ltd.	1,631	78	Fuji Media Holdings, Inc.	9,300	127
Bank Hapoalim BM	107,747	683	FUJIFILM Holdings Corp.	200	8
Bank Leumi Le-Israel BM	192,644	1,166	Fujitsu, Ltd.	39,100	2,452
Bezeq The Israeli Telecommunication			Hitachi Metals, Ltd.	146,400	1,520
Corp. , Ltd.	79,276	78	Hitachi, Ltd.	32,400	861
Check Point Software Technologies, Ltd.			Honda Motor Co. , Ltd.	140,800	3,680
(Æ)	6,200	636	Hoya Corp.	15,300	935
Israel Discount Bank, Ltd. Class A	45,716	141	Icom, Inc.	13,300	239
Nice, Ltd. (Æ)	5,343	579	Idemitsu Kosan Co. , Ltd.	8,800	290
		3,361	Iida Group Holdings Co. , Ltd.	61,400	1,073
			Inpex Corp.	242,200	2,162
Italy - 2.6%			Isetan Mitsukoshi Holdings, Ltd.	2,900	32
Assicurazioni Generali SpA	25,530	427	Isuzu Motors, Ltd.	109,100	1,524
ASTM SpA	700	14	ITOCHU Corp.	23,800	401
Atlantia SpA	3,171	66	Japan Airlines Co. , Ltd.	15,900	564
Davide Campari-Milano SpA	48,576	411	Japan Post Bank Co. , Ltd.	20,600	226
Enel SpA	584,654	3,372	Japan Post Holdings Co. , Ltd.	109,500	1,259
ENI SpA - ADR	49,724	783	Japan Tobacco, Inc.	23,200	550
FinecoBank Banca Fineco SpA	41,698	420	JFE Holdings, Inc.	4,000	64
Intesa Sanpaolo SpA	70,167	156	JSR Corp.	14,900	223
Moncler SpA	9,127	305	JX Holdings, Inc.	79,100	415
Saipem SpA(Æ)	351,786	1,311	Kajima Corp.	9,000	121
Snam Rete Gas SpA	174,773	765	Kamigumi Co. , Ltd.	15,000	306
Telecom Italia SpA(Æ)	830,901	460	Kansai Electric Power Co. , Inc. (The)	7,000	105
Terna Rete Elettrica Nazionale SpA	31,532	179	Kao Corp.	2,100	155
UniCredit SpA	64,113	728	Kawasaki Heavy Industries, Ltd.	1,000	21
		9,397	KDDI Corp.	30,500	727
			Kirin Holdings Co. , Ltd.	12,200	257
Japan - 17.1%			Kobe Steel, Ltd.	15,900	110
77 Bank, Ltd. (The)	1,000	17	Komatsu, Ltd.	18,760	400
Adastria Co. , Ltd.	1,200	20	Kumagai Gumi Co. , Ltd.	200	6
Advantest Corp.	2,400	48	Kuraray Co. , Ltd.	8,600	121
Aisin Seiki Co. , Ltd.	3,000	104	Kyushu Railway Co.	21,900	738
ANA Holdings, Inc.	8,000	288	Makino Milling Machine Co. , Ltd.	800	28
Aozora Bank, Ltd.	9,000	267	Marubeni Corp.	33,400	232
Asahi Kasei Corp.	18,000	184	Maruha Nichiro Corp.	2,500	84
Astellas Pharma, Inc.	73,200	932	Mazda Motor Corp.	16,900	174
BML, Inc.	39,100	998	Mitsubishi Chemical Holdings Corp.	25,700	194
Bridgestone Corp.	23,200	890	Mitsubishi Corp.	12,900	352
Canon, Inc.	23,900	659	Mitsubishi Electric Corp.	10,600	116
Central Japan Railway Co.	1,400	297	Mitsubishi Heavy Industries, Ltd.	9,900	356
Chiba Bank, Ltd. (The)	33,000	183	Mitsubishi Materials Corp.	5,700	149
Chubu Electric Power Co. , Inc.	19,800	282	Mitsubishi UFJ Financial Group, Inc.	320,700	1,582
Concordia Financial Group, Ltd.	56,200	214	Mitsubishi UFJ Lease & Finance Co. ,
Cosel Co. , Ltd.	42,900	365	Ltd.	31,900	153

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 51

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mitsui & Co. , Ltd.	21,200	329	Tokyo Electric Power Co. Holdings, Inc.
Mixi, Inc.	400	8	(Æ)	52,500	310
Mizuho Financial Group, Inc.	278,100	434	Tokyo Gas Co. , Ltd.	15,000	379
Morinaga & Co. , Ltd.	200	9	Toppan Printing Co. , Ltd.	19,500	285
MS&AD Insurance Group Holdings, Inc.	29,100	826	Toray Industries, Inc.	17,000	119
Nankai Electric Railway Co. , Ltd.	1,500	39	Towa Pharmaceutical Co. , Ltd.	200	14
NH Foods, Ltd.	3,400	128	Toyo Seikan Group Holdings, Ltd.	2,700	62
Nidec Corp.	3,550	407	Toyota Industries Corp.	4,100	189
Nikon Corp.	600	9	Toyota Motor Corp.	24,500	1,423
Nintendo Co. , Ltd.	1,510	399	Toyota Tsusho Corp.	6,200	182
Nippon Carbon Co. , Ltd.	600	22	Transcosmos, Inc.	19,300	408
Nippon Express Co. , Ltd.	2,300	128	V Technology Co. , Ltd.	100	11
Nippon Sheet Glass Co. , Ltd.	11,000	83	West Japan Railway Co.	13,100	925
Nippon Steel & Sumitomo Metal Corp.	4,300	74	Yahoo! Japan Corp.	468,200	1,176
Nippon Telegraph & Telephone Corp.	38,603	1,572	Yamada Denki Co. , Ltd.	55,100	264
Nissan Motor Co. , Ltd.	53,000	427	Yamaguchi Financial Group, Inc.	40,000	382
Nitto FC Co. , Ltd.	30,500	204			61,171
Nomura Holdings, Inc.	75,000	286
NTT Data Corp.	28,300	309	Luxembourg - 0.2%
NTT DOCOMO, Inc.	58,200	1,307	ArcelorMittal SA(Æ)	13,555	279
Oji Holdings Corp.	3,900	20	RTL Group SA	2,936	157
Oki Electric Industry Co. , Ltd.	1,800	21	Spotify Technology SA(Æ)	2,809	320
Ono Pharmaceutical Co. , Ltd.	27,600	558			756
ORIX Corp.	32,400	470
Osaka Gas Co. , Ltd.	8,400	153	Macao - 0.1%
Qol Holdings Co. , Ltd.	34,300	517	Sands China, Ltd.	97,625	423
Resona Holdings, Inc.	19,800	95
Sawai Pharmaceutical Co. , Ltd.	200	9	Mexico - 0.2%
Secom Co. , Ltd.	7,500	619	Grupo Televisa SAB - ADR	55,847	703
Secom Joshinetsu Co. , Ltd.	7,000	204
Sekisui House, Ltd.	36,800	540	Netherlands - 3.5%
Seven & i Holdings Co. , Ltd.	11,100	483	ABN AMRO Group NV	15,330	359
Shimamura Co. , Ltd.	2,600	200	Aegon NV	30,155	141
Shin-Etsu Chemical Co. , Ltd.	5,235	403	AerCap Holdings NV(Æ)	1,700	67
Shionogi & Co. , Ltd.	11,600	657	ASML Holding NV	2,784	434
Showa Corp.	2,400	28	ASR Nederland NV	630	25
Showa Denko KK	4,900	144	Exor NV	4,446	240
Sojitz Corp.	23,100	80	Ferrari NV	3,121	310
Sompo Japan Nipponkoa Holdings, Inc.	23,300	786	Heineken NV	17,010	1,500
Sony Corp.	27,110	1,306	ING Groep NV	141,545	1,518
Sumitomo Chemical Co. , Ltd.	25,000	122	InterXion Holding NV(Æ)	6,119	331
Sumitomo Corp.	21,300	300	Koninklijke Ahold Delhaize NV	54,605	1,378
Sumitomo Electric Industries, Ltd.	6,600	87	Koninklijke KPN NV	322,088	941
Sumitomo Heavy Industries, Ltd.	6,500	191	NN Group NV	20,400	810
Sumitomo Metal Mining Co. , Ltd.	5,000	133	Royal Dutch Shell PLC Class A	112,376	3,296
Sumitomo Mitsui Construction Co. , Ltd.	4,500	27	Wolters Kluwer NV	11,281	666
Sumitomo Mitsui Financial Group, Inc.	45,900	1,514	Yandex NV Class A(Æ)	13,973	382
Sumitomo Mitsui Trust Holdings, Inc.	2,200	80			12,398
Sumitomo Rubber Industries, Ltd.	9,500	113
T&D Holdings, Inc.	16,800	194	New Zealand - 0.1%
Taiheiyo Cement Corp.	5,200	160	The a2 Milk Co. , Ltd. (Æ)	55,297	402
Takashimaya Co. , Ltd.	500	6
Takeda Pharmaceutical Co. , Ltd. (Ñ)	14,600	495	Norway - 1.3%
Toho Holdings Co. , Ltd.	16,200	394	Austevoll Seafood ASA	9,561	118
Tohoku Electric Power Co. , Inc.	26,800	352	DNB ASA	13,875	223
Tokio Marine Holdings, Inc.	23,300	1,108	Gjensidige Forsikring ASA	5,573	87
			Leroy Seafood Group ASA	4,400	34

See accompanying notes which are an integral part of the financial statements.

52 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Marine Harvest ASA	24,150	508	ICA Gruppen AB	9,482	340
Norsk Hydro ASA	30,072	136	Lundin Petroleum AB	3,877	97
Orkla ASA	256,269	2,015	Securitas AB Class B	2,700	43
Statoil ASA Class N	42,310	902	Skandinaviska Enskilda Banken AB
Telenor ASA	38,501	743	Class A	36,105	351
		4,766	SSAB AB Class B	27,960	78
			Svenska Handelsbanken AB Class A	19,032	211
Portugal - 0.2%			Swedbank AB Class A	26,986	602
Energias de Portugal SA	41,349	144	Telefonaktiebolaget LM Ericsson Class B	253,241	2,231
Galp Energia SGPS SA Class B	25,486	404	Telia Co. AB	43,440	206
		548	Trelleborg AB Class B	21,147	334
					5,414
Russia - 0.0%
Evraz PLC	14,871	91	Switzerland - 8.6%
			ABB, Ltd.	85,193	1,624
Singapore - 1.6%			Adecco SA	2,904	136
DBS Group Holdings, Ltd.	69,100	1,194	Baloise Holding AG	1,143	158
Genting Singapore, Ltd.	264,000	189	Chocoladefabriken Lindt & Spruengli
Oversea-Chinese Banking Corp. , Ltd.	6	—	AG	20	124
Singapore Telecommunications, Ltd.	1,207,800	2,591	Cie Financiere Richemont SA	18,750	1,205
Wilmar International, Ltd.	724,100	1,659	Coca-Cola HBC AG - ADR(Æ)	30,616	953
		5,633	Credit Suisse Group AG	97,085	1,070
			Glencore PLC(Æ)	125,244	462
South Korea - 1.7%			Julius Baer Group, Ltd. (Æ)	11,350	406
CLIO Cosmetics Co. , Ltd. (Æ)	12,320	160	LafargeHolcim, Ltd. (Æ)	4,129	171
Grand Korea Leisure Co. , Ltd.	35,551	792	Nestle SA	63,491	5,162
Hana Financial Group, Inc.	24,945	809	Novartis AG	68,580	5,874
Hyundai Motor Co.	14,704	1,560	Roche Holding AG	31,231	7,722
Kangwon Land, Inc. (Æ)	36,743	1,053	SGS SA	45	101
POSCO	5,738	1,256	Sika AG	9,261	1,177
Samsung Electronics Co. , Ltd.	13,632	472	Swiss Life Holding AG(Æ)	1,241	479
		6,102	Swiss Re AG	14,575	1,339
			Swisscom AG	790	378
Spain - 1.7%			Temenos AG(Æ)	2,978	359
Banco Bilbao Vizcaya Argentaria SA			UBS Group AG(Æ)	114,265	1,426
- ADR	46,321	244	Zurich Insurance Group AG	1,376	411
Banco de Sabadell SA - ADR	102,799	117			30,737
Banco Santander SA - ADR	73,412	331
Bankia SA	186,756	544	Taiwan - 0.4%
Cellnex Telecom SA	46,120	1,179	Hon Hai Precision Industry Co. , Ltd.	438,995	1,013
Cia de Distribucion Integral Logista			Taiwan Semiconductor Manufacturing
Holdings SA	3,982	100	Co. , Ltd.	30,000	218
Enagas SA	26,996	729			1,231
Endesa SA - ADR	11,664	268
Gas Natural SDG SA	10,383	263	United Kingdom - 14.6%
Iberdrola SA	76,707	613	3i Group PLC	107,715	1,057
Industria de Diseno Textil SA	9,632	246	Anglo American PLC	9,002	199
Mediaset Espana Comunicacion SA	11,736	74	Ashtead Group PLC	5,960	123
Red Electrica Corp. SA	2,550	57	Associated British Foods PLC	1,370	36
Repsol SA - ADR	61,978	996	AstraZeneca PLC	22,134	1,655
Telefonica SA - ADR	35,538	300	Avast PLC(Æ)	10,681	39
		6,061	Aviva PLC	240,968	1,149
			Babcock International Group PLC	10,320	64
Sweden - 1.5%			BAE Systems PLC	412,514	2,408
Assa Abloy AB Class B	22,126	396	Barclays PLC	498,815	957
Atlas Copco AB(Æ)	16,527	395	Barratt Developments PLC	10,736	63
Boliden AB(Æ)	5,985	130	Berkeley Group Holdings PLC	4,717	209

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 53

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
BHP Group PLC	24,782	518	William Hill PLC	17,495		34
Bovis Homes Group PLC	4,200	46	Wm Morrison Supermarkets PLC	2,600		7
BP PLC	87,438	552	WPP PLC	59,638		641
BP PLC - ADR	39,335	1,492				51,967
British American Tobacco PLC	8,226	262
BT Group PLC	59,592	180	United States - 2.4%
CNH Industrial NV	12,737	115	Abbott Laboratories	14,457		1,046
Coca-Cola European Partners PLC	2,300	105	Alphabet, Inc. Class C(Æ)	1,137		1,177
Compass Group PLC	360	8	Bausch Health Companies, Inc. (Æ)	7,800		144
ConvaTec Group PLC	84,400	149	Brookfield Real Estate Services, Inc.	40,853		436
Derwent London PLC(ö)	950	34	Carnival PLC	14,170		680
Diageo PLC	93,281	3,316	MasterCard, Inc. Class A	6,498		1,225
Direct Line Insurance Group PLC	46,335	188	Mylan NV(Æ)	66,716		1,827
Drax Group PLC	23,100	105	News Corp. Class A	74,951		851
Fiat Chrysler Automobiles NV(Æ)	17,148	250	Thomson Reuters Corp. (Æ)	3,990		193
Foxtons Group PLC	438,867	298	Visa, Inc. Class A	8,017		1,058
GlaxoSmithKline PLC - ADR	137,880	2,617				8,637
HSBC Holdings PLC	284,391	2,334
Imperial Tobacco Group PLC	85,925	2,599	Total Common Stocks
International Consolidated Airlines			(cost $368,776)			329,736
Group SA	4,600	37
J Sainsbury PLC	365,615	1,233
JD Sports Fashion PLC	7,400	33	Preferred Stocks - 0.9%
John Wood Group PLC	258,061	1,652	Germany - 0.9%
			Bayerische Motoren Werke AG
Just Eat PLC(Æ)	39,282	294	6.281% (Ÿ)	1,673		119
Kingfisher PLC	19,469	52	Porsche Automobil Holding SE
Land Securities Group PLC(ö)	9,107	93	3.142% (Ÿ)	3,041		180
Legal & General Group PLC	69,558	204	Volkswagen AG
Lloyds Banking Group PLC	2,293,682	1,516	2.717% (Ÿ)	18,274		2,909
London Stock Exchange Group PLC	23,949	1,236				3,208
Lookers PLC	247,916	291

LSL Property Services PLC	234,198	654	Italy - 0.0%
Meggitt PLC	169,422	1,013	Telecom Italia SpA
Michael Page International PLC	1,600	9	6.517% (Ÿ)	15,600		7
Moneysupermarket. com Group PLC	25,754	90

National Grid PLC	26,899	260	Total Preferred Stocks
Persimmon PLC Class A	33,747	827
Prudential PLC	19,529	349	(cost $3,023)			3,215
Reckitt Benckiser Group PLC	7,753	592
Redrow PLC	13,056	82	Warrants & Rights - 0.0%
Rio Tinto PLC	4,253	203	Spain - 0.0%
Royal Bank of Scotland Group PLC	785,454	2,160	Repsol SA(Æ)
Royal Dutch Shell PLC Class A	3,980	117	2019 Rights	55,839		26
Royal Mail PLC	126,476	439
Scottish & Southern Energy PLC	5,144	71	Total Warrants & Rights
Segro PLC(ö)	1,700	13	(cost $26)			26
Smith & Nephew PLC	15,270	284
SSP Group PLC	4,800	40
			Short-Term Investments - 5.2%
Standard Chartered PLC	203,124	1,570	United States - 5.2%
Standard Life Aberdeen PLC(Æ)	19,610	64	U. S. Cash Management Fund(@)	18,678,622	(8)	18,677
Stock Spirits Group PLC	133,127	352	Total Short-Term Investments
Taylor Wimpey PLC	103,306	178
Tesco PLC	972,328	2,356	(cost $18,677)			18,677
Travis Perkins PLC	218,175	2,960
Unilever NV	66,649	3,621	Other Securities - 0.4%
Vertu Motors PLC	254,375	114	U. S. Cash Collateral Fund(×)(@)	1,255,924	(8)	1,256
Vodafone Group PLC	1,595,104	3,099	Total Other Securities

See accompanying notes which are an integral part of the financial statements.

54 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
(cost $1,256)	1,256

Total Investments 98.7%
(identified cost $391,758)	352,910

Other Assets and Liabilities, Net
- 1.3%	4,686
Net Assets - 100.0%	357,596

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 55

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	55	EUR	2,601	01/19	(33)
DAX Index Futures	8	EUR	2,112	03/19	(56)
EURO STOXX 50 Index Futures	195	EUR	5,799	03/19	(152)
FTSE 100 Index Futures	92	GBP	6,126	03/19	(79)
Hang Seng Index Futures	6	HKD	7,756	01/19	9
S&P Energy Select Sector Index Futures	71	USD	4,088	03/19	(320)
S&P/TSX 60 Index Futures	46	CAD	7,887	03/19	(104)
SPI 200 Index Futures	22	AUD	3,059	03/19	4
TOPIX Index Futures	187	JPY	2,792,845	03/19	(1,288)
Short Positions
Hang Seng Index Futures	10	HKD	12,927	01/19	(11)
MSCI Emerging Markets Index Futures	162	USD	7,831	03/19	51
NASDAQ 100 E-Mini Index Futures	34	USD	4,307	03/19	196
S&P 500 E-Mini Index Futures	171	USD	21,419	03/19	605
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,178)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	50	USD	36	03/20/19	1
Bank of America	CAD	100	USD	75	03/20/19	2
Bank of America	EUR	200	USD	230	03/20/19	—
Bank of America	GBP	20	USD	26	03/20/19	—
Bank of America	HKD	160	USD	21	03/20/19	—
Bank of America	JPY	20,000	USD	179	03/20/19	(5)
Brown Brothers Harriman	USD	72	AUD	100	03/20/19	(1)
Brown Brothers Harriman	USD	268	AUD	364	03/20/19	(12)
Brown Brothers Harriman	USD	1,221	AUD	1,656	03/20/19	(53)
Brown Brothers Harriman	USD	120	CAD	160	03/20/19	(2)
Brown Brothers Harriman	USD	378	CAD	497	03/20/19	(13)
Brown Brothers Harriman	USD	820	CAD	1,080	03/20/19	(28)
Brown Brothers Harriman	USD	1,249	CAD	1,644	03/20/19	(43)
Brown Brothers Harriman	USD	61	CHF	60	03/20/19	—
Brown Brothers Harriman	USD	102	CHF	100	03/20/19	—
Brown Brothers Harriman	USD	112	CHF	110	03/20/19	1
Brown Brothers Harriman	USD	46	DKK	300	03/20/19	—
Brown Brothers Harriman	USD	62	DKK	400	03/20/19	—
Brown Brothers Harriman	USD	115	EUR	100	03/20/19	—
Brown Brothers Harriman	USD	513	EUR	450	03/20/19	6
Brown Brothers Harriman	USD	517	EUR	451	03/20/19	3
Brown Brothers Harriman	USD	2,035	EUR	1,777	03/20/19	14
Brown Brothers Harriman	USD	64	GBP	50	03/20/19	—
Brown Brothers Harriman	USD	152	GBP	120	03/20/19	2
Brown Brothers Harriman	USD	604	GBP	472	03/20/19	(1)
Brown Brothers Harriman	USD	1,060	GBP	828	03/20/19	(1)
Brown Brothers Harriman	USD	32	HKD	250	03/20/19	—

See accompanying notes which are an integral part of the financial statements.

56 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	45	HKD	350	03/20/19	—
Brown Brothers Harriman	USD	51	HKD	400	03/20/19	—
Brown Brothers Harriman	USD	183	HKD	1,426	03/20/19	—
Brown Brothers Harriman	USD	338	JPY	38,000	03/20/19	11
Brown Brothers Harriman	USD	997	JPY	111,650	03/20/19	28
Brown Brothers Harriman	USD	3,894	JPY	436,093	03/20/19	109
Brown Brothers Harriman	USD	6	SEK	50	03/20/19	—
Brown Brothers Harriman	USD	11	SEK	100	03/20/19	—
Brown Brothers Harriman	USD	17	SEK	150	03/20/19	—
Brown Brothers Harriman	USD	111	SEK	1,000	03/20/19	2
Brown Brothers Harriman	AUD	40	USD	29	03/20/19	1
Brown Brothers Harriman	AUD	70	USD	50	03/20/19	1
Brown Brothers Harriman	AUD	80	USD	56	03/20/19	—
Brown Brothers Harriman	AUD	100	USD	71	03/20/19	1
Brown Brothers Harriman	AUD	200	USD	142	03/20/19	1
Brown Brothers Harriman	CAD	50	USD	37	03/20/19	1
Brown Brothers Harriman	CAD	80	USD	59	03/20/19	—
Brown Brothers Harriman	CAD	100	USD	74	03/20/19	1
Brown Brothers Harriman	CHF	834	USD	845	03/20/19	(10)
Brown Brothers Harriman	DKK	3,294	USD	506	03/20/19	(3)
Brown Brothers Harriman	EUR	90	USD	103	03/20/19	(1)
Brown Brothers Harriman	EUR	500	USD	577	03/20/19	1
Brown Brothers Harriman	EUR	588	USD	674	03/20/19	(4)
Brown Brothers Harriman	GBP	90	USD	115	03/20/19	—
Brown Brothers Harriman	GBP	100	USD	127	03/20/19	(1)
Brown Brothers Harriman	HKD	160	USD	21	03/20/19	—
Brown Brothers Harriman	HKD	300	USD	38	03/20/19	—
Brown Brothers Harriman	JPY	10,000	USD	90	03/20/19	(2)
Brown Brothers Harriman	JPY	35,000	USD	319	03/20/19	(2)
Brown Brothers Harriman	NOK	15,920	USD	1,884	03/20/19	37
Brown Brothers Harriman	SEK	6,880	USD	771	03/20/19	(10)
Citigroup	USD	268	AUD	364	03/20/19	(12)
Citigroup	USD	1,220	AUD	1,656	03/20/19	(52)
Citigroup	USD	377	CAD	497	03/20/19	(12)
Citigroup	USD	819	CAD	1,080	03/20/19	(27)
Citigroup	USD	1,247	CAD	1,644	03/20/19	(41)
Citigroup	USD	517	EUR	451	03/20/19	3
Citigroup	USD	2,035	EUR	1,777	03/20/19	13
Citigroup	USD	603	GBP	472	03/20/19	1
Citigroup	USD	1,058	GBP	828	03/20/19	1
Citigroup	USD	183	HKD	1,426	03/20/19	—
Citigroup	USD	997	JPY	111,650	03/20/19	28
Citigroup	USD	3,893	JPY	436,093	03/20/19	109
Citigroup	CHF	834	USD	845	03/20/19	(10)
Citigroup	DKK	3,294	USD	506	03/20/19	(3)
Citigroup	EUR	588	USD	674	03/20/19	(4)
Citigroup	NOK	15,920	USD	1,884	03/20/19	37
Citigroup	SEK	6,880	USD	771	03/20/19	(10)
Commonwealth Bank of Australia	USD	1,222	AUD	1,656	03/20/19	(54)
Commonwealth Bank of Australia	USD	819	CAD	1,080	03/20/19	(27)
Commonwealth Bank of Australia	USD	1,248	CAD	1,644	03/20/19	(41)
Commonwealth Bank of Australia	USD	519	EUR	451	03/20/19	2

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 57

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	1,061	GBP	828	03/20/19	(2)
Commonwealth Bank of Australia	USD	3,901	JPY	436,093	03/20/19	100
Commonwealth Bank of Australia	CHF	834	USD	846	03/20/19	(8)
Commonwealth Bank of Australia	DKK	3,294	USD	508	03/20/19	(1)
Commonwealth Bank of Australia	EUR	588	USD	676	03/20/19	(2)
Commonwealth Bank of Australia	NOK	15,920	USD	1,888	03/20/19	40
Commonwealth Bank of Australia	SEK	6,880	USD	773	03/20/19	(8)
Royal Bank of Canada	USD	268	AUD	364	03/20/19	(11)
Royal Bank of Canada	USD	1,218	AUD	1,656	03/20/19	(50)
Royal Bank of Canada	USD	148	CAD	200	03/20/19	(1)
Royal Bank of Canada	USD	377	CAD	497	03/20/19	(12)
Royal Bank of Canada	USD	819	CAD	1,080	03/20/19	(26)
Royal Bank of Canada	USD	1,247	CAD	1,644	03/20/19	(40)
Royal Bank of Canada	USD	516	EUR	451	03/20/19	4
Royal Bank of Canada	USD	2,032	EUR	1,777	03/20/19	17
Royal Bank of Canada	USD	602	GBP	472	03/20/19	2
Royal Bank of Canada	USD	1,055	GBP	828	03/20/19	4
Royal Bank of Canada	USD	183	HKD	1,426	03/20/19	(1)
Royal Bank of Canada	USD	908	JPY	100,000	03/20/19	10
Royal Bank of Canada	USD	998	JPY	111,650	03/20/19	27
Royal Bank of Canada	USD	3,898	JPY	436,093	03/20/19	105
Royal Bank of Canada	CHF	834	USD	844	03/20/19	(11)
Royal Bank of Canada	DKK	3,294	USD	505	03/20/19	(4)
Royal Bank of Canada	EUR	300	USD	343	03/20/19	(3)
Royal Bank of Canada	EUR	588	USD	672	03/20/19	(6)
Royal Bank of Canada	JPY	30,000	USD	268	03/20/19	(7)
Royal Bank of Canada	NOK	15,920	USD	1,880	03/20/19	32
Royal Bank of Canada	SEK	6,880	USD	769	03/20/19	(12)
State Street	USD	211	AUD	300	03/20/19	—
State Street	USD	569	AUD	800	03/20/19	(5)
State Street	USD	1,010	AUD	1,370	03/20/19	(43)
State Street	USD	7	CAD	9	01/02/19	—
State Street	USD	184	CAD	250	03/20/19	(1)
State Street	USD	743	CAD	1,000	03/20/19	(9)
State Street	USD	10	DKK	65	01/02/19	—
State Street	USD	23	EUR	20	01/02/19	—
State Street	USD	1,488	EUR	1,300	03/20/19	11
State Street	USD	4,013	EUR	3,500	03/20/19	23
State Street	USD	317	GBP	250	03/20/19	3
State Street	USD	1,141	GBP	900	03/20/19	11
State Street	USD	14	HKD	113	01/02/19	—
State Street	USD	13	HKD	100	03/20/19	—
State Street	USD	128	HKD	1,000	03/20/19	—
State Street	USD	359	HKD	2,800	03/20/19	—
State Street	USD	45	JPY	4,956	01/07/19	—
State Street	USD	724	JPY	80,000	03/20/19	10
State Street	USD	2,014	JPY	225,000	03/20/19	51
State Street	USD	7	SEK	66	01/02/19	—
State Street	USD	33	SEK	300	03/20/19	1
State Street	USD	56	SEK	500	03/20/19	1
State Street	CAD	50	USD	37	03/20/19	1
State Street	GBP	840	USD	1,076	03/20/19	1

See accompanying notes which are an integral part of the financial statements.

58 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	12,401	USD	1,592	03/20/19	5
UBS	USD	1,221	AUD	1,656	03/20/19	(53)
UBS	USD	820	CAD	1,080	03/20/19	(27)
UBS	USD	1,248	CAD	1,644	03/20/19	(41)
UBS	USD	518	EUR	451	03/20/19	2
UBS	USD	1,061	GBP	828	03/20/19	(2)
UBS	USD	3,898	JPY	436,093	03/20/19	103
UBS	CHF	834	USD	846	03/20/19	(8)
UBS	DKK	3,294	USD	507	03/20/19	(2)
UBS	EUR	588	USD	676	03/20/19	(2)
UBS	NOK	15,920	USD	1,888	03/20/19	40
UBS	SEK	6,880	USD	773	03/20/19	(8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						130

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$51	$10,897	$—	$—	$10,948	3.1
Austria	—	1,573	—	—	1,573	0.4
Belgium	—	3,846	—	—	3,846	1.1
Bermuda	—	40	—	—	40	—*
Brazil	129	—	—	—	129	—*
Canada	17,358	—	—	—	17,358	4.9
China	791	6,111	—	—	6,902	1.9
Denmark	—	6,849	—	—	6,849	1.9
Finland	—	824	—	—	824	0.2
France	—	34,598	—	—	34,598	9.7
Germany	1,544	17,158	—	—	18,702	5.2
Hong Kong	—	10,362	—	—	10,362	2.9
India	4,061	—	—	—	4,061	1.1
Indonesia	—	555	—	—	555	0.2
Ireland	2,114	1,077	—	—	3,191	0.9
Israel	636	2,725	—	—	3,361	0.9
Italy	—	9,397	—	—	9,397	2.6
Japan	—	61,171	—	—	61,171	17.1
Luxembourg	320	436	—	—	756	0.2
Macao	—	423	—	—	423	0.1
Mexico	703	—	—	—	703	0.2
Netherlands	780	11,618	—	—	12,398	3.5
New Zealand	—	402	—	—	402	0.1

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 59

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Norway	—	4,766	—	—	4,766	1.3
Portugal	—	548	—	—	548	0.2
Russia	—	91	—	—	91	—*
Singapore	—	5,633	—	—	5,633	1.6
South Korea	—	6,102	—	—	6,102	1.7
Spain	—	6,061	—	—	6,061	1.7
Sweden	—	5,414	—	—	5,414	1.5
Switzerland	—	30,737	—	—	30,737	8.6
Taiwan	—	1,231	—	—	1,231	0.4
United Kingdom	1,597	50,370	—	—	51,967	14.6
United States	7,957	680	—	—	8,637	2.4
Preferred Stocks	—	3,215	—	—	3,215	0.9
Warrants & Rights	26	—	—	—	26	—*
Short-Term Investments	—	—	—	18,677	18,677	5.2
Other Securities	—	—	—	1,256	1,256	0.4
Total Investments	38,067	294,910	—	19,933	352,910	98.7
Other Assets and Liabilities, Net						1.3
						100.0

Other Financial Instruments
Assets
Futures Contracts	865	—	—	—	865	0.2
Foreign Currency Exchange Contracts	—	1,021	—	—	1,021	0.3
A
Liabilities
Futures Contracts	(2,043)	—	—	—	(2,043)	(0.6)
Foreign Currency Exchange Contracts	—	(891)	—	—	(891)	(0.2)
Total Other Financial Instruments**	$(1,178)	$130	$—	$—	$(1,048)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	44,066
Consumer Staples	25,845
Energy	19,411

See accompanying notes which are an integral part of the financial statements.

60 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2018

Financial Services	79,507
Health Care	34,765
Materials and Processing	25,714
Producer Durables	43,118
Technology	35,778
Utilities	24,747
Warrants and Rights	26
Short-Term Investments	18,677
Other Securities	1,256
Total Investments	352,910

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 61

Russell Investment Funds
International Developed Markets Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,021
Variation margin on futures contracts*	865	—
Total	$865	$1,021

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$2,043	$—
Unrealized depreciation on foreign currency exchange contracts	—	891
Total	$2,043	$891
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(1,846)	$—
Foreign currency exchange contracts	—	(1,719)
Total	$(1,846)	$(1,719)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(617)	$—
Foreign currency exchange contracts	—	(684)
Total	$(617)	$(684)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

62 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$1,209	$—	$1,209
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,021	—	1,021
Total Financial and Derivative Assets		2,230	—	2,230
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$2,230	$—	$2,230

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$3	$3	$—	$—
Bank of Nova Scotia	754	—	754	—
Brown Brothers Harriman	221	188	—	33
Citigroup	645	172	455	18
Commonwealth Bank of Australia	143	142	—	1
Royal Bank of Canada	200	183	—	17
State Street	118	58	—	60
UBS	146	144	—	2
Total	$2,230	$890	$1,209	$131

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 63

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$891	$—	$891
Total Financial and Derivative Liabilities		891	—	891
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$891	$—	$891

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$4	$3	$—	$1
Brown Brothers Harriman	188	188	—	—
Citigroup	172	172	—	—
Commonwealth Bank of Australia	142	142	—	—
Royal Bank of Canada	183	183	—	—
State Street	58	58	—	—
UBS	144	144	—	—
Total	$891	$890	$—	$1

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

64 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$391,758
Investments, at fair value(*)(>)	352,910
Foreign currency holdings(^)	588
Unrealized appreciation on foreign currency exchange contracts	1,021
Receivables:
Dividends and interest	664
Dividends from affiliated funds	30
Investments sold	198
Fund shares sold	204
Foreign capital gains taxes recoverable	553
Variation margin on futures contracts	5,441
Total assets	361,609

Liabilities
Payables:
Investments purchased	274
Fund shares redeemed	3
Accrued fees to affiliates	297
Other accrued expenses	118
Variation margin on futures contracts	1,174
Unrealized depreciation on foreign currency exchange contracts	891
Payable upon return of securities loaned	1,256
Total liabilities	4,013

Net Assets	$357,596

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 65

Russell Investment Funds
International Developed Markets Fund

Statement of Assets and Liabilities, continued — December 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(49,261)
Shares of beneficial interest	356
Additional paid-in capital	406,501
Net Assets	$357,596

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.04
Net assets	$357,595,717
Shares outstanding ($. 01 par value)	35,610,213
Amounts in thousands
(^) Foreign currency holdings - cost	$587
(*) Securities on loan included in investments	$1,209
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$19,933

(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

66 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Dividends	$12,420
Dividends from affiliated funds	291
Securities lending income (net)	134
Less foreign taxes withheld	(1,145)
Total investment income	11,700

Expenses
Advisory fees	3,704
Administrative fees	206
Custodian fees	336
Transfer agent fees	18
Professional fees	88
Trustees’ fees	16
Printing fees	61
Miscellaneous	22
Total expenses	4,451
Net investment income (loss)	7,249

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	17,234
Investments in affiliated funds	(1)
Futures contracts	(1,846)
Foreign currency exchange contracts	(1,719)
Foreign currency-related transactions	(101)
Net realized gain (loss)	13,567
Net change in unrealized appreciation (depreciation) on:
Investments	(81,748)
Investments in affiliated funds	2
Futures contracts	(617)
Foreign currency exchange contracts	(684)
Foreign currency-related transactions	(12)
Net change in unrealized appreciation (depreciation)	(83,059)
Net realized and unrealized gain (loss)	(69,492)
Net Increase (Decrease) in Net Assets from Operations	$(62,243)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 67

Russell Investment Funds
International Developed Markets Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,249	$6,296
Net realized gain (loss)	13,567	57,814
Net change in unrealized appreciation (depreciation)	(83,059)	22,734
Net increase (decrease) in net assets from operations	(62,243)	86,844

Distributions (i)
To shareholders	(39,021)	(25,105)
Net decrease in net assets from distributions	(39,021)	(25,105)

Share Transactions*
Net increase (decrease) in net assets from share transactions	22,550	19,197
Total Net Increase (Decrease) in Net Assets	(78,714)	80,936

Net Assets
Beginning of period	436,310	355,374
End of period (ii)	$357,596	$436,310

(i)    Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended December 31, 2017, distributions from net investment income (in thousands) were $10,619. For the same period, distributions from net realized gain (in thousands) were $14,486.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 was $(9). The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,229	$15,125	2,608	$33,743
Proceeds from reinvestment of distributions	3,619	39,021	1,946	25,104
Payments for shares redeemed	(2,481)	(31,596)	(3,173)	(39,650)
Total increase (decrease)	2,367	$22,550	1,381	$19,197

See accompanying notes which are an integral part of the financial statements.

68 International Developed Markets Fund

(This page intentionally left blank)

Russell Investment Funds
International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2018	13.12	. 22	(2.11)	(1.89)	(. 22)	(. 97)
December 31, 2017	11.15	. 19	2.58	2.77	(. 34)	(. 46)
December 31, 2016	11.26	. 19	. 06	. 25	(. 36)	—
December 31, 2015	11.54	. 19	(. 33)	(. 14)	(. 14)	—
December 31, 2014	12.32	. 26	(. 80)	(. 54)	(. 24)	—

See accompanying notes which are an integral part of the financial statements.

70 International Developed Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)	Turnover Rate
(1.19)	10.04	(14.87)	357,596	1.08	1.08	1.76	65
(. 80)	13.12	24.98	436,310	1.08	1.08	1.59	117
(. 36)	11.15	2.36	355,374	1.02	1.02	1.78	36
(. 14)	11.26	(1.31)	358,125	1.06	1.04	1.60	35
(. 24)	11.54	(4.45)	379,675	1.08	1.03	2.13	32

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 71

Russell Investment Funds
International Developed Markets Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:

Advisory fees	$277,201
Administration fees	15,400
Transfer agent fees	1,355
Trustee fees	2,558
$296,514

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$21,071	$174,276	$176,671	$(1)	$2	$18,677	$291	$—
U. S. Cash Collateral Fund	402	107,255	106,401	—	—	1,256	105	—
	$21,473	$281,531	$283,072	$(1)	$2	$19,933	$396	$—

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$395,679,913
Unrealized Appreciation	$12,701,813
Unrealized Depreciation	(56,904,897)
Net Unrealized Appreciation (Depreciation)	$(44,203,084)
Undistributed Ordinary Income	$697,524
Tax Composition of Distributions
Ordinary Income	$18,629,370
Long-Term Capital Gains	$20,391,546

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $5,770,891 incurred from November 1, 2018 to
December 31, 2018, and treat it as arising in the fiscal year 2019.

See accompanying notes which are an integral part of the financial statements.

72 International Developed Markets Fund

Russell Investment Funds
Strategic Bond Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

Strategic Bond Fund			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	(0.81)%		1 Year	0.01%
5 Years	2.26	%§	5 Years	2.52	%§
10 Years	4.77	%§	10 Years	3.48	%§

Strategic Bond Fund 73

Russell Investment Funds
Strategic Bond Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The Strategic Bond Fund (the “Fund”) employs a multi-manager	U. S. Treasuries and securitized sectors within the United States
approach whereby portions of the Fund are allocated to different	were top performers as the difficult conditions in the fourth
money manager strategies. Fund assets not allocated to money	quarter erased positive performance from investment grade and
managers are managed by Russell Investment Management, LLC	high yield corporate credit. During the year, the Federal Reserve
(“RIM”), the Fund’s advisor. RIM may change the allocation of the	raised rates four times, the Bank of Canada raised rates three
Fund’s assets among money managers at any time. An exemptive	times, the Bank of England raised rates once and the European
order from the Securities and Exchange Commission (“SEC”)	Central Bank left rates unchanged. This caused yield curve
permits RIM to engage or terminate a money manager at any time,	flattening in the United States and Canada, while curves were
subject to approval by the Fund’s Board, without a shareholder	relatively unchanged in England and Germany. Emerging market
vote. Pursuant to the terms of the exemptive order, the Fund	debt had a challenging year as political risk escalated, Europe
is required to notify its shareholders within 90 days of when a	and China experienced weaker growth and the U. S. raised interest
money manager begins providing services. As of December 31,	rates with an appreciating dollar. Overall, it was a volatile year for
2018, the Fund had six money managers.	bonds with Treasuries outperforming corporate credit.

What is the Fund’s investment objective?	How did the investment strategies and techniques employed
The Fund seeks to provide total return.	by the Fund and its money managers affect its benchmark

How did the Fund perform relative to its benchmark for the	relative performance?
fiscal year ended December 31, 2018?	RIM’s asset allocation for the Fund detracted from benchmark relative performance over the period as a result of the Fund’s
For the fiscal year ended December 31, 2018, the Fund lost	ex-benchmark allocation to RIM’s currency overlay and global
0.81%. This is compared to the Fund’s benchmark, the Bloomberg	real yield strategies and overweight to emerging market debt,
Barclays U. S. Aggregate Bond Index, which gained 0.01% during	which underperformed the benchmark. The Fund’s overweight
the same period. The Fund’s performance includes operating	allocation to non-agency mortgage backed securities was positive.
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.	The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio
For the fiscal year ended December 31, 2018, the Morningstar®	securities for the assets assigned to them. RIM manages assets
Insurance Intermediate-Term Bond Category, a group of funds	not allocated to money manager strategies and the Fund’s cash
that Morningstar considers to have investment strategies similar	balances.
to those of the Fund, lost 0.58%. This result serves as a peer
comparison and is expressed net of operating expenses.	With respect to certain of the Fund’s money managers, Schroder
Investment Management North America Inc. (“Schroders”) was
RIM may assign a money manager a benchmark other than the	the best performing manager during the period, outperforming
Fund’s index. However, the Fund’s primary index remains the	the Fund’s benchmark and the benchmark assigned to it by RIM,
benchmark for the Fund.	the Bloomberg Barclays U. S. Securitized Bond Index. Schroders
How did market conditions affect the Fund’s performance?	benefited from an out-of-benchmark allocation to non-agency
The fiscal year ended December 31, 2018 began with a strong	mortgage backed securities as strong technicals specifically from
rally in corporate spreads resulting from the December 2017 U. S.	low supply drove performance. The manager was overweight
tax legislation, which lowered the tax burden for most households	higher spread securities at the beginning of the year and rotated
and reduced the corporate tax rate from 35% to 21%. This	into higher quality securities as agency yields became more
fueled favorable conditions for corporate bonds and prospective	attractive, which was beneficial to performance.
earnings during the fiscal year. Volatility hit both the bond and	Logan Circle Partners, L. P. (“Logan Circle”), a fully discretionary
equity markets at the end of January 2018 which created a sharp	corporate manager, was the worst performer during the period, but
sell-off in risky assets, specifically emerging markets and lower	outperformed its assigned benchmark from RIM, the Bloomberg
quality bonds, which hurt Fund performance. The middle of	Barclays U. S. Corporate Bond Index. Logan Circle was victim
the year saw credit spreads relatively flat as markets processed	to the volatile markets moving sharply lower in the fourth
political uncertainty, trade rhetoric and divergence between the	quarter, as credit spreads widened. The manager outperformed
performance of U. S. and global economies. In the fourth quarter,	their benchmark during the year through security selection and
trade war rhetoric, the U. S. governmental shutdown and declining	collecting the higher yields from lower quality bonds.
oil prices contributed to significant widening in credit spreads.	During the period, RIM continued to manage three positioning strategies to seek to achieve the desired risk/return profile for the

74 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

Fund. RIM managed a three-pronged strategy to seek to generate	‘tilts’ based on its judgments regarding shorter-term opportunities
active returns through currency positioning by supplementing the	to seek to generate returns and/or mitigate risk by purchasing
Fund’s existing active currency mandate with a more mechanistic	government futures, credit derivatives and currency forward
strategy and to further reduce the Fund’s reliance on traditional	contracts. RIM’s futures trades had a positive impact on the Fund.
fixed income market risks. This approach incorporates a currency
overlay, an index replication and an enhanced cash strategy.	Describe any changes to the Fund’s structure or the money
The currency overlay utilizes currency forward contracts to take	manager line-up.
long and short positions in global foreign exchange markets.	On March 1, 2018, the Fund’s investment objective was changed
Because the currency overlay is an out-of-benchmark position,	from “The Fund seeks to provide current income, and as a
RIM managed an index replication strategy in connection with	secondary objective, capital appreciation” to “The Fund seeks to
the currency overlay to provide benchmark-like exposure to	provide total return. ”
its overall strategy. The enhanced cash strategy is designed to	Money Managers as of December 31,
provide for modest returns on the cash held in connection with the	2018	Styles
currency overlay and index replication strategies. Over the fiscal
	Colchester Global Investors Limited	Fully discretionary
year, the currency overlay strategy was negative for the Fund’s	Insight Investment International Limited	Fully discretionary
benchmark relative performance.	Logan Circle Partners, L. P.	Sector Specialist
RIM also managed a global real yield strategy using global	Schroder Investment Management North
	America Inc.	Sector Specialist
government bond futures to take long positions in high quality	Scout Investments, Inc.	Fully discretionary
government bonds whose net-of-inflation yields are expected to be	Western Asset Management Company
relatively high and short positions where net-of-inflation yield is	and Western Asset Management Company
expected to be relatively low. This strategy had a negative impact	Limited	Fully discretionary
on Fund performance as the long positions, specifically United
States Treasuries, underperformed as interest rates increased and
widened compared to the short positions, in particular in German	The views expressed in this report reflect those of the
bund.	portfolio managers only through the end of the period
In addition, RIM managed a positioning strategy that screens	covered by the report. These views do not necessarily
securities based on value within the Bloomberg Barclays U. S.	represent the views of RIM, or any other person in RIM or
Corporate Bond Index, and purchases physical bonds that RIM	any other affiliated organization. These views are subject to
believes to be undervalued. The strategy outperformed the	change at any time based upon market conditions or other
Bloomberg Barclays U. S. Corporate Bond Index.	events, and RIM disclaims any responsibility to update the
During the period, RIM utilized futures and swaps to seek to	views contained herein. These views should not be relied
achieve the Fund benchmark’s duration exposures with respect	on as investment advice and, because investment decisions
to the portion of the Fund allocated to cash reserves, which had	for a Russell Investment Funds (“RIF”) Fund are based on
an immaterial impact on performance. RIM also managed tactical	numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2009.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Strategic Bond Fund 75

Russell Investment Funds
Strategic Bond Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this on
administrative fees and other Fund expenses. The Example is	do not reflect any Insurance Company Separate Account Policy
intended to help you understand your ongoing costs (in dollars)	Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$1,011.50	$1,021.83
The information in the table under the heading “Actual	Expenses Paid During Period*	$3.40	$3.41
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

76 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 91.5%			1.556% due 10/25/35 (Ê)	383	382
Asset-Backed Securities - 5.3%			Series 2005-9 Class M1
ACE Securities Corp. Home Equity Loan			1.511% due 01/25/36 (Ê)	760	760
Trust			Series 2007-4 Class A4W
Series 2005-HE3 Class M2			5.479% due 04/25/47	1,606	1,624
3.181% due 05/25/35 (Ê)	389	390	Credit Suisse Mortgage Capital
ACE Securities Corp. Mortgage Loan			Certificates
Trust			Series 2018-PLUM Class A
Series 2007-D1 Class A2			5.687% due 08/15/20 (Ê)(Š)(Þ)	400	400
6.336% due 02/25/38 (~)(Ê)(Þ)	586	538	Fieldstone Mortgage Investment Trust
AmeriCredit Automobile Receivables			Series 2004-4 Class M3
Trust			2.438% due 10/25/35 (Ê)	463	466
Series 2014-2 Class D			Ford Credit Auto Owner Trust
2.570% due 07/08/20	1,857	1,857	Series 2017-B Class A2B
Series 2015-3 Class B			1.130% due 05/15/20 (Ê)	111	111
2.080% due 09/08/20	46	46
Ameriquest Mortgage Securities,			Series 2017-C Class A2A
Inc. Asset-Backed Pass-Through			1.800% due 09/15/20	221	220
Certificates			Series 2018-B Class A2A
			2.960% due 09/15/21	500	500
Series 2005-R1 Class M4			Ford Credit Floorplan Master Owner
1.307% due 03/25/35 (Ê)	830	823	Trust A
BCAP LLC Trust			Series 2018-4 Class A
Series 2014-RR3 Class 3A2			4.060% due 11/15/30	170	170
1.390% due 07/26/36 (~)(Ê)(Þ)	1,206	1,149	Goldentree Loan Management US CLO
Series 2014-RR3 Class 5A2			2, Ltd.
1.400% due 10/26/36 (~)(Ê)(Þ)	745	710	Series 2017-2A Class A
Blackbird Capital Aircraft Lease			3.619% due 11/28/30 (Ê)(Þ)	1,860	1,846
Securitization, Ltd.			Greenpoint Manufactured Housing
Series 2016-1A Class AA			Contract Trust
2.487% due 12/16/41 (~)(Ê)(Þ)	972	951	Series 2000-4 Class A3
BNC Mortgage Loan Trust			3.010% due 08/21/31 (Ê)	975	957
Series 2007-1 Class A4			Home Equity Asset Trust
2.475% due 03/25/37 (Ê)	983	928	Series 2005-9 Class M1
CAL Funding III, Ltd.			0.580% due 04/25/36 (Ê)	380	376
Series 2017-1A Class A			Series 2006-4 Class 2A4
3.620% due 06/25/42 (Þ)	672	668	1.518% due 08/25/36 (Ê)	667	659
Capital Auto Receivables Asset Trust			Series 2006-6 Class 2A3
Series 2018-1 Class A2A			0.596% due 11/25/36 (Ê)	620	564
2.540% due 10/20/20 (Þ)	77	77	Honda Auto Receivables Owner Trust
Capital One Multi-Asset Execution Trust			Series 2018-1 Class A2
Series 2014-A3 Class A3			2.360% due 06/15/20	279	278
1.374% due 01/18/22 (Ê)	250	250	Series 2018-3 Class A2
Series 2016-A3 Class A3			2.670% due 12/21/20	500	499
1.340% due 04/15/22	710	705	Series 2018-A Class A2A
Citibank Credit Card Issuance Trust			2.390% due 12/15/20	58	58
Series 2014-A6 Class A6			Series 2018-A Class A2B
2.150% due 07/15/21	415	413	1.783% due 12/15/20 (Ê)	58	58
Series 2017-A9 Class A9			Horizon Aircraft Finance I, Ltd.
1.800% due 09/20/21	700	694	Series 2018-1 Class A
Citigroup Mortgage Loan Trust, Inc.			4.458% due 12/15/38 (Þ)	923	941
Series 2007-WFH2 Class M2			HSI Asset Securitization Corp. Trust
1.221% due 03/25/37 (Ê)	1,490	1,428	Series 2006-OPT3 Class 2A
Conseco Financial Corp.			9.611% due 02/25/36 (Ê)	148	148
Series 1998-2 Class M1			Series 2007-OPT1 Class 1A
6.940% due 12/01/28 (~)(Ê)	1,406	1,338	0.628% due 12/25/36 (Ê)	273	227
Countrywide Asset-Backed Certificates			Hyundai Auto Receivables Trust
Series 2005-5 Class M4			Series 2015-C Class A3

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 77

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.460% due 02/18/20	8	8	2.390% due 02/25/42 (Þ)	287	285
Long Beach Mortgage Loan Trust			Series 2018-A Class A2B
Series 2004-1 Class M1			2.950% due 02/25/42 (Þ)	1,474	1,448
1.741% due 02/25/34 (Ê)	402	397	Series 2018-B Class A1FX
Series 2004-4 Class M1			2.640% due 08/26/47 (Þ)	760	757
2.134% due 10/25/34 (Ê)	791	787	Soundview Home Loan Trust
Master Asset-Backed Securities Trust			Series 2007-1 Class A3
Series 2005-WMC1 Class M4			7.000% due 02/25/38 (~)(Ê)(Þ)	1,179	1,105
2.179% due 03/25/35 (Ê)	551	554	Structured Asset Investment Loan Trust
Merrill Lynch Mortgage Investors Trust			Series 2005-HE3 Class M1
Series 2006-FF1 Class M4			1.254% due 09/25/35 (Ê)	711	708
0.895% due 08/25/36 (Ê)	790	783	Textainer Marine Containers, Ltd.
Nelnet Student Loan Trust			Series 2017-1A Class A
Series 2008-3 Class A4			3.720% due 05/20/42 (Þ)	851	848
2.967% due 11/25/24 (Ê)	321	323	Towd Point Mortgage Trust
New Century Home Equity Loan Trust			Series 2016-3 Class A1
Series 2005-B Class M1			2.250% due 04/25/56 (~)(Ê)(Þ)	281	274
2.032% due 10/25/35 (Ê)	690	666	Series 2017-1 Class A1
Nissan Auto Receivables Owner Trust			2.750% due 10/25/56 (~)(Ê)(Þ)	1,175	1,150
Series 2017-C Class A2A			Series 2017-2 Class A1
1.890% due 10/15/20	517	515	2.750% due 04/25/57 (~)(Ê)(Þ)	544	532
Option One Mortgage Loan Trust			Series 2017-4 Class A1
Series 2004-3 Class M1			2.750% due 06/25/57 (~)(Ê)(Þ)	289	281
1.314% due 11/25/34 (Ê)	643	640	Toyota Auto Receivables Owner Trust
Series 2007-FXD1 Class 3A4			Series 2018-A Class A2A
5.860% due 01/25/37 (~)(Ê)	994	977	2.100% due 10/15/20	842	838
Park Place Securities, Inc. Asset-Backed			Triton Container Finance IV LLC
Pass-Through Certificates			Series 2017-2A Class A
Series 2005-WHQ1 Class M5			3.620% due 08/20/42 (Þ)	576	565
1.896% due 03/25/35 (Ê)	1,290	1,294
Popular ABS Mortgage Pass-Through			Triton Container Finance V LLC
Trust			Series 2018-1A Class A
Series 2006-C Class A4			3.950% due 03/20/43 (Þ)	229	230
1.484% due 07/25/36 (Ê)	661	656	Triton Container Finance VI LLC
Series 2006-D Class A3			Series 2017-1A Class A
1.494% due 11/25/46 (Ê)	1,425	1,397	3.520% due 06/20/42 (Þ)	259	256
			Wells Fargo Home Equity Asset-Backed
RAMP Trust			Securities Trust
Series 2006-RZ1 Class M4			Series 2005-3 Class M4
1.058% due 03/25/36 (Ê)	960	918	1.581% due 11/25/35 (Ê)	500	500
Renaissance Home Equity Loan Trust					46,413
Series 2006-1 Class AF6			Corporate Bonds and Notes - 19.9%
5.746% due 05/25/36 (~)(Ê)	98	67
			21st Century Fox America, Inc.
SBA Small Business Investment Cos.			6.400% due 12/15/35	145	181
Series 2017-10A Class 1			6.650% due 11/15/37	40	53
2.845% due 03/10/27	227	227	6.900% due 08/15/39	570	750
SLM Private Credit Student Loan Trust			3M Co.
Series 2005-B Class A4			1.625% due 09/19/21	250	243
1.180% due 06/15/39 (Ê)	238	234
			ABB Treasury Center, Inc.
Series 2006-A Class A5			4.000% due 06/15/21 (Þ)	231	236
0.943% due 06/15/39 (Ê)	238	230
			Abbott Laboratories
SoFi Professional Loan Program LLC			3.750% due 11/30/26	51	50
Series 2017-E Class A2A			4.750% due 11/30/36	60	63
1.860% due 11/26/40 (Þ)	318	314	4.900% due 11/30/46	80	84
Series 2017-F Class A2FX			AbbVie, Inc.
2.840% due 01/25/41 (Þ)	1,474	1,440	2.500% due 05/14/20	191	189
Series 2018-A Class A2A			2.300% due 05/14/21	240	234

See accompanying notes which are an integral part of the financial statements.

78 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.600% due 05/14/25	60	58	4.850% due 03/15/21	80	82
4.250% due 11/14/28	395	384	5.550% due 03/15/26	220	231
Aetna, Inc.			6.450% due 09/15/36	527	570
2.800% due 06/15/23	30	29	4.500% due 07/15/44	125	106
Allison Transmission, Inc.			6.600% due 03/15/46	90	99
5.000% due 10/01/24 (Þ)	110	106	Andeavor LLC
Ally Financial, Inc.			Series WI
8.000% due 11/01/31	100	111	5.125% due 12/15/26	225	231
Altria Group, Inc.			Anheuser-Busch Cos. LLC / Anheuser-
2.850% due 08/09/22	170	163	Busch InBev Worldwide, Inc.
4.000% due 01/31/24	185	182	3.650% due 02/01/26 (Þ)	470	444
10.200% due 02/06/39	482	719	4.900% due 02/01/46 (Þ)	70	65
Amazon. com, Inc.			Anheuser-Busch InBev Finance, Inc.
4.950% due 12/05/44	60	67	2.650% due 02/01/21	265	261
			2.625% due 01/17/23	230	219
Series WI
2.800% due 08/22/24	245	238	3.300% due 02/01/23	200	195
5.200% due 12/03/25	335	368	Anheuser-Busch InBev Worldwide, Inc.
3.150% due 08/22/27	160	154	3.750% due 01/15/22	234	234
3.875% due 08/22/37	50	49	4.000% due 04/13/28	100	96
4.050% due 08/22/47	70	68	4.375% due 04/15/38	130	116
Ambac Assurance Corp.			Anthem, Inc.
5.100% due 06/07/20 (Þ)	1	1	3.700% due 08/15/21	40	40
American Airlines, Inc. Pass-Through			3.125% due 05/15/22	30	30
Certificates Trust			2.950% due 12/01/22	80	78
Series 2011-1 Class A			3.350% due 12/01/24	30	29
5.250% due 01/31/21	156	159	3.650% due 12/01/27	110	105
Series 2013-2 Class A			5.950% due 12/15/34	190	212
4.950% due 01/15/23	413	419	Aon Corp.
American Axle & Manufacturing, Inc.			8.205% due 01/01/27	172	201
6.625% due 10/15/22	41	41	Apache Corp.
American Express Co.			3.250% due 04/15/22	16	16
2.200% due 10/30/20	925	909	4.375% due 10/15/28	20	19
Series FIX			5.100% due 09/01/40	140	126
3.700% due 08/03/23	565	567	4.750% due 04/15/43	130	112
American Express Credit Corp.			4.250% due 01/15/44	20	16
2.200% due 03/03/20	221	219	Apollo Management Holdings, LP
2.375% due 05/26/20	80	79	4.000% due 05/30/24 (Þ)	155	155
Series F			4.400% due 05/27/26 (Þ)	275	278
2.600% due 09/14/20	870	861	5.000% due 03/15/48 (Þ)	485	466
American Honda Finance Corp.			Apple, Inc.
2.932% due 11/05/21 (Ê)	300	296	2.000% due 11/13/20	80	79
Series MTN			2.400% due 05/03/23	247	239
2.954% due 02/14/20 (Ê)	1,000	998	2.450% due 08/04/26	110	102
American International Group, Inc.			4.650% due 02/23/46	100	106
6.400% due 12/15/20	825	871	Associated Bank
3.750% due 07/10/25	110	105	Series BKNT
American Tower Trust			3.500% due 08/13/21	365	364
3.070% due 03/15/23 (Þ)	270	266	AT&T Mobility LLC
Amgen, Inc.			7.125% due 12/15/31	204	224
2.125% due 05/01/20	20	20	AT&T, Inc.
2.650% due 05/11/22	226	221	3.000% due 02/15/22	40	39
3.625% due 05/22/24	10	10	3.800% due 03/01/24	295	292
6.400% due 02/01/39	295	353	4.250% due 03/01/27	440	431
5.375% due 05/15/43	215	236	5.250% due 03/01/37	190	187
4.400% due 05/01/45	100	94	4.350% due 06/15/45	90	76
Anadarko Petroleum Corp.			4.750% due 05/15/46	20	18
			5.450% due 03/01/47	195	191

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 79

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			4.875% due 11/01/25 (Þ)	20	18
4.300% due 02/15/30	1,099	1,039	Becton Dickinson and Co.
8.750% due 11/15/31	350	464	2.894% due 06/06/22	430	416
Athene Global Funding			3.363% due 06/06/24	180	173
2.750% due 04/20/20 (Þ)	920	911	3.734% due 12/15/24	242	233
Athene Holding, Ltd.			4.685% due 12/15/44	10	9
4.125% due 01/12/28	355	323	Berkshire Hathaway Energy Co.
AutoNation, Inc.			Series WI
3.800% due 11/15/27	370	330	2.800% due 01/15/23	245	240
Avnet, Inc.			Berkshire Hathaway Finance Corp.
4.875% due 12/01/22	410	419	4.300% due 05/15/43	221	224
4.625% due 04/15/26	214	209	Berkshire Hathaway, Inc.
AXA Equitable Holdings, Inc.			3.125% due 03/15/26	242	235
5.000% due 04/20/48 (Þ)	400	351	Berry Global, Inc.
BAC Capital Trust XIV			4.500% due 02/15/26 (Þ)	10	9
Series G			BGC Partners, Inc.
4.000% due 09/29/49 (Ê)(ƒ)	70	50	Series WI
Ball Corp.			5.375% due 07/24/23	175	178
5.250% due 07/01/25	110	110	Blue Cube Spinco, Inc.
Bank of America Corp.			Series WI
2.625% due 10/19/20	267	264	10.000% due 10/15/25	165	186
2.328% due 10/01/21 (Ê)	225	221	BMW US Capital LLC
3.550% due 03/05/24 (Ê)	130	128	2.788% due 04/06/20 (Ê)(Þ)	300	298
3.366% due 01/23/26 (Ê)	675	646	1.850% due 09/15/21 (Þ)	20	19
4.250% due 10/22/26	170	165	3.450% due 04/12/23 (Þ)	280	278
6.110% due 01/29/37	330	363	Boeing Co. (The)
Series AA			4.875% due 02/15/20	100	102
6.100% due 12/31/49 (Ê)(ƒ)	50	49	BP Capital Markets America, Inc.
Series FF			3.245% due 05/06/22	10	10
5.875% due 12/31/99 (Ê)(ƒ)	275	250	2.520% due 09/19/22	250	242
Series GMTN			3.216% due 11/28/23	520	512
3.300% due 01/11/23	460	453	3.796% due 09/21/25	280	281
4.450% due 03/03/26	30	30	3.119% due 05/04/26	120	114
3.500% due 04/19/26	1,295	1,247	Braskem America Finance Co.
3.593% due 07/21/28 (Ê)	260	247	7.125% due 07/22/41 (Þ)	25	27
Series WI			Brighthouse Financial, Inc.
3.004% due 12/20/23 (Ê)	42	41	Series WI
3.419% due 12/20/28 (Ê)	482	451	3.700% due 06/22/27	405	342
Bank of New York Mellon Corp. (The)			4.700% due 06/22/47	50	37
2.200% due 08/16/23	355	337	Broadcom Corp. / Broadcom Cayman
Bank One Corp.			Finance, Ltd.
8.750% due 09/01/30	280	367	Series WI
Barrick NA Finance LLC			3.125% due 01/15/25	70	63
5.700% due 05/30/41	130	137	3.875% due 01/15/27	697	625
BAT Capital Corp.			Burlington Northern Santa Fe LLC
Series WI			3.250% due 06/15/27	239	234
2.297% due 08/14/20	245	239	4.150% due 04/01/45	100	97
3.557% due 08/15/27	445	395	Camden Property Trust
4.540% due 08/15/47	160	128	4.100% due 10/15/28	240	243
Bayer US Finance II LLC			Campbell Soup Co.
3.500% due 06/25/21 (Þ)	624	619	3.418% due 03/15/21 (Ê)	125	123
4.375% due 12/15/28 (Þ)	210	201	Cardinal Health, Inc.
4.700% due 07/15/64 (Þ)	350	289	2.616% due 06/15/22	50	48
Bayer US Finance LLC			3.079% due 06/15/24	60	56
3.375% due 10/08/24 (Þ)	963	908	Carlyle Holdings II Finance LLC
Beacon Escrow Corp.			5.625% due 03/30/43 (Þ)	195	193

See accompanying notes which are an integral part of the financial statements.

80 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Caterpillar Financial Services Corp.			3.218% due 03/03/22 (Ê)	720	719
3.018% due 03/15/21 (Ê)	750	745	2.954% due 05/16/26	70	67
Series GMTN			Chubb INA Holdings, Inc.
1.850% due 09/04/20	271	266	2.300% due 11/03/20	20	20
Series WI			3.350% due 05/03/26	30	29
1.931% due 10/01/21	450	436	Cigna Corp.
CBS Corp.			3.200% due 09/17/20 (Þ)	2,190	2,180
3.700% due 08/15/24	345	335	3.400% due 09/17/21 (Þ)	60	60
7.875% due 07/30/30	390	489	3.750% due 07/15/23 (Þ)	150	149
CC Holdings GS V LLC / Crown Castle			4.125% due 11/15/25 (Þ)	375	375
GS III Corp.			4.375% due 10/15/28 (Þ)	110	111
3.849% due 04/15/23	242	240	4.800% due 08/15/38 (Þ)	320	317
CCO Holdings LLC / CCO Holdings
Capital Corp.			Cigna Holding Co.
5.125% due 05/01/23 (Þ)	50	49	3.050% due 10/15/27	240	220
5.375% due 05/01/25 (Þ)	110	105	Cimarex Energy Co.
5.125% due 05/01/27 (Þ)	80	75	3.900% due 05/15/27	80	74
Series DMTN			Cintas Corp. No. 2
5.000% due 02/01/28 (Þ)	30	28	2.900% due 04/01/22	60	59
			3.700% due 04/01/27	70	68
Celanese US Holdings LLC
5.875% due 06/15/21	105	110	Cisco Systems, Inc.
			2.450% due 06/15/20	240	239
Celgene Corp.
2.250% due 08/15/21	70	68	CIT Group, Inc.
3.550% due 08/15/22	30	30	4.750% due 02/16/24	60	58
3.900% due 02/20/28	490	460	5.250% due 03/07/25	30	29
5.000% due 08/15/45	80	74	Citibank NA
Centene Corp.			Series BKNT
4.750% due 05/15/22	50	49	3.400% due 07/23/21	1,155	1,156
5.375% due 06/01/26 (Þ)	20	19	Citigroup Capital III
Series WI			7.625% due 12/01/36	345	445
5.625% due 02/15/21	30	30	Citigroup, Inc.
6.125% due 02/15/24	50	51	4.450% due 09/29/27	770	742
			8.125% due 07/15/39	420	582
CenterPoint Energy, Inc.			5.300% due 05/06/44	101	101
3.600% due 11/01/21	175	175
			4.650% due 07/30/45	147	143
CF Industries, Inc.			4.750% due 05/18/46	220	203
5.375% due 03/15/44	465	377
Charter Communications Operating LLC			4.650% due 07/23/48	330	323
/ Charter Communications Operating			Series P
Capital			5.950% due 12/31/49 (Ê)(ƒ)	280	253
5.375% due 04/01/38	80	75	Citizens Financial Group, Inc.
Series WI			2.375% due 07/28/21	290	282
3.579% due 07/23/20	80	80	CME Group, Inc.
4.908% due 07/23/25	680	676	5.300% due 09/15/43	30	35
4.200% due 03/15/28	40	37	CNH Industrial Capital LLC
6.384% due 10/23/35	430	442	3.875% due 10/15/21	250	248
6.484% due 10/23/45	655	676	CNOOC Finance USA LLC
6.834% due 10/23/55	226	230	3.500% due 05/05/25	300	291
Cheniere Corpus Christi Holdings LLC			Comcast Cable Communications
Series WI			Holdings, Inc.
5.125% due 06/30/27	60	57	9.455% due 11/15/22	195	237
Cheniere Energy Partners, LP			Comcast Corp.
Series WI			3.600% due 03/01/24	240	241
5.250% due 10/01/25	425	396	3.038% due 04/15/24 (Ê)	225	220
			3.700% due 04/15/24	60	60
Chesapeake Energy Corp.			3.950% due 10/15/25	200	202
6.125% due 02/15/21	50	47
			3.150% due 03/01/26	30	29
Chevron Corp.			4.150% due 10/15/28	350	356
2.419% due 11/17/20	245	243
			4.250% due 10/15/30	110	111

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 81

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 11/15/35	90	108	Devon Energy Corp.
6.550% due 07/01/39	480	588	3.250% due 05/15/22	110	107
4.700% due 10/15/48	20	20	5.850% due 12/15/25	370	393
CommScope Technologies LLC			5.000% due 06/15/45	180	160
5.000% due 03/15/27 (Þ)	30	24	Devon Financing Co. LLC
Concho Resources, Inc.			7.875% due 09/30/31	210	254
3.750% due 10/01/27	10	9	Diageo Investment Corp.
4.300% due 08/15/28	60	59	2.875% due 05/11/22	90	89
Constellation Brands, Inc.			Diamond 1 Finance Corp. / Diamond 2
4.750% due 11/15/24	262	270	Finance Corp
4.400% due 11/15/25	355	356	8.100% due 07/15/36 (Þ)	285	308
Continental Airlines Pass-Through Trust			Diamondback Energy, Inc.
Series 071A Class A			Series WI
5.983% due 04/19/22	75	79	5.375% due 05/31/25	30	29
Continental Resources, Inc.			Digital Realty Trust, LP
4.500% due 04/15/23	90	89	Series WI
3.800% due 06/01/24	10	9	3.400% due 10/01/20	247	246
Series WI			Discover Bank
4.375% due 01/15/28	10	9	Series BKNT
Costco Wholesale Corp.			4.650% due 09/13/28	595	580
2.150% due 05/18/21	244	240	Discovery Communications LLC
Cott Holdings, Inc.			6.350% due 06/01/40	545	572
5.500% due 04/01/25 (Þ)	60	57	DISH DBS Corp.
Cox Communications, Inc.			Series WI
3.250% due 12/15/22 (Þ)	290	283	5.875% due 11/15/24	120	97
6.450% due 12/01/36 (Þ)	635	669	7.750% due 07/01/26	30	25
Crown Castle International Corp.			Dominion Energy, Inc.
5.250% due 01/15/23	203	211	2.579% due 07/01/20	243	239
CVS Health Corp.			Dominion Resources, Inc.
2.750% due 12/01/22	90	87	7.000% due 06/15/38	20	25
3.700% due 03/09/23	1,109	1,096	Domtar Corp.
4.100% due 03/25/25	255	252	6.750% due 02/15/44	178	181
4.300% due 03/25/28	1,065	1,043	Dow Chemical Co. (The)
4.780% due 03/25/38	560	537	3.500% due 10/01/24	238	230
5.125% due 07/20/45	140	136	4.800% due 11/30/28 (Þ)	350	356
5.050% due 03/25/48	460	448	DowDuPont, Inc.
Daimler Finance NA LLC			4.205% due 11/15/23	285	291
2.300% due 01/06/20 (Þ)	945	935	4.725% due 11/15/28	465	482
2.250% due 03/02/20 (Þ)	221	218	5.319% due 11/15/38	315	325
3.350% due 05/04/21 (Þ)	1,460	1,455	DTE Energy Co.
Delhaize America, Inc.			6.375% due 04/15/33	184	220
9.000% due 04/15/31	154	210	Duke Energy Carolinas LLC
Dell International LLC / EMC Corp.			5.300% due 02/15/40	30	34
4.420% due 06/15/21 (Þ)	280	280	4.000% due 09/30/42	100	96
7.125% due 06/15/24 (Þ)	100	102	Duke Energy Corp.
8.350% due 07/15/46 (Þ)	855	927	3.750% due 04/15/24	260	260
Delta Air Lines Pass-Through Trust			Duke Energy Progress LLC
Series 071A Class A			3.000% due 09/15/21	265	265
6.821% due 08/10/22	367	394	Eaton Corp.
Series 2002-1 Class G-1			2.750% due 11/02/22	150	146
6.718% due 01/02/23	82	87	4.150% due 11/02/42	40	37
Delta Air Lines, Inc.			EI du Pont de Nemours & Co.
2.875% due 03/13/20	250	248	3.071% due 05/01/20 (Ê)	225	225
Deutsche Bank AG			Eli Lilly & Co.
2.700% due 07/13/20	260	253	3.100% due 05/15/27	50	48
2.950% due 08/20/20	242	235	Energy Transfer Operating, LP

See accompanying notes which are an integral part of the financial statements.

82 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.050% due 03/15/25	405	384	3.550% due 03/01/22	90	85
6.050% due 06/01/41	225	215	6.875% due 02/15/23	10	10
Series 10Y			4.550% due 11/14/24	10	9
4.950% due 06/15/28	20	20	5.450% due 03/15/43	1,210	922
EnLink Midstream Partners, LP			Fresenius Medical Care US Finance II,
5.050% due 04/01/45	625	489	Inc.
5.450% due 06/01/47	200	162	5.875% due 01/31/22 (Þ)	236	246
			4.750% due 10/15/24 (Þ)	110	112
Enterprise Products Operating LLC			GE Capital International Funding Co.
4.150% due 10/16/28	120	119	Unlimited Co.
5.950% due 02/01/41	225	247	Series WI
EOG Resources, Inc.			4.418% due 11/15/35	863	726
2.450% due 04/01/20	135	134	General Electric Co.
4.150% due 01/15/26	30	31	5.300% due 02/11/21	130	130
EP Energy / Everest Acquisition			2.700% due 10/09/22	227	211
Finance, Inc.
9.375% due 05/01/24 (Þ)	60	27	4.500% due 03/11/44	190	155
Series NCD			Series GMTN
8.000% due 02/15/25 (Þ)	30	12	5.500% due 01/08/20	10	10
			6.875% due 01/10/39	411	430
EQM Midstream Partners, LP
Series 10Y			General Mills, Inc.
5.500% due 07/15/28	495	485	3.150% due 12/15/21	233	231
Equifax, Inc.			General Motors Co.
			4.875% due 10/02/23	450	451
Series 5Y			6.250% due 10/02/43	110	103
3.950% due 06/15/23	660	654
			General Motors Financial Co. , Inc.
ERP Operating, LP			2.450% due 11/06/20	30	29
4.150% due 12/01/28	345	352	4.375% due 09/25/21	20	20
Evergy, Inc.			4.200% due 11/06/21	940	940
5.292% due 06/15/22 (~)(Ê)	670	699	3.450% due 04/10/22	335	324
Exelon Corp.			4.250% due 05/15/23	10	10
3.497% due 06/01/22	245	239
			Gilead Sciences, Inc.
Exxon Mobil Corp.			2.550% due 09/01/20	210	208
2.222% due 03/01/21	244	240	3.650% due 03/01/26	90	88
3.043% due 03/01/26	60	59	4.750% due 03/01/46	100	99
4.114% due 03/01/46	40	41
			GlaxoSmithKline Capital, Inc.
Farmers Exchange Capital III			2.800% due 03/18/23	248	244
5.454% due 10/15/54 (Ê)(Þ)	420	407
			Glencore Funding LLC
FedEx Corp.			2.875% due 04/16/20 (Þ)	20	20
4.500% due 02/01/65	226	187	4.625% due 04/29/24 (Þ)	40	40
First Data Corp.			4.000% due 03/27/27 (Þ)	200	182
5.375% due 08/15/23 (Þ)	140	138
			GLP Capital, LP / GLP Financing II, Inc.
First Niagara Financial Group, Inc.			5.375% due 11/01/23	80	81
6.750% due 03/19/20	237	246
			Goldman Sachs Capital II
FirstEnergy Corp.			Series _
Series B			4.000% due 06/01/43 (Ê)(ƒ)	3	2
4.250% due 03/15/23	100	102
3.900% due 07/15/27	370	359	Goldman Sachs Group, Inc. (The)
			5.250% due 07/27/21	380	394
Series C			3.850% due 07/08/24	150	147
7.375% due 11/15/31	280	354	3.272% due 09/29/25 (Ê)	635	595
Ford Motor Co.			4.250% due 10/21/25	310	297
4.750% due 01/15/43	20	15	3.500% due 11/16/26	90	83
Ford Motor Credit Co. LLC			3.691% due 06/05/28 (Ê)	200	186
2.459% due 03/27/20	224	219	4.223% due 05/01/29 (Ê)	710	684
5.875% due 08/02/21	200	205	6.750% due 10/01/37	540	610
Series FXD			6.250% due 02/01/41	160	183
3.813% due 10/12/21	795	772	5.150% due 05/22/45	30	28
Freeport-McMoRan, Inc.			4.750% due 10/21/45	250	239

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 83

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series D			Intercontinental Exchange, Inc.
6.000% due 06/15/20	150	155	3.450% due 09/21/23	255	256
Halliburton Co.			3.750% due 09/21/28	165	165
3.800% due 11/15/25	70	68	4.250% due 09/21/48	215	211
4.850% due 11/15/35	130	128	International Lease Finance Corp.
Hanesbrands, Inc.			8.625% due 01/15/22	50	56
4.625% due 05/15/24 (Þ)	10	9	5.875% due 08/15/22	410	429
4.875% due 05/15/26 (Þ)	30	27	International Paper Co.
Harris Corp.			8.700% due 06/15/38	305	406
4.854% due 04/27/35	40	40	5.150% due 05/15/46	188	177
5.054% due 04/27/45	40	41	Jackson National Life Global Funding
Hasbro, Inc.			2.809% due 04/27/20 (Ê)(Þ)	2,805	2,795
6.350% due 03/15/40	215	224	Jefferies Group LLC
HCA, Inc.			6.500% due 01/20/43	232	235
5.000% due 03/15/24	50	50	John Deere Capital Corp.
4.500% due 02/15/27	40	38	2.375% due 07/14/20	245	243
5.625% due 09/01/28	100	97	Series MTN
5.500% due 06/15/47	20	19	3.247% due 09/08/22 (Ê)	785	779
HCP, Inc.			Johnson & Johnson
2.625% due 02/01/20	220	218	2.250% due 03/03/22	450	443
Hess Corp.			3.625% due 03/03/37	70	67
6.000% due 01/15/40	195	179	JPMorgan Chase & Co.
Hewlett Packard Enterprise Co.			2.750% due 06/23/20	440	437
3.500% due 10/05/21	515	516	4.400% due 07/22/20	231	235
6.000% due 09/15/41	235	234	4.250% due 10/15/20	300	305
Series WI			2.550% due 03/01/21	610	602
6.350% due 10/15/45	239	223	3.317% due 03/09/21 (Ê)	1,720	1,712
Hilton Domestic Operating Co. , Inc.			4.350% due 08/15/21	130	133
5.125% due 05/01/26 (Þ)	20	19	3.875% due 09/10/24	845	833
Historic TW, Inc.			4.023% due 12/05/24 (Ê)	220	222
6.625% due 05/15/29	187	221	4.125% due 12/15/26	230	225
Home Depot, Inc. (The)			4.250% due 10/01/27	30	30
2.625% due 06/01/22	243	240	4.203% due 07/23/29 (Ê)	435	434
Honeywell International, Inc.			4.452% due 12/05/29 (Ê)	270	275
1.850% due 11/01/21	255	246	6.400% due 05/15/38	100	122
HSBC Bank NA			4.950% due 06/01/45	100	102
Series BKNT			Kerr-McGee Corp.
5.875% due 11/01/34	475	527	6.950% due 07/01/24	10	11
HSBC USA, Inc.			7.875% due 09/15/31	30	36
2.350% due 03/05/20	40	40	Keurig Dr Pepper, Inc.
7.200% due 07/15/97	103	126	4.057% due 05/25/23 (Þ)	410	408
Humana, Inc.			Kinder Morgan Energy Partners, LP
3.150% due 12/01/22	10	10	3.500% due 03/01/21	30	30
3.950% due 03/15/27	100	98	Kinder Morgan, Inc.
4.625% due 12/01/42	20	20	4.300% due 03/01/28	180	177
4.950% due 10/01/44	20	21	5.550% due 06/01/45	135	134
4.800% due 03/15/47	10	10	Series GMTN
IBM Credit LLC			7.800% due 08/01/31	176	211
1.800% due 01/20/21	255	248	KKR Group Finance Co. II LLC
2.729% due 01/20/21 (Ê)	800	794	5.500% due 02/01/43 (Þ)	10	10
Intel Corp.			KKR Group Finance Co. III LLC
3.300% due 10/01/21	240	243	5.125% due 06/01/44 (Þ)	310	306
2.875% due 05/11/24	330	322	Kohl's Corp.
3.700% due 07/29/25	20	20	5.550% due 07/17/45	740	693
Series WI			Kraft Heinz Foods Co.
3.734% due 12/08/47	10	9	4.000% due 06/15/23	10	10

See accompanying notes which are an integral part of the financial statements.

84 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 02/15/25 (Þ)	955	959	MetLife, Inc.
6.875% due 01/26/39	270	302	6.400% due 12/15/36	100	102
5.000% due 06/04/42	20	18	Metropolitan Life Global Funding I
Series WI			2.638% due 01/08/21 (Ê)(Þ)	1,715	1,694
3.500% due 07/15/22	30	30	MGM Growth Properties LLC / MGM
3.000% due 06/01/26	60	54	Finance Co.
5.000% due 07/15/35	240	226	Series WI
5.200% due 07/15/45	20	18	5.625% due 05/01/24	10	10
4.375% due 06/01/46	20	16	Microsoft Corp.
Kroger Co. (The)			1.850% due 02/06/20	250	248
5.150% due 08/01/43	20	19	2.875% due 02/06/24	427	423
L3 Technologies, Inc.			2.700% due 02/12/25	40	39
3.850% due 06/15/23	238	238	2.400% due 08/08/26	200	187
Lamb Weston Holdings, Inc.			3.300% due 02/06/27	320	317
4.875% due 11/01/26 (Þ)	60	58	3.750% due 02/12/45	100	97
Land O' Lakes, Inc.			MidAmerican Energy Co.
6.000% due 11/15/22 (Þ)	660	689	3.700% due 09/15/23	237	240
Lennar Corp.			Mondelez International, Inc.
4.500% due 04/30/24	40	38	4.125% due 05/07/28	243	243
Series WI			Morgan Stanley
5.000% due 06/15/27	10	9	3.887% due 10/24/23 (Ê)	275	274
4.750% due 11/29/27	100	90	3.737% due 04/24/24 (Ê)	170	169
Leucadia National Corp.			Series GMTN
5.500% due 10/18/23	209	213	3.750% due 02/25/23	670	669
Life Technologies Corp.			3.772% due 01/24/29 (Ê)	350	335
6.000% due 03/01/20	224	230	MPLX, LP
Lockheed Martin Corp.			4.000% due 03/15/28	20	19
4.500% due 05/15/36	10	10	4.800% due 02/15/29	375	374
			4.500% due 04/15/38	575	503
Series 10YR			4.700% due 04/15/48	140	121
3.550% due 01/15/26	90	89
			5.500% due 02/15/49	245	238
Lowe's Cos. , Inc.
3.800% due 11/15/21	240	242	Series WI
			4.500% due 07/15/23	170	172
LyondellBasell Industries NV
5.750% due 04/15/24	198	212	4.875% due 06/01/25	40	40
			MPT Operating Partnership, LP / MPT
Maple Escrow Subsidiary, Inc.			Finance Corp.
4.417% due 05/25/25 (Þ)	360	358	5.500% due 05/01/24	225	224
Marathon Petroleum Corp.			Mutual of Omaha Insurance Co.
5.000% due 09/15/54	234	213	4.297% due 07/15/54 (Ê)(Þ)	205	207
Marvell Technology Group, Ltd.			National Oilwell Varco, Inc.
4.200% due 06/22/23	290	289	2.600% due 12/01/22	390	368
Masco Corp.			Navient Corp.
4.450% due 04/01/25	238	239	Series MTN
MassMutual Global Funding II			8.000% due 03/25/20	70	71
1.950% due 09/22/20 (Þ)	1,315	1,289	NBCUniversal Media LLC
McDonald's Corp.			4.375% due 04/01/21	368	377
3.350% due 04/01/23	190	189	NCL Corp. , Ltd.
3.700% due 01/30/26	60	59	4.750% due 12/15/21 (Þ)	24	24
3.500% due 03/01/27	70	68	Nevada Power Co.
Medtronic, Inc.			5.450% due 05/15/41	208	240
Series WI			New Cingular Wireless Services, Inc.
3.150% due 03/15/22	240	239	8.750% due 03/01/31	170	224
3.500% due 03/15/25	150	149	Newell Brands, Inc.
Merck & Co. , Inc.			3.850% due 04/01/23	60	59
2.750% due 02/10/25	40	39	4.200% due 04/01/26	40	39
Mercury General Corp.			Series WI
4.400% due 03/15/27	250	242	5.000% due 11/15/23	790	804

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 85

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Newmark Group, Inc.			6.375% due 05/16/38	365	423
6.125% due 11/15/23 (Þ)	325	320	4.500% due 03/20/42	40	38
NGPL PipeCo LLC			Series 5YR
4.375% due 08/15/22 (Þ)	280	274	2.500% due 11/02/22	60	58
Nissan Motor Acceptance Corp.			Series NCD
2.150% due 07/13/20 (Þ)	244	238	2.375% due 08/17/22	523	502
Noble Energy, Inc.			Phillips 66
3.900% due 11/15/24	150	145	5.875% due 05/01/42	204	223
3.850% due 01/15/28	80	72	PNC Bank NA
5.250% due 11/15/43	10	9	Series BKNT
4.950% due 08/15/47	40	35	2.450% due 11/05/20	269	266
Norfolk Southern Corp.			PNC Funding Corp.
2.400% due 05/17/22	247	241	5.125% due 02/08/20	211	215
Northern Natural Gas Co.			Precision Castparts Corp.
4.300% due 01/15/49 (Þ)	246	240	2.500% due 01/15/23	240	233
Northrop Grumman Corp.			Prime Security Services Borrower LLC /
2.930% due 01/15/25	80	76	Prime Finance, Inc.
Series F0TZ			9.250% due 05/15/23 (Þ)	97	100
3.250% due 01/15/28	210	196	Procter & Gamble Co. (The)
Novartis Capital Corp.			1.700% due 11/03/21	251	245
Series 0006			Progress Energy, Inc.
1.800% due 02/14/20	525	519	4.400% due 01/15/21	30	31
NVR, Inc.			7.000% due 10/30/31	173	221
3.950% due 09/15/22	275	270	Prudential Financial, Inc.
Occidental Petroleum Corp.			5.700% due 09/15/48 (Ê)	275	256
3.125% due 02/15/22	30	30	PSEG Power LLC
3.400% due 04/15/26	50	49	8.625% due 04/15/31	170	221
3.000% due 02/15/27	360	343	Public Service Electric & Gas Co.
4.625% due 06/15/45	30	30	3.250% due 09/01/23	190	191
4.400% due 04/15/46	20	19	3.700% due 05/01/28	180	183
4.100% due 02/15/47	170	159	QUALCOMM, Inc.
4.200% due 03/15/48	10	10	Series 000A
ONEOK, Inc.			2.600% due 01/30/23	455	438
7.500% due 09/01/23	204	232	QVC, Inc.
Oracle Corp.			4.375% due 03/15/23	425	408
2.625% due 02/15/23	245	239	Range Resources Corp.
Owens Corning			5.875% due 07/01/22	30	28
7.000% due 12/01/36	190	210	Series WI
PACCAR Financial Corp.			4.875% due 05/15/25	70	57
2.800% due 03/01/21	500	495	Regency Energy Partners, LP / Regency
			Energy Finance Corp.
Pacific Gas & Electric Co.			5.875% due 03/01/22	60	62
3.500% due 10/01/20 (~)(Ê)	60	57
6.050% due 03/01/34 (~)(Ê)	200	186	Reliance Holding USA, Inc.
			4.500% due 10/19/20 (Þ)	231	234
5.800% due 03/01/37 (~)(Ê)	60	56	Reliance Standard Life Global Funding
6.250% due 03/01/39 (~)(Ê)	217	204	II
Pacific Life Insurance Co.			2.500% due 01/15/20 (Þ)	455	451
4.300% due 10/24/67 (Ê)(Þ)	245	215	Reynolds American, Inc.
PacifiCorp			6.875% due 05/01/20	190	198
5.750% due 04/01/37	197	235	3.250% due 06/12/20	40	40
PepsiCo, Inc.			4.450% due 06/12/25	120	116
2.750% due 03/01/23	242	238	8.125% due 05/01/40	360	430
Pfizer, Inc.			5.850% due 08/15/45	70	65
1.950% due 06/03/21	500	490	Reynolds Group Issuer, Inc. / Reynolds
Philip Morris International, Inc.			Group Issuer LLC
2.000% due 02/21/20	1,255	1,239	5.750% due 10/15/20	81	81
2.500% due 08/22/22	90	87	Roche Holdings, Inc.

See accompanying notes which are an integral part of the financial statements.

86 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.875% due 09/29/21 (Þ)	241	240	Series BKNT
Roper Technologies, Inc.			2.250% due 01/31/20	220	217
2.800% due 12/15/21	240	235	4.050% due 11/03/25	230	234
Ryder System, Inc.			Sysco Corp.
3.500% due 06/01/21	180	180	2.500% due 07/15/21	225	220
Sabal Trail Transmission LLC			Targa Resources Partners, LP / Targa
4.246% due 05/01/28 (Þ)	239	235	Resources Partners Finance Corp.
			4.250% due 11/15/23	20	19
Sabine Pass Liquefaction LLC			5.875% due 04/15/26 (Þ)	20	19
Series WI
5.750% due 05/15/24	490	514	5.375% due 02/01/27	10	9
			Teachers Insurance & Annuity
5.000% due 03/15/27	210	211	Association of America
Salesforce. com, Inc.			4.900% due 09/15/44 (Þ)	240	249
3.250% due 04/11/23	70	70	Tennessee Gas Pipeline Co. LLC
3.700% due 04/11/28	30	30	8.375% due 06/15/32	380	459
Santander Holdings USA, Inc.			Thermo Fisher Scientific, Inc.
4.450% due 12/03/21	350	356	2.950% due 09/19/26	228	211
4.500% due 07/17/25	20	20	Time Warner Cable LLC
Schlumberger Holdings Corp.			4.125% due 02/15/21	150	151
4.000% due 12/21/25 (Þ)	40	40	6.550% due 05/01/37	150	154
Select Income REIT			7.300% due 07/01/38	210	228
4.250% due 05/15/24	290	277	5.875% due 11/15/40	120	113
Sherwin-Williams Co. (The)			Time Warner Entertainment Co. , LP
2.250% due 05/15/20	375	369	8.375% due 03/15/23	182	208
3.125% due 06/01/24	249	238	Time Warner, Inc.
Sierra Pacific Power Co.			4.750% due 03/29/21	450	461
Series WI			3.800% due 02/15/27	80	75
2.600% due 05/01/26	236	220	TJX Cos. , Inc. (The)
Smithfield Foods, Inc.			2.750% due 06/15/21	246	244
2.700% due 01/31/20 (Þ)	244	241	2.250% due 09/15/26	10	9
South Carolina Electric & Gas Co.			Toll Brothers Finance Corp.
3.500% due 08/15/21	240	241	4.375% due 04/15/23	30	28
4.250% due 08/15/28	320	332	Toyota Motor Credit Corp.
4.600% due 06/15/43	90	92	Series GMTN
Southern Natural Gas Co. LLC /			2.800% due 07/13/22	245	242
Southern Natural Issuing Corp.
4.400% due 06/15/21	230	233	Transcontinental Gas Pipe Line Co. LLC
Southern Power Co.			Series WI
4.150% due 12/01/25	220	218	7.850% due 02/01/26	220	266
Southwest Airlines Co.			Tyson Foods, Inc.
2.650% due 11/05/20	135	133	3.950% due 08/15/24	237	236
2.750% due 11/16/22	95	93	Unilever Capital Corp.
			1.375% due 07/28/21	254	243
Spectrum Brands, Inc.			3.000% due 03/07/22	1,000	993
Series WI
5.750% due 07/15/25	50	47	Union Pacific Corp.
			3.750% due 07/15/25	60	61
Sprint Capital Corp.
8.750% due 03/15/32	180	190	3.950% due 09/10/28	160	160
Sprint Spectrum Co. LLC / Sprint			4.500% due 09/10/48	140	138
Spectrum Co. II LLC / Sprint			Union Pacific Railroad Co. Pass-Through
Spectrum Co. III LLC			Trust
3.360% due 09/20/21 (Þ)	361	357	Series 06-1
4.738% due 03/20/25 (Þ)	1,035	1,016	5.866% due 07/02/30	109	119
Starbucks Corp.			United Airlines Pass-Through Trust
2.200% due 11/22/20	250	246	Series B
Sunoco Logistics Partners Operations,			3.650% due 01/07/26	345	337
LP			4.600% due 03/01/26	195	195
5.400% due 10/01/47	260	233	United Parcel Service, Inc.
SunTrust Bank			2.500% due 04/01/23	40	39

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 87

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.800% due 11/15/24	252	242	3.875% due 04/01/24	20	20
3.050% due 11/15/27	20	19	6.250% due 02/28/57 (Ê)	615	574
United Rentals NA, Inc.			Virgin Media Bristol LLC 1st Lien Term
5.750% due 11/15/24	60	58	Loan K
6.500% due 12/15/26	20	20	4.955% due 01/15/26 (~)(Ê)	27	25
4.875% due 01/15/28	30	26	Virginia Electric & Power Co.
United Technologies Corp.			Series B
1.950% due 11/01/21	232	223	2.950% due 11/15/26	490	465
3.100% due 06/01/22	100	98	Series C
3.650% due 08/16/23	230	229	4.000% due 11/15/46	225	213
3.950% due 08/16/25	30	30	Visa, Inc.
4.125% due 11/16/28	100	99	2.200% due 12/14/20	250	247
4.500% due 06/01/42	30	28	3.150% due 12/14/25	150	147
UnitedHealth Group, Inc.			4.300% due 12/14/45	390	406
2.700% due 07/15/20	311	310	VOC Escrow, Ltd.
3.875% due 10/15/20	10	10	5.000% due 02/15/28 (Þ)	60	55
2.875% due 12/15/21	40	40	Wachovia Capital Trust II
4.625% due 07/15/35	100	106	2.936% due 01/15/27 (Ê)	485	417
5.700% due 10/15/40	60	71	Walgreen Co.
Universal Health Services, Inc.			4.400% due 09/15/42	263	231
4.750% due 08/01/22 (Þ)	253	252	Walgreens Boots Alliance, Inc.
Univision Communications, Inc.			3.450% due 06/01/26	240	226
5.125% due 05/15/23 (Þ)	50	45	4.800% due 11/18/44	100	92
5.125% due 02/15/25 (Þ)	60	53	Walmart, Inc.
US Airways Pass-Through Trust			1.900% due 12/15/20	250	246
Series 2012-1 Class A			3.054% due 06/23/21 (Ê)	200	199
5.900% due 10/01/24	452	482	3.550% due 06/26/25	180	182
Series A Class A			3.700% due 06/26/28	150	152
7.125% due 10/22/23	263	287	Walt Disney Co. (The)
US Bank NA			2.941% due 06/05/20 (Ê)	800	799
Series BKNT			2.750% due 08/16/21	264	262
2.000% due 01/24/20	250	248	Warner Media LLC
3.150% due 04/26/21	1,775	1,776	3.875% due 01/15/26	229	219
Valeant Pharmaceuticals International,			Washington Prime Group, LP
Inc.			5.950% due 08/15/24	221	194
5.625% due 12/01/21 (Þ)	23	23	Waste Management, Inc.
5.500% due 03/01/23 (Þ)	140	128	3.500% due 05/15/24	190	190
7.000% due 03/15/24 (Þ)	90	91	Wells Fargo & Co.
9.000% due 12/15/25 (Þ)	50	50	2.500% due 03/04/21	400	394
Valero Energy Corp.			4.076% due 03/04/21 (Ê)	1,100	1,111
10.500% due 03/15/39	151	231	4.600% due 04/01/21	220	225
Validus Holdings, Ltd.			3.069% due 01/24/23	485	472
8.875% due 01/26/40	355	515	3.757% due 10/31/23 (Ê)	1,455	1,450
Verizon Communications, Inc.			3.000% due 04/22/26	400	373
3.203% due 05/22/20 (Ê)	545	544	3.000% due 10/23/26	260	241
3.500% due 11/01/24	535	529	5.375% due 11/02/43	200	209
2.625% due 08/15/26	70	63	4.650% due 11/04/44	10	9
4.125% due 03/16/27	70	70	4.400% due 06/14/46	230	213
7.750% due 12/01/30	765	975	4.750% due 12/07/46	150	145
4.500% due 08/10/33	180	178	Series GMTN
5.250% due 03/16/37	80	83	2.600% due 07/22/20	645	639
5.500% due 03/16/47	10	11	4.300% due 07/22/27	520	512
Series WI			4.900% due 11/17/45	250	244
3.376% due 02/15/25	178	173	Western Gas Partners, LP
4.329% due 09/21/28	123	124	4.650% due 07/01/26	40	39
4.672% due 03/15/55	355	326	Westrock Co.
Viacom, Inc.			4.900% due 03/15/29 (Þ)	295	303

See accompanying notes which are an integral part of the financial statements.

88 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Whiting Petroleum Corp.			5.625% due 01/26/22	340	287
Series WI			6.875% due 01/11/48	290	202
6.625% due 01/15/26	10	9	Series WI
Williams Cos. , Inc. (The)			7.500% due 04/22/26	170	136
5.250% due 03/15/20	40	41	AstraZeneca PLC
4.550% due 06/24/24	230	232	2.375% due 11/16/20	580	570
7.750% due 06/15/31	130	157	Australia & New Zealand Banking
5.800% due 11/15/43	200	201	Group, Ltd.
Series A			3.140% due 08/19/20 (Ê)(Þ)	1,000	999
7.500% due 01/15/31	20	24	Bacardi, Ltd.
Wyeth LLC			5.300% due 05/15/48 (Þ)	420	380
6.450% due 02/01/24	210	240	Banco de Bogota SA
Xerox Corp.			Series EMTQ
3.625% due 03/15/23	240	216	4.375% due 08/03/27 (Þ)	223	205
			Banco Santander SA

International Debt - 8.5%		175,215	3.848% due 04/12/23	200	194
1011778 B. C. Unlimited Liability Co. /			Bancolombia SA
New Red Finance, Inc.			5.950% due 06/03/21	705	732
5.000% due 10/15/25 (Þ)	50	46	Bangkok Bank PCL
1011778 B. C. Unlimited Liability Co.			3.875% due 09/27/22 (Þ)	219	221
1st Lien Term Loan B4			Banistmo SA
4.772% due 02/17/24 (~)(Ê)	46	44	Series MTQ0
Abu Dhabi Government International			3.650% due 09/19/22 (Þ)	250	238
Bond
			Bank of Montreal
Series C			3.803% due 12/15/32 (Ê)	20	19
2.500% due 10/11/22 (Þ)	200	194
AerCap Ireland Capital DAC / AerCap			Barclays PLC
Global Aviation Trust			4.338% due 05/16/24 (Ê)	610	593
3.300% due 01/23/23	330	314	4.972% due 05/16/29 (Ê)	735	709
Series WI			4.950% due 01/10/47	250	221
5.000% due 10/01/21	570	579	BAT International Finance PLC
Alcoa Nederland Holding BV			2.750% due 06/15/20 (Þ)	257	252
6.750% due 09/30/24 (Þ)	200	203	Bharti Airtel, Ltd.
Alibaba Group Holding, Ltd.			4.375% due 06/10/25 (Þ)	200	182
2.800% due 06/06/23	270	261	BHP Billiton Finance USA, Ltd.
Series WI			2.875% due 02/24/22	5	5
3.125% due 11/28/21	239	236	5.000% due 09/30/43	320	349
Alimentation Couche-Tard, Inc.			BNP Paribas SA
3.550% due 07/26/27 (Þ)	220	206	4.400% due 08/14/28 (Þ)	200	195
Allergan Funding SCS			4.375% due 03/01/33 (Ê)(Þ)	200	187
3.450% due 03/15/22	40	39	BOC Aviation, Ltd.
3.800% due 03/15/25	60	59	3.000% due 03/30/20 (Þ)	241	240
4.550% due 03/15/35	80	76	BP Capital Markets PLC
4.750% due 03/15/45	41	39	2.500% due 11/06/22	245	237
ALROSA Finance SA			Braskem Netherlands Finance BV
7.750% due 11/03/20 (Þ)	198	209	3.500% due 01/10/23 (Þ)	485	460
Ambac LSNI LLC			4.500% due 01/10/28 (Þ)	305	282
7.803% due 02/12/23 (Ê)(Þ)	3,397	3,402	Brazil Government International Bond
America Movil SAB de CV			2.625% due 01/05/23	220	207
5.000% due 03/30/20	749	762	4.625% due 01/13/28	740	712
3.125% due 07/16/22	280	274	5.625% due 01/07/41	170	163
Anglo American Capital PLC			5.000% due 01/27/45	350	306
3.625% due 09/11/24 (Þ)	200	189	British Telecommunications PLC
ArcelorMittal			4.500% due 12/04/23	325	329
6.250% due 02/25/22	110	116	9.625% due 12/15/30	30	41
Argentine Republic Government			Brookfield Finance LLC
International Bond			4.000% due 04/01/24	218	216

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 89

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Brookfield Finance, Inc.			5.375% due 06/26/26	60	60
4.250% due 06/02/26	211	207	5.875% due 05/28/45	250	236
Canadian Imperial Bank of Commerce			Ecuador Government International Bond
Series BKNT			7.875% due 01/23/28 (Þ)	200	163
2.100% due 10/05/20	246	241	Empresa Electrica Angamos SA
3.500% due 09/13/23	660	660	4.875% due 05/25/29 (Þ)	200	191
Canadian Oil Sands, Ltd.			Enbridge, Inc.
4.500% due 04/01/22 (Þ)	680	682	3.700% due 07/15/27	222	210
Cedar Funding, Ltd.			Enel Finance International NV
Series 2018-5A Class A1R			4.625% due 09/14/25 (Þ)	810	778
3.549% due 07/17/31 (Ê)(Þ)	1,600	1,563	Series 658A
Cencosud SA			3.500% due 04/06/28 (Þ)	250	214
4.375% due 07/17/27 (Þ)	263	228	Eni SpA
Cenovus Energy, Inc.			Series X-R
6.750% due 11/15/39	120	117	4.000% due 09/12/23 (Þ)	670	660
Series WI			Equate Petrochemical BV
4.250% due 04/15/27	540	492	4.250% due 11/03/26 (Þ)	200	193
CNOOC Finance Australia Pty, Ltd.			Gazprom Capital SA
2.625% due 05/05/20	221	219	3.850% due 02/06/20 (Þ)	240	239
Colombia Government International			GE Capital International Funding Co.
Bond			Unlimited Co
5.625% due 02/26/44	270	278	Series WI
Commonwealth Bank of Australia			2.342% due 11/15/20	245	236
3.900% due 07/12/47 (Þ)	140	131	GlaxoSmithKline Capital PLC
Cooperatieve Rabobank UA			2.850% due 05/08/22	306	302
4.625% due 12/01/23	250	253	HSBC Bank PLC
4.375% due 08/04/25	650	639	7.650% due 05/01/25	375	432
Credit Agricole Corporate And			HSBC Holdings PLC
Investment Bank			3.900% due 05/25/26	220	211
Series YCD			4.041% due 03/13/28 (Ê)	410	392
2.870% due 07/30/20 (Ê)(~)	1,000	1,000	4.583% due 06/19/29 (Ê)	400	397
Credit Suisse Group AG			6.250% due 12/31/99 (Ê)(ƒ)	200	188
6.250% due 12/31/49 (Ê)(ƒ)(Þ)	505	477	6.500% due 12/31/99 (Ê)(ƒ)	200	182
Credit Suisse Group Funding Guernsey,
Ltd.			Series .
			3.240% due 05/18/21 (Ê)	825	813
Series WI
4.875% due 05/15/45	300	297	ICICI Bank, Ltd.
			4.000% due 03/18/26 (Þ)	252	236
DAE Funding LLC			Indonesia Government International
5.750% due 11/15/23 (Þ)	50	50	Bond
Danone SA			4.350% due 01/11/48	240	219
2.077% due 11/02/21 (Þ)	690	667	Series REGS
Deutsche Telekom International Finance			3.750% due 04/25/22	430	426
BV
1.950% due 09/19/21 (Þ)	251	241	ING Bank NV
			5.800% due 09/25/23 (Þ)	870	909
DNB Nor Bank ASA
			ING Groep NV
Series YCD			4.625% due 01/06/26 (Þ)	430	433
2.838% due 02/10/20 (Ê)(~)	1,000	1,001
			Intesa Sanpaolo SpA
Dryden 37 Senior Loan Fund			3.125% due 07/14/22 (Þ)	200	185
Series 2017-37A Class AR			3.375% due 01/12/23 (Þ)	200	185
3.536% due 01/15/31 (Ê)(Þ)	1,300	1,277	3.875% due 07/14/27 (Þ)	520	448
Dryden 50 Senior Loan Fund			4.375% due 01/12/48 (Þ)	302	228
Series 2017-50A Class A1
3.656% due 07/15/30 (Ê)(Þ)	1,230	1,216	Inversiones CMPC SA
			4.500% due 04/25/22 (Þ)	214	214
ECAF, Ltd.			JBS Investments GmbH
Series 2015-1A Class A1			6.250% due 02/05/23 (Þ)	445	441
3.473% due 06/15/40 (Þ)	375	371
			KazMunayGas National Co. JSC
Ecopetrol SA			5.375% due 04/24/30 (Þ)	200	196

See accompanying notes which are an integral part of the financial statements.

90 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Korea Southern Power Co. , Ltd.			6.625% due 05/15/39	390	396
3.000% due 01/29/21 (Þ)	241	239	Nordea Bank AB
Kuwait Government International Bond			3.176% due 05/29/20 (Ê)(Þ)	450	450
3.500% due 03/20/27 (Þ)	210	209	NOVA Chemicals Corp.
LCM XXII, Ltd.			5.250% due 06/01/27 (Þ)	340	301
Series 2016-22A Class A1			Numericable Group SA Term Loan B12
2.636% due 10/20/28 (Ê)(Þ)	1,133	1,133	6.143% due 01/05/26 (Ê)	87	80
LCM XXV, Ltd.			NXP BV / NXP Funding LLC
Series 2017-25A Class A			4.625% due 06/15/22 (Þ)	350	345
3.679% due 07/20/30 (Ê)(Þ)	1,124	1,112	Pernod Ricard SA
Lloyds Banking Group PLC			4.450% due 01/15/22 (Þ)	150	153
4.375% due 03/22/28	200	190	Peru Government International Bond
4.550% due 08/16/28	200	192	6.550% due 03/14/37	30	38
Lloyds TSB Bank PLC			5.625% due 11/18/50	110	129
6.500% due 09/14/20 (Þ)	228	236	Petrobras Global Finance BV
Lukoil International Finance BV			6.250% due 03/17/24	100	101
6.125% due 11/09/20 (Þ)	450	463	Series WI
4.563% due 04/24/23 (Þ)	212	209	5.299% due 01/27/25	1,105	1,055
LYB International Finance BV			Petroleos Mexicanos
4.000% due 07/15/23	260	261	6.625% due 06/15/35	10	9
Madison Park Funding XVIII, Ltd.			Series WI
Series 2017-18A Class A1R			4.625% due 09/21/23	475	446
3.659% due 10/21/30 (Ê)(Þ)	872	866	6.875% due 08/04/26	220	214
Madison Park Funding XXVI, Ltd.			6.500% due 01/23/29	35	33
Series 2017-26A Class AR			6.750% due 09/21/47	110	91
3.709% due 07/29/30 (Ê)(Þ)	780	774	6.350% due 02/12/48	50	40
Magnetite XVIII, Ltd.			Poland Government International Bond
Series 2018-18A Class AR			5.125% due 04/21/21	400	417
3.696% due 11/15/28 (Ê)(Þ)	1,488	1,470	Provincia de Buenos Aires
Marks And Spencer PLC			6.500% due 02/15/23 (Þ)	140	113
7.125% due 12/01/37 (Þ)	207	219	Reckitt Benckiser Treasury Services PLC
Medtronic Global Holdings SCA			3.384% due 06/24/22 (Ê)(Þ)	685	673
3.350% due 04/01/27	160	157	Riserva CLO, Ltd.
Mexico Generadora de Energia S de rl			Series 2016-3A Class A
5.500% due 12/06/32 (Þ)	182	173	3.905% due 10/18/28 (Ê)(Þ)	940	938
Mexico Government International Bond			Royal Bank of Canada
6.050% due 01/11/40	30	32	2.150% due 10/26/20	70	69
4.750% due 03/08/44	20	18	Series GMTN
4.350% due 01/15/47	500	429	2.125% due 03/02/20	380	376
Mitsubishi UFJ Financial Group, Inc.			2.150% due 03/06/20	246	244
2.998% due 02/22/22	60	59	2.910% due 04/30/21 (Ê)	1,100	1,091
MUFG Bank, Ltd.			3.200% due 04/30/21	70	70
2.300% due 03/05/20 (Þ)	221	219	Royal Bank of Scotland Group PLC
Myriad International Holdings BV			6.125% due 12/15/22	70	71
6.000% due 07/18/20 (Þ)	206	211	3.875% due 09/12/23	665	637
4.850% due 07/06/27 (Þ)	250	239	5.125% due 05/28/24	220	213
National Australia Bank, Ltd.			4.519% due 06/25/24 (Ê)	200	196
3.187% due 05/22/20 (Ê)(Þ)	450	450	Sands China, Ltd.
National Bank of Canada			5.125% due 08/08/25 (Þ)	441	437
2.800% due 08/20/20 (Ê)	400	398	Sanofi
Series 575			4.000% due 03/29/21	232	237
2.150% due 06/12/20	265	261	Santander PLC
New Gold, Inc.			2.375% due 03/16/20	40	40
6.250% due 11/15/22 (Þ)	235	197	Schlumberger Norge AS
Nokia OYJ			4.200% due 01/15/21 (Þ)	70	71
3.375% due 06/12/22	270	255	Shackleton CLO, Ltd.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 91

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-4RA Class A1A			Teva Pharmaceutical Finance
3.436% due 04/13/31 (Ê)(Þ)	930	906	Netherlands III BV
			2.200% due 07/21/21	200	184
Shell International Finance BV			2.800% due 07/21/23	10	9
4.375% due 03/25/20	10	10
2.250% due 11/10/20	246	243	THL Credit Wind River CLO, Ltd.
2.875% due 05/10/26	40	38	Series 2017-2A Class AR
4.375% due 05/11/45	220	226	3.675% due 10/18/30 (Ê)(Þ)	1,016	1,003
4.000% due 05/10/46	80	77	Toronto-Dominion Bank (The)
Shinhan Bank Co. , Ltd.			3.000% due 06/11/20	219	219
2.250% due 04/15/20 (Þ)	229	226	3.250% due 06/11/21	90	90
Siemens Financieringsmaatschappij NV			Total Capital International SA
2.150% due 05/27/20 (Þ)	246	243	2.750% due 06/19/21	242	241
Skandinaviska Enskilda Banken AB			Total Capital SA
2.300% due 03/11/20	250	247	4.250% due 12/15/21	230	237
Sky, Ltd.			Transocean Pontus, Ltd.
3.750% due 09/16/24 (Þ)	640	638	6.125% due 08/01/25 (Þ)	29	28
Smurfit Kappa Treasury Funding, Ltd.			Trust F/1401
7.500% due 11/20/25	125	143	5.250% due 01/30/26 (Þ)	212	202
Southern Copper Corp.			UBS AG
5.375% due 04/16/20	214	219	2.450% due 12/01/20 (Þ)	845	829
6.750% due 04/16/40	10	11	UBS Group Funding Switzerland AG
5.250% due 11/08/42	440	419	3.491% due 05/23/23 (Þ)	270	263
			4.253% due 03/23/28 (Þ)	200	197
Standard Chartered PLC			Unitymedia Finance LLC 1st Lien Term
5.700% due 03/26/44 (Þ)	250	250	Loan D
Sumitomo Mitsui Banking Corp.			4.705% due 01/15/26 (~)(Ê)	90	87
Series YCD			Vale Overseas, Ltd.
2.786% due 10/15/20 (Ê)(~)	850	850	6.875% due 11/21/36	130	149
Sumitomo Mitsui Financial Group, Inc.			Vodafone Group PLC
Series 5FXD			4.375% due 03/16/21	232	237
2.058% due 07/14/21	90	87	4.375% due 05/30/28	290	281
Suncor Energy, Inc.			5.250% due 05/30/48	140	132
3.600% due 12/01/24	264	258	Voya CLO, Ltd.
Suzano Austria GmbH			Series 2017-2A Class A1R
6.000% due 01/15/29 (Þ)	410	418	3.699% due 04/17/30 (Ê)(Þ)	1,428	1,418
7.000% due 03/16/47 (Þ)	160	164	Westpac Banking Corp.
Svenska Handelsbanken AB			2.300% due 05/26/20	10	10
Series BKNT			2.600% due 11/23/20	80	79
3.159% due 05/24/21 (Ê)	410	406	Woori Bank
3.350% due 05/24/21	250	250	5.875% due 04/13/21 (Þ)	232	242
Syngenta Finance NV			Ziggo Secured Finance Partnership 1st
3.125% due 03/28/22	247	237	Lien Term Loan E
Takeda Pharmaceutical Co. , Ltd.			4.955% due 04/27/25 (~)(Ê)	46	43
4.400% due 11/26/23 (Þ)	445	450			74,642
5.000% due 11/26/28 (Þ)	430	439	Loan Agreements - 0.5%
Telefonica Emisiones SA			Air Medical Group Holdings, Inc. 1st
5.134% due 04/27/20	40	41	Lien Term Loan B
5.462% due 02/16/21	231	239	5.682% due 04/28/22 (~)(Ê)	117	109
5.213% due 03/08/47	150	137	Albertsons LLC 1st Lien Term Loan B7
Tencent Holdings, Ltd.			5.522% due 11/16/25 (~)(Ê)	26	24
2.875% due 02/11/20 (Þ)	241	240	Albertson's LLC Term Loan B6
Teva Pharmaceutical Finance Co. BV			5.691% due 06/22/23 (~)(Ê)	73	69
3.650% due 11/10/21	30	28	American Axle & Manufacturing, Inc.
2.950% due 12/18/22	30	27	1st Lien Term Loan B
			4.752% due 04/06/24 (~)(Ê)	24	22
Series 2			American Builders Contractors Co. , Inc.
3.650% due 11/10/21	10	9	1st Lien Term Loan B2
			4.522% due 10/31/23 (~)(Ê)	87	83

See accompanying notes which are an integral part of the financial statements.

92 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Aramark Services, Inc. 1st Lien Term			Marriott Ownership Resorts, Inc. 1st
Loan B3			Lien Term Loan B
4.272% due 03/11/25 (~)(Ê)	48	47	4.772% due 08/29/25 (~)(Ê)	145	141
Atlantic Aviation FBO, Inc. Term Loan B			MGM Growth Properties Operating
6.130% due 11/29/25 (Ê)	20	20	Partnership, LP Term Loan B
			4.522% due 04/25/23 (~)(Ê)	146	140
Avolon LLC 1st Lien Term Loan B3			Michaels Stores, Inc. 1st Lien Term
4.470% due 01/15/25 (~)(Ê)	54	52
Beacon Roofing Supply, Inc. Term Loan			Loan B
B			5.008% due 01/28/23 (~)(Ê)	79	75
4.682% due 01/02/25 (~)(Ê)	100	95	MultiPlan, Inc. Term Loan B
Berry Plastics Group, Inc. 1st Lien Term			5.553% due 05/25/23 (~)(Ê)	101	95
Loan Q			Party City Holdings, Inc. 1st Lien Term
4.387% due 10/01/22 (~)(Ê)	54	52	Loan
Boyd Gaming Corp. Term Loan B			5.030% due 08/19/22 (~)(Ê)	71	68
4.666% due 09/15/23 (~)(Ê)	42	40	PetSmart, Inc. Term Loan B2
Brickman Group, Ltd. 1st Lien Term			5.380% due 03/10/22 (~)(Ê)	171	134
Loan B			Post Holdings, Inc. Incremental Term
5.010% due 08/10/25 (~)(Ê)	40	38	Loan B
Caesars Resort Collection LLC 1st Lien			4.510% due 05/24/24 (~)(Ê)	102	98
Term Loan B			Prime Security Services Borrower LLC
5.272% due 12/22/24 (~)(Ê)	110	105	Term Loan B1
Catalent Pharma Solutions, Inc. Term			5.272% due 05/02/22 (~)(Ê)	57	54
Loan B			Quikrete Holdings, Inc. 1st Lien Term
4.772% due 05/20/21 (~)(Ê)	44	42	Loan B
Change Healthcare Holdings LLC 1st			5.272% due 11/15/23 (~)(Ê)	84	80
Lien Term Loan B			Regionalcare Hospital Partners, Inc.
5.272% due 03/01/24 (~)(Ê)	33	31	Term Loan B
Charter Communications Operating LLC			0.000% due 11/16/25 (~)(Ê)(v)	60	57
1st Lien Term Loan B			Reynolds Group Holdings, Inc. 1st Lien
4.530% due 04/30/25 (~)(Ê)	38	37	Term Loan B
CityCenter Holdings LLC Term Loan B			5.272% due 02/05/23 (~)(Ê)	55	52
4.772% due 04/18/24 (~)(Ê)	22	21	RPI Finance Trust Term Loan B
			4.522% due 03/27/23 (~)(Ê)	60	58
CWGS Group LLC Term Loan			Scientific Games International, Inc. 1st
5.129% due 11/08/23 (~)(Ê)	69	62
Dell International LLC 1st Lien Term			Lien Term Loan B5
			5.250% due 08/14/24 (~)(Ê)	125	117
Loan B			Seattle SpinCo, Inc. 1st Lien Term Loan
4.530% due 09/07/23 (~)(Ê)	49	47
Envision Healthcare Corp. 1st Lien Term			B3
			5.022% due 06/21/24 (~)(Ê)	27	25
Loan B			Sprint Communications, Inc. 1st Lien
6.273% due 10/11/25 (~)(Ê)	130	121	Term Loan B
First Data Corp. 1st Lien Term Loan			5.063% due 02/02/24 (~)(Ê)	17	16
4.504% due 04/26/24 (~)(Ê)	84	80	SS&C Technologies, Inc. 1st Lien Term
Golden Nugget, Inc. 1st Lien Term Loan			Loan B5
B			0.000% due 04/16/25 (~)(Ê)(v)	210	198
5.236% due 10/04/23 (~)(Ê)	71	68	Sungard Availability Services Capital,
HCA, Inc. Term Loan B10			Inc. 1st Lien Term Loan B
4.522% due 03/07/25 (Ê)	98	96	12.572% due 10/01/22 (~)(Ê)	312	301
Hilton Worldwide Finance LLC Term			Texas Competitive Electric Holdings Co.
Loan B2			LLC Term Loan B
4.256% due 10/25/23 (~)(Ê)	95	91	0.000% due 12/14/23 (~)(Ê)(v)	10	10
Jaguar Holding Co. II 1st Lien Term			0.000% due 12/01/25 (~)(Ê)(v)	10	10
Loan			Trans Union LLC 1st Lien Term Loan B3
5.022% due 08/18/22 (~)(Ê)	72	68	4.522% due 04/09/23 (~)(Ê)	59	57
Level 3 Financing, Inc. Term Loan B			Univision Communications, Inc. Term
4.754% due 02/22/24 (~)(Ê)	100	95	Loan C5
M A Finance Co. LLC 1st Lien Term			5.272% due 03/15/24 (~)(Ê)	149	135
Loan B			UPC Financing Partnership 1st Lien
5.022% due 06/21/24 (~)(Ê)	4	4	Term Loan AR
MacDermid, Inc. Term Loan B6			4.955% due 01/15/26 (~)(Ê)	74	70
5.522% due 06/07/23 (~)(Ê)	414	411	Valeant Pharmaceuticals International,
			Inc. Term Loan B

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 93

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.379% due 05/17/25 (~)(Ê)	57	54	Series 2018-BIOA Class E
VICI Properties, Inc. 1st Lien Term			3.601% due 03/15/37 (Ê)(Þ)	1,575	1,535
Loan B			BX Trust
4.504% due 12/15/24 (~)(Ê)	26	25
Vistra Operations Co. LLC 1st Lien Term			Series 2018-BILT Class C
Loan B			3.675% due 05/15/35 (Ê)(Þ)	1,650	1,630
0.000% due 08/04/23 (~)(Ê)(v)	10	10	Series 2018-MCSF Class A
Western Digital Corp. 1st Lien Term			2.977% due 04/15/35 (Ê)(Þ)	1,036	1,016
Loan B4			BXP Trust
4.256% due 04/29/23 (~)(Ê)	42	40	Series 2017-GM Class A
XPO Logistics, Inc. Term Loan			3.379% due 06/13/39 (Þ)	416	406
4.509% due 02/23/25 (~)(Ê)	65	62	CFCRE Commercial Mortgage Trust
		4,212	Series 2016-C3 Class A3
Mortgage-Backed Securities - 24.5%			3.865% due 01/10/48	1,150	1,165
A10 Securitization LLC			CHL Mortgage Pass-Through Trust
Series 2017-AA Class B1			Series 2005-3 Class 1A2
0.071% due 05/15/36 (Þ)	961	936	1.814% due 04/25/35 (Ê)	8	8
American Home Mortgage Investment			Citigroup Commercial Mortgage Trust
Trust			Series 2013-375P Class A
Series 2004-4 Class 4A			3.251% due 05/10/35 (Þ)	380	379
3.844% due 02/25/45 (Ê)	17	17
Banc of America Commercial Mortgage			Series 2015-GC29 Class C
Trust			4.293% due 04/10/48 (~)(Ê)	100	98
Series 2007-2 Class AJ			Citigroup Mortgage Loan Trust, Inc.
5.634% due 04/10/49 (~)(Ê)	43	26	Series 2005-2 Class 1A2A
Banc of America Funding Trust			3.131% due 05/25/35 (~)(Ê)	351	358
Series 2005-D Class A1			Series 2005-11 Class A2A
3.509% due 05/25/35 (~)(Ê)	374	390	3.630% due 10/25/35 (Ê)	7	7
Series 2006-6 Class 2A1			Series 2015-2 Class 5A1
6.000% due 08/25/36	900	866	0.444% due 03/25/47 (Ê)(Þ)	264	261
Bayview Commercial Asset Trust			Cold Storage Trust
Series 2007-2A Class A1			Series 2017-ICE3 Class D
1.507% due 07/25/37 (Ê)(Þ)	1,104	1,038	3.094% due 04/15/24 (Ê)(Þ)	510	504
BCAP LLC Trust			Commercial Mortgage Trust
Series 2010-RR7 Class 3A12			Series 2013-300P Class A1
2.798% due 08/26/35 (~)(Ê)(Þ)	930	835	4.353% due 08/10/30 (Þ)	390	410
Series 2011-R11 Class 15A1			Series 2013-CR6 Class B
3.400% due 10/26/33 (~)(Ê)(Þ)	98	100	3.397% due 03/10/46 (Þ)	211	209
Series 2011-R11 Class 20A5			Series 2013-CR9 Class ASB
3.411% due 03/26/35 (~)(Ê)(Þ)	27	27	3.834% due 07/10/45	777	792
Bear Stearns Alternative-A Trust			Series 2014-277P Class A
Series 2005-2 Class 1M1			3.732% due 08/10/49 (Ê)(Þ)	410	416
1.342% due 03/25/35 (Ê)	900	865	Series 2015-LC19 Class A4
Series 2005-4 Class 24A1			3.183% due 02/10/48	1,629	1,606
3.031% due 05/25/35 (~)(Ê)	347	357	Series 2016-GCT Class A
Bear Stearns ARM Trust			2.681% due 08/10/29 (Þ)	140	138
Series 2004-3 Class 2A			Countrywide Alternative Loan Trust
3.063% due 07/25/34 (~)(Ê)	147	147	Series 2007-16CB Class 1A5
Bear Stearns Commercial Mortgage			1.156% due 08/25/37 (Ê)	484	404
Securities Trust			Credit Suisse Mortgage Capital
Series 2007-T26 Class AM			Certificates
5.513% due 01/12/45 (~)(Ê)	91	92	Series 2017-CHOP Class G
Benchmark Mortgage Trust			6.446% due 07/15/32 (Ê)(Þ)	600	600
Series 2018-B7 Class A4			Credit Suisse Mortgage Trust
4.510% due 11/15/51	1,567	1,667	Series 2018-J1 Class A2
Series 2018-B8 Class A5			3.500% due 02/25/48 (~)(Ê)(Þ)	1,220	1,177
4.232% due 01/15/52	2,315	2,411	DBJPM Mortgage Trust
Blackstone Commercial Mortgage Trust			Series 2016-C3 Class A5

See accompanying notes which are an integral part of the financial statements.

94 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.890% due 09/10/49	240	229	5.500% due 2056	301	323
Deutsche Mortgage Securities, Inc. Re-			3.500% due 2057	917	914
REMIC Trust			4.000% due 2057	174	177
Series 2007-WM1 Class A1			4.500% due 2057	280	291
4.078% due 06/27/37 (~)(Ê)(Þ)	489	493	15 Year TBA(Ï)
Fannie Mae			3.500%	3,200	3,239
4.000% due 2020	18	19	30 Year TBA(Ï)
5.500% due 2020	4	4	3.000%	7,515	7,333
4.250% due 2021	395	406	3.500%	7,875	7,877
4.283% due 2021	527	541	4.000%	900	918
2.500% due 2022	204	203	4.500%	5,100	5,284
5.500% due 2022	33	33	Fannie Mae Connecticut Avenue
2.000% due 2023	790	786	Securities
2.500% due 2024	366	366	Series 2014-C02 Class 1M2
4.500% due 2024	4	4	3.134% due 05/25/24 (Ê)	882	924
2.500% due 2025	276	277	Series 2014-C03 Class 1M2
4.000% due 2025	11	12	4.621% due 07/25/24 (Ê)	673	708
4.500% due 2025	167	173	Series 2014-C04 Class 1M2
4.000% due 2026	123	126	6.138% due 11/25/24 (Ê)	898	1,003
3.030% due 2027	475	471	Series 2016-C04 Class 1M2
3.040% due 2027	825	808	4.726% due 01/25/29 (Ê)	50	55
2.560% due 2028	370	350	Series 2016-C06 Class 1M1
3.625% due 2028	585	596	2.538% due 04/25/29 (Ê)	769	772
3.500% due 2030	128	129	Fannie Mae REMIC Trust
2.600% due 2031	375	340	Series 2004-W5 Class A1
5.000% due 2031	126	132	6.000% due 02/25/47	174	193
6.000% due 2032	26	28	Fannie Mae REMICS
3.000% due 2033	1,059	1,055	Series 1999-56 Class Z
3.500% due 2033	802	817	7.000% due 12/18/29	11	12
5.000% due 2033	6	6
3.500% due 2034	167	170	Series 2005-24 Class ZE
			5.000% due 04/25/35	237	252
5.500% due 2034	21	22
4.500% due 2035	474	497	Series 2009-96 Class DB
			4.000% due 11/25/29	173	180
3.000% due 2037	93	92
5.500% due 2037	126	135	Series 2012-35 Class SC
5.500% due 2038	533	575	Interest Only STRIP
6.000% due 2039	48	52	5.266% due 04/25/42 (Ê)	26	4
4.000% due 2040	315	325	Series 2012-55 Class PC
5.500% due 2040	637	686	3.500% due 05/25/42	700	709
6.000% due 2040	145	158	Series 2013-54 Class BS
4.000% due 2041	538	553	Interest Only STRIP
6.000% due 2041	154	168	4.918% due 06/25/43 (Ê)	113	21
3.500% due 2043	1,217	1,225	Series 2013-124 Class SB
4.000% due 2044	1,085	1,122	Interest Only STRIP
3.500% due 2045	1,713	1,719	4.718% due 12/25/43 (Ê)	124	22
3.000% due 2046	584	571	Series 2016-23 Class ST
4.000% due 2046	1,758	1,803	Interest Only STRIP
4.500% due 2046	545	573	5.547% due 11/25/45 (Ê)	415	72
3.000% due 2047	955	934	Series 2016-61 Class BS
3.500% due 2047	650	651	Interest Only STRIP
4.000% due 2047	2,092	2,134	5.613% due 09/25/46 (Ê)	366	48
4.500% due 2047	2,446	2,535	Series 2017-76 Class SB
4.000% due 2048	2,989	3,049	Interest Only STRIP
4.500% due 2048	12,535	12,991	4.866% due 10/25/57 (Ê)	402	69
5.000% due 2048	687	721	Series 2017-85 Class SC
4.000% due 2056	1,277	1,304	Interest Only STRIP
4.500% due 2056	320	334	4.963% due 11/25/47 (Ê)	79	12

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 95

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fannie Mae-Aces			3.023% due 01/25/25	1,020	1,017
Series 2014-M13 Class AB2			Series 2015-K046 Class A2
2.951% due 08/25/24 (~)(Ê)	132	134	3.205% due 03/25/25	400	403
Series 2015-M11 Class A1			Series 2016-K052 Class A2
2.097% due 04/25/25	58	57	3.151% due 11/25/25	1,110	1,112
Series 2016-M2 Class ABV2			Series 2016-K053 Class A2
2.131% due 01/25/23	359	350	2.995% due 12/25/25	390	387
Series 2016-M3 Class ASQ2			Series 2016-K058 Class X1
2.263% due 02/25/23	832	819	Interest Only STRIP
Series 2016-M6 Class AB2			0.930% due 08/25/26 (~)(Ê)	4,126	243
2.395% due 05/25/26	1,015	980	Freddie Mac REMICS
Series 2016-M7 Class AV2			Series 2003-2624 Class QH
2.157% due 10/25/23	2,035	1,984	5.000% due 06/15/33	80	87
FDIC Trust			Series 2006-R006 Class ZA
Series 2010-R1 Class A			6.000% due 04/15/36	308	344
2.184% due 05/25/50 (Þ)	126	126	Series 2006-R007 Class ZA
Federal Home Loan Bank			6.000% due 05/15/36	254	283
2.125% due 02/11/20	70	70	Series 2009-3569 Class NY
Flagstar Mortgage Trust			5.000% due 08/15/39	1,400	1,514
Series 2017-2 Class A5			Series 2010-3632 Class PK
3.500% due 10/25/47 (~)(Ê)(Þ)	995	990	5.000% due 02/15/40	172	183
Series 2018-2 Class A4			Series 2010-3653 Class B
3.500% due 04/25/48 (~)(Ê)(Þ)	562	550	4.500% due 04/15/30	254	268
Freddie Mac			Series 2011-3973 Class SA
4.500% due 2020	2	2	Interest Only STRIP
2.000% due 2028	1,305	1,281	5.331% due 12/15/41 (Ê)	383	69
3.500% due 2030	127	129	Series 2012-4010 Class KM
4.500% due 2034	173	181	3.000% due 01/15/42	131	131
3.000% due 2038	189	186	Series 2018-4813 Class CJ
5.500% due 2038	394	427	3.000% due 08/15/48	193	187
6.000% due 2038	82	90	Freddie Mac Strips
5.000% due 2040	250	264	Series 2014-334 Class S7
4.000% due 2041	1,321	1,360	Interest Only STRIP
4.500% due 2041	247	259	5.592% due 08/15/44 (Ê)	180	33
5.500% due 2041	253	273	Series 2016-353 Class S1
3.500% due 2043	1,015	1,025	Interest Only STRIP
4.000% due 2044	614	630	4.773% due 12/15/46 (Ê)	83	14
3.500% due 2045	1,766	1,776	Freddie Mac Structured Agency Credit
4.000% due 2045	1,360	1,390	Risk Debt Notes
3.000% due 2046	327	319	Series 2014-HQ2 Class M3
4.000% due 2046	1,568	1,607	5.302% due 09/25/24 (Ê)	522	574
4.500% due 2046	268	278	Series 2015-DN1 Class M3
3.000% due 2047	1,215	1,186	4.331% due 01/25/25 (Ê)	827	879
4.000% due 2047	422	431	Series 2015-DNA2 Class M2
4.000% due 2048	2,730	2,783	3.838% due 12/25/27 (Ê)	298	302
4.500% due 2048	4,430	4,589	Series 2015-DNA3 Class M3
5.000% due 2048	995	1,043	5.133% due 04/25/28 (Ê)	1,330	1,535
30 Year TBA(Ï)			Series 2015-DNA3 Class M3F
4.000%	1,100	1,121	5.321% due 04/25/28 (Ê)	760	864
4.500%	10,580	10,956	Series 2015-HQA2 Class M2
Freddie Mac Multifamily Structured			4.038% due 05/25/28 (Ê)	508	518
Pass-Through Certificates			Series 2017-DNA1 Class M2
Series 2013-K024 Class A2			4.028% due 07/25/29 (Ê)	740	778
2.573% due 09/25/22	1,530	1,512
			Series 2017-DNA2 Class B1
Series 2013-K029 Class A2			6.144% due 10/25/29 (Ê)	510	571
3.320% due 02/25/23 (~)(Ê)	1,450	1,470
Series 2015-K045 Class A2

See accompanying notes which are an integral part of the financial statements.

96 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Freddie Mac Whole Loan Securities			Series 2018-SRP5 Class A
Trust			3.755% due 09/15/31 (Ê)(Þ)	490	487
Series 2016-SC01 Class M1			Hilton USA Trust
3.883% due 07/25/46 (~)(Ê)	119	116	Series 2016-HHV Class D
Ginnie Mae I			4.194% due 11/05/38 (~)(Ê)(Þ)	1,240	1,211
2.140% due 2023	387	375
2.730% due 2032	424	404	Series 2016-HHV Class E
			4.194% due 11/05/38 (~)(Ê)(Þ)	600	565
3.500% due 2048	96	97
			Series 2016-SFP Class A
Ginnie Mae II			2.828% due 11/05/35 (Þ)	226	222
3.500% due 2044	108	109
3.000% due 2047	4,010	3,947	HMH Trust
3.500% due 2047	373	376	Series 2017-NSS Class E
3.000% due 2048	1,407	1,385	6.292% due 07/05/31 (Þ)	1,170	1,132
4.500% due 2048	685	710	IndyMac Mortgage Loan Trust
5.000% due 2048	6,954	7,254	Series 2007-FLX3 Class A1
			1.474% due 06/25/37 (Ê)	240	236
30 Year TBA(Ï)			JPMorgan Chase Commercial Mortgage
3.500%	200	201	Securities Trust
4.000%	300	307	Series 2004-LN2 Class B
4.500%	2,860	2,959	5.462% due 07/15/41 (~)(Ê)	127	127
5.000%	2,400	2,497	Series 2015-MAR7 Class E
Ginnie Mae REMICS			5.962% due 06/05/32 (Þ)	500	492
Series 2012-135 Class IO			Series 2016-NINE Class A
Interest Only STRIP			2.854% due 10/06/38 (~)(Ê)(Þ)	394	374
0.615% due 01/16/53 (~)(Ê)	1,861	67	JPMorgan Mortgage Trust
Series 2013-53 Class OI			Series 2015-3 Class A5
Interest Only STRIP			3.500% due 05/25/45 (~)(Ê)(Þ)	346	343
3.500% due 04/20/43	872	127	Series 2016-4 Class A5
Series 2016-21 Class ST			3.500% due 10/25/46 (~)(Ê)(Þ)	408	404
Interest Only STRIP			Series 2017-2 Class A5
5.638% due 02/20/46 (Ê)	263	44	3.500% due 05/25/47 (~)(Ê)(Þ)	494	488
Series 2016-51 Class NS			Series 2017-3 Class 1A5
Interest Only STRIP			3.500% due 08/25/47 (~)(Ê)(Þ)	897	886
5.518% due 04/20/46 (Ê)	130	20	Series 2018-3 Class A1
Series 2018-108 Class A			3.500% due 04/25/48 (~)(Ê)(Þ)	709	695
3.250% due 05/16/59 (~)(Ê)	50	49	Series 2018-4 Class A1
Series 2018-123 Class AH			3.500% due 10/25/48 (~)(Ê)(Þ)	274	268
3.250% due 09/16/52	20	20	Series 2018-5 Class A1
Series 2018-130 Class A			3.500% due 10/25/48 (~)(Ê)(Þ)	927	909
3.250% due 05/16/59	50	49	Series 2018-8 Class A15
Grace Mortgage Trust			4.000% due 01/25/49 (~)(Ê)(Þ)	668	673
Series 2014-GRCE Class A			Series 2018-8 Class A5
3.369% due 06/10/28 (Þ)	393	394	4.000% due 01/25/49 (~)(Ê)(Þ)	3,786	3,804
GS Mortgage Securities Corp. Trust			Series 2018-9 Class A15
Series 2018-CHLL Class D			4.000% due 09/25/48 (~)(Ê)(Þ)	444	447
3.238% due 02/15/37 (Ê)(Þ)	332	332	LB-UBS Commercial Mortgage Trust
GS Mortgage Securities Trust			Series 2005-C7 Class F
Series 2012-GCJ7 Class A4			5.350% due 11/15/40 (~)(Ê)	239	241
3.377% due 05/10/45	1,137	1,141	Series 2007-C6 Class AM
Series 2013-GC14 Class AAB			6.114% due 07/15/40 (~)(Ê)	16	16
3.817% due 08/10/46	439	445	ML-CFC Commercial Mortgage Trust
Series 2013-GC14 Class AS			Series 2007-5 Class AJ
4.507% due 08/10/46 (Þ)	235	246	5.450% due 08/12/48 (~)(Ê)	205	148
Series 2015-GS1 Class C			Series 2007-5 Class AJFL
4.570% due 11/10/48 (~)(Ê)	180	178	5.450% due 08/12/48 (~)(Ê)(Þ)	205	148
Series 2016-GS2 Class A4			Morgan Stanley Bank of America Merrill
3.050% due 05/10/49 (Æ)	1,342	1,298	Lynch Trust

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 97

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-C24 Class A4			Structured Adjustable Rate Mortgage
3.732% due 05/15/48	835	844	Loan Trust
Series 2015-C26 Class A3			Series 2006-5 Class 3A
3.211% due 10/15/48	875	877	3.101% due 06/25/36 (~)(Ê)	1,359	1,108
Series 2016-C31 Class A1			Tharaldson Hotel Portfolio Trust
1.511% due 11/15/21	284	277	Series 2018-THL Class A
Morgan Stanley Capital I Trust			2.300% due 11/11/34 (Ê)(Þ)	260	258
Series 2011-C3 Class A4			Towd Point Mortgage Trust
4.118% due 07/15/49	115	118	Series 2017-3 Class A1
			2.750% due 06/25/57 (~)(Ê)(Þ)	572	557
Series 2015-MS1 Class A4			Washington Mutual Mortgage Pass-
3.779% due 05/15/48 (~)(Ê)	200	203	Through Certificates Trust
Series 2016-UBS9 Class A4			Series 2003-AR7 Class A7
3.594% due 03/15/49	205	205	3.130% due 08/25/33 (~)(Ê)	66	68
Series 2018-BOP Class E			Series 2004-AR4 Class A6
4.405% due 06/15/35 (Ê)(Þ)	1,732	1,706	4.111% due 06/25/34 (~)(Ê)	620	631
Series 2018-SUN Class E			Series 2005-10 Class 3CB1
4.405% due 07/15/35 (Ê)(Þ)	1,955	1,925	6.000% due 11/25/35	975	895
Morgan Stanley Mortgage Capital
Holdings LLC Trust			Series 2005-AR9 Class A1A
Series 2017-237P Class D			2.261% due 07/25/45 (Ê)	339	339
3.865% due 09/13/39 (Þ)	1,500	1,410	Series 2005-AR11 Class A1A
Series 2017-237P Class XA			0.844% due 08/25/45 (Ê)	658	653
Interest Only STRIP			Series 2006-AR1 Class 2A1A
0.467% due 09/13/39 (~)(Ê)(Þ)	8,761	244	1.594% due 01/25/46 (Ê)	438	440
Series 2017-237P Class XB			Wells Fargo Commercial Mortgage Trust
Interest Only STRIP			Series 2015-NXS1 Class A5
0.051% due 09/13/39 (~)(Ê)(Þ)	5,418	40	3.148% due 05/15/48	1,864	1,830
MSCG Trust			Series 2017-RB1 Class XA
Series 2015-ALDR Class A2			Interest Only STRIP
3.577% due 06/07/35 (~)(Ê)(Þ)	255	247	1.288% due 03/15/50 (~)(Ê)	1,968	161
			Wells Fargo Mortgage Backed Securities
Nomura Resecuritization Trust			Trust
Series 2015-4R Class 1A14			Series 2004-P Class 2A1
0.590% due 03/26/47 (Ê)(Þ)	1,290	882	3.538% due 09/25/34 (~)(Ê)	113	116
One Market Plaza Trust			Series 2006-AR2 Class 2A1
Series 2017-1MKT Class C			3.257% due 03/25/36 (~)(Ê)	445	452
4.016% due 02/10/32 (Þ)	217	215	Series 2006-AR5 Class 1A1
Series 2017-1MKT Class D			3.337% due 04/25/36 (~)(Ê)	1,537	1,549
4.146% due 02/10/32 (Þ)	500	488	WFRBS Commercial Mortgage Trust
Series 2017-1MKT Class E			Series 2014-C19 Class A3
4.142% due 02/10/32 (Þ)	595	571	3.660% due 03/15/47	500	504
RBS Commercial Funding, Inc. Trust			WinWater Mortgage Loan Trust
Series 2013-GSP Class A			Series 2014-1 Class A1
3.961% due 01/13/32 (~)(Ê)(Þ)	200	205	3.926% due 06/20/44 (~)(Ê)(Þ)	671	667
Residential Accredit Loans, Inc.			Worldwide Plaza Trust
Series 2006-QO7 Class 2A1			Series 2017-WWP Class A
1.464% due 09/25/46 (Ê)	1,023	910	3.526% due 11/10/36 (Þ)	452	446
Residential Asset Securitization Trust					215,324
Series 2003-A15 Class 1A2			Municipal Bonds - 0.3%
1.684% due 02/25/34 (Ê)	22	20	Municipal Electric Authority of Georgia
Sequoia Mortgage Trust			Revenue Bonds
Series 2015-1 Class A1			6.637% due 04/01/57	665	703
3.500% due 01/25/45 (~)(Ê)(Þ)	620	611	7.055% due 04/01/57	325	365
SG Commercial Mortgage Securities			Tender Option Bond Trust Receipts /
Trust			Certificates Revenue Bonds
Series 2016-C5 Class A4			1.000% due 07/01/20 (~)(Ê)	500	500
3.055% due 10/10/48	475	457	3.020% due 10/29/27 (~)(Ê)(Þ)	1,120	1,120

See accompanying notes which are an integral part of the financial statements.

98 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
			2,688	10.000% due 11/20/36	MXN	16,152	905
Non-US Bonds - 3.3%				8.500% due 11/18/38	MXN	9,100	446
Argentine Republic Government				Series M
International Bond				8.000% due 06/11/20	MXN	15,200	768
18.200% due 10/03/21	ARS	5,600	120	6.500% due 06/10/21	MXN	740	36
Series POM				7.750% due 05/29/31	MXN	2,940	138
59.257% due 06/21/20 (Ê)	ARS	450	13	7.750% due 11/13/42	MXN	46,399	2,085
Australia Government International				8.000% due 11/07/47	MXN	4,880	224
Bond				New Zealand Government International
Series 126				Bond
4.500% due 04/15/20	AUD	2,330	1,694	Series 0423
Series 133				5.500% due 04/15/23	NZD	1,549	1,195
5.500% due 04/21/23	AUD	990	800	Series 0521
Series 140				6.000% due 05/15/21	NZD	3,120	2,301
4.500% due 04/21/33	AUD	1,040	911	Series 0925
Brazil Notas do Tesouro Nacional				2.000% due 09/20/25	NZD	410	312
Series NTNB				Peru Government International Bond
6.000% due 05/15/45	BRL	197	185	5.700% due 08/12/24	PEN	3,740	1,150
Series NTNF				6.900% due 08/12/37	PEN	2,670	848
10.000% due 01/01/21	BRL	3,205	865	Poland Government International Bond
10.000% due 01/01/23	BRL	2,273	614	Series 0721
10.000% due 01/01/25	BRL	2,119	571	1.750% due 07/25/21	PLN	1,032	276
10.000% due 01/01/27	BRL	165	45	Series 0725
Colombian TES				3.250% due 07/25/25	PLN	907	254
Series B				Series 0922
10.000% due 07/24/24	COP	6,809,400	2,466	5.750% due 09/23/22	PLN	2,062	626
6.000% due 04/28/28	COP	703,400	205	Russian Federal Bond - OFZ
Ireland Government International Bond				Series 6207
5.400% due 03/13/25	EUR	1,220	1,826	8.150% due 02/03/27	RUB	48,740	686
Japan Government 10 Year International				Series 6212
Bond				7.050% due 01/19/28	RUB	2,430	32
Series 348
10.000% due 09/20/27	JPY	73,350	679	Series 6219
				7.750% due 09/16/26	RUB	31,660	436
Malaysia Government International Bond				Singapore Government International
Series 0111				Bond
4.160% due 07/15/21	MYR	150	37	2.000% due 07/01/20	SGD	350	257
Series 0114				2.250% due 06/01/21	SGD	540	400
4.181% due 07/15/24	MYR	540	132	1.250% due 10/01/21	SGD	250	181
Series 0116				3.125% due 09/01/22	SGD	290	222
3.800% due 08/17/23	MYR	3,100	748	2.750% due 07/01/23	SGD	470	357
Series 0117				3.000% due 09/01/24	SGD	380	295
3.882% due 03/10/22	MYR	428	104	2.375% due 06/01/25	SGD	400	301
Series 0215				2.125% due 06/01/26	SGD	1,298	964
3.795% due 09/30/22	MYR	1,220	295	3.500% due 03/01/27	SGD	423	347
Series 0314							29,324
4.048% due 09/30/21	MYR	610	149	United States Government Treasuries - 29.2%
Series 0315				United States Treasury Inflation Indexed
3.659% due 10/15/20	MYR	1,274	309	Bonds
Series 0517				1.375% due 01/15/20		9,302	9,243
3.441% due 02/15/21	MYR	432	104	0.125% due 04/15/21		10,136	9,856
Series 0613				0.625% due 04/15/23		1,812	1,782
3.889% due 07/31/20	MYR	230	56	0.375% due 07/15/23		11,020	10,776
Mexican Bonos				0.375% due 07/15/25		6,652	6,413
				0.750% due 07/15/28		7,782	7,618
Series M 20				3.375% due 04/15/32		6,076	7,792
10.000% due 12/05/24	MXN	630	34
7.500% due 06/03/27	MXN	6,762	320	0.750% due 02/15/45		4,360	3,899
				1.000% due 02/15/46		608	577
Series M 30

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 99

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
0.875% due 02/15/47		4,326		3,972	Feb 2019 97.00 Put (52)	USD	12,610	(ÿ)	1
United States Treasury Notes					Swaption
1.375% due 05/31/20		15,365		15,116	(Counterparty, Fund Receives/Fund
1.375% due 05/31/21		10,425		10,155	Pays, Notional, Termination Date)
1.125% due 06/30/21		13,160		12,735	(BNP Paribas, USD 0.6152%/USD CDX
2.875% due 10/15/21		10		10	NA Investment Grate Index, USD 1,460,
					12/20/23)
1.250% due 10/31/21		14,205		13,730	Feb 2019 80.00 Call (1)	USD	1,460	(ÿ)	2
1.875% due 08/31/22		280		274	Total Options Purchased
1.750% due 05/15/23		23,075		22,360
1.625% due 10/31/23		14,820		14,224	(cost $22)				36
2.875% due 11/30/23		670		682
2.625% due 12/31/23		205		206	Short-Term Investments - 11.3%
2.000% due 06/30/24		610		593	Altria Group, Inc.
2.500% due 01/31/25		8,110		8,079
2.000% due 02/15/25		180		174	9.250% due 08/06/19		434		447
2.875% due 04/30/25		26,590		27,058	American Express Credit Corp.
2.125% due 05/15/25		2,655		2,584	1.875% due 05/03/19		210		209
2.000% due 08/15/25		4,188		4,039	Argentina Letras del Tesoro Bills
3.000% due 10/31/25		800		821	0.010% due 02/28/19	ARS	1,000		31
2.250% due 11/15/25		2,500		2,446	Argentine Republic Government
2.625% due 12/31/25		1,160		1,163	International Bond
1.625% due 02/15/26		2,148		2,012	Series NY
1.625% due 05/15/26		1,870		1,747	3.750% due 03/31/19 (Ê)		70		38
1.500% due 08/15/26		1,915		1,768
2.375% due 05/15/27		2,325		2,278	AT&T, Inc.
2.250% due 08/15/27		850		823	3.441% due 03/11/19 (Ê)		900		900
2.250% due 11/15/27		5,990		5,791	Banco Santander SA
2.750% due 02/15/28		1,730		1,740	2.559% due 02/01/19 (ç)(~)		1,550		1,546
2.875% due 05/15/28		1,151		1,169	Bank of America Corp.
3.125% due 11/15/28		1,840		1,909	Series L
4.375% due 02/15/38		1,810		2,220
4.500% due 05/15/38		1,815		2,262	2.600% due 01/15/19		8		8
3.750% due 11/15/43		1,815		2,053	Bank of New York Mellon (The)
3.375% due 05/15/44		1,400		1,494	1.173% due 01/02/19 (ç)(~)		600		600
3.125% due 08/15/44		645		660	Bank of Nova Scotia (The)
2.500% due 02/15/45		1,810		1,643	3.438% due 06/14/19 (Ê)		1,300		1,302
2.875% due 08/15/45		4,740		4,625	BMW US Capital LLC
3.000% due 11/15/45		1,587		1,587
3.000% due 05/15/47		3,365		3,356	1.500% due 04/11/19 (Þ)		840		837
2.750% due 08/15/47		9,415		8,933	BNZ International Funding, Ltd.
2.750% due 11/15/47		2,475		2,346	2.530% due 10/15/19 (Ê)(~)		1,000		999
3.000% due 02/15/48		2,050		2,043	Canadian Imperial Bank of Commerce
3.125% due 05/15/48		720		735	Series YCD
3.000% due 08/15/48		2,290		2,283	2.812% due 02/04/19 (ç)(Ê)(~)		500		500
3.375% due 11/15/48		2,570		2,753
					2.647% due 05/29/19 (Ê)(~)		500		500
				256,607
Total Long-Term Investments					Canadian Oil Sands, Ltd.
					7.750% due 05/15/19 (Þ)		450		457
(cost $814,018)				804,425
					Commonwealth Bank of Australia

Options Purchased - 0.0%					5.000% due 10/15/19 (Þ)		30		30
(Number of Contracts)					Continental Airlines Pass-Through Trust
Cross Currency Options					Series 991A Class A
(USD/JPY)					6.545% due 02/02/19		41		41
Jan 2019 111.75 Put (1,600,000)	USD	1,600	(ÿ)	33	Daimler Finance NA LLC
Eurodollar 1 Year Mid-
Curve Options					1.750% due 10/30/19 (Þ)		720		710
					Dell International LLC / EMC Corp.

See accompanying notes which are an integral part of the financial statements.

100 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
3.480% due 06/01/19 (Þ)		150	150	2.749% due 07/21/19 (Ê)	480		481
Discovery Communications LLC				Regency Markets No. 1 LLC
5.625% due 08/15/19		258	261	2.473% due 01/15/19 (ç)(~)	800		799
EnLink Midstream Partners, LP				Royal Bank of Scotland Group PLC
2.700% due 04/01/19		405	402	6.400% due 10/21/19	180		184
Exxon Mobil Corp.				Shell International Finance BV
2.938% due 03/15/19 (Ê)		800	800	1.375% due 05/10/19	445		443
Fannie Mae				Teva Pharmaceutical Finance
2.680% due 04/01/19		119	118	Netherlands III BV
Federal Home Loan Bank Discount				1.700% due 07/19/19	30		30
Notes				Toyota Motor Credit Corp.
0.000% due 01/02/19 (ç)(~)		350	350	2.754% due 11/14/19 (Ê)	1,250		1,248
1.709% due 01/04/19 (ç)(~)		770	770	U. S. Cash Management Fund(@)	58,424,345	(8)	58,419
Ford Motor Credit Co.				United States Treasury Bills
3.472% due 04/15/19 (~)		1,595	1,579	0.000% due 01/02/19 (~)	1,500		1,500
Honda Auto Receivables Owner Trust				0.774% due 01/03/19 (~)	5,773		5,773
Series 2015-4 Class A3				2.407% due 02/28/19 (~)	2,645		2,635
1.230% due 09/23/19		19	19	2.431% due 03/28/19 (~)	2,690		2,675
Series 2017-2 Class A2				2.489% due 04/25/19 (~)	2,656		2,636
1.460% due 10/15/19		27	27	2.528% due 05/23/19 (~)	2,221		2,199
ING US Funding LLC				US Bancorp
2.525% due 04/12/19 (Ê)(~)		1,200	1,200	Series MTN
International Business Machines Corp.				2.890% due 04/25/19 (Ê)	1,000		1,000
2.988% due 02/12/19 (Ê)		220	220	Volkswagen Group of America Finance
JPMorgan Securities LLC				LLC
2.489% due 02/01/19 (ç)(~)		1,220	1,217	2.450% due 11/20/19 (Þ)	425		421
Malaysia Government International Bond				Total Short-Term Investments
Series 0414				(cost $99,226)			99,154
3.654% due 10/31/19	MYR	1,060	257
Series 0515				Total Investments 102.8%
3.759% due 03/15/19	MYR	110	27	(identified cost $913,266)			903,615
Series 0902
4.378% due 11/29/19	MYR	220	54	Other Assets and Liabilities,
Mizuho Bank, Ltd.				Net - (2.8%)			(24,954)
Series YCD
3.197% due 10/01/19 (Ê)(~)		500	501	Net Assets - 100.0%			878,661
Morgan Stanley
5.625% due 09/23/19		200	203
National Bank of Canada
Series YCD
2.791% due 05/08/19 (Ê)(~)		650	650
Northwest Airlines Pass-Through Trust
Series 07-1
7.027% due 11/01/19		342	351
Philip Morris International, Inc.
1.875% due 11/01/19		170	170
Procter & Gamble Co. (The)
2.811% due 11/01/19 (Ê)		230	230
Province of Quebec Canada

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 101

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
8.2%
1011778 B. C. Unlimited Liability Co. / New Red Finance, Inc.	08/08/17	50,000	100.00	50	46
ABB Treasury Center, Inc.	05/02/18	231,000	101.89	235	236
Abu Dhabi Government International Bond	10/03/17	200,000	99.75	199	194
Alcoa Nederland Holding BV	09/28/17	200,000	109.29	219	203
Alimentation Couche-Tard, Inc.	09/19/17	220,000	101.03	222	206
Allison Transmission, Inc.	10/18/16	110,000	101.91	112	106
ALROSA Finance SA	11/01/18	198,000	106.10	210	209
Ambac Assurance Corp.	02/09/17	881	164.26	1	1
Ambac LSNI LLC	02/09/17	3,396,514	98.51	3,439	3,402
American Tower Trust	01/05/17	270,000	100.00	270	266
Anglo American Capital PLC	09/06/17	200,000	99.95	200	189
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	11/08/18	470,000	94.50	444	444
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	11/08/18	70,000	95.56	67	65
Apollo Management Holdings, LP	05/24/16	275,000	99.93	275	278
Apollo Management Holdings, LP	02/26/18	155,000	99.60	154	155
Apollo Management Holdings, LP	03/08/18	485,000	99.89	484	466
Athene Global Funding	04/17/17	920,000	100.03	920	911
Australia & New Zealand Banking Group, Ltd.	07/11/17	1,000,000	100.07	1,001	999
AXA Equitable Holdings, Inc.	04/17/18	400,000	99.71	399	351
Bacardi, Ltd.	04/24/18	420,000	99.57	418	380
Banco de Bogota SA	09/22/17	223,000	100.88	225	205
Bangkok Bank PCL	11/09/18	219,000	99.24	217	221
Banistmo SA	12/07/17	250,000	100.40	251	238
BAT International Finance PLC	09/20/17	257,000	100.87	259	252
Bayer US Finance II LLC	06/18/18	210,000	99.30	209	201
Bayer US Finance II LLC	06/19/18	624,000	100.09	625	619
Bayer US Finance II LLC	08/14/18	350,000	89.63	314	289
Bayer US Finance LLC	06/18/18	963,000	96.74	930	908
Beacon Escrow Corp.	10/30/17	20,000	101.20	20	18
Berry Global, Inc.	08/20/18	10,000	93.76	9	9
Bharti Airtel, Ltd.	10/19/16	200,000	102.52	205	182
BMW US Capital LLC	06/15/16	840,000	100.02	840	837
BMW US Capital LLC	03/30/17	300,000	100.00	300	298
BMW US Capital LLC	03/20/18	20,000	96.52	19	19
BMW US Capital LLC	04/05/18	280,000	99.94	280	278
BNP Paribas SA	05/29/18	200,000	94.94	190	187
BNP Paribas SA	08/07/18	200,000	99.48	199	195
BOC Aviation, Ltd.	12/08/17	241,000	100.30	242	240
Braskem America Finance Co.	06/19/18	25,000	108.41	27	27
Braskem Netherlands Finance BV	10/04/17	305,000	99.09	302	282
Braskem Netherlands Finance BV	10/04/17	485,000	99.26	481	460
BX Trust	06/01/18	1,036,000	99.12	1,027	1,016
Canadian Oil Sands, Ltd.	03/22/16	450,000	100.56	453	457
Canadian Oil Sands, Ltd.	04/25/16	680,000	99.54	677	682
Carlyle Holdings II Finance LLC	02/09/17	195,000	96.89	189	193
CCO Holdings LLC / CCO Holdings Capital Corp.	04/13/15	50,000	100.00	50	49
CCO Holdings LLC / CCO Holdings Capital Corp.	06/13/16	110,000	101.46	112	105
CCO Holdings LLC / CCO Holdings Capital Corp.	06/14/18	30,000	93.66	28	28
CCO Holdings LLC / CCO Holdings Capital Corp.	08/14/18	80,000	95.44	76	75
Cencosud SA	09/06/18	263,000	91.98	242	228
Centene Corp.	08/24/18	20,000	103.49	21	19
Cigna Corp.	09/06/18	60,000	100.00	60	60
Cigna Corp.	09/06/18	320,000	99.84	319	317
Cigna Corp.	09/06/18	110,000	99.87	110	111
Cigna Corp.	09/06/18	375,000	99.92	375	375
Cigna Corp.	09/06/18	2,190,000	99.93	2,190	2,180
Cigna Corp.	09/06/18	150,000	99.95	150	149
Commonwealth Bank of Australia	06/14/16	30,000	102.59	31	30
Commonwealth Bank of Australia	07/06/17	140,000	99.64	139	131
CommScope Technologies LLC	03/02/17	30,000	100.00	30	24
Cott Holdings, Inc.	03/08/17	60,000	100.00	60	57
Cox Communications, Inc.	05/31/17	635,000	110.05	699	669
Cox Communications, Inc.	05/15/18	290,000	97.56	283	283

See accompanying notes which are an integral part of the financial statements.

102 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Credit Suisse Group AG	01/10/17	505,000	98.23	496	477
DAE Funding LLC	11/01/18	50,000	100.00	50	50
Daimler Finance NA LLC	10/26/16	720,000	99.91	719	710
Daimler Finance NA LLC	01/03/17	945,000	99.98	945	935
Daimler Finance NA LLC	04/30/18	1,460,000	99.91	1,459	1,455
Daimler Finance NA LLC	12/03/18	221,000	98.54	218	218
Danone SA	10/26/16	690,000	100.00	690	667
Dell International LLC / EMC Corp.	05/17/16	280,000	101.11	283	280
Dell International LLC / EMC Corp.	06/13/16	150,000	100.23	150	150
Dell International LLC / EMC Corp.	10/06/16	855,000	122.34	1,046	927
Dell International LLC / EMC Corp.	10/18/16	100,000	108.37	108	102
Deutsche Telekom International Finance BV	05/02/18	251,000	96.39	242	241
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	03/06/18	285,000	121.79	347	308
Dow Chemical Co. (The)	11/28/18	350,000	99.90	350	356
Ecuador Government International Bond	01/18/18	200,000	100.00	200	163
Empresa Electrica Angamos SA	09/22/17	199,947	102.28	205	191
Enel Finance International NV	01/05/18	250,000	97.99	245	214
Enel Finance International NV	09/11/18	810,000	99.39	805	778
Eni SpA	09/05/18	670,000	99.49	667	660
EP Energy / Everest Acquisition Finance, Inc.	01/08/18	30,000	80.67	24	12
EP Energy / Everest Acquisition Finance, Inc.	03/02/18	60,000	75.40	45	27
Equate Petrochemical BV	10/27/16	200,000	99.00	198	193
Farmers Exchange Capital III	10/01/14	420,000	98.72	415	407
First Data Corp.	06/13/16	140,000	101.75	142	138
Fresenius Medical Care US Finance II, Inc.	06/16/16	110,000	103.29	114	112
Fresenius Medical Care US Finance II, Inc.	09/19/17	236,000	108.96	257	246
Gazprom Capital SA	04/04/18	240,000	100.36	241	239
Glencore Funding LLC	10/12/16	40,000	101.29	41	40
Glencore Funding LLC	09/13/17	200,000	101.48	203	182
Glencore Funding LLC	03/21/18	20,000	99.55	20	20
Hanesbrands, Inc.	08/10/18	10,000	97.76	10	9
Hanesbrands, Inc.	08/13/18	30,000	96.52	29	27
Hilton Domestic Operating Co. , Inc.	08/13/18	20,000	99.76	20	19
ICICI Bank, Ltd.	09/06/18	252,000	94.30	238	236
ING Bank NV	04/28/17	870,000	109.94	956	909
ING Groep NV	11/08/18	430,000	99.75	429	433
Intesa Sanpaolo SpA	07/10/17	200,000	99.89	200	185
Intesa Sanpaolo SpA	11/21/17	520,000	100.33	522	448
Intesa Sanpaolo SpA	01/05/18	200,000	99.79	200	185
Intesa Sanpaolo SpA	08/01/18	302,000	79.86	241	228
Inversiones CMPC SA	09/22/17	214,000	104.02	223	214
Jackson National Life Global Funding	04/23/18	2,805,000	100.00	2,806	2,795
JBS Investments GmbH	02/08/17	445,000	98.71	439	441
JPMorgan Mortgage Trust	03/23/18	708,558	98.59	699	695
JPMorgan Mortgage Trust	05/31/18	926,542	98.07	909	909
JPMorgan Mortgage Trust	08/30/18	4,453,640	100.52	4,469	4,477
JPMorgan Mortgage Trust	09/20/18	443,754	100.56	446	447
KazMunayGas National Co. JSC	04/17/18	200,000	100.00	200	196
Keurig Dr Pepper, Inc.	09/17/18	410,000	100.19	411	408
KKR Group Finance Co. II LLC	02/20/15	10,000	109.93	11	10
KKR Group Finance Co. III LLC	03/11/15	310,000	100.99	313	306
Korea Southern Power Co. , Ltd.	05/02/18	241,000	99.08	239	239
Kraft Heinz Foods Co.	08/05/15	955,000	104.81	998	959
Kuwait Government International Bond	03/13/17	210,000	99.18	208	209
Lamb Weston Holdings, Inc.	12/01/16	60,000	99.69	60	58
Land O' Lakes, Inc.	06/22/16	660,000	104.65	691	689
Lloyds TSB Bank PLC	12/07/17	228,000	106.11	242	236
Lukoil International Finance BV	03/22/17	450,000	104.89	472	463
Lukoil International Finance BV	09/19/17	212,000	103.63	220	209
Maple Escrow Subsidiary, Inc.	05/14/18	360,000	100.00	360	358
Marks And Spencer PLC	11/06/17	207,000	117.61	243	219
MassMutual Global Funding II	09/19/17	1,315,000	99.93	1,314	1,289
Metropolitan Life Global Funding I	04/04/18	1,715,000	99.70	1,711	1,694
Mexico Generadora de Energia S de rl	09/22/17	181,608	106.11	193	173

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 103

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Morgan Stanley Capital I Trust	07/19/18	1,955,000	100.00	1,955	1,925
Morgan Stanley Capital I Trust	08/15/18	1,732,000	100.00	1,732	1,706
MUFG Bank, Ltd.	12/03/18	221,000	98.68	218	219
Mutual of Omaha Insurance Co.	07/14/14	205,000	99.56	204	207
Myriad International Holdings BV	06/29/17	250,000	100.00	250	239
Myriad International Holdings BV	09/21/17	206,000	104.82	216	211
National Australia Bank, Ltd.	07/13/17	450,000	100.17	451	450
NCL Corp. , Ltd.	12/07/16	24,000	100.23	24	24
New Gold, Inc.	10/22/18	235,000	87.60	206	197
Newmark Group, Inc.	11/01/18	325,000	98.97	322	320
NGPL PipeCo LLC	07/25/17	280,000	100.70	282	274
Nissan Motor Acceptance Corp.	07/02/18	244,000	98.24	240	238
Nordea Bank AB	05/23/17	450,000	100.00	450	450
Northern Natural Gas Co.	08/02/18	246,000	97.96	241	240
NOVA Chemicals Corp.	08/22/17	340,000	98.99	337	301
NXP BV / NXP Funding LLC	03/23/17	350,000	102.30	358	345
Pacific Life Insurance Co.	10/17/17	245,000	99.96	245	215
Pernod Ricard SA	06/13/16	150,000	105.63	158	153
Prime Security Services Borrower LLC / Prime Finance, Inc.	10/18/16	97,000	106.19	103	100
Provincia de Buenos Aires	02/08/17	140,000	99.70	140	113
Reckitt Benckiser Treasury Services PLC	06/22/17	685,000	100.00	685	673
Reliance Holding USA, Inc.	12/08/17	231,000	103.15	238	234
Reliance Standard Life Global Funding II	01/07/15	455,000	99.68	455	451
Roche Holdings, Inc.	01/05/18	241,000	101.00	243	240
Sabal Trail Transmission LLC	08/02/18	239,000	100.45	240	235
Sands China, Ltd.	08/02/18	441,000	100.17	442	437
Schlumberger Holdings Corp.	12/10/15	40,000	99.95	40	40
Schlumberger Norge AS	06/13/16	70,000	104.17	73	71
Shinhan Bank Co. , Ltd.	01/05/18	229,000	99.11	227	226
Siemens Financieringsmaatschappij NV	01/04/18	246,000	99.79	245	243
Sky, Ltd.	12/12/18	640,000	98.60	631	638
Smithfield Foods, Inc.	03/05/18	244,000	99.36	242	241
SoFi Professional Loan Program LLC	05/23/18	318,403	98.78	315	314
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	03/14/18	1,035,000	100.03	1,035	1,016
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	03/15/18	360,938	99.81	360	357
Standard Chartered PLC	06/14/16	250,000	103.38	258	250
Suzano Austria GmbH	07/27/18	160,000	107.25	172	164
Suzano Austria GmbH	09/17/18	410,000	99.08	406	418
Takeda Pharmaceutical Co. , Ltd.	11/19/18	430,000	99.58	428	439
Takeda Pharmaceutical Co. , Ltd.	11/19/18	445,000	99.96	445	450
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	08/21/18	20,000	103.01	21	19
Teachers Insurance & Annuity Association of America	06/14/16	240,000	112.80	271	249
Tencent Holdings, Ltd.	03/02/18	241,000	100.03	241	240
Transocean Pontus, Ltd.	07/10/18	29,000	99.38	29	28
Trust F/1401	09/20/17	212,000	105.75	224	202
UBS AG	11/27/17	845,000	99.94	845	829
UBS Group Funding Switzerland AG	03/16/17	200,000	100.00	200	197
UBS Group Funding Switzerland AG	03/16/17	270,000	100.00	270	263
Universal Health Services, Inc.	09/19/17	253,000	102.95	260	252
Univision Communications, Inc.	06/19/15	50,000	99.70	50	45
Univision Communications, Inc.	06/15/16	60,000	98.91	59	53
Valeant Pharmaceuticals International, Inc.	03/09/17	90,000	101.85	92	91
Valeant Pharmaceuticals International, Inc.	12/04/17	50,000	101.27	51	50
Valeant Pharmaceuticals International, Inc.	06/01/18	23,000	99.58	23	23
Valeant Pharmaceuticals International, Inc.	06/13/18	140,000	95.85	134	128
VOC Escrow, Ltd.	08/07/18	60,000	96.91	58	55
Volkswagen Group of America Finance LLC	12/21/16	425,000	99.92	425	421
Westrock Co.	11/27/18	295,000	99.95	295	303
Woori Bank	12/07/17	232,000	105.96	246	242
					71,934

For a description of restricted securities see note 7 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

104 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.250
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Albertsons LLC 1st Lien Term Loan B7	USD 1 Month LIBOR	3.000
Albertson's LLC Term Loan B6	USD 3 Month LIBOR	3.000
Ambac LSNI LLC	USD 3 Month LIBOR	10.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
American Builders Contractors Co. , Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
American Home Mortgage Investment Trust	USD 6 Month LIBOR	2.000
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
American Honda Finance Corp.	USD 3 Month LIBOR	0.350
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.110
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
AT&T, Inc.	USD 3 Month LIBOR	0.670
Atlantic Aviation FBO, Inc. Term Loan B	USD 1 Month LIBOR	3.750
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	2.931
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	1.400
	USD Swap Semiannual 30/360 (versus 3 Month
Bank of Montreal	LIBOR) 5 Year Rate	1.432
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.660
Barclays PLC	USD 3 Month LIBOR	1.356
Barclays PLC	USD 3 Month LIBOR	3.804
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
Beacon Roofing Supply, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Bear Stearns Alternative-A Trust	USD 1 Month LIBOR	0.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blackstone Commercial Mortgage Trust	USD 1 Month LIBOR	1.951
BMW US Capital LLC	USD 3 Month LIBOR	0.380
BNC Mortgage Loan Trust	USD 1 Month LIBOR	0.160
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	1.483
BNZ International Funding, Ltd.	USD 1 Month LIBOR	0.250
Boyd Gaming Corp. Term Loan B	USD 1 Week LIBOR	2.250
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
BX Trust	USD 1 Month LIBOR	1.220

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 105

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
BX Trust	USD 1 Month LIBOR	0.577
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.330
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Caterpillar Financial Services Corp.	USD 3 Month LIBOR	0.230
Cedar Funding, Ltd.	USD 3 Month LIBOR	1.100
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	0.480
CHL Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.580
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.450
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings LLC Term Loan B	USD 1 Month LIBOR	2.250
Cold Storage Trust	USD 1 Month LIBOR	2.100
Comcast Corp.	USD 3 Month LIBOR	0.630
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.400
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.800
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Credit Agricole Corporate And Investment Bank	USD 3 Month LIBOR	0.350
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	3.231
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
DNB Nor Bank ASA	USD 3 Month LIBOR	0.220
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
EI du Pont de Nemours & Co.	USD 3 Month LIBOR	0.530
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Exxon Mobil Corp.	USD 3 Month LIBOR	0.150
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.200

See accompanying notes which are an integral part of the financial statements.

106 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.770
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.550
Golden Nugget, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Goldentree Loan Management US CLO 2, Ltd.	USD 3 Month LIBOR	1.150
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.510
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	2.602
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
GS Mortgage Securities Trust	USD 1 Month LIBOR	1.300
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Home Equity Asset Trust	USD 1 Month LIBOR	0.150
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
Honda Auto Receivables Owner Trust	USD 1 Month LIBOR	0.990
HSBC Holdings PLC	USD 3 Month LIBOR	0.600
HSBC Holdings PLC	USD 3 Month LIBOR	1.535
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD 3 Month LIBOR	1.546
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.140

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 107

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
IBM Credit LLC	USD 3 Month LIBOR	0.260
IndyMac Mortgage Loan Trust	USD 1 Month LIBOR	0.240
ING US Funding LLC	USD 3 Month LIBOR	0.100
International Business Machines Corp.	USD 3 Month LIBOR	0.370
Jackson National Life Global Funding	USD 3 Month LIBOR	0.300
Jaguar Holding Co. II 1st Lien Term Loan	USD 1 Month LIBOR	2.500
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
JPMorgan Chase & Co.	USD 3 Month LIBOR	2.660
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.000
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
JPMorgan Chase & Co.	USD 3 Month LIBOR	2.520
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.900
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
Madison Park Funding XVIII, Ltd.	USD 3 Month LIBOR	1.190
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.880
Marriott Ownership Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Master Asset-Backed Securities Trust	USD 1 Month LIBOR	0.945
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
Michaels Stores, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Mizuho Bank, Ltd.	USD 3 Month LIBOR	0.400
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	2.280
Morgan Stanley	USD 3 Month LIBOR	0.847
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	1.950
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Bank of Canada	USD 3 Month LIBOR	0.160
National Bank of Canada	USD 3 Month LIBOR	0.200
Nelnet Student Loan Trust	USD 3 Month LIBOR	1.650
New Century Home Equity Loan Trust	USD 1 Month LIBOR	0.480
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nordea Bank AB	USD 3 Month LIBOR	0.470
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780

See accompanying notes which are an integral part of the financial statements.

108 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.125
Party City Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.250
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Prime Security Services Borrower LLC Term Loan B1	USD 3 Month LIBOR	2.750
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.280
Prudential Financial, Inc.	USD 3 Month LIBOR	2.665
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Residential Accredit Loans, Inc.	year CMT	0.850
Residential Asset Securitization Trust	USD 1 Month LIBOR	0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Riserva CLO, Ltd.	USD 3 Month LIBOR	1.460
Royal Bank of Canada	USD 3 Month LIBOR	0.390
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.550
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.290
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.350
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.470
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
THL Credit Wind River CLO, Ltd.	USD 3 Month LIBOR	1.230
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.140
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Unitymedia Finance LLC 1st Lien Term Loan D	USD 1 Month LIBOR	2.250
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bancorp	USD 3 Month LIBOR	0.400
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Verizon Communications, Inc.	USD 3 Month LIBOR	0.550
Viacom, Inc.	USD 3 Month LIBOR	3.899

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 109

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Walmart, Inc.	USD 3 Month LIBOR	0.230
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust	year CMT	1.770
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.640
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.320
Wells Fargo & Co.	USD 3 Month LIBOR	1.230
Wells Fargo & Co.	USD 3 Month LIBOR	1.340
Wells Fargo Home Equity Asset-Backed Securities Trust	USD 1 Month LIBOR	0.885
Western Digital Corp. 1st Lien Term Loan B4	USD 1 Month LIBOR	1.750
XPO Logistics, Inc. Term Loan	USD 3 Month LIBOR	2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Euro-BTP Futures	17	EUR	2,173	03/19	163
Eurodollar Futures	198	USD	48,188	12/19	224
Eurodollar Futures	89	USD	21,694	06/20	29
Eurodollar Futures	11	USD	2,683	03/21	3
Japanese Yen Currency Futures	28	USD	3,210	03/19	75
Swiss Franc Currency Futures	3	USD	384	03/19	3
United States 2 Year Treasury Note Futures	103	USD	21,868	03/19	143
United States 5 Year Treasury Note Futures	654	USD	75,006	03/19	1,154
United States 10 Year Treasury Note Futures	1,598	USD	195,077	03/19	4,492
United States Long Bond Futures	199	USD	29,054	03/19	1,251
United States Ultra Bond Futures	91	USD	14,620	03/19	691
Short Positions
Australian Dollar Currency Futures	6	USD	423	03/19	7
Canadian 10 Year Government Bond Futures	94	CAD	12,856	03/19	(227)
Euro-Bobl Futures	35	EUR	4,638	03/19	(23)
Euro-Bund Futures	346	EUR	56,585	03/19	(512)
Eurodollar Futures	38	USD	9,243	03/19	44
Euro-OAT Futures	17	EUR	2,564	03/19	(9)
Japan Government 10 Year Bond Futures	11	JPY	1,677,278	03/19	(83)
Long Gilt Futures	27	GBP	3,326	03/19	(34)
United States 2 Year Treasury Note Futures	24	USD	5,095	03/19	(25)
United States 5 Year Treasury Note Futures	10	USD	1,147	03/19	(16)
United States 10 Year Treasury Note Futures	77	USD	9,589	03/19	(217)

See accompanying notes which are an integral part of the financial statements.

110 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)

United States Long Bond Futures				114	USD	16,644	03/19	(652)
United States Ultra Bond Futures				30	USD	4,820	03/19	(250)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								6,231

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	HSBC	Put	1	111.00	USD	1,600	01/15/19	(24)
Cross Currency Options (USD/JPY)	Citigroup	Put	1	109.75	USD	1,600	01/18/19	(14)
Eurodollar 1 Year Mid-Curve Options	Merrill Lynch	Put	52	96.88	USD	12,594	02/15/19	—
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(BNP Paribas, USD CDX NA Investment
Grade Index/USD 0.6152%, USD
1,460, 12/20/23)	Merrill Lynch	Put	1	0.00		1,460	02/20/19	(3)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	15	114.00	USD	1,710	01/25/19	(12)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	13	114.00	USD	1,482	02/22/19	(12)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	19	120.00	USD	2,280	01/25/19	(38)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	14	121.00	USD	1,694	01/25/19	(17)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	10	121.25	USD	1,213	01/25/19	(10)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	12	122.00	USD	1,464	01/25/19	(5)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	8	122.00	USD	976	02/22/19	(5)
United States Bond Futures	Merrill Lynch	Call	8	149.00	USD	1,192	01/25/19	(2)
United States Bond Futures	Merrill Lynch	Put	8	141.00	USD	1,128	01/25/19	(1)
United States Bond Futures	Merrill Lynch	Put	6	143.00	USD	858	01/25/19	(2)
Total Liability for Options Written (premiums received $67)								(145)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,555	CZK	57,766	02/22/19	21
Bank of America	USD	2,569	HUF	719,110	02/22/19	6
Bank of America	USD	4,225	PLN	15,923	02/22/19	34
Bank of America	USD	34	THB	1,123	02/22/19	—
Bank of America	USD	5,711	TRY	32,260	02/22/19	218
Bank of America	CZK	570	USD	25	02/22/19	—
Bank of America	HUF	2,613	USD	9	02/22/19	—
Bank of America	ILS	39,472	USD	10,520	01/22/19	(52)
Bank of America	PLN	59	USD	16	02/22/19	—
Bank of America	THB	193,258	USD	5,869	02/22/19	(72)
Bank of America	TRY	870	USD	156	02/22/19	(4)
Barclays	USD	170	BRL	640	01/18/19	(5)
Barclays	USD	547	BRL	2,070	01/18/19	(13)
Barclays	USD	961	INR	71,640	01/18/19	68

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 111

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	124	MXN	2,500	01/18/19	3
Barclays	USD	11	TWD	327	01/18/19	—
Barclays	MXN	1,000	USD	49	01/18/19	(2)
Barclays	MXN	1,050	USD	52	01/18/19	(2)
BNP Paribas	USD	1,698	RUB	113,878	02/22/19	(74)
BNP Paribas	BRL	370	USD	94	02/22/19	(1)
BNP Paribas	BRL	15,905	USD	4,229	02/22/19	140
BNP Paribas	CHF	14,583	USD	14,754	01/22/19	(108)
BNP Paribas	RUB	2,647	USD	39	02/22/19	2
Brown Brothers Harriman	AUD	5,800	JPY	463,942	01/25/19	151
Citigroup	USD	4	ARS	150	02/15/19	—
Citigroup	USD	29	ARS	1,160	02/15/19	1
Citigroup	USD	1,863	CAD	2,415	01/18/19	(94)
Citigroup	USD	367	EUR	322	01/18/19	2
Citigroup	USD	370	GBP	278	01/18/19	(14)
Citigroup	USD	959	MXN	18,440	01/18/19	(22)
Citigroup	USD	7	PEN	25	02/22/19	—
Citigroup	USD	403	RUB	27,105	01/18/19	(15)
Citigroup	CNY	10,521	USD	1,508	01/18/19	(25)
Citigroup	EUR	520	USD	606	01/18/19	10
Citigroup	JPY	39,894	USD	359	01/18/19	(6)
Citigroup	MXN	1,000	USD	51	01/18/19	—
Citigroup	NOK	89,865	USD	10,345	01/22/19	(58)
Citigroup	PEN	14,133	USD	4,173	02/22/19	(15)
Commonwealth Bank of Australia	GBP	8,308	USD	10,534	01/22/19	(65)
Goldman Sachs	USD	800	ZAR	11,346	01/31/19	(14)
HSBC	USD	1	EUR	1	01/31/19	—
HSBC	USD	394	INR	28,500	01/31/19	15
HSBC	USD	401	NZD	590	01/29/19	(6)
HSBC	NZD	590	USD	400	01/29/19	4
HSBC	NZD	590	USD	401	01/31/19	6
HSBC	ZAR	11,500	USD	797	01/31/19	1
JPMorgan Chase	USD	82	BRL	322	01/18/19	1
JPMorgan Chase	USD	309	BRL	1,170	01/18/19	(7)
JPMorgan Chase	USD	1,493	CAD	1,957	02/01/19	(58)
JPMorgan Chase	USD	194	COP	621,734	01/18/19	(3)
JPMorgan Chase	USD	1,583	GBP	1,235	02/13/19	(5)
JPMorgan Chase	USD	480	JPY	53,814	02/13/19	13
JPMorgan Chase	USD	2,244	NOK	18,734	02/01/19	(74)
JPMorgan Chase	USD	17	PHP	911	01/18/19	—
JPMorgan Chase	USD	576	PLN	2,185	02/01/19	9
JPMorgan Chase	USD	2,519	SEK	22,821	02/01/19	62
JPMorgan Chase	AUD	7,285	USD	5,258	02/13/19	123
JPMorgan Chase	BRL	4,062	USD	1,034	01/18/19	(13)
JPMorgan Chase	CHF	2,069	USD	2,082	02/01/19	(29)
JPMorgan Chase	COP	2,620,180	USD	825	01/18/19	18
JPMorgan Chase	CZK	1,754	USD	78	02/01/19	—
JPMorgan Chase	DKK	91	USD	14	02/01/19	—
JPMorgan Chase	EUR	892	USD	1,043	01/18/19	20
JPMorgan Chase	EUR	3,347	USD	3,829	02/13/19	(19)
JPMorgan Chase	HKD	524	USD	67	02/01/19	—
JPMorgan Chase	HUF	572,591	USD	2,019	02/01/19	(28)

See accompanying notes which are an integral part of the financial statements.

112 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	IDR	25,423,879	USD	1,731	01/18/19	(30)
JPMorgan Chase	MXN	21,417	USD	1,057	02/01/19	(28)
JPMorgan Chase	NZD	9,334	USD	6,416	02/13/19	145
JPMorgan Chase	PEN	10,813	USD	3,202	01/18/19	(6)
JPMorgan Chase	SGD	1,146	USD	836	02/01/19	(6)
JPMorgan Chase	SGD	3,285	USD	2,380	02/01/19	(32)
JPMorgan Chase	THB	67,306	USD	2,052	01/18/19	(16)
State Street	USD	4,179	AUD	5,803	01/22/19	(90)
State Street	USD	1,053	EUR	924	01/22/19	7
State Street	USD	1	HKD	8	02/22/19	—
State Street	USD	4,193	HKD	32,748	02/22/19	(5)
State Street	USD	1,673	IDR	24,782,388	02/22/19	36
State Street	USD	1,058	JPY	119,122	01/22/19	30
State Street	USD	11	KRW	11,963	02/22/19	—
State Street	USD	1,671	MXN	34,259	02/22/19	59
State Street	USD	2	MYR	10	02/22/19	—
State Street	USD	27	PHP	1,436	02/22/19	—
State Street	USD	1,707	ZAR	24,226	02/22/19	(33)
State Street	IDR	465,931	USD	32	02/22/19	—
State Street	KRW	1,896,330	USD	1,684	02/22/19	(22)
State Street	MXN	268	USD	13	02/22/19	—
State Street	MYR	17,545	USD	4,185	02/22/19	(65)
State Street	PHP	222,159	USD	4,186	02/22/19	(38)
State Street	TWD	41	USD	1	02/22/19	—
State Street	TWD	51,705	USD	1,693	02/22/19	(6)
State Street	ZAR	418	USD	29	02/22/19	—
Westpac	USD	4,196	NZD	6,114	01/22/19	(91)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(166)

Interest Rate Swap Contracts

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
				Brazil Interbank Deposit
Citigroup	BRL	1,189	8.410%(5)	Rate(5)	01/02/20	1	7	8
				Brazil Interbank Deposit
Citigroup	BRL	2,300	8.410%(5)	Rate(5)	01/02/20	1	14	15
				Brazil Interbank Deposit
Citigroup	BRL	2,600	8.410%(5)	Rate(5)	01/02/20	1	15	16
				Brazil Interbank Deposit
Citigroup	BRL	4,000	8.410%(5)	Rate(5)	01/02/20	3	23	26
				Brazil Interbank Deposit
Citigroup	BRL	11,431	8.410%(5)	Rate(5)	01/02/20	—	73	73
JPMorgan Chase	DKK	4,200	Six Month CIBOR(3)	0.510%(4)	05/05/25	—	(1)	(1)
JPMorgan Chase	DKK	10,470	Six Month CIBOR(3)	0.943%(4)	05/05/25	—	(51)	(51)
JPMorgan Chase	CZK	15,850	Six Month PRIBOR(3)	0.495%(4)	06/19/25	—	55	55
JPMorgan Chase	CZK	36,930	Six Month PRIBOR(3)	1.280%(4)	06/19/25	—	39	39
			Federal Fund
Merrill Lynch	USD	9,197	Effective Rate(2)	2.600%(3)	12/31/20	(11)	52	41

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 113

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Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
				Mexico Interbank 28
Merrill Lynch	MXN	188,910	7.351%(1)	Day Deposit Rate(1)	04/05/21	(8)	(247)	(255)
Merrill Lynch	GBP	1,500	Six Month LIBOR(3)	1.271%(3)	10/26/21	1	(1)	—
Merrill Lynch	USD	14,149	3.230%(3)	Three Month LIBOR(2)	12/18/21	23	165	188
Merrill Lynch	USD	863	2.250%(3)	Three Month LIBOR(2)	05/31/22	2	(12)	(10)
Merrill Lynch	USD	8,367	2.850%(3)	Three Month LIBOR(2)	08/31/22	(3)	145	142
Merrill Lynch	USD	15,885	0.310%(5)	Three Month LIBOR(5)	03/20/24	1	36	37
Merrill Lynch	USD	3,126	Three Month LIBOR(2)	3.300%(3)	12/18/29	(16)	(129)	(145)
Merrill Lynch	USD	2,751	3.000%(3)	Three Month LIBOR(2)	02/15/36	5	50	55
Merrill Lynch	USD	1,974	Three Month LIBOR(2)	3.330%(3)	02/15/44	—	(167)	(167)
Merrill Lynch	USD	2,072	Three Month LIBOR(2)	3.000%(3)	05/15/44	(2)	(46)	(48)
Total Open Interest Rate Swap Contracts (å)						(2)	20	18

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
		Purchase/			Fund (Pays)/		Premiums	Appreciation	Fair
		Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Bank of America	Sell	USD	8,500	5.000%(2)	12/20/23	449	(265)	184
CDX NA High Yield Index	Goldman Sachs	Sell	USD	10,000	5.000%(2)	12/20/23	383	(175)	208
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	1,150	(5.000%)(2)	12/20/22	(80)	40	(40)
CDX NA Investment Grade Index	Goldman Sachs	Sell	USD	4,160	1.000%(2)	12/20/23	20	4	24
CDX NA Investment Grade Index	Goldman Sachs	Sell	USD	14,700	1.000%(2)	12/20/23	86	—	86
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	1,350	(5.000%)(2)	12/20/23	(101)	72	(29)
CDX NA Investment Grade Index	Merrill Lynch	Sell	USD	14,680	1.000%(2)	12/20/23	161	(75)	86
Total Open Credit Indices Contracts (å)							918	(399)	519

See accompanying notes which are an integral part of the financial statements.

114 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$46,013	$400	$—	$46,413	5.3
Corporate Bonds and Notes	—	174,821	394	—	175,215	19.9
International Debt	—	74,642	—	—	74,642	8.5
Loan Agreements	—	4,212	—	—	4,212	0.5
Mortgage-Backed Securities	—	215,324	—	—	215,324	24.5
Municipal Bonds	—	2,688	—	—	2,688	0.3
Non-US Bonds	—	29,324	—	—	29,324	3.3
United States Government Treasuries	—	256,607	—	—	256,607	29.2
Options Purchased	1	35	—	—	36	—*
Short-Term Investments	—	40,735	—	58,419	99,154	11.3
Total Investments	1	844,401	794	58,419	903,615	102.8
Other Assets and Liabilities, Net						(2.8)
						100.0
Other Financial Instruments
Assets
Futures Contracts	8,279	—	—	—	8,279	0.9
Foreign Currency Exchange Contracts	—	1,205	—	—	1,205	0.1
Interest Rate Swap Contracts	—	695	—	—	695	0.1
Credit Default Swap Contracts	—	588	—	—	588	0.1

Liabilities
Futures Contracts	(2,048)	—	—	—	(2,048)	(0.2)
Options Written	(104)	(41)	—	—	(145)	(—)*
Foreign Currency Exchange Contracts	—	(1,371)	—	—	(1,371)	(0.2)
Interest Rate Swap Contracts	—	(677)	—	—	(677)	(0.1)
Credit Default Swap Contracts	—	(69)	—	—	(69)	(—)*
Total Other Financial Instruments**	$6,127	$330	$—	$—	$6,457

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 115

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Strategic Bond Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	940
Australia	5,676
Austria	440
Bermuda	380
Brazil	4,398
Canada	10,606
Cayman Islands	18,951
Chile	634
China	738
Colombia	4,183
Curacao	64
Ecuador	162
Finland	1,101
France	2,997
Germany	87
Guernsey	297
India	418
Indonesia	644
Ireland	3,469
Italy	1,705
Japan	3,284
Kazakhstan	196
Kuwait	209
Luxembourg	933
Macao	437
Malaysia	2,272
Mexico	9,223
Netherlands	9,273
New Zealand	4,807
Norway	1,072
Panama	237
Peru	2,814
Poland	1,573
Russia	1,153
Singapore	3,564
South Korea	708
Spain	612
Sweden	903
Switzerland	1,767
Thailand	221
United Arab Emirates	244
United Kingdom	10,449
United States	789,774
Total Investments	903,615

See accompanying notes which are an integral part of the financial statements.

116 Strategic Bond Fund

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Strategic Bond Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$33	$3
Unrealized appreciation on foreign currency exchange contracts	—	1,205	—
Variation margin on futures contracts**	—	85	8,194
Interest rate swap contracts, at fair value	—	—	695
Credit default swap contracts, at fair value	588	—	—
Total	$588	$1,323	$8,892

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$2,048
Unrealized depreciation on foreign currency exchange contracts	—	1,371	—
Options written, at fair value	—	38	107
Interest rate swap contracts, at fair value	—	—	677
Credit default swap contracts, at fair value	69	—	—
Total	$69	$1,409	$2,832
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$(150)	$(216)
Futures contracts	—	(238)	(11,147)
Options written	—	99	414
Interest rate swap contracts	—	—	376
Credit default swap contracts	117	—	—
Foreign currency exchange contracts	—	(335)	—
Total	$117	$(624)	$(10,573)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$24	$(7)
Futures contracts	—	95	7,274
Options written	—	(32)	(55)
Interest rate swap contracts	—	—	(37)
Credit default swap contracts	(386)	—	—
Foreign currency exchange contracts	—	(439)	—
Total	$(386)	$(352)	$7,175

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 117

Russell Investment Funds
Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$36	$—	$36
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,205	—	1,205
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	695	—	695
Credit Default Swap Contracts	Credit default swap contracts, at fair value	588	—	588
Total Financial and Derivative Assets		2,524	—	2,524
Financial and Derivative Assets not subject to a netting agreement		(1,051)	—	(1,051)
Total Financial and Derivative Assets subject to a netting agreement		$1,473	$—	$1,473

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$280	$129	$—	$151
Barclays	71	22	—	49
BNP Paribas	141	141	—	—
Brown Brothers Harriman	152	—	—	152
Citigroup	185	185	—	—
HSBC	25	25	—	—
JPMorgan Chase	485	406	79	—
Merrill Lynch	2	—	—	2
State Street	132	132	—	—
Total	$1,473	$1,040	$79	$354

See accompanying notes which are an integral part of the financial statements.

118 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,371	$—	$1,371
Options Written Contracts	Options written, at fair value	145	—	145
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	677	—	677
Credit Default Swap Contracts	Credit default swap contracts, at fair value	69	—	69
Total Financial and Derivative Liabilities		2,262	—	2,262
Financial and Derivative Liabilities not subject to a netting agreement		(800)	—	(800)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,462	$—	$1,462

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$129	$129	$—	$—
Barclays	22	22	—	—
BNP Paribas	182	141	—	41
Citigroup	261	185	—	76
Commonwealth Bank of Australia	65	—	—	65
Goldman Sachs	14	—	14	—
HSBC	29	25	—	4
JPMorgan Chase	406	406	—	—
Merrill Lynch	3	—	2	1
State Street	260	132	—	128
Westpac	91	—	—	91
Total	$1,462	$1,040	$16	$406

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 119

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Strategic Bond Fund

Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$913,266
Investments, at fair value(>)	903,615
Cash	5,166
Foreign currency holdings(^)	973
Unrealized appreciation on foreign currency exchange contracts	1,205
Receivables:
Dividends and interest	4,966
Investments sold	3,360
Fund shares sold	426
From broker(a)(b)	1,678
Variation margin on futures contracts	9,522
Interest rate swap contracts, at fair value(•)	695
Credit default swap contracts, at fair value(+)	588
Total assets	932,194

Liabilities
Payables:
Due to broker (c)	980
Investments purchased	47,229
Fund shares redeemed	108
Accrued fees to affiliates	455
Other accrued expenses	148
Variation margin on futures contracts	2,351
Unrealized depreciation on foreign currency exchange contracts	1,371
Options written, at fair value(x)	145
Interest rate swap contracts, at fair value(•)	677
Credit default swap contracts, at fair value(+)	69
Total liabilities	53,533

Net Assets	$878,661

See accompanying notes which are an integral part of the financial statements.

120 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Statement of Assets and Liabilities, continued — December 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(33,667)
Shares of beneficial interest	873
Additional paid-in capital	911,455
Net Assets	$878,661

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.07
Net assets	$878,660,921
Shares outstanding ($. 01 par value)	87,278,599
Amounts in thousands
(^) Foreign currency holdings - cost	$969
(x) Premiums received on options written	$67
(+) Credit default swap contracts - premiums paid (received)	$918
(•) Interest rate swap contracts - premiums paid (received)	$(2)
(>) Investments in affiliates, U. S. Cash Management Fund	$58,419

(a) Receivable from Broker for Swaps	$931
(b) Receivable from Broker for Options	$747
(c) Due to Broker for Forwards	$980
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 121

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Strategic Bond Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Dividends	$11
Dividends from affiliated funds	860
Interest	26,789
Total investment income	27,660

Expenses
Advisory fees	4,886
Administrative fees	444
Custodian fees	276
Transfer agent fees	39
Professional fees	123
Trustees’ fees	33
Printing fees	114
Miscellaneous	30
Total expenses	5,945
Net investment income (loss)	21,715

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(12,231)
Investments in affiliated funds	(2)
Futures contracts	(11,385)
Options written	513
Foreign currency exchange contracts	(335)
Interest rate swap contracts	376
Credit default swap contracts	117
Foreign currency-related transactions	(79)
Net realized gain (loss)	(23,026)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,007)
Investments in affiliated funds	2
Futures contracts	7,369
Options written	(87)
Foreign currency exchange contracts	(439)
Interest rate swap contracts	(37)
Credit default swap contracts	(386)
Foreign currency-related transactions	(42)
Net change in unrealized appreciation (depreciation)	(6,627)
Net realized and unrealized gain (loss)	(29,653)
Net Increase (Decrease) in Net Assets from Operations	$(7,938)

See accompanying notes which are an integral part of the financial statements.

122 Strategic Bond Fund

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Strategic Bond Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,715	$16,488
Net realized gain (loss)	(23,026)	(2,495)
Net change in unrealized appreciation (depreciation)	(6,627)	18,578
Net increase (decrease) in net assets from operations	(7,938)	32,571

Distributions (i)
To shareholders	(18,804)	(11,721)
Net decrease in net assets from distributions	(18,804)	(11,721)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,964)	35,795
Total Net Increase (Decrease) in Net Assets	(28,706)	56,645

Net Assets
Beginning of period	907,367	850,722
End of period (ii)	$878,661	$907,367

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended December 31, 2017, distributions from net investment income (in thousands) were $11,721.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 was $(1,026). The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.
* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	3,617	$36,596	6,949	$71,566
Proceeds from reinvestment of distributions	1,872	18,804	1,139	11,721
Payments for shares redeemed	(5,709)	(57,364)	(4,638)	(47,492)
Total increase (decrease)	(220)	$(1,964)	3,450	$35,795

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 123

Russell Investment Funds
Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2018	10.37	. 25	(. 34)	(. 09)	(. 21)	—
December 31, 2017	10.12	. 20	. 19	. 39	(. 14)	—
December 31, 2016	10.27	. 18	. 14	. 32	(. 17)	(. 30)
December 31, 2015	10.66	. 16	(. 17)	(. 01)	(. 26)	(. 12)
December 31, 2014	10.46	. 15	. 43	. 58	(. 17)	(. 21)

See accompanying notes which are an integral part of the financial statements.

124 Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross	Net(b)	Net Assets(b)	Turnover Rate
(. 21)	10.07	(. 81)	878,661	. 67	. 67	2.44	96
(. 14)	10.37	3.86	907,367	. 67	. 66	1.89	143
(. 47)	10.12	3.10	850,722	. 67	. 65	1.72	262
(. 38)	10.27	(. 14)	855,909	. 67	. 64	1.49	225
(. 38)	10.66	5.55	839,458	. 69	. 64	1.44	173

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 125

Russell Investment Funds
Strategic Bond Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:

Advisory fees	$408,859
Administration fees	37,169
Transfer agent fees	3,271
Trustee fees	5,280
$454,579

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$57,316	$424,009	$422,906	$(2)	$2	$58,419	$860	$—
	$57,316	$424,009	$422,906	$(2)	$2	$58,419	$860	$—

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$916,560,100
Unrealized Appreciation	$12,599,616
Unrealized Depreciation	(25,156,347)
Net Unrealized Appreciation (Depreciation)	$(12,556,731)
Undistributed Ordinary Income	$1,151,051
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(22,136,815)
Tax Composition of Distributions
Ordinary Income	$18,803,832

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

126 Strategic Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

Global Real Estate Securities Fund			FTSE EPRA/NAREIT Developed Real Estate Index (Net)**
	Total			Total
	Return			Return
1 Year	(5.72)%		1 Year	(5.63)%
5 Years	4.55	%§	5 Years	4.34	%§
10 Years	9.30	%§	10 Years	9.65	%§

			MSCI World Index (Net)***
				Total
				Return
			1 Year	(8.71)%
			5 Years	4.56	%§
			10 Years	9.67	%§

			Global Real Estate Linked Benchmark****
				Total
				Return
			1 Year	(5.63)%
			5 Years	4.34	%§
			10 Years	9.49	%§

Global Real Estate Securities Fund 127

Russell Investment Funds
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The Global Real Estate Securities Fund (the “Fund”) employs	vote and a U. S. federal government shutdown were among the
a multi-manager approach whereby portions of the Fund are	many geopolitical concerns impacting markets and sentiment.
allocated to different money manager strategies. Fund assets not	Within the global property securities market, the Japanese market
allocated to money managers are managed by Russell Investment	was the only positive performer globally, continued to display a
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	bifurcated performance pattern, with Japan real estate investment
the allocation of the Fund’s assets among money managers at	trusts (“J-REITs”) posting double-digit returns while Japanese
any time. An exemptive order from the Securities and Exchange	developers finished in negative territory. North America declined
Commission (“SEC”) permits RIM to engage or terminate a money	while outperforming the broader index. Europe registered the
manager at any time, subject to approval by the Fund’s Board,	weakest performance globally, weighted down by the United
without a shareholder vote. Pursuant to the terms of the exemptive	Kingdom owing to Brexit uncertainties, while Germany continued
order, the Fund is required to notify its shareholders within 90	to be a more defensive market. Meanwhile, the Continental
days of when a money manager begins providing services. As of	Europe retail sector struggled as a result of lingering U. S. -China
December 31, 2018, the Fund had three money managers.	trade tensions as well as a significant drop in eurozone demand.
What is the Fund’s investment objective?	Property stocks in Asia ex-Japan posted the weakest returns, as
The Fund seeks to provide current income and long term capital	Hong Kong and Singapore were vulnerable due to concerns over
growth.	trade issues and China’s growth. The Fund was positioned with an underweight position in North America and Continental Europe
How did the Fund perform relative to its benchmark for the	and an overweight to United Kingdom and Japan, resulting in a
fiscal year ended December 31, 2018?	neutral contribution from regional allocation.
For the fiscal year ended December 31, 2018, the Fund lost	With respect to property sectors, there was a wide dispersion
5.72%. This is compared to the Fund’s benchmark, the FTSE	in performance by property type. The higher-yielding, bond-
EPRA/NAREIT Developed Real Estate Index (Net), which lost	like categories such as health care and net lease were the best
5.63% during the same period. The Fund’s performance includes	performers, posting strong positive returns during the period, while
operating expenses, whereas index returns are unmanaged and do	the more cyclical sectors such as lodging and offices were down
not include expenses of any kind.	double-digit returns. These trends in property sector performance
For the fiscal year ended December 31, 2018, the Morningstar®	posed a modest headwind for Fund performance, as the portfolio
Insurance Global Real Estate Category, a group of funds that	favors property types with stronger underlying fundamentals and
Morningstar considers to have investment strategies similar	growth potential, rather than seeking to maximize yield.
to those of the Fund, lost 7.00%. This result serves as a peer
comparison and is expressed net of operating expenses.	How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
How did market conditions affect the Fund’s performance?	relative performance?
For the fiscal year ended December 31, 2018, the global listed	At the Fund level, stock selection results within Hong Kong
property market, as measured by the FTSE EPRA/NAREIT	and an underweight to Singapore were key drivers of positive
Developed Real Estate Index (Net), delivered a -5.63% return	performance. From a sector allocation perspective, an overweight
while outperforming broader global equities by a wide margin.	to the U. S. residential sector was beneficial. Detracting from
The sector began the fiscal year with positive performance	performance was an underweight to J-REITs in addition to an
in January benefitting from strong returns within Europe and	overweight to the U. S. office sector.
Asia, followed by negative returns in February coincident with	The Fund employs discretionary money managers. The Fund’s
weaker global equity market performance and rising long-term	discretionary money managers select the individual portfolio
government bond yields. This weakness was followed by a period	securities for the assets assigned to them. RIM manages assets
of positive performance between March and August, as the U. S.	not allocated to money manager strategies and the Fund’s cash
market steadily increased while Europe and Asia lagged amid	balances.
ongoing trade and geopolitical conflicts. The fourth quarter was	With respect to certain of the Fund’s money managers, RREEF
a negative environment for equity market performance broadly,	America L. L. C. , Deutsche Investments Australia Limited and
particularly in December though REITs posted less severe	Deutsche Alternative Asset Management (Global) Limited
declines and outperformed by a wide margin. Four interest rate	strongly outperformed the Fund’s benchmark during the year.
hikes by the Federal Reserve, China trade wars, a pending Brexit	Stock selection was a key contributor to outperformance. Results were strongest within Canada, Europe and Hong Kong. Positive

128 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

stock selection within the U. S. health care and net lease sectors	modestly negative impact on absolute performance, as global
was beneficial. Detracting from performance were negative stock	equity markets delivered negative returns.
selection within the U. S. data centers and office sectors as well
as Singapore.	Describe any changes to the Fund’s structure or the money
manager line-up.
Morgan Stanley Investment Management Inc. , Morgan Stanley	There were no changes to the Fund’s structure or money manager
Investment Management Limited and Morgan Stanley Investment	line-up during the period.
Management Company (together, “Morgan Stanley”) posted the
weakest performance, underperforming the Fund’s benchmark	Money Managers as of December 31,
during the fiscal year. Morgan Stanley’s process focuses on	2018	Styles
identifying listed property companies that trade at discounts	Cohen & Steers Capital Management, Inc. ,
relative to underlying asset values. Outside of the U. S. , negative	Cohen & Steers UK Limited and Cohen &
stock selection within Continental Europe and a substantial	Steers Asia Limited	Market-Oriented
overweight to UK were key detractors from performance. Property	Morgan Stanley Investment Management
sector allocation also detracted, as an overweight to the U. S.	Inc. , Morgan Stanley Investment
office sector as well as an underweight to J-REITs detracted from	Management Limited and Morgan Stanley
	Investment Management Company	Value
performance. Benefitting performance was an overweight to the	RREEF America L. L. C. , Deutsche
U. S. retail sector and positive stock selection within Hong Kong.	Investments Australia Limited and Deutsche
During the period, RIM continued to utilize a strategy to	Alternatives Asset Management (Global)
implement regional and property sector tilting through the direct	Limited operating under the brand name
purchase of real estate stocks. Using the output from a quantitative	Deutsche Asset Management	Market-Oriented
model, the strategy seeks to position the portfolio to meet RIM’s	The views expressed in this report reflect those of the
overall preferred positioning with respect to regional and property	portfolio managers only through the end of the period
type exposures. The strategy outperformed relative to the Fund’s	covered by the report. These views do not necessarily
benchmark for the one-year period by a wide margin. Positive	represent the views of RIM or any other person in RIM or
performance was driven by underweight positions to U. S. data	any other affiliated organization. These views are subject to
centers and Singapore as well as modest overweights to the U. S.	change at any time based upon market conditions or other
health care and net lease sectors. Detracting from performance	events, and RIM disclaims any responsibility to update the
was an overweight to the U. S. shopping center sector.	views contained herein. These views should not be relied
on as investment advice and, because investment decisions
During the period, the Fund used index futures and swap contracts	for a Russell Investment Funds (“RIF”) Fund are based on
to equitize the Fund’s cash. The use of these derivatives had a	numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2009.

** The FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity
REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-
related activities and is net of dividend withholding taxes.

*** The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.

**** The Global Real Estate Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Real Estate Linked Benchmark represents the returns of the FTSE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Global Real Estate Securities Fund 129

Russell Investment Funds
Global Real Estate Securities Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$938.50	$1,020.57
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.50	$4.69
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

130 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.1%			Germany - 3.3%
Australia - 3.6%			ADO Properties SA(Þ)	34,241	1,791
Charter Hall Group - ADR(ö)	624,874	3,266	Alstria Office REIT-AG(ö)	169,524	2,369
Dexus Property Group(Æ)(ö)	223,590	1,672	Deutsche Wohnen SE	267,992	12,285
Goodman Group(ö)	691,252	5,174	TLG Immobilien AG	50,828	1,411
GPT Group (The)(ö)	2,722,770	10,241	Vonovia SE	195,754	8,884
Mirvac Group(ö)	1,676,117	2,644			26,740
Scentre Group(ö)	2,528,661	6,946
		29,943	Hong Kong - 10.9%
			Champion REIT(Æ)(ö)	743,433	509
Austria - 0.2%			CK Asset Holdings, Ltd.	1,922,259	13,978
CA Immobilien Anlagen AG	46,679	1,475	Hang Lung Properties, Ltd. - ADR	1,182,818	2,254
			Hongkong Land Holdings, Ltd.	2,188,000	13,793
Belgium - 0.2%			Hysan Development Co. , Ltd.	569,596	2,701
Aedifica(ö)	11,793	1,062	Link Real Estate Investment Trust(ö)	1,651,000	16,626
VGP NV	7,625	518	New World Development Co. , Ltd.	5,877,929	7,721
		1,580	Sino Land Co. , Ltd.	1,612,664	2,745
			Sun Hung Kai Properties, Ltd.	1,148,889	16,289
Brazil - 0.2%			Swire Properties, Ltd.	2,921,426	10,209
BR Malls Participacoes SA(Æ)	234,797	795	Wharf Holdings, Ltd. (The)	130,434	339
Iguatemi Empresa de Shopping Centers			Wharf Real Estate Investment Co. , Ltd.	420,342	2,499
SA	77,320	829			89,663
		1,624
			Ireland - 0.3%
Canada - 2.2%			Green REIT PLC(ö)	649,879	1,003
Allied Properties Real Estate Investment			Hibernia REIT PLC(ö)	966,385	1,383
Trust(ö)	128,489	4,171			2,386
Boardwalk Real Estate Investment
Trust(ö)	144,502	4,002	Japan - 10.3%
Canadian Apartment Properties(ö)	95,266	3,091	Activia Properties, Inc. (ö)	974	3,947
Crombie Real Estate Investment Trust(ö)	152	1	Daibiru Corp.	42,700	420
Dream Office Real Estate Investment			Frontier Real Estate Investment Corp. (ö)	443	1,759
Trust(ö)	101,240	1,653	Global One Real Estate Investment
First Capital Realty, Inc. Class A	53,897	744	Corp. (ö)	4,129	4,512
Granite Real Estate Investment Trust(ö)	36,039	1,405	GLP J-Reit(ö)	1,958	1,999
Healthcare Realty Trust, Inc. (Æ)	37	1	Hulic Co. , Ltd.	110,100	986
RioCan Real Estate Investment Trust(ö)	70,549	1,230	Invincible Investment Corp. (ö)	6,902	2,849
SmartCentres Real Estate Investment			Japan Logistics Fund, Inc. (ö)	1,014	2,059
Trust(ö)	71,316	1,611	Japan Real Estate Investment Corp. (ö)	335	1,881
		17,909	Mitsubishi Estate Co. , Ltd.	1,265,476	19,831
			Mitsui Fudosan Co. , Ltd.	434,427	9,626
China - 0.6%			Mori Hills REIT Investment Corp. Class
China Overseas Land & Investment, Ltd.	1,068,000	3,676	A(ö)	1,173	1,477
China Resources Land, Ltd.	392,288	1,498	Mori Trust Sogo REIT, Inc. (ö)	732	1,064
		5,174	Nippon Building Fund, Inc. (ö)	899	5,662
			Nippon Prologis REIT, Inc. (Æ)(ö)	1,747	3,688
Finland - 0.1%			NTT Urban Development Corp.	7,100	109
Citycon OYJ	227,359	420	Orix JREIT, Inc. (ö)	3,161	5,257
			Premier Investment Corp. (ö)	3,409	3,878
France - 3.7%			Sekisui House REIT, Inc. (ö)	1,385	885
Fonciere Des Regions(ö)	30,128	2,901	Sumitomo Realty & Development Co. ,
Gecina SA(ö)	55,153	7,119	Ltd.	155,586	5,682
Klepierre SA - GDR(ö)	329,240	10,137	Tokyo Tatemono Co. , Ltd.	447,782	4,614
Unibail-Rodamco-Westfield(Æ)(ö)	37,662	5,843	Tokyu Fudosan Holdings Corp.	399,481	1,983
Unibail-Rodamco-Westfield(ö)	27,937	4,315	XYMAX REIT Investment Corp. (ö)	904	905
		30,315			85,073

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 131

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Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Netherlands - 0.4%			Workspace Group PLC(ö)	12,498	126
Eurocommercial Properties NV	75,014	2,319			52,224
InterXion Holding NV(Æ)	15,975	865
		3,184	United States - 50.3%
			Acadia Realty Trust(ö)	72,766	1,729
Norway - 0.4%			Agree Realty Corp. (ö)	63,889	3,776
Entra ASA(Þ)	245,244	3,257	Alexandria Real Estate Equities, Inc. (ö)	49,451	5,699
			American Homes 4 Rent Class A(ö)	55,575	1,104
Singapore - 1.1%			American Tower Corp. (ö)	433	68
CapitaLand Commercial Trust, Ltd. (ö)	1,465,400	1,878	Americold Realty Trust(ö)	172,171	4,396
CapitaLand, Ltd.	1,081,300	2,459	Apartment Investment & Management
Mapletree Logistics Trust(ö)	3,034,600	2,803	Co. Class A(ö)	114,909	5,042
Suntec Real Estate Investment Trust(Æ)			AvalonBay Communities, Inc. (ö)	36,949	6,431
(ö)	338,800	441	BGP Holdings PLC(Æ)(Š)	926,311	—
UOL Group, Ltd.	326,500	1,477	Boston Properties, Inc. (ö)	80,090	9,014
		9,058	Brixmor Property Group, Inc. (ö)	288,366	4,236
			Brookfield Property REIT, Inc. Class
Spain - 1.3%			A(ö)	54,288	874
Inmobiliaria Colonial Socimi SA(ö)	404,432	3,759	Camden Property Trust(ö)	62,458	5,500
Merlin Properties Socimi SA(ö)	593,830	7,337	CBL & Associates Properties, Inc. (ö)	4,699	9
		11,096	Columbia Property Trust, Inc. (ö)	106,551	2,062
			CoreSite Realty Corp. Class A(ö)	16,145	1,409
Sweden - 1.3%			Corporate Office Properties Trust(ö)	6,720	141
Atrium Ljungberg AB Class B	21,150	363	Crown Castle International Corp. (ö)	14,040	1,525
Castellum AB	283,264	5,215	CubeSmart(ö)	144,310	4,140
Catena AB	59,527	1,483	CyrusOne, Inc. (ö)	114,293	6,044
Fabege AB	197,280	2,626	Digital Realty Trust, Inc. (ö)	69,493	7,404
Hufvudstaden AB Class A	50,219	777	Douglas Emmett, Inc. (ö)	117,957	4,025
		10,464	Empire State Realty Trust, Inc. Class
			A(ö)	134,703	1,917
Switzerland - 0.4%			Equinix, Inc. (Æ)(ö)	313	110
PSP Swiss Property AG	3,580	352	Equity LifeStyle Properties, Inc. Class
Swiss Prime Site AG Class A(Æ)	37,647	3,051	A(ö)	97,416	9,462
		3,403	Equity Residential(ö)	219,148	14,466
			Essential Properties Realty Trust, Inc. (ö)	104,502	1,447
United Kingdom - 6.3%			Essex Property Trust, Inc. (ö)	60,422	14,816
Assura PLC(ö)	2,664,716	1,794	Extra Space Storage, Inc. (ö)	124,774	11,290
Big Yellow Group PLC(ö)	154,957	1,722	Federal Realty Investment Trust(ö)	17,001	2,007
British Land Co. PLC (The)(ö)	1,369,715	9,307	HCP, Inc. (ö)	305,420	8,530
Derwent London PLC(ö)	111,564	4,049	Healthcare Realty Trust, Inc. (ö)	36,079	1,026
Grainger PLC	537,811	1,438	Hilton Worldwide Holdings, Inc.	1,789	128
Great Portland Estates PLC	836,171	7,008	Host Hotels & Resorts, Inc. (ö)	646,707	10,781
Hammerson PLC(ö)	200,749	840	Hudson Pacific Properties, Inc. (ö)	72,430	2,105
Intu Properties PLC Class H(ö)	399,730	578	Invitation Homes, Inc. (ö)	249,644	5,013
Land Securities Group PLC(ö)	827,813	8,485	Iron Mountain, Inc. (ö)	22,222	720
LondonMetric Property PLC(ö)	747,513	1,656	JBG Smith Properties(ö)	100,497	3,498
LXB Retail Properties PLC(Æ)	338,848	49	Kilroy Realty Corp. (ö)	155,486	9,777
PRS REIT PLC (The)(ö)	937,480	1,128	Kimco Realty Corp. (ö)	214,905	3,148
Safestore Holdings PLC(ö)	238,891	1,539	Liberty Property Trust(ö)	39,142	1,639
Segro PLC(ö)	803,134	6,025	Life Storage, Inc. (Æ)(ö)	49,533	4,606
St. Modwen Properties PLC	126,103	635	Macerich Co. (The)(ö)	195,450	8,459
Tritax EuroBox PLC(Æ)(ö)(Þ)	550,939	650	Mack-Cali Realty Corp. (ö)	176,824	3,464
UNITE Group PLC (The)(ö)	251,776	2,583	Medical Properties Trust, Inc. (ö)	24,434	393
Urban & Civic PLC	715,210	2,383	Mid-America Apartment Communities,
Warehouse REIT PLC(ö)	189,837	229	Inc. (ö)	61,645	5,900
			Omega Healthcare Investors, Inc. (ö)	78,788	2,770
			Paramount Group, Inc. (ö)	270,344	3,396

See accompanying notes which are an integral part of the financial statements.

132 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2018

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Park Hotels & Resorts, Inc. (ö)	108,613		2,821
Pebblebrook Hotel Trust(Ñ)(ö)	99,100		2,805
Pennsylvania Real Estate Investment
Trust(ö)	36,867		219
Physicians Realty Trust(ö)	104,597		1,677
Prologis, Inc. (ö)	380,550		22,345
Public Storage(ö)	19,457		3,938
QTS Realty Trust, Inc. Class A(ö)	16,148		598
Realty Income Corp. (ö)	217,790		13,730
Regency Centers Corp. (ö)	225,955		13,259
Retail Properties of America, Inc. Class
A(ö)	207,894		2,256
Rexford Industrial Realty, Inc. (ö)	112,681		3,320
RLJ Lodging Trust(ö)	191,718		3,144
Ryman Hospitality Properties, Inc. (ö)	54,686		3,647
Sabra Health Care REIT, Inc. (ö)	134,089		2,210
SBA Communications Corp. (Æ)(ö)	18,454		2,987
Simon Property Group, Inc. (ö)	174,503		29,316
SITE Centers Corp. (ö)	132,041		1,462
SL Green Realty Corp. (ö)	175,884		13,910
STORE Capital Corp. (ö)	160,550		4,545
Sun Communities, Inc. (ö)	47,655		4,847
Sunstone Hotel Investors, Inc. (ö)	295,439		3,844
Taubman Centers, Inc. (ö)	49,495		2,252
UDR, Inc. (ö)	369,541		14,641
Ventas, Inc. (ö)	143,389		8,401
VEREIT, Inc. (ö)	752,499		5,381
VICI Properties, Inc. (ö)	155,907		2,928
Vornado Realty Trust(ö)	227,628		14,119
Weingarten Realty Investors(ö)	149,184		3,701
Welltower, Inc. (ö)	290,072		20,134
			413,933

Total Common Stocks
(cost $774,969)			798,921

Short-Term Investments - 2.2%
United States - 2.2%
U. S. Cash Management Fund(@)	18,170,869	(8)	18,169
Total Short-Term Investments
(cost $18,169)			18,169

Other Securities - 0.4%
U. S. Cash Collateral Fund(×)(@)	2,813,000	(8)	2,813
Total Other Securities
(cost $2,813)			2,813

Total Investments 99.7%
(identified cost $795,951)			819,903

Other Assets and Liabilities, Net
- 0.3%			2,571
Net Assets - 100.0%			822,474

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 133

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Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2018

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.7%
ADO Properties SA	07/29/15	EUR	34,241	31.72	1,002	1,791
Entra ASA	08/14/15	NOK	245,244	10.71	2,757	3,257
Tritax EuroBox PLC	07/04/18	GBP	550,939	1.26	634	650
						5,698
For a description of restricted securities see note 7 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

134 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U. S. Real Estate Index Futures	381	USD	11,278	03/19	(748)
FTSE/EPRA Europe Index Futures	156	EUR	3,107	03/19	(69)
Hang Seng Index Futures	9	HKD	11,634	01/19	13
MSCI Singapore Index Futures	18	SGD	615	01/19	1
S&P/TSX 60 Index Futures	5	CAD	857	03/19	(10)
SPI 200 Index Futures	9	AUD	1,251	03/19	(3)
TOPIX Index Futures	16	JPY	238,960	03/19	(117)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(933)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	513	AUD	710	03/20/19	(12)
Bank of America	USD	543	CAD	720	03/20/19	(15)
Bank of America	USD	1,794	EUR	1,560	03/20/19	5
Bank of America	USD	671	HKD	5,230	03/20/19	(1)
Bank of America	USD	1,009	JPY	112,720	03/20/19	26
Bank of America	USD	256	SGD	350	03/20/19	1
Brown Brothers Harriman	USD	249	AUD	337	03/20/19	(11)
Brown Brothers Harriman	USD	125	CAD	170	03/20/19	—
Brown Brothers Harriman	USD	196	CAD	258	03/20/19	(7)
Brown Brothers Harriman	USD	1,082	EUR	945	03/20/19	7
Brown Brothers Harriman	USD	501	HKD	3,902	03/20/19	(1)
Brown Brothers Harriman	USD	294	JPY	32,530	01/07/19	3
Brown Brothers Harriman	USD	672	JPY	75,299	03/20/19	20
Brown Brothers Harriman	USD	171	SGD	233	03/20/19	—
Brown Brothers Harriman	AUD	140	USD	101	03/20/19	3
Brown Brothers Harriman	AUD	290	USD	207	03/20/19	3
Brown Brothers Harriman	CAD	180	USD	135	03/20/19	3
Brown Brothers Harriman	CAD	360	USD	270	03/20/19	6
Brown Brothers Harriman	EUR	210	USD	241	03/20/19	(2)
Brown Brothers Harriman	EUR	330	USD	379	03/20/19	(2)
Brown Brothers Harriman	HKD	1,290	USD	165	03/20/19	—
Brown Brothers Harriman	HKD	1,320	USD	169	03/20/19	—
Brown Brothers Harriman	JPY	7,317	USD	66	01/07/19	(1)
Brown Brothers Harriman	JPY	24,190	USD	219	01/07/19	(2)
Brown Brothers Harriman	JPY	16,940	USD	150	03/20/19	(5)
Brown Brothers Harriman	JPY	31,120	USD	279	03/20/19	(7)
Brown Brothers Harriman	SGD	140	USD	102	03/20/19	(1)
Royal Bank of Canada	USD	206	AUD	280	03/20/19	(9)
Royal Bank of Canada	USD	248	AUD	337	03/20/19	(10)
Royal Bank of Canada	USD	196	CAD	258	03/20/19	(6)
Royal Bank of Canada	USD	390	EUR	340	03/20/19	2
Royal Bank of Canada	USD	1,080	EUR	945	03/20/19	9
Royal Bank of Canada	USD	349	HKD	2,720	03/20/19	(1)
Royal Bank of Canada	USD	501	HKD	3,902	03/20/19	(1)
Royal Bank of Canada	USD	450	JPY	50,660	03/20/19	15

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 135

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Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	673	JPY	75,299	03/20/19	18
Royal Bank of Canada	USD	171	SGD	233	03/20/19	—
State Street	USD	23	NOK	204	01/02/19	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						27

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$29,943	$—	$—	$29,943	3.6
Austria	—	1,475	—	—	1,475	0.2
Belgium	—	1,580	—	—	1,580	0.2
Brazil	—	1,624	—	—	1,624	0.2
Canada	17,909	—	—	—	17,909	2.2
China	—	5,174	—	—	5,174	0.6
Finland	—	420	—	—	420	0.1
France	5,843	24,472	—	—	30,315	3.7
Germany	—	26,740	—	—	26,740	3.3
Hong Kong	—	89,663	—	—	89,663	10.9
Ireland	—	2,386	—	—	2,386	0.3
Japan	—	85,073	—	—	85,073	10.3
Netherlands	865	2,319	—	—	3,184	0.4
Norway	—	3,257	—	—	3,257	0.4
Singapore	—	9,058	—	—	9,058	1.1
Spain	—	11,096	—	—	11,096	1.3
Sweden	—	10,464	—	—	10,464	1.3
Switzerland	—	3,403	—	—	3,403	0.4
United Kingdom	—	52,224	—	—	52,224	6.3
United States	413,933	—	—	—	413,933	50.3
Short-Term Investments	—	—	—	18,169	18,169	2.2
Other Securities	—	—	—	2,813	2,813	0.4
Total Investments	438,550	360,371	—	20,982	819,903	99.7
Other Assets and Liabilities, Net						0.3
						100.0

Other Financial Instruments
Assets
Futures Contracts	14	—	—	—	14	—*

See accompanying notes which are an integral part of the financial statements.

136 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Foreign Currency Exchange Contracts	3	118	—	—	121	—*

Liabilities
Futures Contracts	(947)	—	—	—	(947)	(0.1)
Foreign Currency Exchange Contracts	(1)	(93)	—	—	(94)	(—)*
Total Other Financial Instruments**	$(931)	$25	$—	$—	$(906)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	256,322
Healthcare	46,935
Industrial	51,204
Lodging/Resorts	30,019
Office	126,775
Residential	125,015
Retail	135,416
Self Storage	27,235
Short-Term Investments	18,169
Other Securities	2,813
Total Investments	819,903

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 137

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Global Real Estate Securities Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$121
Variation margin on futures contracts*	14	—
Total	$14	$121

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$947	$—
Unrealized depreciation on foreign currency exchange contracts	—	94
Total	$947	$94
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(926)	$—
Foreign currency exchange contracts	—	(267)
Total	$(926)	$(267)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,044)	$—
Foreign currency exchange contracts	—	(48)
Total	$(1,044)	$(48)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

138 Global Real Estate Securities Fund

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Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$2,746	$—	$2,746
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	121	—	121
Total Financial and Derivative Assets		2,867	—	2,867
Financial and Derivative Assets not subject to a netting agreement		(2)	—	(2)
Total Financial and Derivative Assets subject to a netting agreement		$2,865	$—	$2,865

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$32	$29	$—	$3
Brown Brothers Harriman	41	35	—	6
Merrill Lynch	2,746	—	2,746	—
Royal Bank of Canada	46	28	—	18
Total	$2,865	$92	$2,746	$27

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 139

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$94	$—	$94
Total Financial and Derivative Liabilities		94	—	94
Financial and Derivative Liabilities not subject to a netting agreement		(2)	—	(2)
Total Financial and Derivative Liabilities subject to a netting agreement		$92	$—	$92

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$29	$29	$—	$—
Brown Brothers Harriman	35	35	—	—
Royal Bank of Canada	28	28	—	—
Total	$92	$92	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

140 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$795,951
Investments, at fair value(*)(>)	819,903
Foreign currency holdings(^)	735
Unrealized appreciation on foreign currency exchange contracts	121
Receivables:
Dividends and interest	3,729
Dividends from affiliated funds	34
Investments sold	1,387
Fund shares sold	290
Foreign capital gains taxes recoverable	173
Variation margin on futures contracts	2,109
Total assets	828,481

Liabilities
Payables:
Investments purchased	1,404
Accrued fees to affiliates	624
Other accrued expenses	140
Variation margin on futures contracts	932
Unrealized depreciation on foreign currency exchange contracts	94
Payable upon return of securities loaned	2,813
Total liabilities	6,007

Net Assets	$822,474

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 141

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — December 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(7,935)
Shares of beneficial interest	618
Additional paid-in capital	829,791
Net Assets	$822,474

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$13.32
Net assets	$822,474,126
Shares outstanding ($. 01 par value)	61,763,674
Amounts in thousands
(^) Foreign currency holdings - cost	$729
(*) Securities on loan included in investments	$2,746
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$20,982

(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

142 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Dividends	$35,777
Dividends from affiliated funds	288
Securities lending income (net)	161
Less foreign taxes withheld	(1,591)
Total investment income	34,635

Expenses
Advisory fees	7,018
Administrative fees	439
Custodian fees	312
Transfer agent fees	39
Professional fees	98
Trustees’ fees	32
Printing fees	117
Miscellaneous	32
Total expenses	8,087
Net investment income (loss)	26,548

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	15,171
Investments in affiliated funds	1
Futures contracts	(926)
Foreign currency exchange contracts	(267)
Foreign currency-related transactions	(179)
Net realized gain (loss)	13,800
Net change in unrealized appreciation (depreciation) on:
Investments	(89,684)
Futures contracts	(1,044)
Foreign currency exchange contracts	(48)
Foreign currency-related transactions	(19)
Net change in unrealized appreciation (depreciation)	(90,795)
Net realized and unrealized gain (loss)	(76,995)
Net Increase (Decrease) in Net Assets from Operations	$(50,447)

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 143

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Global Real Estate Securities Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,548	$17,690
Net realized gain (loss)	13,800	29,177
Net change in unrealized appreciation (depreciation)	(90,795)	47,887
Net increase (decrease) in net assets from operations	(50,447)	94,754

Distributions (i)
To shareholders	(40,384)	(47,629)
Net decrease in net assets from distributions	(40,384)	(47,629)

Share Transactions*
Net increase (decrease) in net assets from share transactions	13,851	51,511
Total Net Increase (Decrease) in Net Assets	(76,980)	98,636

Net Assets
Beginning of period	899,454	800,818
End of period (ii)	$822,474	$899,454

(i)     Prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement. For the period ended December 31, 2017, distributions from net investment income (in thousands) $31,188. For the same period, distributions from net realized gain (in thousands)
were $16,441.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 was $(17,487). The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,494	$21,338	2,324	$33,928
Proceeds from reinvestment of distributions	2,900	40,384	3,266	47,629
Payments for shares redeemed	(3,345)	(47,871)	(2,058)	(30,046)
Total increase (decrease)	1,049	$13,851	3,532	$51,511

See accompanying notes which are an integral part of the financial statements.

144 Global Real Estate Securities Fund

(This page intentionally left blank)

Russell Investment Funds
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net	Return of
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
December 31, 2018	14.81	. 43	(1.26)	(. 83)	(. 64)	(. 02)	—
December 31, 2017	14.00	. 29	1.34	1.63	(. 54)	(. 28)	—
December 31, 2016	14.71	. 31	. 13	. 44	(. 57)	(. 46)	(. 12)
December 31, 2015	15.63	. 29	(. 25)	. 04	(. 25)	(. 71)	—
December 31, 2014	14.68	. 28	1.89	2.17	(. 52)	(. 70)	—

See accompanying notes which are an integral part of the financial statements.

146 Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross	Net(b)	Net Assets(b)	Turnover Rate
(. 66)	13.32	(5.72)	822,474	. 92	. 92	3.03	78
(. 82)	14.81	11.80	899,454	. 92	. 92	2.09	84
(1.15)	14.00	3.02	800,818	. 94	. 94	2.06	91
(. 96)	14.71	. 25	778,091	. 93	. 93	1.86	64
(1.22)	15.63	14.75	777,376	. 95	. 95	1.76	64

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 147

Russell Investment Funds
Global Real Estate Securities Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:

Advisory fees	$579,603
Administration fees	36,225
Transfer agent fees	3,189
Trustee fees	5,144
$624,161

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$10,496	$108,429	$116,112	$—	$—	$2,813	$193	$—
U. S. Cash Management Fund	15,820	211,730	209,382	1	—	18,169	288	—
	$26,316	$320,159	$325,494	$1	$—	$20,982	$481	$—

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$828,508,587
Unrealized Appreciation	$19,234,524
Unrealized Depreciation	(28,028,841)
Net Unrealized Appreciation (Depreciation)	$(8,794,317)
Undistributed Ordinary Income	$1,493,493
Tax Composition of Distributions
Ordinary Income	$39,290,345
Long-Term Capital Gains	$1,093,348

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $626,325 incurred from November 1, 2018 to
December 31, 2018, and treat it as arising in the fiscal year 2019.

See accompanying notes which are an integral part of the financial statements.

148 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedule of Investments — December 31, 2018

Footnotes:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
(1) Weekly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit

Notes to Schedule of Investments 149

Russell Investment Funds

Notes to Schedule of Investments, continued — December 31, 2018

SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

150 Notes to Schedule of Investments

Russell Investment Funds

Notes to Schedule of Investments, continued — December 31, 2018

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedule of Investments 151

Russell Investment Funds

Notes to Financial Highlights — December 31, 2018

(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(e) Gross and Net Expense Ratios for the period ended December 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, the expense ratios would have been higher by the amount listed below.

Impact of the fee reimbursement on
Fund	gross and net expense ratios
U. S. Strategic Equity Fund	0.01%
U. S. Small Cap Equity Fund	0.01%
International Developed Markets Fund	0.05%

See accompanying notes which are an integral part of the financial statements.

152 Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — December 31, 2018

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018 other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest

154 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018 rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers between Levels 1, 2, and 3 for the period ended December 31, 2018.

The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved pricing became available. The amount transferred was $1,318,714.

The Strategic Bond Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved pricing became unavailable. The amount transferred was $394,158.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

Notes to Financial Statements 155

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in

156 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018 the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At December 31, 2018, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2015 through December 31,
2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and mid-December	U. S. Strategic Equity, U. S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually	Mid-December	International Developed Markets Fund

The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects

Notes to Financial Statements 157

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018 of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2018. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations. For the period ended December 31, 2018, none of the funds had capital gains and repatriation taxes included in net realized gain (loss) on investments in the Statements of Operations.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of
Operations, for the period ended December 31, 2018, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

158 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended December 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Strategic Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
International Developed Markets Fund	$129,142,830	$104,314,002	$94,518,327	$102,384,911
Strategic Bond Fund	209,542,881	268,378,272	182,708,038	168,482,773
Global Real Estate Securities Fund	12,995,762	14,423,538	23,152,810	14,840,553
		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
International Developed Markets Fund	$128,904,989	$103,498,657	$94,270,234	$102,336,718
Strategic Bond Fund	209,328,160	269,868,967	182,837,673	168,567,557
Global Real Estate Securities Fund	12,929,555	14,289,100	23,103,258	14,822,390

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Notes to Financial Statements 159

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended December 31, 2018, the Strategic Bond Fund purchased or sold options primarily for return enhancement and hedging.

The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

		Notional of Options Contracts Outstanding
Funds	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Strategic Bond Fund	$17,738,500	$19,305,000	$11,521,250	$46,920,250

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended December 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

		Notional of Futures Contracts Outstanding
Funds	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
U. S. Strategic Equity Fund	$9,118,350	$13,880,160	$8,757,000	$10,271,320
U. S. Small Cap Equity Fund	2,985,840	1,070,875	765,360	6,407,750
International Developed Markets Fund	98,131,089	97,149,688	93,632,723	93,552,267
Strategic Bond Fund	737,707,675	793,981,992	809,602,509	563,277,827
Global Real Estate Securities Fund	17,023,222	17,213,484	17,044,303	20,463,644

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of
160 Notes to Financial Statements

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Notes to Financial Statements, continued — December 31, 2018 time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation

Notes to Financial Statements 161

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Notes to Financial Statements, continued — December 31, 2018 or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended December 31, 2018, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

162 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018

		Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Strategic Bond Fund	$11,160,000	$12,700,000	$9,460,000	$54,540,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended December 31, 2018, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

		Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Strategic Bond Fund	$32,200,014	$45,892,459	$50,209,582	$80,062,291

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended December 31, 2018, there were no total return swaps held in the Funds.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended December 31, 2018, the Funds did not enter into currency swap agreements.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Notes to Financial Statements 163

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Notes to Financial Statements, continued — December 31, 2018

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of December 31, 2018, the Strategic Bond
Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be

164 Notes to Financial Statements

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Notes to Financial Statements, continued — December 31, 2018 subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Notes to Financial Statements 165

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Notes to Financial Statements, continued — December 31, 2018

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

166 Notes to Financial Statements

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Notes to Financial Statements, continued — December 31, 2018

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of December 31, 2018, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds

Notes to Financial Statements 167

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018 have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended December 31, 2018, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
U. S. Strategic Equity Fund	$646,347,059	$674,822,187
U. S. Small Cap Equity Fund	189,954,401	199,964,010
International Developed Markets Fund	254,379,736	263,716,076
Strategic Bond Fund	276,251,415	261,278,507
Global Real Estate Securities Fund	671,394,093	673,366,986

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Strategic Bond Fund	$583,326,302	$547,111,999

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of December 31, 2018, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and
168 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018 transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of December 31, 2018, the Funds had invested $121,588,932 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $21,047,623 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.

	Annual Rate
Funds	Adviser (%)	Administrator (%)
U. S. Strategic Equity Fund	0.73	Up to 0.05
U. S. Small Cap Equity Fund	0.90	Up to 0.05
International Developed Markets Fund	0.90	Up to 0.05
Strategic Bond Fund	0.55	Up to 0.05
Global Real Estate Securities Fund	0.80	Up to 0.05

The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2018:

	Advisory	Administrative
U. S. Strategic Equity Fund	$3,274,540	$224,284
U. S. Small Cap Equity Fund	2,242,883	124,605
International Developed Markets Fund	3,704,184	205,788
Strategic Bond Fund	4,885,556	444,141
Global Real Estate Securities Fund	7,017,793	438,612

There were no advisory fee waivers for the Funds during the period.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2018 were as follows:

Amount
U. S. Strategic Equity Fund	$19,737
U. S. Small Cap Equity Fund	10,965
International Developed Markets Fund	18,109
Strategic Bond Fund	39,085
Global Real Estate Securities Fund	38,598

Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its

Notes to Financial Statements 169

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018 independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended December 31, 2018, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a
-7 of the Investment Company Act.

Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 33 funds and RIF, which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended December 31, 2018, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,459,750.
5. Federal Income Taxes
At December 31, 2018, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

	No Expiration
Funds	Short Term	Long-Term	Totals
Strategic Bond Fund	$14,440,436	$7,696,379	$22,136,815

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
6. Record Ownership
At December 31, 2018, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
U. S. Strategic Equity Fund	2	86.4
U. S. Small Cap Equity Fund	2	71.7
International Developed Markets Fund	2	70.9
Strategic Bond Fund	1	70.6
Global Real Estate Securities Fund	2	91.1

170 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2018

7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

See each Fund's Schedule of Investments for a list of securities that have been footnoted as a restricted security.
8. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended December 31, 2018, there were no unfunded loan commitments held by the Fund.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.

Notes to Financial Statements 171

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S.
Small Cap Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate
Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets
Fund, Strategic Bond Fund and Global Real Estate Securities Fund (five of the funds constituting Russell
Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
December 31, 2018 and each of the financial highlights for each of the five years in the period ended
December 31, 2018 in conformity with accounting principles generally accepted in the United States of
America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 14, 2019

We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

172 Report of Independent Registered Public Accounting Firm

Russell Investment Funds

Tax Information — December 31, 2018 (Unaudited)

For the tax year ended December 31, 2018, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2019 will show the tax status of all distributions paid to your account in calendar year 2018.

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

U. S. Strategic Equity	40.5%
U. S. Small Cap Equity	34.9%
International Developed Markets	0.0%
Global Real Estate Securities	0.0%
Strategic Bond	0.0%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2018:

U. S. Strategic Equity	$65,982,476
U. S. Small Cap Equity	$29,681,804
International Developed Markets	$20,391,546
Global Real Estate Securities	$1,093,348
Strategic Bond	$—

The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31, 2018.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:

		Foreign		Foreign
		Taxes		Source
	Foreign	Paid	Foreign Source	Income Per
Fund Name	Taxes Paid	Per Share	Income	Share
International Developed Markets	$746,197	$0.0317	$11,999,259	$0.3370

Please consult a tax adviser for any questions about federal or state income tax laws.

Tax Information 173

Russell Investment Funds

Affiliated Brokerage Transactions — December 31, 2018 (Unaudited)

As discussed in the Note 4 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers including assets, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-
discretionary managers or (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or (v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Amounts retained by RIIS for the period ended December 31, 2018 were as follows:

Fund Name	2018
U. S. Strategic Equity Fund	$59,685
U. S. Small Cap Equity Fund	34,516
International Developed Markets Fund	28,769
Strategic Bond Fund	—
Global Real Estate Securities Fund	83,041

174 Affiliated Brokerage Transactions

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Money Manager Contracts
At a meeting held on December 4, 2018, the Board received a proposal from RIM to effect Money Manager changes for the U.S. Small
Cap Equity Fund. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of
Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter;
the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards;
RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with
RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money
Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager;
and the expected costs of transitioning Fund assets to the Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their May 21, 2018 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money
Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money
Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Basis for Approval of Investment Advisory Contracts 175

Russell Investment Funds

Shareholder Requests for Additional Information — December 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at the Securities and Exchange Commission’s website at www.sec.gov: and (iii) also the Funds’ Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and Advocacy (formerly, the Public Reference
Room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling
1-202-551-8090.

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

176 Shareholder Requests for Additional Information

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — December 31, 2018
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms.
Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/
trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-
profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr. Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	42	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, Russell
		until successor	Investments Fund Services, LLC
		is chosen and	(“RIFUS”)
		qualified by	• Director, RIM
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	42	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 177

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director, Avista	42	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp. (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp.
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Until September 2018, Regent,		utilities)
			University of Washington		• Until May
			• President, Kristianne Gates Blake,		2017,
			P. S. (accounting services)		Director,
			• Until June 2014, Director, Ecova		Avista Corp
			(total energy and sustainability		(electric
			management)		utilities)
			• Until December 2013, Trustee		• Until June
			and Chairman of the Operations		2014,
			Committee, Principal Investors Funds		Director,
			and Principal Variable Contracts		Ecova (total
			Funds (investment company)		energy and
sustainability
management)
• Until
December
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

178 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	42	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 2014, Chairperson of		(investment
		successor is	Audit Committee, Select Sector SPDR		company)
		duly elected and	Funds (investment company)		• From August
		qualified			2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	42	Until October
Born December 3, 1951		successor is			2015, Trustee,
1301 Second Avenue		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	42	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	42	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

* Each Trustee is subject to mandatory retirement at age 75.

Disclosure of Information about Fund Trustees and Officers 179

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	42	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management

Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017

Peter Gunning,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born February 22, 1967	Officer since 2018	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chief Executive Officer, Asia Pacific, Russell Investments
18th Floor, Seattle WA			• President, RIM
98101

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, U. S. One, LLC
98101

180 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Adviser, Money Managers and Service Providers — December 31, 2018 (Unaudited)

Interested Trustees	Independent Registered Public Accounting Firm
Mark Spina	PricewaterhouseCoopers LLP
Independent Trustees	1420 5th Avenue, Suite 2800
Thaddas L. Alston	Seattle, WA 98101
Kristianne Blake	Money Managers
Cheryl Burgermeister	U. S. Strategic Equity Fund
Katherine W. Krysty	Brandywine Global Investment Management, LLC,
Raymond P. Tennison, Jr.	Philadelphia, PA
Jack R. Thompson	HS Management Partners, LLC, New York, NY
Trustee Emeritus	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
George F. Russell, Jr.	Suffolk Capital Management, LLC, New York, NY
Officers	U. S. Small Cap Equity Fund
Mark Spina, President and Chief Executive Officer	Ancora Advisors, LLC, Cleveland, OH
Mark E. Swanson, Treasurer, Chief Accounting Officer &	Boston Partners Global Investors, Inc. , New York, NY
Chief Financial Officer	Copeland Capital Management, LLC, Conshohocken, PA
Cheryl Wichers, Chief Compliance Officer	DePrince, Race & Zollo, Inc. , Winter Park, FL
Peter Gunning, Chief Investment Officer	Falcon Point Capital, LLC, San Francisco, CA
Mary Beth R. Albaneze, Secretary	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Adviser	Penn Capital Management Company, Inc. , Philadelphia, PA
Russell Investment Management, LLC	Timpani Capital Management, LLC, Milwaukee, WI
1301 Second Avenue	International Developed Markets Fund
Seattle, WA 98101	GQG Partners LLC, Fort Lauderdale, FL
Administrator, Transfer and Dividend Disbursing	Janus Capital Management LLC, Denver, CO and Perkins
Investment Management LLC, Chicago, IL
Agent	Numeric Investors LLC, Boston, MA
Russell Investments Fund Services, LLC	Pzena Investment Management, LLC, New York, NY
1301 Second Avenue	Wellington Management Company LLP, Boston, MA
Seattle, WA 98101
Strategic Bond Fund
Custodian	Colchester Global Investors Limited, London, England
State Street Bank and Trust Company	Insight Investment International Limited, London, United
1 Heritage Drive	Kingdom
North Quincy, MA 02171	Logan Circle Partners, L. P. , Philadelphia, PA
Office of Shareholder Inquiries	Pareto Investment Management Limited, London, United
1301 Second Avenue	Kingdom
Seattle, WA 98101	Schroder Investment Management North America Inc. , New
(800) 787-7354	York, NY
Legal Counsel	Scout Investments, LLC. , Kansas City, MO
Dechert LLP	Western Asset Management Company, Pasadena, CA Western
One International Place, 40th Floor	Asset Management Company Limited, London, United
100 Oliver Street	Kingdom
Boston, MA 02110	Global Real Estate Securities Fund
Distributor	Cohen & Steers Capital Management, Inc. , New York, NY
Russell Investments Financial Services, LLC	Cohen & Steers UK Limited London, United Kingdom and
1301 Second Avenue	Cohen & Steers Asia Limited, Hong Kong, China
Seattle, WA 98101	Morgan Stanley Investment Management Inc. , New York, NY
Morgan Stanley Investment Management Limited, New
York, NY and Morgan Stanley Investment Management
Company, New York, NY
RREEF America L. L. C. , Chicago, IL, Deutsche Investments
Australia Limited, Sydney NSW, Australia, Deutsch
Alternatives Asset Management (Global) Limited, London,
United Kingdom

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers 181

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Russell Investments

Russell Investments

2018 ANNUAL REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

DECEMBER 31, 2018

FUND

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.

You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Annual Report

December 31, 2018

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2019. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operation under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders

Fellow Investors,

Our primary focus is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides a great answer for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.

The recent past has demonstrated the value of a disciplined approach, as we have seen volatility increase and leadership change quickly:

• For the calendar year of 2018, U.S. equities were headed to a stellar year ahead of the final quarter. Coming into October, the S&P 500® Index was up 10.6% year-to-date—hitting an all-time high of 2,930.751 on September 20. These gains were erased in the final quarter as the U.S. market dropped 14.0%, ending 6.2% lower for the year – its worst since 2008.

• For the year of 2017, emerging markets equities were by far and away the top performing asset segment, up over 34.0%.
That all changed in 2018, as emerging markets were one of the worst performing asset classes, finishing the year down over
16.6%2. Bonds, the usual safe haven when equity markets begin to retreat, were down 1.2% for 2018, and slipped 1.1%
during October, when equities were decreasing as well.3 It hurts when the equity diversifier is down along with equity markets.

These types of volatile and non-conforming markets can make it difficult for individuals to stick to an investment plan.
It can be quite tempting to get distracted and try to move to those areas that have been working, abandoning those that have not. Unfortunately, this can whipsaw the less-disciplined investor that falls into the harmful trap of buying high and selling low. However, we believe this is the type of market in which our process shines.

We maintain our focus and look to position our funds for the environment ahead, not the one that has just passed. With this in mind, we hold the following views on markets:

• We continue to believe in diversifying globally. International investments provide diversification relative to U.S.-
based investments as well as open the portfolio up to additional opportunities outside our borders.

• We believe in a modest tilt away from the U.S. due to relatively high valuations. We also believe in emerging markets equity exposure, although slightly less than at the beginning of 2018, due to profit taking after 2017’s strong performance. Within our bond exposure, we believe in diversifying across sectors and place less emphasis on below-
investment-grade credit risk, as credit spreads have tightened and that market segment has gotten riskier.

Looking forward to the year ahead, we believe that growth will remain on a positive track at least through the middle of
2019. As we approach late 2019/early 2020, the odds of an economic slowdown do increase as the current cycle is getting quite long in the tooth. We will be watching events quite closely and positioning the portfolios to navigate the conditions ahead.

At Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing multi-asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.

President and Chief Executive Officer, Russell Investment Funds

1 Source: Bloomberg

2 MSCI Emerging Markets Index, USD. Source: Bloomberg.

3 Bloomberg Barclays Global Aggregate Total Return Index Unhedged USD. Source: Bloomberg.

To Our Shareholders 3

Russell Investment Funds
Moderate Strategy Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

Moderate Strategy Fund			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	(4.92)%		1 Year	0.01%
5 Years	3.02	%§	5 Years	2.52	%§
10 Years	6.63	%§	10 Years	3.48	%§

			Russell 1000® Index***
				Total
				Return
			1 Year	(4.78)%
			5 Years	8.21	%§
			10 Years	13.28	%§

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The Moderate Strategy Fund (the “Fund”) is a fund of funds that	around the globe continued to shrink in the generally low-yield
invests principally in other Russell Investment Funds (“RIF”)	environment as credit spreads continued to tighten.
and Russell Investment Company (“RIC”) mutual funds (the	The U. S. equity market, as broadly measured by the Russell
“Underlying Funds”) . The Underlying Funds employ a multi-	3000® Index, was down 5.24% over the period. From a style
manager approach whereby portions of the Underlying Funds	perspective, growth outperformed value. The Fund’s strategic
are allocated to different money manager strategies. Underlying	exposure to global equities hindered performance over the period
Fund assets not allocated to money managers are managed by	as international markets and emerging markets lagged due to
Russell Investment Management, LLC (“RIM”), the Fund’s	political uncertainties, slower economic growth, and trade war
and Underlying Funds’ advisor. RIM, as the Underlying Funds’	concerns.
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive order	How did the investment strategies and techniques employed
from the Securities and Exchange Commission (“SEC”) permits	by the Fund and the Underlying Funds affect the Fund’s
RIM to engage or terminate a money manager in an Underlying	performance?
Fund at any time, subject to approval by the Underlying Fund’s	The Fund is a fund of funds and its performance is based on RIM’s
Board, without a shareholder vote. Pursuant to the terms of the	strategic asset allocations, the performance of the Underlying
exemptive order, an Underlying Fund is required to notify its	Funds in which the Fund invests, and tactical changes in the
shareholders within 90 days of when a money manager begins	Fund’s asset allocation throughout the year. In order to seek to
providing services.	achieve the Fund’s objective during the period, RIM’s strategic
What is the Fund’s investment objective?	asset allocation included investments in equity, fixed income,
The Fund seeks to provide current income and moderate long	multi-asset and alternative Underlying Funds.
term capital appreciation.	The Fund’s diverse asset allocation detracted from performance during the period. Non-traditional asset classes such as bank
How did the Fund perform relative to its benchmark for the	loans returned 0.44%, as measured by the S&P/LSTA Leveraged
fiscal year ended December 31, 2018?	Loan TR Index, outperforming the Fund’s primary benchmark,
For the fiscal year ended December 31, 2018, the Fund lost	the Bloomberg Barclays U. S. Aggregate Bond Index. However,
4.92%. This is compared to the Fund’s primary benchmark, the	the outperformance was more than offset by non-U. S. equities
Bloomberg Barclays U. S. Aggregate Bond Index, which gained	exposure as non-U. S. developed equities and commodities
0.01% during the same period. The Fund’s performance includes	delivered negative returns, as measured by the MSCI World ex
operating expenses, whereas index returns are unmanaged and do	USA Index Net and Bloomberg Commodity Index Total Return,
not include expenses of any kind.	respectively.
For the fiscal year ended December 31, 2018, the Morningstar®	The fixed income portion of the Fund’s portfolio underperformed
Insurance Allocation – 30% to 50% Equity Category, a group of	the Fund’s fixed income benchmark. An allocation to the RIC
funds that Morningstar considers to have investment strategies	Unconstrained Total Return Fund was additive due to the fact
similar to those of the Fund, lost 4.32%. This result serves as a	that it avoided most of the selloff that occurred as a result of
peer comparison and is expressed net of operating expenses.	rising rates given its design to be less interest rate sensitive.
However, the excess returns were more than offset by the Fund’s
How did market conditions affect the Fund’s performance?	allocation to the RIC Investment Grade Bond Fund as a result of
The Fund seeks to achieve its objective by investing in Underlying	its allocation to currencies and global government bond futures.
Funds that provide exposure to a range of diversified investments,	An allocation to the RIF Strategic Bond Fund also detracted from
and most major asset classes invested in by the Underlying Funds	a benchmark-relative perspective as a result of the Fund’s ex-
produced negative absolute returns during the period.	benchmark allocation to currencies and global government bond
Within the Fund’s fixed income portfolio, exposure to bank loans	futures.
was beneficial as it was among the best-performing segments	The broader equity markets faced strong volatility over the
of the fixed income market over the one-year period. Rising	period and generally underperformed the Fund’s fixed income
interest rates posed challenges to other fixed income assets, as	benchmark. The equity Underlying Funds also generally
well as more interest rate sensitive real assets such as global	underperformed their respective equity benchmarks. The RIC
infrastructure and global real estate investment trusts (“REITs”) .	U. S. Defensive Equity Fund underperformed its benchmark,
Despite short term U. S. bond yields rising, income opportunities	partially resulting from its underweight to the technology sector, which was viewed as among the most expensive segments of the

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

U. S. large cap equity market. The RIC U. S. Dynamic Equity	valuations by adding to the Fund’s allocation to the RIF Global
Fund also underperformed its benchmark, partially resulting from	Real Estate Securities Fund.
an underweight to the largest market capitalization stocks and	In the second quarter, RIM moved an emerging markets equity
overweight to pro-cyclical areas such as financials, industrials	overweight to neutral by reducing the Fund’s allocation to the
and energy sectors. The RIF International Developed Markets	RIC Emerging Markets Fund. This decision was informed by a
Fund underperformed its international equity benchmark as	combination of fading market momentum and less compelling
a result of its underweights to health care and Asia-Pacific ex	cycle view on impacts from higher U. S. rates and weaker non-
Japan.	U. S. growth.
The alternative assets portion of the Fund’s portfolio	In addition, RIM reduced the Fund’s exposure to the RIC Global
underperformed the Fund’s fixed income benchmark. The RIF	Opportunistic Credit Fund and increased the Fund’s exposure
Global Real Estate Securities Fund underperformed the Fund’s	to the RIC Unconstrained Total Return Fund in order to reduce
benchmark and its real estate focused benchmark, as a result	exposure to credit and increase exposure to securitized assets
of its underweight to Japanese REITs markets and overweight	given a higher conviction for outperformance.
to the U. S. office sector. The RIC Global Infrastructure Fund
underperformed the Fund’s fixed income benchmark but	RIM’s tactical modifications to the Fund’s asset allocation versus
outperformed its listed infrastructure benchmark. The RIC	strategic targets added value during the period, mainly driven by
Commodity Strategies Fund struggled versus its benchmark as	an equity underweight and the Fund’s continued orientation as a
well as the Fund’s fixed income benchmark.	risk manager instead of risk taker.
The multi-asset portion of the Fund’s portfolio underperformed the	RIM manages a global real yield positioning strategy and a
Fund’s fixed income benchmark. While the RIC Multi-Strategy	currency factor positioning strategy for the Fund. Using futures,
Income Fund benefited from large positions in commercial	the global high real yield strategy took long positions in high
mortgage back securities and agency interest only strips that add	quality government bonds whose net-of-inflation yields are
value as interest rates rise, the Underlying Fund suffered from its	expected to be relatively high and short positions where net-of-
exposure to U. S. equity markets as the markets struggled.	inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short
Describe any changes to the Fund’s structure or allocation	positions in global foreign exchange markets. The global real
to the Underlying Funds.	yield strategy detracted over the period as the long positions,
RIM has the discretion to vary the Fund’s actual allocation from	specifically United States Treasuries, underperformed as interest
the target strategic asset allocation by up to +/- 5% at the equity,	rates increased and widened compared to the short positions, in
fixed income, multi-asset or alternative category level based on	particular in German bund. With respect to the currency factor
RIM’s capital markets research. In addition to investing in the	strategy, the Fund’s exposure to developed market currencies
Underlying Funds, RIM may seek to actively manage a Fund’s	was broadly neutral, while the exposure to emerging market
overall exposures by investing in derivatives that RIM believes	currencies was positive, with contributions from a long Mexican
will achieve the desired risk/return profile for the Fund. RIM’s	Peso position.
asset allocation modifications, implemented through both tactical
changes to Underlying Fund allocations and derivatives-based	The views expressed in this report reflect those of the
exposures, benefited the Fund’s performance relative to the	portfolio managers only through the end of the period
Fund’s target strategic asset allocation.	covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
RIM continued to operate the Fund as a risk manager rather	any other affiliated organization. These views are subject to
than risk taker during the period. The Fund maintained an	change at any time based upon market conditions or other
underweight position in U. S. equity by trimming its exposure to	events, and RIM disclaims any responsibility to update the
the RIC U. S. Defensive Equity Fund relative to RIM’s long-term	views contained herein. These views should not be relied
strategic weights, while keeping an overweight position in Europe	on as investment advice and, because investment decisions
ex-UK equities relative to RIM’s strategic positioning via the RIF	for a Russell Investment Funds (“RIF”) Fund are based on
International Developed Markets Fund.	numerous factors, should not be relied on as an indication
In the first quarter of 2018, RIM brought an underweight position	of investment decisions of any RIF Fund.
in listed REITs back to neutral due to increasingly attractive

6 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

* Assumes initial investment on January 1, 2009.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

*** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Moderate Strategy Fund 7

Russell Investment Funds
Moderate Strategy Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$959.60	$1,024.50
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.69	$0.71
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

8 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 95.2%
Alternative - 5.7%
RIC Commodity Strategies Fund Class Y		572,110		2,843
RIC Global Infrastructure Fund Class Y		174,363		1,651
RIF Global Real Estate Securities Fund		96,892		1,291
				5,785

Domestic Equities - 8.8%
RIC U. S. Defensive Equity Fund Class Y		1,249		57
RIC U. S. Dynamic Equity Fund Class Y		36,158		214
RIF U. S. Small Cap Equity Fund		598,290		7,096
RIF U. S. Strategic Equity Fund		115,922		1,521
				8,888

Fixed Income - 47.9%
RIC Global Opportunistic Credit Fund Class Y		697,031		6,280
RIC Investment Grade Bond Fund Class Y		586,736		12,122
RIC Unconstrained Total Return Fund Class Y		833,595		8,119
RIF Strategic Bond Fund		2,174,935		21,902
				48,423

International Equities - 18.6%
RIC Emerging Markets Fund Class Y		372,013		6,268
RIC Global Equity Fund Class Y		809,406		6,848
RIF International Developed Markets Fund		571,320		5,736
				18,852

Multi-Asset - 14.2%
RIC Multi-Strategy Income Fund Class Y		1,510,292		14,318

Total Investments in Affiliated Funds
(cost $99,008)				96,266

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Bank of America Jan 2019 2,759.73 Call (3,042)	USD	8,395	(ÿ)	5
Total Options Purchased
(cost $255)				5

Total Investments 95.2%
(identified cost $99,263)				96,271

Other Assets and Liabilities, Net - 4.8%				4,832
Net Assets - 100.0%				101,103

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 9

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	5	EUR	488	01/19	(12)
CAC40 Euro Index Futures	33	EUR	1,560	01/19	(30)
DAX Index Futures	4	EUR	1,056	03/19	(29)
Dow Jones U. S. Real Estate Index Futures	35	USD	1,036	03/19	(71)
EURO STOXX 50 Index Futures	32	EUR	952	03/19	(30)
FTSE/MIB Index Futures	3	EUR	273	03/19	(8)
IBEX 35 Index Futures	5	EUR	426	01/19	(13)
MSCI EAFE Index Futures	13	USD	1,115	03/19	(18)
OMXS30 Index Futures	24	SEK	3,380	01/19	(12)
Russell 1000 E-Mini Index Futures	4	USD	277	03/19	(11)
S&P 400 E-Mini Index Futures	1	USD	166	03/19	(7)
S&P 500 E-Mini Index Futures	72	USD	9,019	03/19	(175)
S&P/TSX 60 Index Futures	4	CAD	686	03/19	(10)
TOPIX Index Futures	13	JPY	194,155	03/19	(96)
Short Positions
FTSE 100 Index Futures	6	GBP	400	03/19	5
MSCI Emerging Markets Index Futures	2	USD	97	03/19	—
NASDAQ 100 E-Mini Index Futures	21	USD	2,660	03/19	122
Russell 2000 E-Mini Index Futures	54	USD	3,642	03/19	159
S&P Financial Select Sector Index Futures	25	USD	1,830	03/19	27
SPI 200 Index Futures	1	AUD	139	03/19	1
United States 10 Year Treasury Note Futures	22	USD	2,684	03/19	(64)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(272)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Bank of America	Call	3,042	2,910.01	USD	8,852	01/31/19	—
S&P 500 Index	Bank of America	Put	1,521	2,527.47	USD	3,844	06/21/19	(220)
Total Liability for Options Written (premiums received $197)								(220)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	232	AUD	315	03/20/19	(10)
Brown Brothers Harriman	USD	375	CAD	494	03/20/19	(13)
Brown Brothers Harriman	USD	353	JPY	39,503	03/20/19	10
Brown Brothers Harriman	USD	28	MXN	575	03/20/19	1
Brown Brothers Harriman	CHF	118	USD	119	03/20/19	(1)
Brown Brothers Harriman	EUR	11	USD	13	03/20/19	—
Brown Brothers Harriman	GBP	241	USD	308	03/20/19	—
Brown Brothers Harriman	HKD	415	USD	53	03/20/19	—
Brown Brothers Harriman	SEK	432	USD	48	03/20/19	(1)
Brown Brothers Harriman	SGD	26	USD	19	03/20/19	—

See accompanying notes which are an integral part of the financial statements.

10 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	ZAR	250	USD	18	03/20/19	1
Royal Bank of Canada	USD	232	AUD	315	03/20/19	(9)
Royal Bank of Canada	USD	374	CAD	494	03/20/19	(12)
Royal Bank of Canada	USD	353	JPY	39,503	03/20/19	9
Royal Bank of Canada	USD	28	MXN	575	03/20/19	1
Royal Bank of Canada	CHF	118	USD	119	03/20/19	(1)
Royal Bank of Canada	EUR	11	USD	13	03/20/19	—
Royal Bank of Canada	GBP	241	USD	307	03/20/19	(1)
Royal Bank of Canada	HKD	415	USD	53	03/20/19	—
Royal Bank of Canada	SEK	432	USD	48	03/20/19	(1)
Royal Bank of Canada	SGD	26	USD	19	03/20/19	—
Royal Bank of Canada	ZAR	250	USD	18	03/20/19	1
Standard Chartered	USD	20	RUB	1,340	03/20/19	(1)
Standard Chartered	TWD	9,520	USD	314	03/20/19	—
State Street	USD	1,008	CNY	6,920	03/20/19	(2)
State Street	INR	8,140	USD	114	03/20/19	(2)
State Street	KRW	349,910	USD	317	03/20/19	3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(28)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$

CDX Emerging Markets
Index	Bank of America	Purchase	USD	2,200	(1.000	%)(2)	12/20/23	105	(3)	102

CDX NA High Yield Index	Bank of America	Sell	USD	3,600	5.000	%(2)	12/20/23	255	(177)	78
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	8,900	(1.000	%)(2)	12/20/23	(168)	116	(52)
Total Open Credit Indices Contracts (å)								192	(64)	128

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$96,266	$—	$—	$—	$96,266	95.2
Options Purchased	5	—	—	—	5	—*
Total Investments	96,271	—	—	—	96,271	95.2
Other Assets and Liabilities, Net						4.8
						100.0

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 11

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — December 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	314	—	—	—	314	0.3
Foreign Currency Exchange Contracts	—	26	—	—	26	—*
Credit Default Swap Contracts	—	180	—	—	180	0.2

Liabilities
Futures Contracts	(586)	—	—	—	(586)	(0.6)
Options Written	(220)	—	—	—	(220)	(0.2)
Foreign Currency Exchange Contracts	—	(54)	—	—	(54)	(0.1)
Credit Default Swap Contracts	—	(52)	—	—	(52)	(0.1)
Total Other Financial Instruments**	$(492)	$100	$—	$—	$(392)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

12 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$5	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	26	—
Variation margin on futures contracts**	314	—	—	—
Credit default swap contracts, at fair value	—	180	—	—
Total	$319	$180	$26	$—

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$522	$—	$—	$64
Unrealized depreciation on foreign currency exchange contracts	—	—	54	—
Options written, at fair value	220	—	—	—
Credit default swap contracts, at fair value	—	52	—	—
Total	$742	$52	$54	$64

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$343	$—	$—	$—
Futures contracts	(807)	—	—	198
Options written	19	—	—	—
Total return swap contracts	801	—	—	—
Credit default swap contracts	—	11	—	—
Foreign currency exchange contracts	—	—	(188)	—
Total	$356	$11	$(188)	$198

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(319)	$—	$—	$—
Futures contracts	(13)	—	—	(92)
Options written	(23)	—	—	—
Total return swap contracts	14	—	—	—
Credit default swap contracts	—	57	—	—
Foreign currency exchange contracts	—	—	33	—
Total	$(341)	$57	$33	$(92)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 13

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$5	$—	$5
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	26	—	26
Credit Default Swap Contracts	Credit default swap contracts, at fair value	180	—	180
Total Financial and Derivative Assets		211	—	211
Financial and Derivative Assets not subject to a netting agreement		(180)	—	(180)
Total Financial and Derivative Assets subject to a netting agreement		$31	$—	$31

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$5	$5	$—	$—
Brown Brothers Harriman	12	12	—	—
Royal Bank of Canada	12	12	—	—
State Street	2	2	—	—
Total	$31	$31	$—	$—

See accompanying notes which are an integral part of the financial statements.

14 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2018

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$54	$—	$54
Options Written Contracts	Options written, at fair value	220	—	220
Credit Default Swap Contracts	Credit default swap contracts, at fair value	52	—	52
Total Financial and Derivative Liabilities		326	—	326
Financial and Derivative Liabilities not subject to a netting agreement		(51)	—	(51)
Total Financial and Derivative Liabilities subject to a netting agreement		$275	$—	$275

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$220	$5	$38	$177
Brown Brothers Harriman	25	12	—	13
Royal Bank of Canada	25	12	—	13
Standard Chartered	1	—	—	1
State Street	4	2	—	2
Total	$275	$31	$38	$206

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 15

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$99,263
Investments, at fair value(>)	96,271
Cash	3,891
Unrealized appreciation on foreign currency exchange contracts	26
Receivables:
Investments sold	89
Fund shares sold	4
From affiliates	5
From broker(a)	38
Variation margin on futures contracts	1,342
Credit default swap contracts, at fair value(+)	180
Total assets	101,846

Liabilities
Payables:
Fund shares redeemed	93
Accrued fees to affiliates	5
Other accrued expenses	48
Variation margin on futures contracts	271
Unrealized depreciation on foreign currency exchange contracts	54
Options written, at fair value(x)	220
Credit default swap contracts, at fair value(+)	52
Total liabilities	743

Net Assets	$101,103

See accompanying notes which are an integral part of the financial statements.

16 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — December 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(3,039)
Shares of beneficial interest	109
Additional paid-in capital	104,033
Net Assets	$101,103

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.26
Net assets	$101,102,837
Shares outstanding ($. 01 par value)	10,916,136
Amounts in thousands
(x) Premiums received on options written	$197
(+) Credit default swap contracts - premiums paid (received)	$192
(>) Investments in affiliated funds	$96,266

(a) Receivable from Broker for Swaps	$38
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 17

Russell Investment Funds
Moderate Strategy Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$3,673

Expenses
Advisory fees	220
Administrative fees	47
Custodian fees	41
Transfer agent fees .	5
Professional fees	35
Trustees’ fees	4
Printing fees	19
Miscellaneous	15
Expenses before reductions	386
Expense reductions	(232)
Net expenses	154
Net investment income (loss)	3,519

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	343
Investments in affiliated funds	9
Futures contracts	(609)
Options written	19
Foreign currency exchange contracts	(188)
Total return swap contracts	801
Credit default swap contracts	11
Capital gain distributions from affiliated funds	2,329
Net realized gain (loss)	2,715
Net change in unrealized appreciation (depreciation) on:
Investments	(319)
Investments in affiliated funds	(11,167)
Futures contracts	(105)
Options written	(23)
Foreign currency exchange contracts	33
Total return swap contracts	14
Credit default swap contracts	57
Foreign currency-related transactions	1
Net change in unrealized appreciation (depreciation)	(11,509)
Net realized and unrealized gain (loss)	(8,794)
Net Increase (Decrease) in Net Assets from Operations	$(5,275)

See accompanying notes which are an integral part of the financial statements.

18 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,519	$2,831
Net realized gain (loss)	2,715	1,837
Net change in unrealized appreciation (depreciation)	(11,509)	5,609
Net increase (decrease) in net assets from operations	(5,275)	10,277

Distributions (i)
To shareholders	(5,778)	(3,785)
Net decrease in net assets from distributions	(5,778)	(3,785)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(2,750)	782
Total Net Increase (Decrease) in Net Assets	(13,803)	7,274

Net Assets
Beginning of period	114,906	107,632
End of period (ii)	$101,103	$114,906

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended December 31, 2017, distributions from net investment income (in thousands) were $2,453. For the same period, distributions from net realized gain (in thousands) were $1,332.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 was $415. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.
* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	872	$8,698	1,027	$10,475
Proceeds from reinvestment of distributions	601	5,778	377	3,785
Payments for shares redeemed	(1,727)	(17,226)	(1,337)	(13,478)
Total increase (decrease)	(254)	$(2,750)	67	$782

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 19

Russell Investment Funds
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2018	10.29	. 32	(. 82)	(. 50)	(. 44)	(. 09)
December 31, 2017	9.69	. 25	. 70	. 95	(. 23)	(. 12)
December 31, 2016	9.78	. 31	. 43	. 74	(. 38)	(. 45)
December 31, 2015	10.45	. 26	(. 43)	(. 17)	(. 25)	(. 25)
December 31, 2014	10.41	. 31	. 19	. 50	(. 30)	(. 16)

See accompanying notes which are an integral part of the financial statements.

20 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(e)	(000)	Gross(c)	Net(c)(d)	Net Assets(b)(d)	Turnover Rate
(. 53)	9.26	(4.92)	101,103	. 35	. 14	3.20	22
(. 35)	10.29	9.88	114,906	. 35	. 13	2.57	20
(. 83)	9.69	7.75	107,632	. 33	. 11	3.17	38
(. 50)	9.78	(1.71)	108,045	. 32	. 11	2.57	29
(. 46)	10.45	4.85	114,918	. 35	. 10	2.89	18

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 21

Russell Investment Funds
Moderate Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:
Advisory fees	$1
Administration fees	3,693
Transfer agent fees	382
Trustee fees	672
$4,748

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$3,517	$400	$663	$(409	) $	(2)	$2,843	$40	$—
RIC Global Infrastructure Fund	3,308	225	1,576	108		(414)	1,651	65	78
RIF Global Real Estate Securities
Fund	157	1,504	227	(4)		(139)	1,291	64	2
RIC U. S. Defensive Equity Fund	67	10	14	1		(7)	57	1	4
RIC U. S. Dynamic Equity Fund	256	88	47	1		(84)	214	14	42
RIF U. S. Small Cap Equity Fund	8,620	2,595	1,912	47		(2,254)	7,096	379	1,009
RIF U. S. Strategic Equity Fund	1,815	534	348	16		(496)	1,521	78	260
RIC Global Opportunistic Credit
Fund	14,102	1,043	8,304	297		(858)	6,280	382	—
RIC Investment Grade Bond Fund	13,856	914	2,202	(63)		(383)	12,122	346	—
RIC Unconstrained Total Return
Fund	5,690	4,130	1,535	(7)		(159)	8,119	335	—
RIF Strategic Bond Fund	25,021	1,515	3,895	(129)		(610)	21,902	496	—
RIC Emerging Markets Fund	7,378	1,569	1,261	125		(1,543)	6,268	289	—
RIC Global Equity Fund	7,721	1,939	1,241	35		(1,606)	6,848	331	621
RIF International Developed Markets
Fund	6,741	1,495	968	35		(1,567)	5,736	296	313
RIC Multi-Strategy Income Fund	13,646	4,973	3,212	(44)		(1,045)	14,318	557	—
	$111,895	$22,934	$27,405	$9		$(11,167)	$96,266	$3,673	$2,329

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$100,596,670
Unrealized Appreciation	$2,226,977
Unrealized Depreciation	(6,630,059)
Net Unrealized Appreciation (Depreciation)	$(4,403,082)
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$2,427,248
Tax Composition of Distributions
Ordinary Income	$4,830,202
Long-Term Capital Gains	$947,736

See accompanying notes which are an integral part of the financial statements.

22 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Federal Income Taxes, continued

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At December 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a late year ordinary loss of $786,636 incurred from November
1, 2018 to December 1, 2018, and treat it as arising in the fiscal year 2019.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 23

Russell Investment Funds
Balanced Strategy Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

Balanced Strategy Fund			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	(6.80)%		1 Year	0.01%
5 Years	3.07	%§	5 Years	2.52	%§
10 Years	7.52	%§	10 Years	3.48	%§

			Russell 1000® Index***
				Total
				Return
			1 Year	(4.78)%
			5 Years	8.21	%§
			10 Years	13.28	%§

			MSCI World ex USA Index (Net)****
				Total
				Return
			1 Year	(14.09)%
			5 Years	0.34	%§
			10 Years	6.24	%§

24 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The Balanced Strategy Fund (the “Fund”) is a fund of funds that	around the globe continued to shrink in the generally low-yield
invests principally in other Russell Investment Funds (“RIF”)	environment as credit spreads continued to tighten.
and Russell Investment Company (“RIC”) mutual funds (the	The U. S. equity market, as broadly measured by the Russell
“Underlying Funds”) . The Underlying Funds employ a multi-	3000® Index, was down 5.24% over the period. From a style
manager approach whereby portions of the Underlying Funds	perspective, growth outperformed value. The Fund’s strategic
are allocated to different money manager strategies. Underlying	exposure to global equities hindered performance over the period
Fund assets not allocated to money managers are managed by	as international markets and emerging markets lagged due to
Russell Investment Management, LLC (“RIM”), the Fund’s	political uncertainties, slower economic growth, and trade war
and Underlying Funds’ advisor. RIM, as the Underlying Funds’	concerns.
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive order	How did the investment strategies and techniques employed
from the Securities and Exchange Commission (“SEC”) permits	by the Fund and the Underlying Funds affect the Fund’s
RIM to engage or terminate a money manager in an Underlying	performance?
Fund at any time, subject to approval by the Underlying Fund’s	The Fund is a fund of funds and its performance is based on RIM’s
Board, without a shareholder vote. Pursuant to the terms of the	strategic asset allocations, the performance of the Underlying
exemptive order, an Underlying Fund is required to notify its	Funds in which the Fund invests, and tactical changes in the
shareholders within 90 days of when a money manager begins	Fund’s asset allocation throughout the year. In order to seek to
providing services.	achieve the Fund’s objective during the period, RIM’s strategic
What is the Fund’s investment objective?	asset allocation included investments in equity, fixed income,
The Fund seeks to provide above average long term capital	multi-asset and alternative Underlying Funds.
appreciation and a moderate level of current income.	The Fund’s diverse asset allocation detracted from performance during the period. Non-traditional asset classes such as bank
How did the Fund perform relative to its benchmark for the	loans returned 0.44%, as measured by the S&P/LSTA Leveraged
fiscal year ended December 31, 2018?	Loan TR Index, outperforming the Fund’s primary benchmark,
For the fiscal year ended December 31, 2018, the Fund lost	the Bloomberg Barclays U. S. Aggregate Bond Index. However,
6.80%. This is compared to the Fund’s primary benchmark, the	the outperformance was more than offset by non-U. S. equities
Bloomberg Barclays U. S. Aggregate Bond Index, which gained	exposure as non-U. S. developed equities and commodities
0.01% during the same period. The Fund’s performance includes	delivered negative returns, as measured by the MSCI World ex
operating expenses, whereas index returns are unmanaged and do	USA Index Net and Bloomberg Commodity Index Total Return,
not include expenses of any kind.	respectively.
For the fiscal year ended December 31, 2018, the Morningstar®	The fixed income portion of the Fund’s portfolio underperformed
Insurance Allocation – 50% to 70% Equity Category, a group of	the Fund’s fixed income benchmark. An allocation to the RIC
funds that Morningstar considers to have investment strategies	Unconstrained Total Return Fund was additive due to the fact
similar to those of the Fund, lost 5.25%. This result serves as a	that it avoided most of the selloff that occurred as a result of rising
peer comparison and is expressed net of operating expenses.	rates given its design to be less interest rate sensitive. However, the excess returns were more than offset by the Fund’s allocation
How did market conditions affect the Fund’s performance?	to the RIF Strategic Bond Fund as a result of the Fund’s ex-
The Fund seeks to achieve its objective by investing in Underlying	benchmark allocation to currencies and global government bond
Funds that provide exposure to a range of diversified investments,	futures.
and most major asset classes invested in by the Underlying Funds
produced negative absolute returns during the period.	The broader equity markets faced strong volatility over the
period and generally underperformed the Fund’s fixed income
Within the Fund’s fixed income portfolio, exposure to bank loans	benchmark. The equity Underlying Funds also generally
was beneficial as it was among the best-performing segments	underperformed their respective equity benchmarks. The RIC
of the fixed income market over the one-year period. Rising	U. S. Defensive Equity Fund underperformed its benchmark,
interest rates posed challenges to other fixed income assets, as	partially resulting from its underweight to the technology sector,
well as more interest rate sensitive real assets such as global	which was viewed as among the most expensive segments of the
infrastructure and global real estate investment trusts (“REITs”) .	U. S. large cap equity market. The RIC U. S. Dynamic Equity
Despite short term U. S. bond yields rising, income opportunities	Fund also underperformed its benchmark, partially resulting from an underweight to the largest market capitalization stocks and

Balanced Strategy Fund 25

Russell Investment Funds
Balanced Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

overweight to pro-cyclical areas such as financials, industrials and	RIC Emerging Markets Fund. This decision was informed by a
energy sectors. The RIF International Developed Markets Fund	combination of fading market momentum and less compelling
underperformed its international equity benchmark as a result of	cycle view on impacts from higher U. S. rates and weaker non-
its underweights to health care and Asia-Pacific ex Japan.	U. S. growth.
The alternative assets portion of the Fund’s portfolio	In addition, RIM reduced the Fund’s exposure to the RIC Global
underperformed the Fund’s fixed income benchmark. The RIF	Opportunistic Credit Fund and increased the Fund’s exposure
Global Real Estate Securities Fund underperformed the Fund’s	to the RIC Unconstrained Total Return Fund in order to reduce
benchmark and its real estate focused benchmark, as a result	exposure to credit and increase exposure to securitized assets
of its underweight to Japanese REITs markets and overweight	given a higher conviction for outperformance.
to the U. S. office sector. The RIC Global Infrastructure Fund	RIM’s tactical modifications to the Fund’s asset allocation versus
underperformed the Fund’s fixed income benchmark but	strategic targets added value during the period, mainly driven by
outperformed its listed infrastructure benchmark. The RIC	an equity underweight and the Fund’s continued orientation as a
Commodity Strategies Fund struggled versus its benchmark as	risk manager instead of risk taker.
well as the Fund’s fixed income benchmark.
RIM manages a global real yield positioning strategy and a
Describe any changes to the Fund’s structure or allocation	currency factor positioning strategy for the Fund. Using futures,
to the Underlying Funds.	the global high real yield strategy took long positions in high
RIM has the discretion to vary the Fund’s actual allocation from	quality government bonds whose net-of-inflation yields are
the target strategic asset allocation by up to +/- 5% at the equity,	expected to be relatively high and short positions where net-of-
fixed income, multi-asset or alternative category level based on	inflation yield is expected to be relatively low. The currency factor
RIM’s capital markets research. In addition to investing in the	strategy utilized currency forward contracts to take long and short
Underlying Funds, RIM may seek to actively manage a Fund’s	positions in global foreign exchange markets. The global real
overall exposures by investing in derivatives that RIM believes	yield strategy detracted over the period as the long positions,
will achieve the desired risk/return profile for the Fund. RIM’s	specifically United States Treasuries, underperformed as interest
asset allocation modifications, implemented through both tactical	rates increased and widened compared to the short positions, in
changes to Underlying Fund allocations and derivatives-based	particular in German bund. With respect to the currency factor
exposures, benefited the Fund’s performance relative to the	strategy, the Fund’s exposure to developed market currencies
Fund’s target strategic asset allocation.	was broadly neutral, while the exposure to emerging market
RIM continued to operate the Fund as a risk manager rather	currencies was positive, with contributions from a long Mexican
than risk taker during the period. The Fund maintained an	Peso position.
underweight position in U. S. equity by trimming its exposure to	The views expressed in this report reflect those of the
the RIC U. S. Defensive Equity Fund relative to RIM’s long-term	portfolio managers only through the end of the period
strategic weights, while keeping an overweight position in Europe	covered by the report. These views do not necessarily
ex-UK equities relative to RIM’s strategic positioning via the RIF	represent the views of RIM, or any other person in RIM or
International Developed Markets Fund.	any other affiliated organization. These views are subject to
In the first quarter of 2018, RIM brought an underweight position	change at any time based upon market conditions or other
in listed REITs back to neutral due to increasingly attractive	events, and RIM disclaims any responsibility to update the
valuations by adding to the Fund’s allocation to the RIF Global	views contained herein. These views should not be relied
Real Estate Securities Fund.	on as investment advice and, because investment decisions
In the second quarter, RIM moved an emerging markets equity	for a Russell Investment Funds (“RIF”) Fund are based on
overweight to neutral by reducing the Fund’s allocation to the	numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

26 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

* Assumes initial investment on January 1, 2009.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

*** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

**** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Balanced Strategy Fund 27

Russell Investment Funds
Balanced Strategy Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$937.50	$1,024.50
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.68	$0.71
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

28 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 93.8%
Alternative - 6.5%
RIC Commodity Strategies Fund Class Y		1,563,953		7,773
RIC Global Infrastructure Fund Class Y		497,620		4,712
RIF Global Real Estate Securities Fund		300,687		4,005
				16,490

Domestic Equities - 8.6%
RIC U. S. Defensive Equity Fund Class Y		100,787		4,594
RIC U. S. Dynamic Equity Fund Class Y		277,630		1,646
RIF U. S. Small Cap Equity Fund		1,026,006		12,168
RIF U. S. Strategic Equity Fund		252,261		3,310
				21,718

Fixed Income - 34.3%
RIC Global Opportunistic Credit Fund Class Y		1,107,435		9,978
RIC Unconstrained Total Return Fund Class Y		1,822,636		17,752
RIF Strategic Bond Fund		5,873,597		59,148
				86,878

International Equities - 36.5%
RIC Emerging Markets Fund Class Y		1,148,397		19,350
RIC Global Equity Fund Class Y		5,091,336		43,074
RIF International Developed Markets Fund		2,985,799		29,977
				92,401

Multi-Asset - 7.9%
RIC Multi-Strategy Income Fund Class Y		2,120,456		20,102

Total Investments in Affiliated Funds
(cost $240,985)				237,589

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Bank of America Jan 2019 2,759.73 Call (7,729)	USD	21,330	(ÿ)	14
Total Options Purchased
(cost $647)				14

Short-Term Investments - 0.0%
U. S. Cash Management Fund (@)		9,812	(8)	10
Total Short-Term Investments
(cost $10)				10

Total Investments 93.8%
(identified cost $241,642)				237,613

Other Assets and Liabilities, Net - 6.2%				15,716
Net Assets - 100.0%				253,329

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 29

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	16	EUR	1,561	01/19	(41)
CAC40 Euro Index Futures	101	EUR	4,776	01/19	(92)
DAX Index Futures	14	EUR	3,697	03/19	(104)
Dow Jones U. S. Real Estate Index Futures	162	USD	4,795	03/19	(330)
EURO STOXX 50 Index Futures	96	EUR	2,855	03/19	(91)
FTSE/MIB Index Futures	11	EUR	1,001	03/19	(29)
IBEX 35 Index Futures	16	EUR	1,363	01/19	(43)
OMXS30 Index Futures	74	SEK	10,421	01/19	(38)
S&P 500 E-Mini Index Futures	265	USD	33,194	03/19	(480)
S&P/TSX 60 Index Futures	2	CAD	343	03/19	(5)
TOPIX Index Futures	47	JPY	701,944	03/19	(348)
Short Positions
FTSE 100 Index Futures	46	GBP	3,063	03/19	39
Hang Seng Index Futures	1	HKD	1,293	01/19	(1)
MSCI Emerging Markets Index Futures	10	USD	483	03/19	3
MSCI Singapore Index Futures	1	SGD	34	01/19	—
NASDAQ 100 E-Mini Index Futures	85	USD	10,766	03/19	490
Russell 1000 E-Mini Index Futures	7	USD	485	03/19	19
S&P 400 E-Mini Index Futures	5	USD	831	03/19	37
S&P Financial Select Sector Index Futures	48	USD	3,514	03/19	52
United States 10 Year Treasury Note Futures	25	USD	3,050	03/19	(72)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,034)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Bank of America	Call	7,729	2,910.01	USD	22,491	01/31/19	(1)
S&P 500 Index	Bank of America	Put	3,865	2,527.47	USD	9,769	06/21/19	(559)
Total Liability for Options Written (premiums received $501)								(560)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	TRY	440	USD	76	03/20/19	(3)
Brown Brothers Harriman	USD	378	CAD	498	03/20/19	(13)
Brown Brothers Harriman	USD	170	CHF	168	03/20/19	2
Brown Brothers Harriman	USD	386	JPY	43,270	03/20/19	11
Brown Brothers Harriman	USD	20	MXN	415	03/20/19	1
Brown Brothers Harriman	USD	164	NOK	1,388	03/20/19	(3)
Brown Brothers Harriman	AUD	682	USD	503	03/20/19	22
Brown Brothers Harriman	EUR	1,717	USD	1,967	03/20/19	(13)
Brown Brothers Harriman	GBP	877	USD	1,123	03/20/19	1
Brown Brothers Harriman	HKD	1,124	USD	144	03/20/19	—

See accompanying notes which are an integral part of the financial statements.

30 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	SEK	464	USD	52	03/20/19	(1)
Brown Brothers Harriman	SGD	230	USD	169	03/20/19	—
Brown Brothers Harriman	ZAR	53	USD	4	03/20/19	—
Citigroup	USD	377	CAD	498	03/20/19	(12)
Citigroup	USD	170	CHF	168	03/20/19	2
Citigroup	USD	386	JPY	43,270	03/20/19	11
Citigroup	USD	20	MXN	415	03/20/19	1
Citigroup	USD	164	NOK	1,388	03/20/19	(3)
Citigroup	AUD	682	USD	503	03/20/19	21
Citigroup	BRL	5,310	USD	1,377	03/20/19	15
Citigroup	EUR	1,717	USD	1,967	03/20/19	(13)
Citigroup	GBP	877	USD	1,121	03/20/19	(1)
Citigroup	HKD	1,124	USD	144	03/20/19	—
Citigroup	SEK	464	USD	52	03/20/19	(1)
Citigroup	SGD	230	USD	169	03/20/19	—
Citigroup	ZAR	53	USD	4	03/20/19	—
Commonwealth Bank of Australia	TRY	440	USD	76	03/20/19	(3)
Royal Bank of Canada	USD	377	CAD	498	03/20/19	(12)
Royal Bank of Canada	USD	170	CHF	168	03/20/19	2
Royal Bank of Canada	USD	387	JPY	43,270	03/20/19	10
Royal Bank of Canada	USD	20	MXN	415	03/20/19	1
Royal Bank of Canada	USD	164	NOK	1,388	03/20/19	(3)
Royal Bank of Canada	AUD	682	USD	502	03/20/19	22
Royal Bank of Canada	EUR	1,717	USD	1,963	03/20/19	(17)
Royal Bank of Canada	GBP	877	USD	1,118	03/20/19	(4)
Royal Bank of Canada	HKD	1,124	USD	144	03/20/19	—
Royal Bank of Canada	SEK	464	USD	52	03/20/19	(1)
Royal Bank of Canada	SGD	230	USD	169	03/20/19	—
Royal Bank of Canada	TRY	440	USD	77	03/20/19	(3)
Royal Bank of Canada	ZAR	53	USD	4	03/20/19	—
Standard Chartered	USD	28	RUB	1,880	03/20/19	(1)
Standard Chartered	TWD	28,550	USD	940	03/20/19	—
State Street	USD	2,247	CNY	15,430	03/20/19	(4)
State Street	INR	49,110	USD	688	03/20/19	(11)
State Street	KRW	1,695,470	USD	1,538	03/20/19	11
UBS	USD	378	CAD	498	03/20/19	(12)
UBS	USD	171	CHF	168	03/20/19	2
UBS	USD	387	JPY	43,270	03/20/19	10
UBS	USD	20	MXN	415	03/20/19	1
UBS	USD	165	NOK	1,388	03/20/19	(4)
UBS	AUD	682	USD	503	03/20/19	23
UBS	EUR	1,717	USD	1,973	03/20/19	(7)
UBS	GBP	877	USD	1,124	03/20/19	2
UBS	HKD	1,124	USD	144	03/20/19	—
UBS	SEK	464	USD	52	03/20/19	(1)
UBS	SGD	230	USD	169	03/20/19	—
UBS	ZAR	53	USD	4	03/20/19	—
Westpac	TRY	440	USD	77	03/20/19	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						22

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 31

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — December 31, 2018

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Bank of America	USD 28,828	3 Month LIBOR - 0.060%(2)	03/15/19	—	(551)	(551)
Total Open Total Return Swap Contracts (å)					—	(551)	(551)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,300	(1.000	%)(2)	12/20/23	205	(5)	200
CDX NA High Yield Index	Bank of America	Sell	USD	8,000	5.000	%(2)	12/20/23	567	(394)	173
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	16,800	(1.000	%)(2)	12/20/23	(318)	219	(99)
Total Open Credit Indices Contracts (å)								454	(180)	274

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$237,589	$—	$—	$—	$237,589	93.8
Options Purchased	14	—	—	—	14	—*
Short-Term Investments	—	—	—	10	10	—*
Total Investments	237,603	—	—	10	237,613	93.8
Other Assets and Liabilities, Net						6.2
						100.0
Other Financial Instruments
Assets
Futures Contracts	640	—	—	—	640	0.3
Foreign Currency Exchange Contracts	—	171	—	—	171	0.1
Credit Default Swap Contracts	—	373	—	—	373	0.1

See accompanying notes which are an integral part of the financial statements.

32 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — December 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Liabilities
Futures Contracts	(1,674)	—	—	—	(1,674)	(0.7)
Options Written	(560)	—	—	—	(560)	(0.2)
Foreign Currency Exchange Contracts	—	(149)	—	—	(149)	(0.1)
Total Return Swap Contracts	—	(551)	—	—	(551)	(0.2)
Credit Default Swap Contracts	—	(99)	—	—	(99)	(—)*
Total Other Financial Instruments**	$(1,594)	$(255)	$—	$—	$(1,849)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 33

Russell Investment Funds
Balanced Strategy Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$14	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	171	—
Variation margin on futures contracts**	640	—	—	—
Credit default swap contracts, at fair value	—	373	—	—
Total	$654	$373	$171	$—

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$1,602	$—	$—	$72
Unrealized depreciation on foreign currency exchange contracts	—	—	149	—
Options written, at fair value	560	—	—	—
Total return swap contracts, at fair value	551	—	—	—
Credit default swap contracts, at fair value	—	99	—	—
Total	$2,713	$99	$149	$72

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$1,751	$—	$—	$—
Futures contracts	(3,414)	—	—	307
Options written	345	—	—	—
Total return swap contracts	1,421	—	—	—
Credit default swap contracts	—	156	—	—
Foreign currency exchange contracts	—	—	692	—
Total	$103	$156	$692	$307

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(933)	$—	$—	$—
Futures contracts	(312)	—	—	(117)
Options written	(59)	—	—	—
Total return swap contracts	(496)	—	—	—
Credit default swap contracts	—	(29)	—	—
Foreign currency exchange contracts	—	—	453	—
Total	$(1,800)	$(29)	$453	$(117)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

34 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$14	$—	$14
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	171	—	171
Credit Default Swap Contracts	Credit default swap contracts, at fair value	373	—	373
Total Financial and Derivative Assets		558	—	558
Financial and Derivative Assets not subject to a netting agreement		(373)	—	(373)
Total Financial and Derivative Assets subject to a netting agreement		$185	$—	$185

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$14	$14	$—	$—
Brown Brothers Harriman	38	30	—	8
Citigroup	50	30	—	20
Royal Bank of Canada	34	34	—	—
State Street	11	11	—	—
UBS	38	24	—	14
Total	$185	$143	$—	$42

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 35

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$149	$—	$149
Options Written Contracts	Options written, at fair value	560	—	560
Total Return Swap Contracts	Total return swap contracts, at fair value	551	—	551
Credit Default Swap Contracts	Credit default swap contracts, at fair value	99	—	99
Total Financial and Derivative Liabilities		1,359	—	1,359
Financial and Derivative Liabilities not subject to a netting agreement		(99)	—	(99)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,260	$—	$1,260

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1,111	$14	$740	$357
Bank of Montreal	3	—	—	3
Brown Brothers Harriman	30	30	—	—
Citigroup	30	30	—	—
Commonwealth Bank of Australia	3	—	—	3
Royal Bank of Canada	39	34	—	5
Standard Chartered	1	—	—	1
State Street	16	11	—	5
UBS	24	24	—	—
Westpac	3	—	—	3
Total	$1,260	$143	$740	$377

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

36 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$241,642
Investments, at fair value(>)	237,613
Cash	12,183
Unrealized appreciation on foreign currency exchange contracts	171
Receivables:
Investments sold	10
Fund shares sold	1
From broker(a)	741
Variation margin on futures contracts	4,715
Credit default swap contracts, at fair value(+)	373
Total assets	255,807

Liabilities
Payables:
Fund shares redeemed	12
Accrued fees to affiliates	14
Other accrued expenses	63
Variation margin on futures contracts	1,030
Unrealized depreciation on foreign currency exchange contracts	149
Options written, at fair value(x)	560
Total return swap contracts, at fair value(8)	551
Credit default swap contracts, at fair value(+)	99
Total liabilities	2,478

Net Assets	$253,329

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 37

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — December 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(7,620)
Shares of beneficial interest	291
Additional paid-in capital	260,658
Net Assets	$253,329

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$8.70
Net assets	$253,328,553
Shares outstanding ($. 01 par value)	29,127,340
Amounts in thousands
(x) Premiums received on options written	$501
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$454
(>) Investments in affiliated funds	$237,599

(a) Receivable from Broker for Swaps	$741
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

38 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$9,598

Expenses
Advisory fees	566
Administrative fees	120
Custodian fees	44
Transfer agent fees	12
Professional fees	39
Trustees’ fees	11
Printing fees	49
Miscellaneous	17
Expenses before reductions	858
Expense reductions	(462)
Net expenses	396
Net investment income (loss)	9,202

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,751
Investments in affiliated funds	(84)
Futures contracts	(3,107)
Options written	345
Foreign currency exchange contracts	692
Total return swap contracts	1,421
Credit default swap contracts	156
Foreign currency-related transactions	1
Capital gain distributions from affiliated funds	8,904
Net realized gain (loss)	10,079
Net change in unrealized appreciation (depreciation) on:
Investments	(933)
Investments in affiliated funds	(36,352)
Futures contracts	(429)
Options written	(59)
Foreign currency exchange contracts	453
Total return swap contracts	(496)
Credit default swap contracts	(29)
Foreign currency-related transactions	(25)
Net change in unrealized appreciation (depreciation)	(37,870)
Net realized and unrealized gain (loss)	(27,791)
Net Increase (Decrease) in Net Assets from Operations	$(18,589)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 39

Russell Investment Funds
Balanced Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,202	$7,987
Net realized gain (loss)	10,079	15,411
Net change in unrealized appreciation (depreciation)	(37,870)	9,546
Net increase (decrease) in net assets from operations	(18,589)	32,944

Distributions (i)
To shareholders	(23,207)	(20,184)
Net decrease in net assets from distributions	(23,207)	(20,184)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(134)	362
Total Net Increase (Decrease) in Net Assets	(41,930)	13,122

Net Assets
Beginning of period	295,259	282,137
End of period (ii)	$253,329	$295,259

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended December 31, 2017, distributions from net investment income (in thousands) were $6,805. For the same period, distributions from net realized gain (in thousands) were $13,379.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 was $1,360. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	728	$7,156	1,004	$10,195
Proceeds from reinvestment of distributions	2,507	23,207	2,006	20,184
Payments for shares redeemed	(3,134)	(30,497)	(2,951)	(30,017)
Total increase (decrease)	101	$(134)	59	$362

See accompanying notes which are an integral part of the financial statements.

40 Balanced Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2018	10.17	. 32	(. 97)	(. 65)	(. 54)	(. 28)
December 31, 2017	9.74	. 28	. 87	1.15	(. 25)	(. 47)
December 31, 2016	9.38	. 24	. 60	. 84	(. 32)	(. 16)
December 31, 2015	10.40	. 22	(. 44)	(. 22)	(. 22)	(. 58)
December 31, 2014	10.44	. 31	. 17	. 48	(. 31)	(. 21)

See accompanying notes which are an integral part of the financial statements.

42 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(e)	(000)	Gross(c)	Net(c)(d)	Net Assets(b)(d)	Turnover Rate
(. 82)	8.70	(6.69)	253,329	. 30	. 14	3.25	13
(. 72)	10.17	12.00	295,259	. 31	. 13	2.74	35
(. 48)	9.74	9.05	282,137	. 30	. 11	2.55	19
(. 80)	9.38	(2.30)	288,675	. 29	. 11	2.16	23
(. 52)	10.40	4.61	314,127	. 31	. 10	2.91	22

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 43

Russell Investment Funds
Balanced Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:
Advisory fees	$2,343
Administration fees	9,267
Transfer agent fees	960
Trustee fees	1,766
$14,336

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$9,884	$352	$1,300	$(840	) $	(323	) $	7,773	$110	$—
RIC Global Infrastructure Fund	5,684	510	539	(25)		(918)		4,712	188	222
RIF Global Real Estate Securities
Fund	4,907	260	707	(21)		(434)		4,005	202	5
RIC U. S. Defensive Equity Fund	5,651	476	1,044	304		(793)		4,594	115	319
RIC U. S. Dynamic Equity Fund	2,189	470	360	—		(653)		1,646	108	326
RIF U. S. Small Cap Equity Fund	16,601	2,782	3,231	72		(4,056)		12,168	687	1,833
RIF U. S. Strategic Equity Fund	4,324	813	757	139		(1,209)		3,310	177	577
RIC Global Opportunistic Credit
Fund	23,530	782	13,449	374		(1,259)		9,978	605	—
RIC Unconstrained Total Return
Fund	20,717	891	3,563	(15)		(278)		17,752	752	—
RIF Strategic Bond Fund	67,844	2,183	8,888	(299)		(1,692)		59,148	1,331	—
RIC Emerging Markets Fund	23,969	2,555	2,667	361		(4,868)		19,350	887	—
RIC Global Equity Fund	53,997	6,483	7,410	(137)		(9,859)		43,074	2,084	3,916
RIF International Developed Markets
Fund	37,914	4,023	3,563	76		(8,473)		29,977	1,562	1,706
RIC Multi-Strategy Income Fund	11,946	12,396	2,630	(73)		(1,537)		20,102	790	—
U. S. Cash Management Fund	10	—	—	—		—		10	—	—
	$289,167	$34,976	$50,108	$(84	) $	(36,352	) $	237,599	$9,598	$8,904

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$244,997,201
Unrealized Appreciation	$11,278,710
Unrealized Depreciation	(19,050,014)
Net Unrealized Appreciation (Depreciation)	$(7,771,304)
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$4,954,311
Tax Composition of Distributions
Ordinary Income	$15,120,983
Long-Term Capital Gains	$8,085,679

See accompanying notes which are an integral part of the financial statements.

44 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Federal Income Taxes, continued

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a late year ordinary loss of $3,203,808 incurred from November 1, 2018 to
December 1, 2018, and treat it as arising in the fiscal year 2019.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 45

Russell Investment Funds
Growth Strategy Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

Growth Strategy Fund			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	(8.05)%		1 Year	(4.78)%
5 Years	3.20	%§	5 Years	8.21	%§
10 Years	8.19	%§	10 Years	13.28	%§

			Bloomberg Barclays U. S. Aggregate Bond Index***
				Total
				Return
			1 Year	0.01%
			5 Years	2.52	%§
			10 Years	3.48	%§

			MSCI World ex USA Index (Net)****
				Total
				Return
			1 Year	(14.09)%
			5 Years	0.34	%§
			10 Years	6.24	%§

46 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The Growth Strategy Fund (the “Fund”) is a fund of funds that	shrink in the generally low-yield environment as credit spreads
invests principally in other Russell Investment Funds (“RIF”)	continued to tighten.
and Russell Investment Company (“RIC”) mutual funds (the	The U. S. equity market, as broadly measured by the Russell
“Underlying Funds”) . The Underlying Funds employ a multi-	3000® Index, was down 5.24% over the period. From a style
manager approach whereby portions of the Underlying Funds	perspective, growth outperformed value. The Fund’s strategic
are allocated to different money manager strategies. Underlying	exposure to global equities hindered performance over the period
Fund assets not allocated to money managers are managed by	as international markets and emerging markets lagged due to
Russell Investment Management, LLC (“RIM”), the Fund’s	political uncertainties, slower economic growth, and trade war
and Underlying Funds’ advisor. RIM, as the Underlying Funds’	concerns.
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive order	How did the investment strategies and techniques employed
from the Securities and Exchange Commission (“SEC”) permits	by the Fund and the Underlying Funds affect the Fund’s
RIM to engage or terminate a money manager in an Underlying	performance?
Fund at any time, subject to approval by the Underlying Fund’s	The Fund is a fund of funds and its performance is based on RIM’s
Board, without a shareholder vote. Pursuant to the terms of the	strategic asset allocations, the performance of the Underlying
exemptive order, an Underlying Fund is required to notify its	Funds in which the Fund invests, and tactical changes in the
shareholders within 90 days of when a money manager begins	Fund’s asset allocation throughout the year. In order to seek to
providing services.	achieve the Fund’s objective during the period, RIM’s strategic
What is the Fund’s investment objective?	asset allocation included investments in equity, fixed income and
The Fund seeks to provide high long term capital appreciation,	alternative Underlying Funds.
and as a secondary objective, current income.	The Fund’s diverse asset allocation detracted from performance during the period. Non-traditional asset classes such as bank
How did the Fund perform relative to its benchmark for the	loans returned 0.44%, as measured by the S&P/LSTA Leveraged
fiscal year ended December 31, 2018?	Loan TR Index, outperforming the Fund’s primary benchmark,
For the fiscal year ended December 31, 2018, the Fund lost	the Russell 1000® Index. However, the outperformance was more
8.05%. This is compared to the Fund’s primary benchmark, the	than offset by non-U. S. equities exposure as non-U. S. developed
Russell 1000® Index, which lost 4.78% during the same period.	equities and commodities delivered negative returns, as measured
The Fund’s performance includes operating expenses, whereas	by the MSCI World ex USA Index Net and Bloomberg Commodity
index returns are unmanaged and do not include expenses of any	Index Total Return, respectively.
kind.	The fixed income portion of the Fund’s portfolio outperformed the
For the fiscal year ended December 31, 2018, the Morningstar®	Fund’s equity benchmark. The RIC Unconstrained Total Return
Insurance Allocation – 70% to 85% Equity Category, a group of	Fund was the best performing fixed income Underlying Fund
funds that Morningstar considers to have investment strategies	due to the fact that it avoided most of the selloff that occurred
similar to those of the Fund, lost 7.01%. This result serves as a	as a result of rising rates given its design to be less interest rate
peer comparison and is expressed net of operating expenses.	sensitive. The RIF Strategic Bond Fund struggled against its benchmark as a result of the Fund’s ex-benchmark allocation to
How did market conditions affect the Fund’s performance?	currencies and global government bond futures.
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments,	The broader equity markets faced strong volatility over the period,
and most major asset classes invested in by the Underlying Funds	and the equity Underlying Funds generally underperformed the
produced negative absolute returns during the period.	Fund’s U. S. equity benchmark. The equity Underlying Funds also generally underperformed their respective equity benchmarks.
Within the Fund’s fixed income portfolio, exposure to bank loans	The RIC U. S. Defensive Equity Fund underperformed its
was the most beneficial fixed income exposure as it was among	benchmark, partially resulting from its underweight to the
the best-performing segments of the fixed income market over	technology sector, which was viewed as among the most expensive
the one-year period. Rising interest rates posed challenges to	segments of the U. S. large cap equity market. The RIC U. S.
other fixed income assets, as well as more interest rate sensitive	Dynamic Equity Fund also underperformed its benchmark,
real assets such as global infrastructure and global real estate	partially resulting from an underweight to the largest market
investment trusts (“REITs”) . Despite short term U. S. bond yields	capitalization stocks and overweight to pro-cyclical areas such as
rising, income opportunities around the globe continued to	financials, industrials and energy sectors. The RIF International

Growth Strategy Fund 47

Russell Investment Funds
Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

Developed Markets Fund underperformed its international equity	combination of fading market momentum and less compelling
benchmark as a result of its underweights to health care and Asia-	cycle view on impacts from higher U. S. rates and weaker non-
Pacific ex Japan.	U. S. growth.
The alternative assets portion of the Fund’s portfolio	In addition, RIM reduced the Fund’s exposure to the RIC Global
underperformed the Fund’s equity benchmark. The RIF	Opportunistic Credit Fund and increased the Fund’s exposure
Global Real Estate Securities Fund underperformed the Fund’s	to the RIC Unconstrained Total Return Fund in order to reduce
benchmark and its real estate focused benchmark, as a result	exposure to credit and increase exposure to securitized assets
of its underweight to Japanese REITs markets and overweight	given a higher conviction for outperformance.
to the U. S. office sector. The RIC Global Infrastructure Fund	RIM’s tactical modifications to the Fund’s asset allocation versus
underperformed the Fund’s equity benchmark but outperformed	strategic targets added value during the period, mainly driven by
its listed infrastructure benchmark. The RIC Commodity	an equity underweight and the Fund’s continued orientation as a
Strategies Fund struggled versus its benchmark as well as the	risk manager instead of risk taker.
Fund’s equity benchmark.
RIM manages a global real yield positioning strategy and a
Describe any changes to the Fund’s structure or allocation	currency factor positioning strategy for the Fund. Using futures,
to the Underlying Funds.	the global high real yield strategy took long positions in high
RIM has the discretion to vary the Fund’s actual allocation from	quality government bonds whose net-of-inflation yields are
the target strategic asset allocation by up to +/- 5% at the equity,	expected to be relatively high and short positions where net-of-
fixed income, multi-asset or alternative category level based on	inflation yield is expected to be relatively low. The currency factor
RIM’s capital markets research. In addition to investing in the	strategy utilized currency forward contracts to take long and short
Underlying Funds, RIM may seek to actively manage a Fund’s	positions in global foreign exchange markets. The global real
overall exposures by investing in derivatives that RIM believes	yield strategy detracted over the period as the long positions,
will achieve the desired risk/return profile for the Fund. RIM’s	specifically United States Treasuries, underperformed as interest
asset allocation modifications, implemented through both tactical	rates increased and widened compared to the short positions, in
changes to Underlying Fund allocations and derivatives-based	particular in German bund. With respect to the currency factor
exposures, benefited the Fund’s performance relative to the	strategy, the Fund’s exposure to developed market currencies
Fund’s target strategic asset allocation.	was broadly neutral, while the exposure to emerging market
RIM continued to operate the Fund as a risk manager rather	currencies was positive, with contributions from a long Mexican
than risk taker during the period. The Fund maintained an	Peso position.
underweight position in U. S. equity by trimming its exposure to	The views expressed in this report reflect those of the
the RIC U. S. Defensive Equity Fund relative to RIM’s long-term	portfolio managers only through the end of the period
strategic weights, while keeping an overweight position in Europe	covered by the report. These views do not necessarily
ex-UK equities relative to RIM’s strategic positioning via the RIF	represent the views of RIM, or any other person in RIM or
International Developed Markets Fund.	any other affiliated organization. These views are subject to
In the first quarter of 2018, RIM brought an underweight position	change at any time based upon market conditions or other
in listed REITs back to neutral due to increasingly attractive	events, and RIM disclaims any responsibility to update the
valuations by adding to the Fund’s allocation to the RIF Global	views contained herein. These views should not be relied
Real Estate Securities Fund.	on as investment advice and, because investment decisions
In the second quarter, RIM moved an emerging markets equity	for a Russell Investment Funds (“RIF”) Fund are based on
overweight to neutral by reducing the Fund’s allocation to the	numerous factors, should not be relied on as an indication
RIC Emerging Markets Fund. This decision was informed by a	of investment decisions of any RIF Fund.

48 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

* Assumes initial investment on January 1, 2009.

** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

*** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

**** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Growth Strategy Fund 49

Russell Investment Funds
Growth Strategy Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$921.70	$1,024.45
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.73	$0.77
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

50 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 93.3%
Alternative - 7.3%
RIC Commodity Strategies Fund Class Y		1,096,992		5,452
RIC Global Infrastructure Fund Class Y		364,854		3,455
RIF Global Real Estate Securities Fund		374,565		4,989
				13,896

Domestic Equities - 26.4%
RIC U. S. Defensive Equity Fund Class Y		193,404		8,815
RIC U. S. Dynamic Equity Fund Class Y		1,036,431		6,146
RIF U. S. Small Cap Equity Fund		1,631,246		19,347
RIF U. S. Strategic Equity Fund		1,204,030		15,797
				50,105

Fixed Income - 18.0%
RIC Global Opportunistic Credit Fund Class Y		253,181		2,281
RIC Unconstrained Total Return Fund Class Y		2,267,613		22,086
RIF Strategic Bond Fund		980,197		9,871
				34,238

International Equities - 41.6%
RIC Emerging Markets Fund Class Y		880,873		14,843
RIC Global Equity Fund Class Y		3,818,122		32,301
RIF International Developed Markets Fund		3,169,024		31,817
				78,961

Total Investments in Affiliated Funds
(cost $182,830)				177,200

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Bank of America Jan 2019 2,759.73 Call (5,852)	USD	16,150	(ÿ)	11
Total Options Purchased
(cost $490)				11

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		19,048	(8)	19
Total Short-Term Investments
(cost $19)				19

Total Investments 93.3%
(identified cost $183,339)				177,230

Other Assets and Liabilities, Net - 6.7%				12,812
Net Assets - 100.0%				190,042

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 51

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	10	EUR	975	01/19	(25)
CAC40 Euro Index Futures	60	EUR	2,837	01/19	(55)
DAX Index Futures	10	EUR	2,640	03/19	(75)
Dow Jones U. S. Real Estate Index Futures	60	USD	1,776	03/19	(122)
EURO STOXX 50 Index Futures	57	EUR	1,695	03/19	(54)
FTSE/MIB Index Futures	7	EUR	637	03/19	(18)
IBEX 35 Index Futures	10	EUR	852	01/19	(27)
MSCI EAFE Index Futures	15	USD	1,287	03/19	(21)
MSCI Emerging Markets Index Futures	21	USD	1,015	03/19	(8)
OMXS30 Index Futures	44	SEK	6,196	01/19	(23)
S&P 500 E-Mini Index futures	73	USD	9,144	03/19	43
S&P/TSX 60 Index Futures	1	CAD	171	03/19	(3)
TOPIX Index Futures	38	JPY	567,531	03/19	(282)
United States 5 Year Treasury Note Futures	212	USD	24,314	03/19	415
Short Positions
FTSE 100 Index Futures	45	GBP	2,997	03/19	39
NASDAQ 100 E-Mini Index Futures	59	USD	7,473	03/19	341
Russell 1000 E-Mini Index Futures	21	USD	1,454	03/19	56
Russell 2000 E-Mini Index Futures	54	USD	3,642	03/19	160
S&P 400 E-Mini Index Futures	12	USD	1,995	03/19	88
S&P Financial Select Sector Index Futures	12	USD	878	03/19	13
SPI 200 Index Futures	14	AUD	1,946	03/19	6
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					448

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Bank of America	Call	5,852	2,910.01	USD	17,029	01/31/19	(1)
S&P 500 Index	Bank of America	Put	2,926	2,527.47	USD	7,395	06/21/19	(423)
Total Liability for Options Written (premiums received $379)								(424)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	172	CAD	227	03/20/19	(6)
Brown Brothers Harriman	USD	260	JPY	29,128	03/20/19	7
Brown Brothers Harriman	AUD	113	USD	83	03/20/19	4
Brown Brothers Harriman	CHF	388	USD	393	03/20/19	(5)
Brown Brothers Harriman	EUR	2,462	USD	2,821	03/20/19	(18)
Brown Brothers Harriman	GBP	1,451	USD	1,858	03/20/19	2
Brown Brothers Harriman	HKD	893	USD	115	03/20/19	—
Brown Brothers Harriman	MXN	760	USD	37	03/20/19	(2)
Brown Brothers Harriman	SEK	620	USD	69	03/20/19	(1)

See accompanying notes which are an integral part of the financial statements.

52 Growth Strategy Fund

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Growth Strategy Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	SGD	55	USD	40	03/20/19	—
Brown Brothers Harriman	ZAR	133	USD	10	03/20/19	—
Citigroup	USD	172	CAD	227	03/20/19	(5)
Citigroup	USD	260	JPY	29,128	03/20/19	8
Citigroup	AUD	113	USD	83	03/20/19	4
Citigroup	CHF	388	USD	393	03/20/19	(5)
Citigroup	EUR	2,462	USD	2,821	03/20/19	(18)
Citigroup	GBP	1,451	USD	1,854	03/20/19	(2)
Citigroup	HKD	893	USD	115	03/20/19	—
Citigroup	MXN	760	USD	37	03/20/19	(2)
Citigroup	SEK	620	USD	69	03/20/19	(1)
Citigroup	SGD	55	USD	40	03/20/19	—
Citigroup	ZAR	133	USD	10	03/20/19	—
Royal Bank of Canada	USD	172	CAD	227	03/20/19	(6)
Royal Bank of Canada	USD	260	JPY	29,128	03/20/19	7
Royal Bank of Canada	AUD	113	USD	83	03/20/19	3
Royal Bank of Canada	CHF	388	USD	392	03/20/19	(5)
Royal Bank of Canada	EUR	2,462	USD	2,816	03/20/19	(23)
Royal Bank of Canada	GBP	1,451	USD	1,849	03/20/19	(6)
Royal Bank of Canada	HKD	893	USD	115	03/20/19	—
Royal Bank of Canada	MXN	760	USD	36	03/20/19	(2)
Royal Bank of Canada	SEK	620	USD	69	03/20/19	(1)
Royal Bank of Canada	SGD	55	USD	40	03/20/19	—
Royal Bank of Canada	ZAR	133	USD	10	03/20/19	—
Standard Chartered	USD	40	RUB	2,680	03/20/19	(1)
Standard Chartered	TWD	28,550	USD	940	03/20/19	—
State Street	USD	2,170	CNY	14,900	03/20/19	(4)
State Street	KRW	233,270	USD	212	03/20/19	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(76)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	100	1.000	%(2)	12/20/23	(5)	—	(5)
CDX NA High Yield Index	Bank of America	Purchase	USD	6,000	(5.000	%)(2)	12/20/23	(425)	301	(124)
CDX NA Investment Grade
Index	Bank of America	Sell	USD	700	1.000	%(2)	12/20/23	13	(9)	4
Total Open Credit Indices Contracts (å)								(417)	292	(125)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 53

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — December 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$177,200	$—	$—	$—	$177,200	93.3
Options Purchased	11	—	—	—	11	—*
Short-Term Investments	—	—	—	19	19	—*
Total Investments	177,211	—	—	19	177,230	93.3
Other Assets and Liabilities, Net						6.7
						100.0
Other Financial Instruments
Assets
Futures Contracts	1,161	—	—	—	1,161	0.6
Foreign Currency Exchange Contracts	—	37	—	—	37	—*
Credit Default Swap Contracts	—	4	—	—	4	—*

Liabilities
Futures Contracts	(713)	—	—	—	(713)	(0.4)
Options Written	(424)	—	—	—	(424)	(0.2)
Foreign Currency Exchange Contracts	—	(113)	—	—	(113)	(0.1)
Credit Default Swap Contracts	—	(129)	—	—	(129)	(0.1)
Total Other Financial Instruments**	$24	$(201)	$—	$—	$(177)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

54 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$11	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	37	—
Variation margin on futures contracts**	746	—	—	415
Credit default swap contracts, at fair value	—	4	—	—
Total	$757	$4	$37	$415

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$713	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	113	—
Options written, at fair value	424	—	—	—
Credit default swap contracts, at fair value	—	129	—	—
Total	$1,137	$129	$113	$—

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$975	$—	$—	$—
Futures contracts	(2,767)	—	—	(231)
Options written	241	—	—	—
Total return swap contracts	1,055	—	—	—
Credit default swap contracts	—	(344)	—	—
Foreign currency exchange contracts	—	—	953	—
Total	$(496)	$(344)	$953	$(231)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(577)	$—	$—	$—
Futures contracts	438	—	—	454
Options written	(45)	—	—	—
Total return swap contracts	18	—	—	—
Credit default swap contracts	—	368	—	—
Foreign currency exchange contracts	—	—	272	—
Total	$(166)	$368	$272	$454

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 55

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$11	$—	$11
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	37	—	37
Credit Default Swap Contracts	Credit default swap contracts, at fair value	4	—	4
Total Financial and Derivative Assets		52	—	52
Financial and Derivative Assets not subject to a netting agreement		(4)	—	(4)
Total Financial and Derivative Assets subject to a netting agreement		$48	$—	$48

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$11	$11	$—	$—
Brown Brothers Harriman	13	13	—	—
Citigroup	11	11	—	—
Royal Bank of Canada	11	11	—	—
State Street	2	2	—	—
Total	$48	$48	$—	$—

See accompanying notes which are an integral part of the financial statements.

56 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2018

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$113	$—	$113
Options Written Contracts	Options written, at fair value	424	—	424
Credit Default Swap Contracts	Credit default swap contracts, at fair value	129	—	129
Total Financial and Derivative Liabilities		666	—	666
Financial and Derivative Liabilities not subject to a netting agreement		(129)	—	(129)
Total Financial and Derivative Liabilities subject to a netting agreement		$537	$—	$537

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$424	$11	$413	$—
Brown Brothers Harriman	32	13	—	19
Citigroup	33	11	—	22
Royal Bank of Canada	43	11	—	32
Standard Chartered	2	—	—	2
State Street	3	2	—	1
Total	$537	$48	$413	$76

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 57

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$183,339
Investments, at fair value(>)	177,230
Cash	10,341
Unrealized appreciation on foreign currency exchange contracts	37
Receivables:
Fund shares sold	13
From broker(a)	530
Variation margin on futures contracts	2,631
Credit default swap contracts, at fair value(+)	4
Total assets	190,786

Liabilities
Payables:
Investments purchased	13
Accrued fees to affiliates	10
Other accrued expenses	55
Unrealized depreciation on foreign currency exchange contracts	113
Options written, at fair value(x)	424
Credit default swap contracts, at fair value(+)	129
Total liabilities	744

Net Assets	$190,042

See accompanying notes which are an integral part of the financial statements.

58 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities, continued — December 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(312)
Shares of beneficial interest	217
Additional paid-in capital	190,137
Net Assets	$190,042

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$8.76
Net assets	$190,041,633
Shares outstanding ($. 01 par value)	21,700,457
Amounts in thousands
(x) Premiums received on options written	$379
(+) Credit default swap contracts - premiums paid (received)	$(417)
(>) Investments in affiliated funds	$177,219

(a) Receivable from Broker for Swaps	$530
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 59

Russell Investment Funds
Growth Strategy Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$8,220
Interest	6
Total investment income	8,226

Expenses
Advisory fees	428
Administrative fees	91
Custodian fees	42
Transfer agent fees .	9
Professional fees	36
Trustees’ fees	8
Printing fees	38
Miscellaneous	17
Expenses before reductions	669
Expense reductions	(348)
Net expenses	321
Net investment income (loss)	7,905

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	975
Investments in affiliated funds	661
Futures contracts	(2,998)
Options written	241
Foreign currency exchange contracts	953
Total return swap contracts	1,055
Credit default swap contracts	(344)
Foreign currency-related transactions	(2)
Capital gain distributions from affiliated funds	12,381
Net realized gain (loss)	12,922
Net change in unrealized appreciation (depreciation) on:
Investments	(577)
Investments in affiliated funds	(38,595)
Futures contracts	892
Options written	(45)
Foreign currency exchange contracts	272
Total return swap contracts	18
Credit default swap contracts	368
Foreign currency-related transactions	(18)
Net change in unrealized appreciation (depreciation)	(37,685)
Net realized and unrealized gain (loss)	(24,763)
Net Increase (Decrease) in Net Assets from Operations	$(16,858)

See accompanying notes which are an integral part of the financial statements.

60 Growth Strategy Fund

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Growth Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,905	$7,155
Net realized gain (loss)	12,922	9,505
Net change in unrealized appreciation (depreciation)	(37,685)	14,182
Net increase (decrease) in net assets from operations	(16,858)	30,842

Distributions (i)
To shareholders	(18,776)	(11,163)
Net decrease in net assets from distributions	(18,776)	(11,163)

Share Transactions*
Net increase (decrease) in net assets from share transactions	4,841	(4,788)
Total Net Increase (Decrease) in Net Assets	(30,793)	14,891

Net Assets
Beginning of period	220,835	205,944
End of period (ii)	$190,042	$220,835

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended December 31, 2017, distributions from net investment income (in thousands) were $6,529. For the same period, distributions from net realized gain (in thousands) were $4,634.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 was $406. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	592	$6,014	755	$7,645
Proceeds from reinvestment of distributions	1,994	18,776	1,099	11,163
Payments for shares redeemed	(1,991)	(19,949)	(2,354)	(23,596)
Total increase (decrease)	595	$4,841	(500)	$(4,788)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 61

Russell Investment Funds
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2018	10.46	. 37	(1.17)	(. 80)	(. 51)	(. 39)
December 31, 2017	9.53	. 34	1.13	1.47	(. 32)	(. 22)
December 31, 2016	8.94	. 20	. 66	. 86	(. 27)	—(f)
December 31, 2015	10.07	. 17	(. 48)	(. 31)	(. 18)	(. 64)
December 31, 2014	10.23	. 31	. 07	. 38	(. 30)	(. 24)

See accompanying notes which are an integral part of the financial statements.

62 Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(e)	(000)	Gross(c)	Net(c)(d)	Net Assets(b)(d)	Turnover Rate
(. 90)	8.76	(8.05)	190,042	. 31	. 15	3.69	18
(. 54)	10.46	15.65	220,835	. 32	. 14	3.37	29
(. 27)	9.53	9.73	205,944	. 30	. 12	2.14	18
(. 82)	8.94	(3.31)	200,116	. 30	. 11	1.78	23
(. 54)	10.07	3.76	208,321	. 32	. 10	2.97	20

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 63

Russell Investment Funds
Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:

Advisory fees	$783
Administration fees	6,975
Transfer agent fees	722
Trustee fees	1,295
$9,775

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$6,835	$197	$758	$(452	) $	(370	) $	5,452	$77	$—
RIC Global Infrastructure Fund	6,214	510	2,607	156		(818)		3,455	139	163
RIF Global Real Estate Securities
Fund	5,997	498	939	138		(705)		4,989	255	7
RIC U. S. Defensive Equity Fund	10,693	925	1,854	414		(1,363)		8,815	221	612
RIC U. S. Dynamic Equity Fund	7,843	1,726	977	2		(2,448)		6,146	403	1,215
RIF U. S. Small Cap Equity Fund	25,585	4,423	4,331	66		(6,396)		19,347	1,085	2,893
RIF U. S. Strategic Equity Fund	19,841	3,789	2,693	81		(5,221)		15,797	841	2,747
RIC Global Opportunistic Credit
Fund	12,662	293	10,505	94		(263)		2,281	143	—
RIC Unconstrained Total Return
Fund	18,247	7,931	3,659	(18)		(415)		22,086	926	—
RIF Strategic Bond Fund	10,938	555	1,292	(31)		(299)		9,871	223	—
RIC Emerging Markets Fund	17,109	2,950	1,728	314		(3,802)		14,843	681	—
RIC Global Equity Fund	35,040	9,048	4,144	(120)		(7,523)		32,301	1,568	2,936
RIF International Developed Markets
Fund	38,786	4,399	2,413	17		(8,972)		31,817	1,658	1,808
U. S. Cash Management Fund	19	—	—	—		—		19	—	—
	$215,809	$37,244	$37,900	$661		$(38,595	) $	177,219	$8,220	$12,381

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$185,174,476
Unrealized Appreciation	$9,199,356
Unrealized Depreciation	(17,728,911)
Net Unrealized Appreciation (Depreciation)	$(8,529,555)
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$10,904,745
Tax Composition of Distributions
Ordinary Income	$10,477,718
Long-Term Capital Gains	$8,298,093

See accompanying notes which are an integral part of the financial statements.

64 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Federal Income Taxes, continued

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a late year ordinary loss of $1,122,429 incurred from November 1, 2018 to
December 1, 2018, and treat it as arising in the fiscal year 2019.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 65

Russell Investment Funds
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis — December 31, 2018 (Unaudited)

Equity Growth Strategy Fund			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	(9.45)%		1 Year	(4.78)%
5 Years	3.25	%§	5 Years	8.21	%§
10 Years	8.67	%§	10 Years	13.28	%§

			MSCI World ex USA Index (Net)***
				Total
				Return
			1 Year	(14.09)%
			5 Years	0.34	%§
			10 Years	6.24	%§

66 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

The Equity Growth Strategy Fund (the “Fund”) is a fund of	shrink in the generally low-yield environment as credit spreads
funds that invests principally in other Russell Investment Funds	continued to tighten.
(“RIF”) and Russell Investment Company (“RIC”) mutual funds	The U. S. equity market, as broadly measured by the Russell
(the “Underlying Funds”) . The Underlying Funds employ a multi-	3000® Index, was down 5.24% over the period. From a style
manager approach whereby portions of the Underlying Funds	perspective, growth outperformed value. The Fund’s strategic
are allocated to different money manager strategies. Underlying	exposure to global equities hindered performance over the period
Fund assets not allocated to money managers are managed by	as international markets and emerging markets lagged due to
Russell Investment Management, LLC (“RIM”), the Fund’s	political uncertainties, slower economic growth, and trade war
and Underlying Funds’ advisor. RIM, as the Underlying Funds’	concerns.
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive order	How did the investment strategies and techniques employed
from the Securities and Exchange Commission (“SEC”) permits	by the Fund and the Underlying Funds affect the Fund’s
RIM to engage or terminate a money manager in an Underlying	performance?
Fund at any time, subject to approval by the Underlying Fund’s	The Fund is a fund of funds and its performance is based on RIM’s
Board, without a shareholder vote. Pursuant to the terms of the	strategic asset allocations, the performance of the Underlying
exemptive order, an Underlying Fund is required to notify its	Funds in which the Fund invests, and tactical changes in the
shareholders within 90 days of when a money manager begins	Fund’s asset allocation throughout the year. In order to seek to
providing services.	achieve the Fund’s objective during the period, RIM’s strategic
What is the Fund’s investment objective?	asset allocation included investments in equity, fixed income and
The Fund seeks to provide high long term capital appreciation.	alternative Underlying Funds.
The Fund’s diverse asset allocation detracted from performance
How did the Fund perform relative to its benchmark for the	during the period. Non-traditional asset classes such as bank
fiscal year ended December 31, 2018?	loans returned 0.44%, as measured by the S&P/LSTA Leveraged
For the fiscal year ended December 31, 2018, the Fund lost	Loan TR Index, outperforming the Fund’s primary benchmark,
9.45%. This is compared to the Fund’s primary benchmark, the	the Russell 1000® Index. However, the outperformance was more
Russell 1000® Index, which lost 4.78% during the same period.	than offset by non-U. S. equities exposure as non-U. S. developed
The Fund’s performance includes operating expenses, whereas	equities and commodities delivered negative returns, as measured
index returns are unmanaged and do not include expenses of any	by the MSCI World ex USA Index Net and Bloomberg Commodity
kind.	Index Total Return, respectively.
For the fiscal year ended December 31, 2018, the Morningstar®	The fixed income portion of the Fund’s portfolio outperformed the
Insurance Allocation – 70% to 85% Equity Category, a group of	Fund’s equity benchmark. The RIC Unconstrained Total Return
funds that Morningstar considers to have investment strategies	Fund was the best performing fixed income Underlying Fund
similar to those of the Fund, lost 7.01%. This result serves as a	due to the fact that it avoided most of the selloff that occurred
peer comparison and is expressed net of operating expenses.	as a result of rising rates given its design to be less interest rate

How did market conditions affect the Fund’s performance?	sensitive.
The Fund seeks to achieve its objective by investing in Underlying	The broader equity markets faced strong volatility over the period,
Funds that provide exposure to a range of diversified investments,	and the equity Underlying Funds generally underperformed the
and most major asset classes invested in by the Underlying Funds	Fund’s U. S. equity benchmark. The equity Underlying Funds also
produced negative absolute returns during the period.	generally underperformed their respective equity benchmarks.
The RIC U. S. Defensive Equity Fund underperformed its
Within the Fund’s fixed income portfolio, exposure to bank loans	benchmark, partially resulting from its underweight to the
was the most beneficial fixed income exposure as it was among	technology sector, which was viewed as among the most expensive
the best-performing segments of the fixed income market over	segments of the U. S. large cap equity market. The RIC U. S.
the one-year period. Rising interest rates posed challenges to	Dynamic Equity Fund also underperformed its benchmark,
other fixed income assets, as well as more interest rate sensitive	partially resulting from an underweight to the largest market
real assets such as global infrastructure and global real estate	capitalization stocks and overweight to pro-cyclical areas such as
investment trusts (“REITs”) . Despite short term U. S. bond yields	financials, industrials and energy sectors. The RIF International
rising, income opportunities around the globe continued to	Developed Markets Fund underperformed its international equity

Equity Growth Strategy Fund 67

Russell Investment Funds
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

benchmark as a result of its underweights to health care and Asia-	combination of fading market momentum and less compelling
Pacific ex Japan.	cycle view on impacts from higher U. S. rates and weaker non-
The alternative assets portion of the Fund’s portfolio	U. S. growth.
underperformed the Fund’s equity benchmark. The RIF	In addition, RIM reduced the Fund’s exposure to the RIC Global
Global Real Estate Securities Fund underperformed the Fund’s	Opportunistic Credit Fund and increased the Fund’s exposure
benchmark and its real estate focused benchmark, as a result	to the RIC Unconstrained Total Return Fund in order to reduce
of its underweight to Japanese REITs markets and overweight	exposure to credit and increase exposure to securitized assets
to the U. S. office sector. The RIC Global Infrastructure Fund	given a higher conviction for outperformance.
underperformed the Fund’s equity benchmark but outperformed	RIM’s tactical modifications to the Fund’s asset allocation versus
its listed infrastructure benchmark. The RIC Commodity	strategic targets added value during the period, mainly driven by
Strategies Fund struggled versus its benchmark as well as the	an equity underweight and the Fund’s continued orientation as a
Fund’s equity benchmark.	risk manager instead of risk taker.
Describe any changes to the Fund’s structure or allocation	RIM manages a global real yield positioning strategy and a
to the Underlying Funds.	currency factor positioning strategy for the Fund. Using futures,
RIM has the discretion to vary the Fund’s actual allocation from	the global high real yield strategy took long positions in high
the target strategic asset allocation by up to +/- 5% at the equity,	quality government bonds whose net-of-inflation yields are
fixed income, multi-asset or alternative category level based on	expected to be relatively high and short positions where net-of-
RIM’s capital markets research. In addition to investing in the	inflation yield is expected to be relatively low. The currency factor
Underlying Funds, RIM may seek to actively manage a Fund’s	strategy utilized currency forward contracts to take long and short
overall exposures by investing in derivatives that RIM believes	positions in global foreign exchange markets. The global real
will achieve the desired risk/return profile for the Fund. RIM’s	yield strategy detracted over the period as the long positions,
asset allocation modifications, implemented through both tactical	specifically United States Treasuries, underperformed as interest
changes to Underlying Fund allocations and derivatives-based	rates increased and widened compared to the short positions, in
exposures, benefited the Fund’s performance relative to the	particular in German bund. With respect to the currency factor
Fund’s target strategic asset allocation.	strategy, the Fund’s exposure to developed market currencies
RIM continued to operate the Fund as a risk manager rather	was broadly neutral, while the exposure to emerging market
than risk taker during the period. The Fund maintained an	currencies was positive, with contributions from a long Mexican
underweight position in U. S. equity by trimming its exposure to	Peso position.
the RIC U. S. Defensive Equity Fund relative to RIM’s long-term	The views expressed in this report reflect those of the
strategic weights, while keeping an overweight position in Europe	portfolio managers only through the end of the period
ex-UK equities relative to RIM’s strategic positioning via the RIF	covered by the report. These views do not necessarily
International Developed Markets Fund.	represent the views of RIM, or any other person in RIM or
In the first quarter of 2018, RIM brought an underweight position	any other affiliated organization. These views are subject to
in listed REITs back to neutral due to increasingly attractive	change at any time based upon market conditions or other
valuations by adding to the Fund’s allocation to the RIF Global	events, and RIM disclaims any responsibility to update the
Real Estate Securities Fund.	views contained herein. These views should not be relied
In the second quarter, RIM moved an emerging markets equity	on as investment advice and, because investment decisions
overweight to neutral by reducing the Fund’s allocation to the	for a Russell Investment Funds (“RIF”) Fund are based on
RIC Emerging Markets Fund. This decision was informed by a	numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

68 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2018
(Unaudited)

* Assumes initial investment on January 1, 2009.

** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

*** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Equity Growth Strategy Fund 69

Russell Investment Funds
Equity Growth Strategy Fund

Shareholder Expense Example — December 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2018 to December 31, 2018.	July 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2018	$904.50	$1,024.45
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.72	$0.77
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

70 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — December 31, 2018

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 93.0%
Alternative - 6.1%
RIC Commodity Strategies Fund Class Y		268,136		1,333
RIC Global Infrastructure Fund Class Y		103,397		979
RIF Global Real Estate Securities Fund		45,046		600
				2,912

Domestic Equities - 30.6%
RIC U. S. Defensive Equity Fund Class Y		71,718		3,269
RIC U. S. Dynamic Equity Fund Class Y		399,384		2,368
RIF U. S. Small Cap Equity Fund		534,359		6,338
RIF U. S. Strategic Equity Fund		196,199		2,574
				14,549

Fixed Income - 8.3%
RIC Global Opportunistic Credit Fund Class Y		41,792		377
RIC Unconstrained Total Return Fund Class Y		368,783		3,591
				3,968

International Equities - 48.0%
RIC Emerging Markets Fund Class Y		299,565		5,048
RIC Global Equity Fund Class Y		1,133,634		9,591
RIF International Developed Markets Fund		819,359		8,226
				22,865

Total Investments in Affiliated Funds
(cost $44,836)				44,294

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Bank of America Jan 2019 2,759.73 Call (1,496)	USD	4,129	(ÿ)	3
Total Options Purchased
(cost $125)				3

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		19,868	(8)	20
Total Short-Term Investments
(cost $20)				20

Total Investments 93.0%
(identified cost $44,981)				44,317

Other Assets and Liabilities, Net - 7.0%				3,313
Net Assets - 100.0%				47,630

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 71

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — December 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	390	01/19	(10)
CAC40 Euro Index Futures	21	EUR	993	01/19	(19)
DAX Index Futures	4	EUR	1,056	03/19	(29)
Dow Jones U. S. Real Estate Index Futures	66	USD	1,954	03/19	(134)
EURO STOXX 50 Index Futures	21	EUR	625	03/19	(20)
FTSE/MIB Index Futures	3	EUR	273	03/19	(8)
IBEX 35 Index Futures	4	EUR	341	01/19	(11)
MSCI EAFE Index Futures	6	USD	515	03/19	(9)
OMXS30 Index Futures	17	SEK	2,394	01/19	(9)
Russell 1000 E-Mini Index Futures	1	USD	69	03/19	(3)
S&P 500 E-Mini Index Futures	21	USD	2,629	03/19	(51)
TOPIX Index Futures	11	JPY	164,284	03/19	(81)
United States 5 Year Treasury Note Futures	8	USD	918	03/19	16
Short Positions
FTSE 100 Index Futures	14	GBP	932	03/19	12
MSCI Emerging Markets Index Futures	25	USD	1,209	03/19	6
NASDAQ 100 E-Mini Index Futures	16	USD	2,026	03/19	93
Russell 2000 E-Mini Index Futures	23	USD	1,551	03/19	64
S&P 400 E-Mini Index Futures	1	USD	166	03/19	7
S&P Financial Select Sector Index Futures	12	USD	878	03/19	13
SPI 200 Index Futures	6	AUD	834	03/19	3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(170)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Bank of America	Call	1,496	2,910.01	USD	4,353	01/31/19	—
S&P 500 Index	Bank of America	Put	748	2,527.47	USD	1,891	06/21/19	(108)
Total Liability for Options Written (premiums received $97)								(108)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	326	AUD	443	03/20/19	(14)
Brown Brothers Harriman	USD	172	CAD	227	03/20/19	(6)
Brown Brothers Harriman	USD	338	JPY	37,862	03/20/19	9
Brown Brothers Harriman	USD	8	ZAR	115	03/20/19	—
Brown Brothers Harriman	CHF	223	USD	225	03/20/19	(3)
Brown Brothers Harriman	EUR	882	USD	1,010	03/20/19	(7)
Brown Brothers Harriman	GBP	420	USD	537	03/20/19	1
Brown Brothers Harriman	HKD	360	USD	46	03/20/19	—

See accompanying notes which are an integral part of the financial statements.

72 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — December 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	MXN	2,025	USD	98	03/20/19	(4)
Brown Brothers Harriman	SEK	375	USD	42	03/20/19	(1)
Brown Brothers Harriman	SGD	22	USD	16	03/20/19	—
Citigroup	BRL	980	USD	254	03/20/19	3
Royal Bank of Canada	USD	325	AUD	443	03/20/19	(13)
Royal Bank of Canada	USD	172	CAD	227	03/20/19	(6)
Royal Bank of Canada	USD	338	JPY	37,862	03/20/19	9
Royal Bank of Canada	USD	8	ZAR	115	03/20/19	—
Royal Bank of Canada	CHF	223	USD	225	03/20/19	(3)
Royal Bank of Canada	EUR	882	USD	1,009	03/20/19	(8)
Royal Bank of Canada	GBP	420	USD	535	03/20/19	(2)
Royal Bank of Canada	HKD	360	USD	46	03/20/19	—
Royal Bank of Canada	MXN	2,025	USD	97	03/20/19	(5)
Royal Bank of Canada	SEK	375	USD	42	03/20/19	(1)
Royal Bank of Canada	SGD	22	USD	16	03/20/19	—
Standard Chartered	USD	22	RUB	1,490	03/20/19	(1)
Standard Chartered	TWD	9,520	USD	314	03/20/19	—
State Street	USD	510	CNY	3,500	03/20/19	(1)
State Street	INR	12,940	USD	181	03/20/19	(3)
State Street	KRW	116,630	USD	106	03/20/19	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(55)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Bank of America	USD 3,530	3 Month LIBOR - 0.060%(2)	03/15/19	—	(68)	(68)
Total Open Total Return Swap Contracts (å)					—	(68)	(68)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	100	1.000	%(2)	12/20/23	(5)	—	(5)
CDX NA High Yield Index	Bank of America	Purchase	USD	1,300	(5.000	%)(2)	12/20/23	(92)	65	(27)
Total Open Credit Indices Contracts (å)								(97)	65	(32)

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 73

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — December 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$44,294	$—	$—	$—	$44,294	93.0
Options Purchased	3	—	—	—	3	—*
Short-Term Investments	—	—	—	20	20	—*
Total Investments	44,297	—	—	20	44,317	93.0
Other Assets and Liabilities, Net						7.0
						100.0
Other Financial Instruments
Assets
Futures Contracts	214	—	—	—	214	0.4
Foreign Currency Exchange Contracts	—	23	—	—	23	—*
'
Liabilities
Futures Contracts	(384)	—	—	—	(384)	(0.8)
Options Written	(108)	—	—	—	(108)	(0.2)
Foreign Currency Exchange Contracts	—	(78)	—	—	(78)	(0.2)
Total Return Swap Contracts	—	(68)	—	—	(68)	(0.1)
Credit Default Swap Contracts	—	(32)	—	—	(32)	(0.1)
Total Other Financial Instruments**	$(278)	$(155)	$—	$—	$(433)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

74 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Fair Value of Derivative Instruments — December 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$3	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	23	—
Variation margin on futures contracts**	198	—	—	16
Total	$201	$—	$23	$16

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$384	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	78	—
Options written, at fair value	108	—	—	—
Total return swap contracts, at fair value	68	—	—	—
Credit default swap contracts, at fair value	—	32	—	—
Total	$560	$32	$78	$—

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$249	$—	$—	$—
Futures contracts	(554)	—	—	5
Options written	65	—	—	—
Total return swap contracts	296	—	—	—
Credit default swap contracts	—	(73)	—	—
Foreign currency exchange contracts	—	—	185	—
Total	$56	$(73)	$185	$5

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(149)	$—	$—	$—
Futures contracts	(31)	—	—	15
Options written	(11)	—	—	—
Total return swap contracts	(63)	—	—	—
Credit default swap contracts	—	88	—	—
Foreign currency exchange contracts	—	—	(1)	—
Total	$(254)	$88	$(1)	$15

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 75

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2018

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$3	$—	$3
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	23	—	23
Total Financial and Derivative Assets		26	—	26
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$26	$—	$26

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$3	$3	$—	$—
Brown Brothers Harriman	10	10	—	—
Citigroup	3	—	—	3
Royal Bank of Canada	9	9	—	—
State Street	1	1	—	—
Total	$26	$23	$—	$3

See accompanying notes which are an integral part of the financial statements.

76 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2018

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$78	$—	$78
Options Written Contracts	Options written, at fair value	108	—	108
Total Return Swap Contracts	Total return swap contracts, at fair value	68	—	68
Credit Default Swap Contracts	Credit default swap contracts, at fair value	32	—	32
Total Financial and Derivative Liabilities		286	—	286
Financial and Derivative Liabilities not subject to a netting agreement		(32)	—	(32)
Total Financial and Derivative Liabilities subject to a netting agreement		$254	$—	$254

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$176	$3	$82	$91
Brown Brothers Harriman	34	10	—	24
Royal Bank of Canada	39	9	—	30
Standard Chartered	1	—	—	1
State Street	4	1	—	3
Total	$254	$23	$82	$149

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 77

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities — December 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$44,981
Investments, at fair value(>)	44,317
Cash	2,713
Unrealized appreciation on foreign currency exchange contracts	23
Receivables:
Investments sold	13
Fund shares sold	4
From affiliates	8
From broker(a)	81
Variation margin on futures contracts	988
Total assets	48,147

Liabilities
Payables:
Fund shares redeemed	17
Accrued fees to affiliates	2
Other accrued expenses	43
Variation margin on futures contracts	169
Unrealized depreciation on foreign currency exchange contracts	78
Options written, at fair value(x)	108
Total return swap contracts, at fair value(8)	68
Credit default swap contracts, at fair value(+)	32
Total liabilities	517

Net Assets	$47,630

See accompanying notes which are an integral part of the financial statements.

78 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — December 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(508)
Shares of beneficial interest	58
Additional paid-in capital	48,080
Net Assets	$47,630

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$8.16
Net assets	$47,630,419
Shares outstanding ($. 01 par value)	5,834,973
Amounts in thousands
(8) Credit default swap contracts - premiums paid (received)	$(97)
(>) Investments in affiliated funds	$44,314
(x) Premiums received on options written	$97
(+) Total return swap contracts - premiums paid (received)	$—

(a) Receivable from Broker for Swaps	$81
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 79

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended December 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$2,123
Interest	2
Total investment income	2,125

Expenses
Advisory fees	110
Administrative fees	23
Custodian fees	41
Transfer agent fees	2
Professional fees	33
Trustees’ fees	2
Printing fees	12
Miscellaneous	12
Expenses before reductions	235
Expense reductions	(153)
Net expenses	82
Net investment income (loss)	2,043

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	249
Investments in affiliated funds	(48)
Futures contracts	(549)
Options written	65
Foreign currency exchange contracts	185
Total return swap contracts	296
Credit default swap contracts	(73)
Capital gain distributions from affiliated funds	3,463
Net realized gain (loss)	3,588
Net change in unrealized appreciation (depreciation) on:
Investments	(149)
Investments in affiliated funds	(10,526)
Futures contracts	(16)
Options written	(11)
Foreign currency exchange contracts	(1)
Total return swap contracts	(63)
Credit default swap contracts	88
Foreign currency-related transactions	3
Net change in unrealized appreciation (depreciation)	(10,675)
Net realized and unrealized gain (loss)	(7,087)
Net Increase (Decrease) in Net Assets from Operations	$(5,044)

See accompanying notes which are an integral part of the financial statements.

80 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,043	$1,940
Net realized gain (loss)	3,588	3,504
Net change in unrealized appreciation (depreciation)	(10,675)	3,000
Net increase (decrease) in net assets from operations	(5,044)	8,444
Distributions (i)
To shareholders	(5,072)	(2,743)
Net decrease in net assets from distributions	(5,072)	(2,743)
Share Transactions*
Net increase (decrease) in net assets from share transactions	1,800	2,081
Total Net Increase (Decrease) in Net Assets	(8,316)	7,782
Net Assets
Beginning of period	55,946	48,164
End of period (ii)	$47,630	$55,946

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended December 31, 2017, distributions from net investment income (in thousands) were $1,736. For the same period, distributions from net realized gain (in thousands) were $1,007.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended December 31, 2017 was $98. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

* Share transaction amounts (in thousands) for the periods ended December 31, 2018 and December 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	363	$3,462	790	$7,420
Proceeds from reinvestment of distributions	571	5,072	283	2,743
Payments for shares redeemed	(712)	(6,734)	(861)	(8,082)
Total increase (decrease)	222	$1,800	212	$2,081

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 81

Russell Investment Funds
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2018	9.97	. 36	(1.26)	(. 90)	(. 48)	(. 43)
December 31, 2017	8.92	. 35	1.21	1.56	(. 32)	(. 19)
December 31, 2016	8.28	. 17	. 72	. 89	(. 25)	—
December 31, 2015	9.46	. 16	(. 50)	(. 34)	(. 13)	(. 71)
December 31, 2014	9.60	. 30	. 04	. 34	(. 32)	(. 16)

See accompanying notes which are an integral part of the financial statements.

82 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(e)	(000)	Gross)(c)	Net(c)(d)	Net Assets(b)(d)	Turnover Rate
(. 91)	8.16	(9.55)	47,630	. 43	. 15	3.73	21
(. 51)	9.97	17.67	55,946	. 43	. 14	3.72	35
(. 25)	8.92	10.85	48,164	. 40	. 12	1.97	21
(. 84)	8.28	(3.87)	48,051	. 39	. 11	1.73	31
(. 48)	9.46	3.48	52,403	. 40	. 10	3.04	25

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 83

Russell Investment Funds
Equity Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2018 were as follows:

Administration fees	$1,770
Transfer agent fees	183
Trustee fees	322
$2,275

Transactions (amounts in thousands) during the period ended December 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End		Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$1,707	$149	$322	$(173	) $	(28	) $	1,333	$19	$—
RIC Global Infrastructure Fund	1,636	173	634	16		(212)		979	41	46
RIF Global Real Estate Securities
Fund	300	526	156	(6)		(64)		600	32	1
RIC U. S. Defensive Equity Fund	3,990	408	780	66		(415)		3,269	83	227
RIC U. S. Dynamic Equity Fund	2,956	762	409	—		(941)		2,368	155	468
RIF U. S. Small Cap Equity Fund	8,076	1,752	1,431	40		(2,099)		6,338	350	934
RIF U. S. Strategic Equity Fund	3,197	701	489	21		(856)		2,574	137	447
RIC Global Opportunistic Credit
Fund	2,772	73	2,443	49		(74)		377	25	—
RIC Unconstrained Total Return
Fund	2,494	2,108	934	(5)		(72)		3,591	154	—
RIC Emerging Markets Fund	5,865	1,431	1,027	—		(1,221)		5,048	233	—
RIC Global Equity Fund	11,434	1,819	1,406	(42)		(2,214)		9,591	465	872
RIF International Developed Markets
Fund	10,004	1,475	909	(14)		(2,330)		8,226	429	468
U. S. Cash Management Fund	19	1	—	—		—		20	—	—
	$54,450	$11,378	$10,940	$(48	) $	(10,526	) $	44,314	$2,123	$3,463

Federal Income Taxes

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$46,755,647
Unrealized Appreciation	$9,708,310
Unrealized Depreciation	(12,322,952)
Net Unrealized Appreciation (Depreciation)	$(2,614,642)
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$2,994,248
Tax Composition of Distributions
Ordinary Income	$2,655,457
Long-Term Capital Gains	$2,416,855

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a late year ordinary loss of $393,766 incurred from November 1, 2018 to
December 1, 2018, and treat it as arising in the fiscal year 2019.
See accompanying notes which are an integral part of the financial statements.

84 Equity Growth Strategy Fund

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments — December 31, 2018

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.
Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments, continued — December 31, 2018

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

86 Notes to Schedule of Investments

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — December 31, 2018

(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(d) May reflect amounts waived and reimbursed by Russell Investment Management, LLC ( “RIM”).
(e) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(f) Less than $.01 per share.

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — December 31, 2018

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds' approximate expected target strategic asset allocation effective on or about May 1, 2018 to equity, fixed income, multi-asset, and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC U.S. Defensive Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC
Emerging Markets, RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Global Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond,
RIC Unconstrained Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the RIC
Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.

		Asset Allocation*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
	Fund	Fund	Fund	Strategy Fund
Equity	29.5%	51%	70%	85%
Fixed Income	53%	38%	22%	7%
Multi-Asset	10%	4%	-%	-%
Alternative **	7.5%	7%	8%	8%

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Effective January 1, 2019, the RIC U.S. Defensive Equity Fund had the following changes:

• The Fund was renamed the Sustainable Equity Fund.

88 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

• The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowing for investment purposes in equity securities.

• The Fund's investment strategy changed to pursuing a "sustainable" investment strategy that takes into account environmental, social and governance ("ESG") considerations.

Please see the Supplement to the Fund's Prospectus dated September 19, 2018 for more information regarding these and related changes to the Underlying Fund.

Effective March 1, 2019, the RIC Global Opportunistic Credit Fund will be renamed the RIC Opportunistic Credit Fund.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Notes to Financial Statements 89

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such instruments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity's measurement date.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

For the period ended December 31, 2018, there was no movement between levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are

90 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018 intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular Fund.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At December 31, 2018, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2015 through December 31,
2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Notes to Financial Statements 91

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due

92 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018 to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of
Operations, for the period ended December 31, 2018, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended December 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Moderate Strategy Fund	$5,194,256	$5,034,352	$4,904,847	$4,895,699
Balanced Strategy Fund	31,556,544	28,068,632	27,525,470	27,334,663
Growth Strategy Fund	26,558,817	21,434,191	21,154,605	20,893,600
Equity Growth Strategy Fund	7,195,210	7,187,826	7,062,654	7,031,420
		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2018	June 30, 2018	September 31, 2018	December 31, 2018
Moderate Strategy Fund	$5,198,851	$5,017,773	$4,905,456	$4,873,562
Balanced Strategy Fund	31,698,489	28,372,462	27,448,537	27,410,226
Growth Strategy Fund	26,737,195	21,673,531	21,224,426	20,913,363
Equity Growth Strategy Fund	7,220,785	7,217,624	7,065,447	6,993,238

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Notes to Financial Statements 93

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended December 31, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Moderate Strategy Fund	$26,162,500	$11,257,579	$18,780,000	$21,091,631
Balanced Strategy Fund	102,637,500	113,194,933	89,995,000	53,590,092
Growth Strategy Fund	32,200,000	86,216,415	61,990,000	40,574,696
Equity Growth Strategy Fund	9,487,500	21,724,299	15,950,000	10,372,479

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended December 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

94 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

	Notional of Futures Contracts Outstanding
Funds	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Moderate Strategy Fund	$38,341,251	$33,321,061	$37,375,791	$31,236,790
Balanced Strategy Fund	67,721,406	76,486,473	93,364,606	86,519,607
Growth Strategy Fund	55,414,444	95,512,928	65,971,802	75,212,974
Equity Growth Strategy Fund	16,835,245	24,545,890	21,011,292	19,675,133

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection,

Notes to Financial Statements 95

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018 the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event

96 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018 were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended December 31, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Moderate Strategy Fund	$7,900,000	$14,700,000	$14,700,000	$14,700,000
Balanced Strategy Fund	13,500,000	29,100,000	29,100,000	29,100,000
Growth Strategy Fund	23,800,000	6,800,000	6,800,000	6,800,000
Equity Growth Strategy Fund	3,400,000	1,400,000	1,400,000	1,400,000

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended December 31, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Moderate Strategy Fund	$11,085,728	$11,206,336	$11,200,000	$—
Balanced Strategy Fund	44,861,003	45,530,179	34,300,000	28,828,149
Growth Strategy Fund	14,504,708	14,708,657	14,700,000	—
Equity Growth Strategy Fund	4,144,202	4,201,693	4,200,000	3,529,977

Notes to Financial Statements 97

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended December 31, 2018, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

98 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

	Purchases	Sales
Moderate Strategy Fund	$22,933,563	$27,405,451
Balanced Strategy Fund	34,976,159	50,108,420
Growth Strategy Fund	37,244,292	37,900,162
Equity Growth Strategy Fund	11,377,876	10,940,349

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of December 31, 2018, the Funds had invested $48,724 in the U.S. Cash Management Fund.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administrative fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2018:

	Advisory	Administrative
Moderate Strategy Fund	$219,701	$46,687
Balanced Strategy Fund	565,539	120,177
Growth Strategy Fund	428,444	91,044
Equity Growth Strategy Fund	109,637	23,298

RIM has agreed to certain waivers of its advisory fees as follows:

For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2019, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2019, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2019, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Notes to Financial Statements 99

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2019, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the period ended December 31, 2018, RIM waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total
Moderate Strategy Fund	$219,701	$12,462	$232,163
Balanced Strategy Fund	462,010	—	462,010
Growth Strategy Fund	348,255	—	348,255
Equity Growth Strategy Fund	109,637	43,625	153,262

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2018 were as follows:

Amount
Moderate Strategy Fund	$4,834
Balanced Strategy Fund	12,442
Growth Strategy Fund	9,426
Equity Growth Strategy Fund	2,412

Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 33 funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the
Russell Investments Fund Complex.

For the period ended December 31, 2018, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,459,750.
5. Federal Income Taxes
At December 31, 2018, the Funds did not have any capital losses available for carryforwards.
6. Record Ownership
As of December 31, 2018, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

100 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2018

	# of Shareholders	%
Moderate Strategy Fund	1	89.8
Balanced Strategy Fund	1	90.2
Growth Strategy Fund	2	97.7
Equity Growth Strategy Fund	2	97.3

7. Subsequent Events
Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.

Notes to Financial Statements 101

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity
Growth Strategy Fund (four of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 14, 2019

We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

102 Report of Independent Registered Public Accounting Firm

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Tax Information— December 31, 2018 (Unaudited)

For the tax year ended December 31, 2018, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2019 will show the tax status of all distributions paid to your account in calendar year 2018.

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Moderate Strategy	7.9%
Balanced Strategy	8.6%
Growth Strategy	13.6%
Equity Growth Strategy	15.7%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2018:

Moderate Strategy	$947,736
Balanced Strategy	$8,085,679
Growth Strategy	$8,298,093
Equity Growth Strategy	$2,416,855

Tax Information 103

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — December 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at the Securities and Exchange Commission’s website at www.sec.gov: and (iii) also the Funds’ Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and Advocacy (formerly, the Public Reference
Room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling
1-202-551-8090.

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of\ disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

104 Shareholder Requests for Additional Information

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — December 31, 2018
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms.
Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/
trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-
profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr. Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	42	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, Russell
		until successor	Investments Fund Services, LLC
		is chosen and	(“RIFUS”)
		qualified by	• Director, RIM
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	42	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 105

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director,	42	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Avista Corp (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director		Director,
18th Floor, Seattle, WA		qualified	and Chairman of the Audit		Avista Corp
98101		Approved	Committee, Avista Corp (electric		(electric
		annually	utilities)		utilities)
			• Until September 2018, Regent,		• Until May
			University of Washington		2017,
			• President, Kristianne Gates		Director,
			Blake, P. S. (accounting services)		Avista Corp
			• Until June 30, 2014, Director,		(electric
			Ecova (total energy and		utilities)
			sustainability management)		• Until June
			• Until December 31, 2013, Trustee		30, 2014,
			and Chairman of the Operations		Director,
			Committee, Principal Investors		Ecova (total
			Funds and Principal Variable		energy and
			Contracts Funds (investment		sustainability
			company)		management)
• Until
December 31,
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

106 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	42	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Select Sector SPDR Funds		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	(investment company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit Committee,		company)
		duly elected and	Select Sector SPDR Funds		• From August
		qualified	(investment company)		2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	42	Until October
Born December 3, 1951		successor is			2015, Trustee,
1301 Second Avenue		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	42	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	42	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Disclosure of Information about Fund Trustees and Officers 107

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

TRUSTEE EMERITUS

George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	42	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management

Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017

Peter Gunning,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born February 22, 1967	Officer since 2018	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chief Executive Officer, Asia Pacific, Russell Investments
18th Floor, Seattle WA			• President, RIM
98101

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, U. S. One Inc.
98101

108 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Adviser and Service Providers — December 31, 2018 (Unaudited)

Interested Trustee
Mark Spina	Administrator, Transfer and Dividend Disbursing
Independent Trustees	Agent
Thaddas L. Alston	Russell Investments Fund Services, LLC
Kristianne Blake	1301 Second Avenue
Cheryl Burgermeister	Seattle, WA 98101
Katherine W. Krysty
Raymond P. Tennison, Jr.	Custodian
Jack R. Thompson	State Street Bank and Trust Company
1 Heritage Drive
Trustee Emeritus	North Quincy, MA 02171
George F. Russell, Jr.	Office of Shareholder Inquiries
Officers	1301 Second Avenue
Mark Spina, President and Chief Executive Officer	Seattle, WA 98101
Mark E. Swanson, Treasurer, Chief Accounting Officer and	(800) 787-7354
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer	Legal Counsel
Peter Gunning, Chief Investment Officer	Dechert LLP
Mary Beth R. Albaneze, Secretary	One International Place, 40th Floor
100 Oliver Street
Adviser	Boston, MA 02110
Russell Investment Management, LLC
1301 Second Avenue	Distributor
Seattle, WA 98101	Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers 109

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495

Russell Investments

Item 2. Code of Ethics. [Annual Report Only]

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethicsthat applies to the registrant's principal executive officer and principal financial officer
(“Code”).

(b) That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2) full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission
(“SEC”) and in other public communications made by each Mutual Fund;

3) compliance with applicable laws and governmental rules and regulations;

4) the prompt internal reporting to an appropriate person or persons identified in the
Code of violations of the Code; and

5) accountability for adherence to the Code.

(c) The Code was restated as of August2015; the restatement did not involve any material change.

(d) As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.

(e) Not applicable.

(f) The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Cheryl Burgermeisterhas been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional servicesrendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2017	$275,470
2018	$285,769

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2017	$98,646	Tax auditing services
2018	$102,552	Tax auditing services

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services

2017	$83,225	Tax filing services
2018	$87,533	Tax filing services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2017	$0
2018	$0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Funds

Russell Investment Funds

Audit and Non-Audit Services Pre-Approval Policy
Effective Date: August 25, 2015

I. Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and
Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor to RIC and RIF, respectively, for audit, non-audit, tax or other services. The term
“Fund” shall collectively refer to each series of RIC and RIF. The term “Investment Adviser”
shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”). This Policy
does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II. Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Funds’ Board of
Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services such as audit-related, tax and other services (“non-audit services”)
performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent in light of the services it provides to a Fund, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the Funds would be deemed impaired if the auditor provides a service whereby it:

· Functions in the role of management of the Funds, the adviser of the Funds or any other affiliate* of the Funds;
· Is in the position of auditing its own work; or
· Serves in an advocacy role for the Funds, the adviser of the Funds or any other affiliate of the Funds.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-
related, tax, or other non-audit services.

* For purposes of this Policy, an affiliate of the Funds is defined as the Funds’ investment adviser (but not a sub-
adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the fund, together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the fund on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor. The Funds’ Audit and Non-Audit Pre-
Approved Services Schedule lists the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service to the Funds that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit
Committee will take into account the ratio between the total amounts paid for audit, audit-
related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III. Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.

IV. Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-
approval to other audit services, which are those services that only the independent auditor reasonably can provide. These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule. All other audit services not listed in Schedule
A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-
approved by the Audit Committee or its delegate.

V. Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.
“Audit related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including those under Form N-CEN and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the
Audit and Non-Audit Pre-Approved Services Schedule. All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI. Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the
Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.
Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal
Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States. The Audit Committee will consult with the
Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and
Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII. All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.
Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule
D of the Audit and Non-Audit Pre-Approved Services Schedule. Permissible “all other services”
not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

· Bookkeeping or other services relating to the accounting records or financial statements of the Funds

· Financial information system design and implementation

· Appraisal or valuation services, fairness opinions or contribution-in-kind reports

· Actuarial services

· Internal audit outsourcing services

· Management functions

· Human resources services

· Broker-dealer, investment adviser or investment banking services

· Legal services unrelated to the audit

· Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the
Funds, or the Investment Adviser, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII. De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

(a) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

(b) Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

(c) Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX. Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-
approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as

“all other services” for the Funds (including any such services for affiliates subject to pre-
approval by the Audit Committee or its delegate).

X. Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC&RIF
Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit
Committee will be informed not less frequently than quarterly by the Chairperson of the
Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit
Committee will be submitted to the Audit Committee by both the independent auditor and the
Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the
SEC’s rules governing auditor independence.

Russell Investments’ Internal Audit Department and the officers of RIC and RIFwill report to the
Chairman of the Audit Committee any breach of this Policy that comes to the attention of the
Internal Audit Department or an officer of RIC or RIF.

XI. Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates. Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates, consistent with the Public Company Accounting Oversight
Board’s Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X is as follows:

Audit Fees	0%
Audit-Related Fees	0%

Tax Fees	0%
All Other Fees	0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

2017	$0
2018	$0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Registrant’s code of ethics described in Item 2

(b) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Funds

Date: February 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Funds

Date: February 20, 2019